                                  United States
                       Securities and Exchange Commission
                             Washington, D.C. 20549

                                   Form N-CSR
   Certified Shareholder Report of Registered Management Investment Companies

                                    811-5514

                      (Investment Company Act File Number)

                               MTB Group of Funds
         ---------------------------------------------------------------

               (Exact Name of Registrant as Specified in Charter)

                              5800 Corporate Drive
                       Pittsburgh, Pennsylvania 15237-7010

                                 (412) 288-1900
                         (Registrant's Telephone Number)

                           C. Grant Anderson, Esquire
                            Federated Investors Tower
                               1001 Liberty Avenue
                       Pittsburgh, Pennsylvania 15222-3779
                     (Name and Address of Agent for Service)
                (Notices should be sent to the Agent for Service)

                        Date of Fiscal Year End: 4/30/05

               Date of Reporting Period: Six months ended 10/31/04

Item 1.     Reports to Stockholders

[Logo of MTB Group of Funds]

SEMI-ANNUAL REPORT: October 31, 2004

MTB Fund

Short Duration Government Bond Fund

Short-Term Corporate Bond Fund

U.S. Government Bond Fund

New York Municipal Bond Fund

Pennsylvania Municipal Bond Fund

Maryland Municipal Bond Fund

Intermediate-Term Bond Fund

Income Fund

Managed Allocation Fund -- Conservative Growth

Managed Allocation Fund -- Moderate Growth

Managed Allocation Fund -- Aggressive Growth

Balanced Fund

Social Balanced Fund

Equity Income Fund

Large Cap Value Fund

Equity Index Fund

Large Cap Stock Fund

Large Cap Growth Fund

Multi Cap Growth Fund

Mid Cap Stock Fund

Mid Cap Growth Fund

Small Cap Stock Fund

Small Cap Growth Fund

International Equity Fund

Shareholder Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase or redemption payments and (2) ongoing costs, including management fees; to the extent applicable, distribution (12b-1) fees and/or shareholder services fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from May 1, 2004 to October 31, 2004.

Actual Expenses

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses attributable to your investment during this period.

Hypothetical Example for Comparison Purposes

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on a Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are provided to enable you to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase or redemption payments. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

	Beginning Account Value 5/1/2004	Ending Account Value 10/31/2004	Expenses Paid During Period[1]
SHORT DURATION GOVERNMENT BOND FUND
Actual
Class A Shares	$ 1,000	$ 1,010.70	$ 4.00
Class B Shares	$ 1,000	$ 1,007.20	$ 7.54
Institutional I Shares	$ 1,000	$ 1,011.30	$ 3.45
Hypothetical (assuming a 5% return before expenses)
Class A Shares	$ 1,000	$ 1,021.22	$ 4.02
Class B Shares	$ 1,000	$ 1,017.69	$ 7.58
Institutional I Shares	$ 1,000	$ 1,021.78	$ 3.47
SHORT-TERM CORPORATE BOND FUND
Actual
Class A Shares	$ 1,000	$ 1,012.60	$ 5.02
Class B Shares	$ 1,000	$ 1,008.50	$ 9.06
Institutional I Shares	$ 1,000	$ 1,013.50	$ 4.06
Hypothetical (assuming a 5% return before expenses)
Class A Shares	$ 1,000	$ 1,020.21	$ 5.04
Class B Shares	$ 1,000	$ 1,016.18	$ 9.10
Institutional I Shares	$ 1,000	$ 1,021.17	$ 4.08
U.S. GOVERNMENT BOND FUND
Actual
Class A Shares	$ 1,000	$ 1,032.70	$ 4.87
Class B Shares	$ 1,000	$ 1,028.10	$ 9.76
Institutional I Shares	$ 1,000	$ 1,033.10	$ 4.41
Hypothetical (assuming a 5% return before expenses)
Class A Shares	$ 1,000	$ 1,020.42	$ 4.84
Class B Shares	$ 1,000	$ 1,015.58	$ 9.70
Institutional I Shares	$ 1,000	$ 1,020.87	$ 4.38
NEW YORK MUNICIPAL BOND FUND
Actual
Class A Shares	$ 1,000	$ 1,043.10	$ 4.38
Class B Shares	$ 1,000	$ 1,038.80	$ 8.68
Institutional I Shares	$ 1,000	$ 1,043.90	$ 3.61
Hypothetical (assuming a 5% return before expenses)
Class A Shares	$ 1,000	$ 1,020.92	$ 4.33
Class B Shares	$ 1,000	$ 1,016.69	$ 8.59
Institutional I Shares	$ 1,000	$ 1,021.68	$ 3.57
PENNSYLVANIA MUNICIPAL BOND FUND
Actual
Class A Shares	$ 1,000	$ 1,038.70	$ 5.86
Class B Shares	$ 1,000	$ 1,035.20	$ 9.39
Institutional I Shares	$ 1,000	$ 1,039.50	$ 5.09
Hypothetical (assuming a 5% return before expenses)
Class A Shares	$ 1,000	$ 1,019.46	$ 5.80
Class B Shares	$ 1,000	$ 1,015.98	$ 9.30
Institutional I Shares	$ 1,000	$ 1,020.21	$ 5.04
MARYLAND MUNICIPAL BOND FUND
Actual
Class A Shares	$ 1,000	$ 1,041.40	$ 4.94
Class B Shares	$ 1,000	$ 1,037.40	$ 8.78
Institutional I Shares	$ 1,000	$ 1,042.50	$ 3.81
Hypothetical (assuming a 5% return before expenses)
Class A Shares	$ 1,000	$ 1,020.37	$ 4.89
Class B Shares	$ 1,000	$ 1,016.59	$ 8.69
Institutional I Shares	$ 1,000	$ 1,021.48	$ 3.77
INTERMEDIATE-TERM BOND FUND
Actual
Class A Shares	$ 1,000	$ 1,032.30	$ 3.89
Class B Shares	$ 1,000	$ 1,027.70	$ 8.54
Institutional I Shares	$ 1,000	$ 1,032.40	$ 3.84
Hypothetical (assuming a 5% return before expenses)
Class A Shares	$ 1,000	$ 1,021.37	$ 3.87
Class B Shares	$ 1,000	$ 1,016.79	$ 8.49
Institutional I Shares	$ 1,000	$ 1,021.42	$ 3.82
INCOME FUND
Actual
Class A Shares	$ 1,000	$ 1,038.00	$ 5.34
Class B Shares	$ 1,000	$ 1,034.90	$ 8.92
Institutional I Shares	$ 1,000	$ 1,039.60	$ 4.27
Hypothetical (assuming a 5% return before expenses)
Class A Shares	$ 1,000	$ 1,019.96	$ 5.30
Class B Shares	$ 1,000	$ 1,016.43	$ 8.84
Institutional I Shares	$ 1,000	$ 1,021.02	$ 4.23
MANAGED ALLOCATION FUND -- CONSERVATIVE GROWTH
Actual
Class A Shares	$ 1,000	$ 1,010.80	$ 5.07
Class B Shares	$ 1,000	$ 1,009.10	$ 7.90
Hypothetical (assuming a 5% return before expenses)
Class A Shares	$ 1,000	$ 1,020.16	$ 5.09
Class B Shares	$ 1,000	$ 1,017.34	$ 7.93
MANAGED ALLOCATION FUND -- MODERATE GROWTH
Actual
Class A Shares	$ 1,000	$ 1,009.20	$ 4.86
Class B Shares	$ 1,000	$ 1,005.10	$ 8.64
Hypothetical (assuming a 5% return before expenses)
Class A Shares	$ 1,000	$ 1,020.37	$ 4.89
Class B Shares	$ 1,000	$ 1,016.59	$ 8.69
MANAGED ALLOCATION FUND -- AGGRESSIVE GROWTH
Actual
Class A Shares	$ 1,000	$ 1,005.30	$ 5.16
Class B Shares	$ 1,000	$ 1,003.20	$ 8.03
Hypothetical (assuming a 5% return before expenses)
Class A Shares	$ 1,000	$ 1,020.06	$ 5.19
Class B Shares	$ 1,000	$ 1,017.19	$ 8.08
BALANCED FUND
Actual
Class A Shares	$ 1,000	$ 992.00	$ 5.57
Class B Shares	$ 1,000	$ 989.30	$ 9.08
Institutional I Shares	$ 1,000	$ 993.20	$ 4.77
Hypothetical (assuming a 5% return before expenses)
Class A Shares	$ 1,000	$ 1,019.61	$ 5.65
Class B Shares	$ 1,000	$ 1,016.08	$ 9.20
Institutional I Shares	$ 1,000	$ 1,020.42	$ 4.84
SOCIAL BALANCED FUND
Actual
Institutional I Shares	$ 1,000	$ 995.60	$ 6.29
Hypothetical (assuming a 5% return before expenses)
Institutional I Shares	$ 1,000	$ 1,018.90	$ 6.36
EQUITY INCOME FUND
Actual
Class A Shares	$ 1,000	$ 1,032.00	$ 6.25
Class B Shares	$ 1,000	$ 1,027.70	$ 9.97
Institutional I Shares	$ 1,000	$ 1,032.10	$ 5.12
Hypothetical (assuming a 5% return before expenses)
Class A Shares	$ 1,000	$ 1,019.06	$ 6.21
Class B Shares	$ 1,000	$ 1,015.38	$ 9.91
Institutional I Shares	$ 1,000	$ 1,020.16	$ 5.09
LARGE CAP VALUE FUND
Actual
Class A Shares	$ 1,000	$ 1,037.30	$ 5.80
Class B Shares	$ 1,000	$ 1,033.20	$ 9.89
Institutional I Shares	$ 1,000	$ 1,037.40	$ 5.34
Hypothetical (assuming a 5% return before expenses)
Class A Shares	$ 1,000	$ 1,019.51	$ 5.75
Class B Shares	$ 1,000	$ 1,015.48	$ 9.80
Institutional I Shares	$ 1,000	$ 1,019.96	$ 5.30
EQUITY INDEX FUND
Actual
Class A Shares	$ 1,000	$ 1,025.00	$ 2.86
Class B Shares	$ 1,000	$ 1,021.60	$ 6.52
Institutional I Shares	$ 1,000	$ 1,027.60	$ 1.43
Hypothetical (assuming a 5% return before expenses)
Class A Shares	$ 1,000	$ 1,022.38	$ 2.85
Class B Shares	$ 1,000	$ 1,018.75	$ 6.51
Institutional I Shares	$ 1,000	$ 1,023.79	$ 1.43
LARGE CAP STOCK FUND
Actual
Class A Shares	$ 1,000	$ 1,019.80	$ 6.41
Class B Shares	$ 1,000	$ 977.20	$ 9.97
Institutional I Shares	$ 1,000	$ 981.50	$ 5.44
Hypothetical (assuming a 5% return before expenses)
Class A Shares	$ 1,000	$ 1,018.85	$ 6.41
Class B Shares	$ 1,000	$ 1,015.12	$ 10.16
Institutional I Shares	$ 1,000	$ 1,019.71	$ 5.55
LARGE CAP GROWTH FUND
Actual
Class A Shares	$ 1,000	$ 968.40	$ 6.40
Class B Shares	$ 1,000	$ 964.50	$ 10.25
Institutional I Shares	$ 1,000	$ 969.70	$ 5.66
Hypothetical (assuming a 5% return before expenses)
Class A Shares	$ 1,000	$ 1,018.70	$ 6.56
Class B Shares	$ 1,000	$ 1,014.77	$ 10.51
Institutional I Shares	$ 1,000	$ 1,019.46	$ 5.80
MULTI CAP GROWTH FUND
Actual
Class A Shares	$ 1,000	$ 1,002.90	$ 6.06
Class B Shares	$ 1,000	$ 999.30	$ 9.57
Institutional I Shares	$ 1,000	$ 1,003.60	$ 5.25
Hypothetical (assuming a 5% return before expenses)
Class A Shares	$ 1,000	$ 1,019.16	$ 6.11
Class B Shares	$ 1,000	$ 1,015.63	$ 9.65
Institutional I Shares	$ 1,000	$ 1,019.96	$ 5.30
MID CAP STOCK FUND
Actual
Class A Shares	$ 1,000	$ 1,039.30	$ 6.12
Class B Shares	$ 1,000	$ 1,035.20	$ 10.41
Institutional I Shares	$ 1,000	$ 1,039.30	$ 5.91
Hypothetical (assuming a 5% return before expenses)
Class A Shares	$ 1,000	$ 1,019.21	$ 6.06
Class B Shares	$ 1,000	$ 1,014.97	$ 10.31
Institutional I Shares	$ 1,000	$ 1,019.41	$ 5.85
MID CAP GROWTH FUND
Actual
Class A Shares	$ 1,000	$ 1,028.90	$ 6.55
Class B Shares	$ 1,000	$ 1,025.20	$ 10.46
Institutional I Shares	$ 1,000	$ 1,030.20	$ 5.73
Hypothetical (assuming a 5% return before expenses)
Class A Shares	$ 1,000	$ 1,018.75	$ 6.51
Class B Shares	$ 1,000	$ 1,014.87	$ 10.41
Institutional I Shares	$ 1,000	$ 1,019.56	$ 5.70
SMALL CAP STOCK FUND
Actual
Class A Shares	$ 1,000	$ 993.50	$ 6.53
Class B Shares	$ 1,000	$ 991.10	$ 10.19
Institutional I Shares	$ 1,000	$ 993.50	$ 6.43
Hypothetical (assuming a 5% return before expenses)
Class A Shares	$ 1,000	$ 1,018.65	$ 6.61
Class B Shares	$ 1,000	$ 1,014.97	$ 10.31
Institutional I Shares	$ 1,000	$ 1,018.75	$ 6.51
SMALL CAP GROWTH FUND
Actual
Class A Shares	$ 1,000	$ 952.20	$ 6.74
Class B Shares	$ 1,000	$ 948.70	$ 10.31
Class C Shares	$ 1,000	$ 947.70	$ 10.31
Institutional I Shares	$ 1,000	$ 952.80	$ 5.96
Hypothetical (assuming a 5% return before expenses)
Class A Shares	$ 1,000	$ 1,018.30	$ 6.97
Class B Shares	$ 1,000	$ 1,014.62	$ 10.66
Class C Shares	$ 1,000	$ 1,014.62	$ 10.66
Institutional I Shares	$ 1,000	$ 1,019.11	$ 6.16
INTERNATIONAL EQUITY FUND
Actual
Class A Shares	$ 1,000	$ 1,065.70	$ 8.54
Class B Shares	$ 1,000	$ 1,061.50	$ 12.21
Institutional I Shares	$ 1,000	$ 1,066.10	$ 8.07
Hypothetical (assuming a 5% return before expenses)
Class A Shares	$ 1,000	$ 1,016.94	$ 8.34
Class B Shares	$ 1,000	$ 1,013.36	$ 11.93
Institutional I Shares	$ 1,000	$ 1,017.39	$ 7.88

(1) Expenses are equal to the Funds' annualized expense ratios, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

The annualized expense ratios are as follows:

SHORT DURATION GOVERNMENT BOND FUND
Class A Shares	0.79%
Class B Shares	1.49%
Institutional I Shares	0.68%
SHORT-TERM CORPORATE BOND FUND
Class A Shares	0.99%
Class B Shares	1.79%
Institutional I Shares	0.80%
U.S. GOVERNMENT BOND FUND
Class A Shares	0.95%
Class B Shares	1.91%
Institutional I Shares	0.86%
NEW YORK MUNICIPAL BOND FUND
Class A Shares	0.85%
Class B Shares	1.69%
Institutional I Shares	0.70%
PENNSYLVANIA MUNICIPAL BOND FUND
Class A Shares	1.14%
Class B Shares	1.83%
Institutional I Shares	0.99%
MARYLAND MUNICIPAL BOND FUND
Class A Shares	0.96%
Class B Shares	1.71%
Institutional I Shares	0.74%
INTERMEDIATE-TERM BOND FUND
Class A Shares	0.76%
Class B Shares	1.67%
Institutional I Shares	0.75%
INCOME FUND
Class A Shares	1.04%
Class B Shares	1.74%
Institutional I Shares	0.83%
MANAGED ALLOCATION FUND -- CONSERVATIVE GROWTH
Class A Shares	1.00%
Class B Shares	1.56%
MANAGED ALLOCATION FUND -- MODERATE GROWTH
Class A Shares	0.96%
Class B Shares	1.71%
MANAGED ALLOCATION FUND -- AGGRESSIVE GROWTH
Class A Shares	1.02%
Class B Shares	1.59%
BALANCED FUND
Class A Shares	1.11%
Class B Shares	1.81%
Institutional I Shares	0.95%
SOCIAL BALANCED FUND
Institutional I Shares	1.25%
EQUITY INCOME FUND
Class A Shares	1.22%
Class B Shares	1.95%
Institutional I Shares	1.00%
LARGE CAP VALUE FUND
Class A Shares	1.13%
Class B Shares	1.93%
Institutional I Shares	1.04%
EQUITY INDEX FUND
Class A Shares	0.56%
Class B Shares	1.28%
Institutional I Shares	0.28%
LARGE CAP STOCK FUND
Class A Shares	1.26%
Class B Shares	2.00%
Institutional I Shares	1.09%
LARGE CAP GROWTH FUND
Class A Shares	1.29%
Class B Shares	2.07%
Institutional I Shares	1.14%
MULTI CAP GROWTH FUND
Class A Shares	1.20%
Class B Shares	1.90%
Institutional I Shares	1.04%
MID CAP STOCK FUND
Class A Shares	1.19%
Class B Shares	2.03%
Institutional I Shares	1.15%
MID CAP GROWTH FUND
Class A Shares	1.28%
Class B Shares	2.05%
Institutional I Shares	1.12%
SMALL CAP STOCK FUND
Class A Shares	1.30%
Class B Shares	2.03%
Institutional I Shares	1.28%
SMALL CAP GROWTH FUND
Class A Shares	1.37%
Class B Shares	2.10%
Class C Shares	2.10%
Institutional I Shares	1.21%
INTERNATIONAL EQUITY FUND
Class A Shares	1.64%
Class B Shares	2.35%
Institutional I Shares	1.55%

PORTFOLIO OF INVESTMENTS SUMMARY TABLES

MTB Short Duration Government Bond Fund
At October 31, 2004, the fund's portfolio composition was as follows:

Percentage of Total Investments [1]
Collateralized Mortgage Obligations	39.2%
Government Agencies	30.1%
U.S. Treasuries	23.1%
Mortgage Backed Securities	5.9%
Corporate Bonds	1.5%
Cash Equivalents [2]	0.2%

TOTAL	100%

At October 31, 2004, the fund's credit quality ratings composition 3 was as follows:

S&P Long-Term Ratings as Percentage of Total Investments [1]		Moody's Long-Term Ratings as Percentage of Total Investments [1]
AAA	45.1%	Aaa	45.1%
Government [4]	53.2%	Government [4]	53.2%
Not Rated by S&P 5	1.7%	Not Rated by Moody's 5	1.7%

TOTAL	100%	TOTAL	100%

(1) Percentages are based on total investments, which may differ from the Fund's total net assets used in computing the percentages in the Portfolio of Investments which follows.

(2) Cash Equivalents includes investments in money market mutual funds and any investments in overnight repurchase agreements.

(3) These tables depict the long-term credit quality ratings assigned to the fund's portfolio holdings by Standard & Poor's and Moody's Investors Service, each of which is a Nationally Recognized Statistical Ratings Organization (NRSRO). These credit-quality ratings are shown without regard to gradations within a given rating category. For example, securities rated "A-" have been included in the "A" rated category. Holdings that are rated only by a different NRSRO than the one identified have been included in the "Not rated by..." category. Rated securities that have been pre-refunded, but not rated again by the NRSRO, also have been included in the "Not rated by..." category. Rated securities include a security with an obligor and/or credit enhancer that has received a rating from an NRSRO with respect to a class of debt obligations that is comparable in priority and security with the security held by the fund. Credit quality ratings are an assessment of the risk that a security will default in payment and do not address other risks presented by the security. Please see the description of credit quality ratings in the fund's Statement of Additional Information.

Each table depicts the long-term credit quality ratings as assigned only by the NRSRO identified in the table.

(4) Consists of U.S. Treasuries and Government Agencies, which are generally of a high credit quality, but are not rated by an NRSRO.

(5) Consists of non-government securities and cash equivalents.

PORTFOLIO OF INVESTMENTS

Description	Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS -- 39.0%
FEDERAL HOME LOAN MORTGAGE CORPORATION -- 10.2%
(Series 2617-GW), REMIC, 3.500%, 6/15/2016	$8,758,826	$8,773,278
(Series 2676-NA), REMIC, 4.000%, 3/15/2014	3,154,422	3,175,336
(Series 2672-NU), REMIC, 5.000%, 8/15/2008	5,238,107	5,296,564
(Series 1601-PH), REMIC, 6.000%, 4/15/2008	311,143	313,520
(Series 1638-E), REMIC, 6.250%, 4/15/2023	3,272,453	3,317,024
(Series 1154-GB), REMIC, 8.000%, 10/15/2006	678,617	681,372

TOTAL FEDERAL HOME LOAN MORTGAGE CORPORATION		$21,557,094

FEDERAL NATIONAL MORTGAGE ASSOCIATION -- 5.1%
(Series 1993-234-FA), REMIC, 2.790%, 12/25/2008	$22,410	$22,410
(Series 2003-86-QN), REMIC, 3.500%, 4/25/2009	4,619,714	4,646,693
(Series 2003-81-HA), REMIC, 4.750%, 1/25/2007	4,160,010	4,187,882
(Series 1998-40-G), REMIC, 6.500%, 2/18/2012	1,542,994	1,553,363
(Series 1992-43-E), REMIC, 7.500%, 4/25/2022	258,355	269,893
(Series 1991-4-G), REMIC, 8.250%, 1/25/2006	214,348	219,323

TOTAL FEDERAL NATIONAL MORTGAGE ASSOCIATION		$10,899,564

GOVERNMENT NATIONAL MORTGAGE ASSOCIATION -- 23.7%
(Series 2004-39-XF), REMIC, 2.139%, 11/16/2004	$8,075,976	$8,064,751
(Series 2003-7-ON), REMIC, 4.000%, 1/16/2028	1,683,909	1,696,521
(Series 2003-75-YM), REMIC, 4.000%, 10/20/2021	2,835,639	2,847,386
(Series 2004-26-HJ), REMIC,4.000%, 5/1/2034	2,500,000	2,513,875
(Series 2003-70-MW), REMIC, 4.000%, 7/20/2033	9,077,248	9,049,653
(Series 2003-101-BE), REMIC, 4.500%, 2/20/2029	3,511,241	3,569,282
(Series 2004-65-PA), REMIC, 4.500%, 9/1/2034	9,864,234	9,864,182
(Series 2004-38-NA), REMIC, 5.000%, 12/20/2027	9,113,826	9,370,835
(Series 2004-3-JB), REMIC, 5.000%, 5/20/2029	3,000,000	3,064,440

TOTAL GOVERNMENT NATIONAL MORTGAGE ASSOCIATION		$50,040,925

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $83,104,698)		$82,497,583

CORPORATE BONDS -- 1.5%
SOVEREIGN U.S. GOVERNMENT GUARANTEE -- 1.5%
Overseas Private Investment Corp., 11/30/2010 (IDENTIFIED COST $3,000,000)	3,000,000	$3,060,930

GOVERNMENT AGENCIES -- 30.0%
FEDERAL FARM CREDIT SYSTEM -- 3.8%
1.450%, 7/7/2005	5,000,000	4,966,350
3.900%, 6/16/2008	3,000,000	3,007,980

TOTAL FARM CREDIT SYSTEM		$7,974,330

FEDERAL HOME LOAN BANK SYSTEM -- 11.0%
1.930%, 4/10/2006	5,000,000	4,947,600
2.040%, 10/14/2005	5,000,000	4,974,700
3.250%, 11/21/2008	3,000,000	3,004,650
4.540%, 8/1/2007	5,000,000	5,067,950
5.375%, 2/15/2006	5,000,000	5,181,900

TOTAL FEDERAL HOME LOAN BANK SYSTEM		$23,176,800

FEDERAL HOME LOAN MORTGAGE CORPORATION -- 10.7%
1.875%, 2/15/2006	$5,000,000	$4,961,500
6.250%, 3/5/2012	11,775,000	12,502,106
6.375%, 8/1/2011	5,000,000	5,260,250

TOTAL FEDERAL HOME LOAN MORTGAGE CORPORATION		$22,723,856

FEDERAL NATIONAL MORTGAGE ASSOCIATION -- 4.5%
5.420%, 4/4/2007	9,500,000	9,618,370

TOTAL GOVERNMENT AGENCIES (IDENTIFIED COST $63,709,349)		$63,493,356

MORTGAGE BACKED SECURITIES -- 5.9%
FEDERAL HOME LOAN MORTGAGE CORPORATION -- 5.7%
3.500%, 1/1/2009	11,442,562	11,424,711
6.000%, 8/1/2006	97,428	99,524
9.000%, 4/1/2016	466,405	504,301

TOTAL FEDERAL HOME LOAN MORTGAGE CORPORATION		$12,028,536

FEDERAL NATIONAL MORTGAGE ASSOCIATION -- 0.1%
9.000%, 6/1/2022	176,332	194,461
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION -- 0.1%
8.500%, 1/15/2023	72,013	79,574
8.500%, 2/15/2017	17,513	19,308
8.500%, 4/15/2017	3,177	3,516
8.500%, 7/15/2021	93,908	103,768
8.500%, 7/15/2021	28,319	31,337

TOTAL GOVERNMENT NATIONAL MORTGAGE ASSOCIATION		$237,503

TOTAL MORTGAGE BACKED SECURITIES (IDENTIFIED COST $12,558,185)		$12,460,500

U.S. TREASURY -- 23.0%
U.S. TREASURY BOND -- 0.5%
5.375%, 2/15/2031	1,000,000	1,086,720
U.S. TREASURY NOTES -- 22.5%
1.625%, 3/31/2005	$7,000,000	$6,987,120
1.625%, 4/30/2005	9,000,000	8,978,220
1.625%, 9/30/2005	5,500,000	5,467,770
2.250%, 4/30/2006	6,000,000	5,988,720
2.750%, 7/31/2006	5,000,000	5,024,200
3.125%, 10/15/2008	5,000,000	5,012,500
3.375%, 10/15/2009	5,000,000	5,020,300
6.750%, 5/15/2005	5,000,000	5,122,250

TOTAL U.S. TREASURY NOTES		$47,601,080

TOTAL U.S. TREASURY (IDENTIFIED COST $48,649,102)		$48,687,800

Description	Shares	Value
MUTUAL FUND -- 0.2%
SSGA Money Market Fund (AT NET ASSET VALUE)	468,329	$468,329

TOTAL INVESTMENTS -- 99.6% (IDENTIFIED COST $211,489,663)		$210,668,498

OTHER ASSETS AND LIABILITIES -- NET -- 0.4%		$915,040

TOTAL NET ASSETS -- 100%		$211,583,538

See Notes to Portfolios of Investments

PORTFOLIO OF INVESTMENTS SUMMARY TABLES

MTB Short-Term Corporate Bond Fund
At October 31, 2004, the fund's portfolio composition was as follows:

Percentage of Total Investments [1]
Corporate Bonds	66.7%
Commercial Paper & Notes	5.9%
U.S. Treasuries	5.7%
Collateralized Mortgage Obligations	5.2%
Mortgage Backed Securities	4.1%
Notes--Variable	1.5%
Cash Equivalents [2]	10.9%

TOTAL	100%

At October 31, 2004, the fund's credit quality ratings composition 3 was as follows:

S&P Long-Term Ratings as Percentage of Total Investments [1]		Moody's Long-Term Ratings as Percentage of Total Investments [1]
AAA	7.2%	Aaa	7.2%
AA	2.1%	Aa	10.8%
A	34.3%	A	32.1%
BBB	24.5%	Baa	16.7%
BB	1.8%	Ba	2.8%
B	0.9%	B	0.4%
Government [4]	5.7%	Caa	0.4%
Not Rated by S&P 5	23.5%	Government [4]	5.7%
		Not Rated by Moody's 5	23.9%

TOTAL	100%	TOTAL	100%

(1) Percentages are based on total investments, which may differ from the Fund's total net assets used in computing the percentages in the Portfolio of Investments which follows.

(2) Cash Equivalents includes investments in money market mutual funds and any investments in overnight repurchase agreements.

(3) These tables depict the long-term credit quality ratings assigned to the fund's portfolio holdings by Standard & Poor's and Moody's Investors Service, each of which is a Nationally Recognized Statistical Ratings Organization (NRSRO). These credit-quality ratings are shown without regard to gradations within a given rating category. For example, securities rated "A-" have been included in the "A" rated category. Holdings that are rated only by a different NRSRO than the one identified have been included in the "Not rated by..." category. Rated securities that have been pre-refunded, but not rated again by the NRSRO, also have been included in the "Not rated by..." category. Rated securities include a security with an obligor and/or credit enhancer that has received a rating from an NRSRO with respect to a class of debt obligations that is comparable in priority and security with the security held by the fund. Credit quality ratings are an assessment of the risk that a security will default in payment and do not address other risks presented by the security. Please see the description of credit quality ratings in the fund's Statement of Additional Information.

Each table depicts the long-term credit quality ratings as assigned only by the NRSRO identified in the table.

(4) Consists of U.S. Treasuries and Government Agencies, which are generally of a high credit quality, but are not rated by an NRSRO.

(5) Consists of non-government securities and cash equivalents.

PORTFOLIO OF INVESTMENTS

Description		Principal Amount	Value
ADJUSTABLE RATE MORTGAGES -- 0.0%
	FNMA ARM 399251, 4.190%, 9/01/2027 (IDENTIFIED COST $307)	$307	$310

ASSET-BACKED SECURITIES -- 4.6%
	ANRC Auto Owner Trust 2001-A, Class A4, 4.320%, 6/16/2008	477,411	480,390
	Capital Auto Receivables, Class A3, 3.820%, 7/15/2005	17,114	17,136
	Green Tree Home Improvement Loan Trust 1996-F, Class HIB, 7.250%, 11/15/2027	1,447,108	1,452,564
	Honda Auto Receivables Owner Trust 2002-2, Class A3, 3.830%, 2/15/2006	115,387	115,605
	Residential Asset Securities Corp. 2002-KS6, Class AI3, 3.580%, 12/25/2026	$343,854	$343,884
	Student Loan Marketing Association, Class A2, 2.553%, 10/25/2010	855,114	866,075
	Whole Auto Loan Trust 2002-1, Class A3, 2.600%, 8/15/2006	680,448	681,715

TOTAL ASSET-BACKED SECURITIES (IDENTIFIED COST $3,938,756)			$3,957,369

COLLATERALIZED MORTGAGE OBLIGATIONS -- 5.9%
	FEDERAL HOME LOAN MORTGAGE CORPORATION -- 3.9%
	(Series 2603C), Class TB, 4.000%, 11/15/2015	$959,000	$968,465
	(Series 2628C), Class QH, 4.000%, 12/15/2021	935,350	945,507
	(Series 1614), Class J, 6.250%, 11/15/2022	511,299	516,469
	(Series 1920), Class H, 7.000%, 1/15/2012	892,885	948,538

TOTAL FEDERAL HOME LOAN MORTGAGE CORPORATION			$3,378,979

	FEDERAL NATIONAL MORTGAGE ASSOCIATION -- 0.9%
	(Series 93140), Class H, 6.500%, 3/25/2013	787,718	805,165
	WHOLE LOAN CMO -- 1.1%
	Morgan Stanley Mortgage Loan Trust (Series 2004-1) Class 1A8, Class 1A8, 4.750%, 11/25/2018	907,133	924,351

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $5,125,358)			$5,108,495

1COMMERCIAL PAPER -- 6.7%
	Bavaria TRR Corp. CP, 1.880%, 11/12/2004	1,000,000	999,425
	Bavaria TRR Corp. CP, 1.910%, 11/19/2004	1,800,000	1,798,281
	CIT Group Inc New Disc CP MMI DTC Generic Cusip, 2.150%, 2/22/2005	1,000,000	993,251
	Citibank Cr Card Issuance TR DTC Generic MMI, 1.860%, 11/9/2004	1,000,000	999,587
	Falcon Asset Securitization DTC MMI Generic Cusip, 1.930%, 11/24/2004	1,000,000	998,767

TOTAL COMMERCIAL PAPER (AT AMORTIZED COST)			$5,789,311

CORPORATE BONDS -- 75.4%
	AIR FREIGHT & LOGISTICS -- 1.2%
	FedEx Corp., Note, 2.285%, 4/1/2005	1,000,000	1,000,680
	AUTO COMPONENTS -- 0.5%
	Dana Corp., Sr. Note, 6.500%, 3/1/2009	375,000	395,625
	AUTOMOBILES -- 0.7%
	DaimlerChrysler North America Holding Corp., (Series MTND), 2.342%, 9/10/2007	600,000	600,528
	BANKS -- 4.2%
	BankBoston Capital Trust III, Company Guarantee, 2.630%, 6/15/2027	240,000	238,680
	Corestates Capital Corp., Sub. Note, 6.625%, 3/15/2005	1,000,000	1,016,040
	Mellon Bank N.A., Pittsburgh, Sub. Note, 6.500%, 8/1/2005	1,000,000	1,028,650
	Mellon Bank N.A., Pittsburgh, Sub. Note, (Series BKNT), 7.625%, 9/15/2007	1,189,000	1,329,861

	TOTAL BANKS		$3,613,231

	CAPITAL MARKETS -- 7.3%
	Bear Stearns Cos., Inc., Sr. Note, 7.250%, 10/15/2006	$1,000,000	$1,085,150
[2]	Donaldson, Lufkin and Jenrette, Inc., Sr. Note, 6.500%, 6/1/2008	1,000,000	1,094,720
	Goldman Sachs Group, Inc., 3.875%, 1/15/2009	1,000,000	1,007,960
[2]	Lehman Brothers Holdings, Inc., Note, 4.000%, 1/22/2008	1,000,000	1,019,420
[2]	Merrill Lynch & Co., Inc., Note, (Series MTNB), 6.150%, 1/26/2006	1,000,000	1,043,420
	Morgan Stanley, Unsub., 6.100%, 4/15/2006	1,000,000	1,047,930

	TOTAL CAPITAL MARKETS		$6,298,600

	COMMERCIAL BANKS -- 9.0%
	BankBoston Corp., Sub. Note, 6.625%, 12/1/2005	1,000,000	1,043,910
	Chase Manhattan Corp., Note, 6.375%, 4/1/2008	350,000	382,770
	Citicorp, Sub. Note, 7.250%, 9/1/2008	1,000,000	1,131,120
	KeyCorp, Sr. Note, (Series MTNG), 4.625%, 5/16/2005	1,000,000	1,010,970
	SunTrust Banks, Inc., Sr. Note, 6.250%, 6/1/2008	1,000,000	1,096,250
[2]	U.S. Bancorp, Sr. Note, 5.100%, 7/15/2007	1,000,000	1,049,570
	Wachovia Corp., Sub. Note, 6.800%, 6/1/2005	1,000,000	1,024,440
	Wells Fargo & Co., Sr. Note, 7.250%, 8/24/2005	1,000,000	1,039,320

	TOTAL COMMERCIAL BANKS		$7,778,350

	COMMERCIAL SERVICES & SUPPLIES -- 0.6%
	Cendant Corp., 6.875%, 8/15/2006	500,000	532,540
	CONSUMER FINANCE -- 13.5%
[2]	American Express Co., Note, 5.500%, 9/12/2006	1,700,000	1,781,464
	Capital One Bank, 6.875%, 2/1/2006	1,000,000	1,050,070
	Countrywide Home Loans, Inc., (Series MTN), 4.125%, 9/15/2009	1,000,000	1,003,870
	Ford Motor Credit Co., Note, 6.500%, 1/25/2007	1,000,000	1,051,990
	General Motors Acceptance Corp., 7.500%, 7/15/2005	2,000,000	2,059,280
[2]	Household Finance Corp., 8.250%, 2/15/2005	500,000	508,225
	Household Finance Corp., Note, 6.500%, 1/24/2006	500,000	523,400
	John Deere Capital Corp., Note, 3.900%, 1/15/2008	$1,000,000	$1,016,330
	MBNA America Bank, N.A., Note, (Series BKNT), 4.625%, 8/3/2009	750,000	769,388
	MBNA America Bank, N.A., Sr. Note, (Series 144A), 7.750%, 9/15/2005	500,000	520,815
	MBNA Corp., Note, 4.625%, 9/15/2008	325,000	333,353
	SLM Corp., Note, (Series MTN), 3.625%, 3/17/2008	1,000,000	1,005,900

	TOTAL CONSUMER FINANCE		$11,624,085

	CONSUMER MANUFACTURING -- 0.3%
	Tyco International Group SA, Company Guarantee, 6.000%, 11/15/2013	250,000	273,593
	DIVERSIFIED FINANCIAL SERVICES -- 8.3%
	CIT Group, Inc., Sr. Note, 6.625%, 6/15/2005	1,700,000	1,743,503
	General Electric Capital Corp., Note, 3.500%, 5/1/2008	1,000,000	1,002,920
[2]	General Electric Capital Corp., Note, (Series MTNA), 7.250%, 2/1/2005	825,000	835,230
	J.P. Morgan & Co., Inc., Sub. Note, 6.000%, 1/15/2009	500,000	539,480
[2]	J.P. Morgan Chase & Co., Sub. Note, 6.750%, 8/15/2008	1,000,000	1,115,160
[2]	J.P. Morgan Chase & Co., Sub. Note, 7.000%, 7/15/2005	865,000	892,524
	National Rural Utilities Cooperative Finance Corp., Note, 3.000%, 2/15/2006	1,000,000	1,003,980

	TOTAL DIVERSIFIED FINANCIAL SERVICES		$7,132,797

	DIVERSIFIED TELECOMMUNICATION SERVICES -- 0.6%
	SBC Communications, Inc., Unsecd. Note, 4.125%, 9/15/2009	500,000	503,820
	ELECTRIC UTILITIES -- 1.2%
	CenterPoint Energy, Inc., Sr. Note, (Series B), 6.850%, 6/1/2015	250,000	276,225
	Duke Capital Corp., Sr. Note, 6.250%, 7/15/2005	750,000	766,117

	TOTAL ELECTRIC UTILITIES		$1,042,342

	ENERGY -- 0.4%
	Premcor Refining Group, Sr. Sub. Note, 7.750%, 2/1/2012	375,000	418,125
	FOOD PRODUCTS -- 0.3%
	Kraft Foods, Inc., Note, 6.250%, 6/1/2012	250,000	275,683
	HOTELS RESTAURANTS & LEISURE -- 0.9%
[2]	Tricon Global Restaurants, Inc., Sr. Note, 8.500%, 4/15/2006	$750,000	$808,793
	HOUSEHOLD DURABLES -- 0.9%
	Pulte Corp., Company Guarantee, 7.300%, 10/24/2005	750,000	777,383
	IT SERVICES -- 1.2%
	First Data Corp., Sr. Note, 6.750%, 7/15/2005	1,000,000	1,029,600
	INDUSTRIAL CONGLOMERATES -- 1.2%
	Tyco International Group, Sr. Note, 6.375%, 6/15/2005	1,000,000	1,022,210
	INSURANCE -- 1.2%
	Allstate Corp., Sr. Note, 7.875%, 5/1/2005	1,000,000	1,026,950
	MEDIA -- 2.6%
[2]	Cox Communications, Inc., Note, 6.875%, 6/15/2005	1,140,000	1,167,862
	Lenfest Communications, Inc., Sr. Note, 8.375%, 11/1/2005	1,000,000	1,059,130

	TOTAL MEDIA		$2,226,992

	MULTI-UTILITIES & UNREGULATED POWER -- 1.2%
	Dominion Resources, Inc., Note, 2.800%, 2/15/2005	1,000,000	1,001,860
	MULTILINE RETAIL -- 1.2%
	Target Corp., 7.500%, 2/15/2005	1,000,000	1,014,910
	OIL & GAS -- 6.9%
	Anadarko Petroleum Corp., Note, 6.500%, 5/15/2005	1,000,000	1,021,200
	Chesapeake Energy Corp., Sr. Note, 6.875%, 1/15/2016	375,000	403,594
	Conoco, Inc., 5.450%, 10/15/2006	1,000,000	1,048,100
	Kerr-McGee Corp., Company Guarantee, 5.375%, 4/15/2005	1,000,000	1,010,850
	Ocean Energy, Inc., Company Guarantee, 4.375%, 10/1/2007	1,000,000	1,023,180
	Valero Energy Corp., 7.375%, 3/15/2006	1,000,000	1,059,710
[2]	XTO Energy, Inc., Note, 4.900%, 2/1/2014	400,000	402,508

	TOTAL OIL & GAS		$5,969,142

	PAPER & FOREST PRODUCTS -- 2.1%
	Westvaco Corp., 6.850%, 11/15/2004	1,800,000	1,802,916
	REAL ESTATE -- 1.8%
	Simon Property Group, Inc., Note, 6.750%, 6/15/2005	$1,000,000	$1,023,980
	iStar Financial, Inc., Sr. Note, (Series B), 4.875%, 1/15/2009	500,000	510,935

	TOTAL REAL ESTATE		$1,534,915

	ROAD & RAIL -- 1.2%
	Caliber System, Inc., Note, 7.800%, 8/1/2006	1,000,000	1,075,620
	SPECIALTY RETAIL -- 0.3%
	Gap (The), Inc., Note, 6.900%, 9/15/2007	250,000	272,500
	TELEPHONE -- 1.3%
	New York Telephone Co., Deb., 6.500%, 3/1/2005	1,070,000	1,083,760
	THRIFTS & MORTGAGE FINANCE -- 1.2%
	Washington Mutual Finance Corp., Sr. Note, 8.250%, 6/15/2005	1,000,000	1,035,650
	WIRELESS TELECOMMUNICATION SERVICES -- 2.1%
	NEXTEL Communications, Inc., Sr. Note, 6.875%, 10/31/2013	375,000	410,156
	Nextel Partners, Inc., Sr. Note, 8.125%, 7/1/2011	375,000	414,375
[3,4]	Verizon Wireless, Inc., 1.810%, 5/23/2005	1,000,000	999,840

	TOTAL WIRELESS TELECOMMUNICATION SERVICES		$1,824,371

TOTAL CORPORATE BONDS (IDENTIFIED COST $64,714,633)			$64,997,571

5NOTES -- VARIABLE -- 1.8%
	Wal-Mart Stores, Inc., 1.697%, 11/22/2004	500,000	500,010
	Credit Suisse First Boston USA, Inc., 2.111%, 11/15/2004	1,000,000	1,000,080

TOTAL NOTES -- VARIABLE (IDENTIFIED COST $1,500,232)			$1,500,090

Description	Principal Amount or Shares	Value
U.S. TREASURY -- 6.4%
U.S. TREASURY NOTES -- 6.4%
[2] 2.750%, 7/31/2006	$1,000,000	$1,004,840
[2] 4.250%, 8/15/2014	650,000	661,479
[2] 4.750%, 5/15/2014	1,350,000	1,427,841
[2] TIPS (Series A-2014), 2.000%, 01/15/2014	1,025,560	1,063,383
TIPS (Series A-2011), 3.500% 1/15/2011	1,197,658	1,370,756

TOTAL U.S. TREASURY (IDENTIFIED COST $5,253,672)		$5,528,299

MUTUAL FUNDS -- 12.3%
SSGA Money Market Fund	191	191
SSGA Money Market Fund (held as collateral for securities lending)	10,599,206	10,599,206

TOTAL MUTUAL FUNDS (AT NET ASSET VALUE)		$10,599,397

REPURCHASE AGREEMENT -- 0.0%
Repurchase agreement with Credit Suisse First Boston Corp.,1.86%, dated 10/29/2004 to be repurchased at $36,654 on 11/1/2004, collateralized by a U.S. Treasury Obligation with maturity of 12/23/2004, collateral market value $39,892(AT AMORTIZED COST)	36,648	$36,648

TOTAL INVESTMENTS -- 113.1% (IDENTIFIED COST $96,958,314)		$97,517,490

OTHER ASSETS AND LIABILITIES -- NET -- (13.1)%		$(11,283,064)

TOTAL NET ASSETS -- 100%		$86,234,426

See Notes to Portfolios of Investments

PORTFOLIO OF INVESTMENTS SUMMARY TABLES

MTB U.S. Government Bond Fund
At October 31, 2004, the fund's portfolio composition was as follows:

Percentage of Total Investments [1]
Mortgage Backed Securities	21.6%
Government Agencies	20.7%
U.S. Treasuries	19.5%
Collateralized Mortgage Obligations	13.1%
Corporate Bonds	9.0%
Municipals	1.5%
Notes--Variable	0.5%
Asset Backed Securities	0.2%
Cash Equivalents [2]	13.9%

TOTAL	100%

At October 31, 2004, the fund's credit quality ratings composition 3 was as follows:

S&P Long-Term Ratings as Percentage of Total Investments [1]		Moody's Long-Term Ratings as Percentage of Total Investments [1]
AAA	32.6%	Aaa	32.6%
AA	1.3%	Aa	1.6%
A	3.1%	A	3.3%
BBB	5.0%	Baa	4.4%
Government [4]	40.2%	Government [4]	40.2%
Not Rated by S&P 5	17.8%	Not Rated by Moody's 5	17.9%

TOTAL	100%	TOTAL	100%

(1) Percentages are based on total investments, which may differ from the Fund's total net assets used in computing the percentages in the Portfolio of Investments which follows.

(2) Cash Equivalents includes investments in money market mutual funds and any investments in overnight repurchase agreements.

(3) These tables depict the long-term credit quality ratings assigned to the fund's portfolio holdings by Standard & Poor's and Moody's Investors Service, each of which is a Nationally Recognized Statistical Ratings Organization (NRSRO). These credit-quality ratings are shown without regard to gradations within a given rating category. For example, securities rated "A-" have been included in the "A" rated category. Holdings that are rated only by a different NRSRO than the one identified have been included in the "Not rated by..." category. Rated securities that have been pre-refunded, but not rated again by the NRSRO, also have been included in the "Not rated by..." category. Rated securities include a security with an obligor and/or credit enhancer that has received a rating from an NRSRO with respect to a class of debt obligations that is comparable in priority and security with the security held by the fund. Credit quality ratings are an assessment of the risk that a security will default in payment and do not address other risks presented by the security. Please see the description of credit quality ratings in the fund's Statement of Additional Information.

Each table depicts the long-term credit quality ratings as assigned only by the NRSRO identified in the table.

(4) Consists of U.S. Treasuries and Government Agencies, which are generally of a high credit quality, but are not rated by an NRSRO.

(5) Consists of non-government securities and cash equivalents.

PORTFOLIO OF INVESTMENTS

Description		Principal Amount	Value
ASSET-BACKED SECURITIES -- 0.2%
	ANRC Auto Owner Trust 2001-A, Class A4, 4.320%, 6/16/2008
	(IDENTIFIED COST $455,033)	$450,888	$453,701

COLLATERALIZED MORTGAGE OBLIGATIONS -- 15.9%
	FEDERAL HOME LOAN MORTGAGE CORPORATION -- 9.3%
	(Series 2617-GW), REMIC, 3.500%, 6/15/2016	437,941	438,664
	(Series 2707-PW), REMIC, 4.000%, 7/15/2014	$1,963,880	$1,988,252
	(Series 2643-LA), REMIC, 4.500%, 1/15/2011	2,786,828	2,830,525
	(Series 2595D-PT), REMIC, 4.500%, 11/15/2017	3,619,452	3,661,655
	(Series 141-D), REMIC, 5.000%, 5/15/2021	32,888	32,874
	(Series 1686-PJ), REMIC, 5.000%, 2/15/2024	105,000	105,944
	(Series 2446D-LA), REMIC, 5.800%, 9/15/2016	2,006,982	2,059,544
	(Series 1637-GA), REMIC, 5.800%, 6/15/2023	$50,853	$52,041
	(Series 136-E), REMIC, 6.000%, 4/15/2021	50,838	50,833
	(Series 1534-H), REMIC, 6.000%, 1/15/2023	31,628	31,737
	(Series 1614-J), REMIC, 6.250%, 11/15/2022	146,999	148,485
	(Series 1666H), REMIC, 6.250%, 9/15/2023	3,900,483	4,024,714
	(Series 112-I), REMIC, 6.500%, 1/15/2021	17,046	17,096
	(Series 1577-PK), REMIC, 6.500%, 9/15/2023	279,000	303,767
	(Series 1644-K), REMIC, 6.750%, 12/15/2023	176,000	191,910
	(Series 1920-H), REMIC, 7.000%, 1/15/2012	1,785,769	1,897,076
	(Series 126-A), REMIC, 9.000%, 3/15/2005	93,618	93,789
	(Series 6-C), REMIC, 9.050%, 6/15/2019	104,811	104,882

	TOTAL FEDERAL HOME MORTGAGE CORPORATION		$18,033,788

	FEDERAL NATIONAL MORTGAGE ASSOCIATION -- 2.7%
	(Series 2004-51-KF), REMIC, 2.190%, 11/26/2004	3,347,312	3,342,993
	(Series L-DC), REMIC, 5.000%, 1/1/2006	6,311	6,334
	(Series 1994-3-PL), REMIC, 5.500%, 1/25/2024	152,000	155,241
	(Series 1993-198-K), REMIC, 6.000%, 12/25/2022	86,234	86,812
	(Series 2002-52-QA), REMIC, 6.000%, 7/18/2032	346,286	358,205
	(Series 1993-160-PK), REMIC, 6.500%, 11/25/2022	5,645	5,732
	(Series 1993-127-H), REMIC, 6.500%, 7/25/2023	494,087	520,412
	(Series 1993-113-PK), REMIC, 6.500%, 7/25/2023	415,000	438,331
	(Series 1993-202-J), REMIC, 6.500%, 11/25/2023	155,000	166,027
	(Series 1994-55-H), REMIC, 7.000%, 3/25/2024	181,000	198,495

	TOTAL FEDERAL NATIONAL MORTGAGE ASSOCIATION		$5,278,582

	WHOLE LOAN -- 3.9%
	Bank of America Mortgage Securities 2003-2, 3.575% - 3.604%, 2/25/2034	4,441,374	4,380,621
	Morgan Stanley Mortgage Loan Trust Series 2004-1 Class 1A8, 4.750%, 11/25/2018	2,993,540	3,050,358

	TOTAL WHOLE LOAN		7,430,979

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $30,610,289)			$30,743,349

CORPORATE BONDS -- 10.9%
	AUTOMOBILES -- 0.6%
	General Motors Corp., 8.375%, 7/15/2033	$1,100,000	$1,150,963
	BANKS -- 1.1%
	Capital One Bank, 6.875%, 2/1/2006	1,000,000	1,050,070
	First Tennessee Bank, 4.625%, 5/15/2013	1,000,000	993,603

	TOTAL BANKS		$2,043,673

	CAPITAL MARKETS -- 0.6%
	Goldman Sachs Group, Inc., 6.345%, 2/15/2034	1,100,000	1,129,645
	CONSUMER FINANCE -- 2.5%
[2]	Ford Motor Credit Co., 7.000%, 10/1/2013	900,000	954,621
[2]	General Motors Acceptance Corp., 7.000%, 2/1/2012	450,000	470,605
	Household Finance Corp., 8.000%, 5/9/2005	2,000,000	2,057,660
	MBNA Corp., 4.625%, 9/15/2008	1,350,000	1,384,695

	TOTAL CONSUMER FINANCE		$4,867,581

	DIVERSIFIED UTILITIES -- 1.0%
	Duke Capital Corp., 6.250%, 7/15/2005	750,000	766,117
	Pacific Gas & Electric Co., 6.050%, 3/1/2034	1,100,000	1,135,959

	TOTAL DIVERSIFIED UTILITIES		$1,902,076

	GAS UTILITIES -- 0.3%
	Bay State Gas Co., 9.200%, 6/6/2011	500,000	621,540
	HOTELS RESTAURANTS & LEISURE -- 1.3%
[2]	Tricon Global Restaurants, Inc., 8.500%, 4/15/2006	1,000,000	1,078,390
	Yum! Brands, Inc., 7.700%, 7/1/2012	1,200,000	1,432,836

	TOTAL HOTELS RESTRURANTS & LEISURE		$2,511,226

	INSURANCE -- 0.6%
[3,4]	Ohio National Life Insurance Co., 8.500%, 5/15/2026	1,000,000	1,206,400
	MEDIA -- 0.5%
	Walt Disney Co., 7.300%, 2/8/2005	1,000,000	1,013,060
	OIL & GAS -- 0.6%
	Devon Financing Corp., 6.875%, 9/30/2011	1,000,000	1,143,550
	SHIPBUILDING -- 0.4%
	American Heavy Lift Shipping, 7.180%, 6/1/2017	750,000	797,045
	SOVEREIGN U.S. GOVERNMENT GUARANTIES -- 0.9%
	El Salvador, Government of, 6.530%, 7/1/2007	1,650,000	1,722,922
	TRANSPORTATION MARINE -- 0.5%
	Vessel Management Service, 6.750%, 6/15/2025	$840,000	$949,351

TOTAL CORPORATE BONDS (IDENTIFIED COST $19,136,821)			$21,059,032

GOVERNMENT AGENCIES -- 25.3%
	DEPARTMENT OF HOUSING AND URBAN DEVELOPMENT -- 0.9%
	7.140%, 8/1/2007	500,000	516,375
	7.660%, 8/1/2015	1,200,000	1,243,296

	TOTAL DEPARTMENT OF HOUSING AND URBAN DEVELOPMENT		$1,759,671

	FEDERAL HOME LOAN BANK SYSTEM -- 5.0%
	1.745%, 12/12/2004	4,000,000	4,001,000
	3.375%, 7/21/2008	4,000,000	3,961,800
	6.625%, 11/15/2010	1,435,000	1,644,926

	TOTAL FEDERAL HOME LOAN BANK SYSTEM		$9,607,726

	FEDERAL HOME LOAN MORTGAGE CORPORATION -- 4.4%
	1.590%, 11/4/2004	3,000,000	3,001,020
	5.200%, 3/5/2019	2,000,000	1,987,540
	5.250%, 11/5/2012	2,000,000	2,050,580
	6.943%, 3/21/2007	175,000	191,219
	8.250%, 6/1/2026	1,000,000	1,297,110

	TOTAL FEDERAL HOME LOAN MORTGAGE CORPORATION		$8,527,469

	FEDERAL NATIONAL MORTGAGE ASSOCIATION -- 8.9%
	3.300%, 6/22/2007	1,000,000	1,000,880
	3.875%, 3/15/2005	1,000,000	1,006,800
	4.131%, 2/17/2009	2,500,000	2,547,975
	5.250%, 8/1/2012	3,000,000	3,140,340
	5.500%, 5/2/2006	3,025,000	3,147,936
	6.470%, 9/25/2012	5,500,000	6,320,435

	TOTAL FEDERAL NATIONAL MORTGAGE ASSOCIATION		$17,164,366

	OVERSEAS PRIVATE INVESTMENT CORPORATION -- 1.6%
	6.600%, 5/21/2016	2,748,200	3,067,623
	PRIVATE EXPORT FUNDING CORPORATION -- 1.5%
	6.490%, 7/15/2007	500,000	545,195
	7.200%, 1/15/2010	2,000,000	2,327,680
	7.950%, 11/1/2006	75,000	75,372

	TOTAL PRIVATE EXPORT FUNDING CORPORATION		$2,948,247

	SMALL BUSINESS ADMINISTRATION -- 2.6%
	5.600%, 9/1/2008	$317,191	$325,353
	6.200%, 11/1/2007	265,268	271,926
	6.700%, 3/1/2016	346,613	369,830
	6.700%, 12/1/2016	866,098	926,939
	6.950%, 11/1/2016	2,372,095	2,547,997
	7.300%, 5/1/2017	83,303	90,455
	7.300%, 9/1/2019	89,601	99,581
	8.850%, 8/1/2011	10,714	11,570
	9.250%, 2/1/2008	109,772	116,881
	9.650%, 5/1/2010	141,878	152,921

	TOTAL SMALL BUSINESS ADMINISTRATION		$4,913,453

	TENNESSEE VALLEY AUTHORITY -- 0.4%
	7.430%, 4/1/2022	670,790	706,825

TOTAL GOVERNMENT AGENCIES (IDENTIFIED COST $46,913,525)			$48,695,380

MORTGAGE BACKED SECURITIES -- 26.3%
	FEDERAL HOME LOAN MORTGAGE CORPORATION -- 13.4%
[6]	TBA , 5.000%, 15 Year, November	6,000,000	6,123,720
	3.500%, 7/1/2010	3,262,094	3,247,806
	3.500%, 9/1/2010	3,204,743	3,190,706
	5.500%, 4/1/2033	4,395,935	4,486,579
	6.000%, 3/1/2013	1,595,283	1,682,034
	6.000%, 2/1/2034	3,569,641	3,699,041
	6.500%, 2/1/2032	1,172,597	1,233,431
	7.000%, 11/1/2007	2,930	2,963
	7.000%, 7/1/2008	24,325	25,267
	7.000%, 8/1/2008	40,052	41,273
	7.000%, 11/1/2008	81,044	85,071
	7.000%, 11/1/2010	13,072	13,885
	7.000%, 11/1/2017	35,085	37,365
	7.000%, 11/1/2025	80,212	85,450
	7.500%, 7/1/2007	1,647	1,671
	7.500%, 3/1/2008	9,248	9,389
	7.500%, 6/1/2008	16,528	17,343
	7.500%, 11/1/2009	2,439	2,534
	7.500%, 12/1/2010	8,561	8,894
	7.500%, 3/1/2017	2,831	3,033
	7.500%, 8/1/2017	182,320	195,766
	7.500%, 7/1/2025	316,773	340,630
	7.500%, 5/1/2032	858,375	919,534
	8.000%, 5/1/2006	647	663
	8.000%, 11/1/2006	$19,035	$19,612
	8.000%, 3/1/2007	139	141
	8.000%, 9/1/2007	6,608	6,871
	8.000%, 11/1/2008	83,291	88,055
	8.000%, 1/1/2010	1,618	1,690
	8.000%, 12/1/2010	8,520	8,980
	8.250%, 12/1/2007	4,917	5,170
	8.250%, 5/1/2009	4,776	5,072
	8.250%, 8/1/2009	7,440	7,836
	8.500%, 9/1/2009	11,978	12,775
	8.500%, 8/1/2017	148,446	162,409
	9.000%, 9/1/2019	1,251	1,389

	TOTAL HOME LOAN MORTGAGE CORPORATION		$25,774,048

	FEDERAL NATIONAL MORTGAGE ASSOCIATION -- 10.6%
[6]	TBA, 5.000%, 30 Year, November	2,000,000	1,993,760
[6]	TBA, 5.500%, 30 Year, November	5,000,000	5,095,300
[6]	TBA, 6.500%, 30 Year, November	2,000,000	2,103,760
	5.000%, 4/1/2034	5,000,001	4,992,201
	6.000%, 5/1/2009	87,538	92,134
	6.000%, 1/1/2014	4,417	4,648
	6.000%, 12/1/2028	788,318	822,066
	6.000%, 9/1/2029	1,101,979	1,152,604
	6.500%, 8/1/2028	131,823	139,073
	6.500%, 8/1/2028	193,580	204,469
	6.500%, 8/1/2028	813,260	858,494
	6.500%, 3/1/2029	754,435	795,929
	6.500%, 4/1/2029	172,254	181,728
	6.500%, 5/1/2029	398,461	420,376
	7.000%, 5/1/2024	501,899	535,778
	7.000%, 1/1/2025	434,338	464,876
	7.000%, 2/1/2032	448,935	476,571
	7.500%, 2/1/2014	35,477	36,135
	8.000%, 1/1/2006	15,666	16,091
	8.000%, 6/1/2008	45,210	48,135
	8.000%, 1/1/2010	13,708	14,486
	8.000%, 8/1/2021	26,187	28,397
	8.250%, 7/1/2009	18,412	19,669
	8.500%, 3/1/2012	8,460	9,037
	9.000%, 10/1/2006	52	52
	9.750%, 9/1/2017	23,630	26,436

	TOTAL NATIONAL MORTGAGE ASSOCIATION		$20,532,205

	GOVERNMENT NATIONAL MORTGAGE ASSOCIATION -- 2.3%
	6.000%, 4/15/2033	$866,591	$901,524
	6.000%, 5/15/2033	1,108,129	1,154,183
	7.000%, 5/15/2023	165,102	177,278
	7.000%, 10/20/2023	88,977	95,150
	7.000%, 9/15/2028	580,020	619,717
	7.250%, 5/15/2005	2,134	2,148
	7.250%, 7/15/2005	487	493
	7.250%, 10/15/2005	462	470
	7.250%, 11/15/2005	564	570
	7.250%, 4/15/2006	2,104	2,155
	7.500%, 12/15/2005	2,649	2,693
	7.500%, 4/15/2007	13,134	13,748
	7.500%, 5/15/2007	8,570	8,970
	7.500%, 6/15/2007	6,295	6,558
	7.500%, 6/20/2007	2,535	2,666
	8.000%, 6/15/2006	1,875	1,937
	8.000%, 8/15/2006	2,708	2,808
	8.000%, 9/15/2006	4,347	4,507
	8.000%, 11/15/2006	19,206	20,026
	8.000%, 9/15/2007	136,077	145,035
	8.000%, 10/15/2007	20,394	21,514
	8.000%, 12/15/2009	29,696	31,645
	8.000%, 2/15/2010	45,629	48,908
	8.000%, 12/15/2016	9,333	10,106
	8.000%, 7/15/2024	4,116	4,509
	8.250%, 6/15/2008	14,422	15,479
	8.375%, 4/15/2010	14,952	15,933
	8.500%, 9/15/2008	73,192	77,729
	8.500%, 10/15/2008	592,354	619,857
	8.500%, 10/20/2009	47,934	50,870
	8.500%, 11/15/2017	15,534	17,195
	9.000%, 10/15/2008	12,199	13,205
	9.000%, 9/15/2016	24,674	27,542
	9.000%, 11/15/2016	14,717	16,474
	9.000%, 2/15/2017	65,692	73,535
	9.000%, 4/20/2023	82,103	91,545
	9.000%, 10/20/2024	15,440	17,119

	TOTAL GOVERNMENT NATIONAL MORTGAGE ASSOCIATION		$4,315,801

TOTAL MORTGAGE BACKED SECURITIES (IDENTIFIED COST $50,776,232)			$50,622,054

MUNICIPALS -- 1.8%
	Arkansas Development Finance Authority, 9.750%, 11/15/2005	$398,201	$407,742
	Chicago, IL Public Building Commission, 7.000%, 1/1/2007	225,000	243,801
	Connecticut Development Authority, 8.550%, 8/15/2008	250,000	256,222
	Miami, FL, 8.650%, 7/1/2019	175,000	225,738
	Tacoma, WA, 8.200%, 9/15/2013	1,375,000	1,658,800
	Tobacco Settlement Financing Corp., NJ, 6.360%, 5/15/2025	673,257	660,903

TOTAL MUNICIPALS (IDENTIFIED COST $3,488,073)			$3,453,206

[5]	NOTES -- VARIABLE -- 0.6%
	MEDIA -- 0.6%
	Liberty Media Corp., 3.380%, 12/15/2004 (IDENTIFIED COST $1,219,896)	1,200,000	$1,216,536

U.S. TREASURY -- 23.7%
	U.S. TREASURY BONDS -- 6.0%
[2]	5.375%, 2/15/2031	5,035,000	5,471,635
	6.375%, 8/15/2027	5,000,000	6,046,900

	TOTAL U.S. TREASURY BONDS		$11,518,535

	U.S. TREASURY NOTES -- 17.7%
[2]	2.000%, 8/31/2005	500,000	499,180
[2]	3.000%, 11/15/2007	450,000	452,250
[2]	3.125%, 4/15/2009	375,000	374,062
[2]	3.250%, 8/15/2007	720,000	729,223
[2]	3.500%, 1/15/2011 Treasury Inflation Protected Security	2,531,413	2,897,278
[2]	3.625%, 1/15/2008 Treasury Inflation Protected Security	8,210,720	9,056,178

Description		Principal Amount or Shares	Value
	3.625%, 5/15/2013	$2,000,000	$1,965,620
[2]	3.875%, 2/15/2013	550,000	550,517
[2]	3.875%, 5/15/2009	800,000	822,496
[2]	4.000%, 11/15/2012	2,500,000	2,529,675
[2]	4.000%, 2/15/2014	600,000	600,282
	4.250%, 11/15/2013	4,500,000	4,593,510
[2]	4.625%, 5/15/2006	1,300,000	1,343,875
[2]	4.750%, 5/15/2014	3,340,000	3,532,584
	5.000%, 8/15/2011	1,385,000	1,496,022
[2]	6.500%, 2/15/2010	1,500,000	1,725,465
[2]	6.500%, 8/15/2005	1,000,000	1,033,670

	TOTAL U.S. TREASURY NOTES		$34,201,887

TOTAL U.S. TREASURY (IDENTIFIED COST $43,789,671)			$45,720,422

MUTUAL FUNDS -- 14.8%
	SSGA Money Market Fund	375	375
	SSGA Money Market Fund (held as collateral for securities lending)	28,437,508	28,437,508
	SSGA US Government Money Market Fund	130	130

TOTAL MUTUAL FUNDS (AT NET ASSET VALUE)			$28,438,013

REPURCHASE AGREEMENT -- 2.2%
	Repurchase agreement with Credit Suisse First Boston Corp.,1.860%, dated 10/29/2004 to be repurchased at $4,319,207 on 11/1/2004, collateralized by a U.S. Treasury Obligation with maturity of 12/23/2004, collateral market value $4,408,066 (AT AMORTIZED COST)	4,318,538	$4,318,538

TOTAL INVESTMENTS -- 121.7% (IDENTIFIED COST $229,146,091)			$234,720,231

OTHER ASSETS AND LIABILITIES -- NET -- (21.7)%			$(41,854,564)

TOTAL NET ASSETS --100%			$192,865,667

See Notes to Portfolios of Investments

PORTFOLIO OF INVESTMENTS SUMMARY TABLES

MTB New York Municipal Bond Fund
At October 31, 2004, the fund's portfolio composition 1 was as follows:

Percentage of Total Investments[2]
Refunding Bonds	25.8%
Health, Hospital, Nursing Home Improvements	8.1%
University & College Improvements	7.7%
Cash Flow Management	6.8%
School Improvements	6.5%
Miscellaneous Purposes	6.0%
Highway Improvements	5.0%
State Single-Family Housing	4.4%
Public Improvements	3.6%
Finance-Taxation	3.5%
Recreational Facility Improvements	3.5%
State Multi-Family Housing	2.5%
Correction Facility Improvements	2.2%
Refunding Notes	2.1%
Local Multi-Family Improvements	2.1%
Other	2.0%
Pollution Control	2.0%
Port, Airport & Marina Improvements	1.9%
Parking Facility Improvements	1.2%
Housing	1.2%
Retirement Facilities	0.7%
Water Utility Improvements	0.6%
Nursing Homes	0.4%
Industrial Improvements	0.2%

TOTAL	100%

At October 31, 2004, the fund's credit quality ratings composition 3 was as follows:

S&P Long-Term Ratings as Percentage of Total Investments [2]		Moody's Long-Term Ratings as Percentage of Total Investments[2]
AAA	34.3%	Aaa	37.5%
AA	16.3%	Aa	17.0%
A	8.5%	A	16.5%
BBB	6.5%	Baa	4.3%
Not Rated by S&P	34.4%	Not Rated by Moody's	21.7%

TOTAL	100.0%	TOTAL	100.0%

(1) Portfolio securities have been assigned to the sector classifications and sub-classifications, if any, at the discretion of the Fund's advisor.

(2) Percentages are based on total investments, which may differ from the Funds total net assets used in computing the percentages in the Portfolio of Investments which follows.

(3) These tables depict the long-term credit quality ratings assigned to the fund's portfolio holdings by Standard & Poor's and Moody's Investors Service, each of which is a Nationally Recognized Statistical Ratings Organization (NRSRO). These credit-quality ratings are shown without regard to gradations within a given rating category. For example, securities rated "A-" have been included in the "A" rated category. Holdings that are rated only by a different NRSRO than the one identified have been included in the "Not rated by..." category. Rated securities that have been pre-refunded, but not rated again by the NRSRO, also have been included in the "Not rated by..." category. Rated securities include a security with an obligor and/or credit enhancer that has received a rating from an NRSRO with respect to a class of debt obligations that is comparable in priority and security with the security held by the fund. Credit quality ratings are an assessment of the risk that a security will default in payment and do not address other risks presented by the security. Please see the description of credit quality ratings in the fund's Statement of Additional Information.

Each table depicts the long-term credit quality ratings as assigned only by the NRSRO identified in the table.

PORTFOLIO OF INVESTMENTS

Description	Principal Amount	Value
7LONG-TERM MUNICIPALS -- 98.5%
FLORIDA -- 1.4%
Florida State Department of Environmental Protection, (Series A), 5.750% (Original Issue Yield: 5.24%), 7/1/2013	$1,000,000	$1,145,500
GUAM -- 0.5%
Guam Housing Corp., State Single Family Housing Revenue Bonds, 5.750%, 9/1/2031	375,000	417,169
NEVADA -- 2.0%
Clark County, NV, (GO UT), 5.875%, 11/1/2013	1,500,000	1,706,145
NEW YORK -- 88.3%
34th Street Partnership, Inc., NY, Special Assessment, 5.000% (Original Issue Yield: 3.99%), 1/1/2015	1,040,000	1,133,402
Albany, NY, Housing Authority, Revenue Bond, 5.200% (Key Bank, N.A. LOC), 12/1/2013	200,000	213,326
Albany, NY, Housing Authority, Revenue Bonds, 5.400% (Key Bank, N.A. LOC), 12/1/2018	150,000	159,387
Albany, NY, Housing Authority, Revenue Bonds, 5.500% (Key Bank, N.A. LOC), 12/1/2028	200,000	206,778
Albany, NY, Parking Authority, (Series A), 5.000% (Original Issue Yield: 4.79%), 7/15/2008	435,000	465,115
Albany, NY, Parking Authority, (Series A), 5.625% (Original Issue Yield: 5.75%), 7/15/2025	500,000	529,425
Appleridge Retirement Community, Revenue Bonds, 5.600% (GNMA Collateralized Home Mortgage Program)/(GNMA Collateralized Home Mortgage Program LOC), 9/1/2021	500,000	561,880
Bethlehem, NY, CSD, 7.100% (AMBAC LOC)/(Original Issue Yield: 7.25%), 11/1/2009	700,000	842,464
Broome County, NY, Certificate of Participation, 5.25% (MBIA Insurance Corp. INS)/(Original Issue Yield: 5.578%), 4/1/2022	50,000	51,133
Canton, NY, Human Services, 5.750% (Original Issue Yield: 5.80%), 9/1/2032	1,000,000	1,056,270
Chemung County, NY, IDA, (Series B), 5.00% (Original Issue Yield: 4.999%), 11/1/2034	1,000,000	1,003,960
Chemung County, NY, IDA, 5.000% (Arnot Ogden Medical Center)/(Original Issue Yield: 5.02%), 11/1/2034	750,000	752,970
East Rochester, NY, Housing Authority, Refunding Revenue Bonds, 6.125% (Original Issue Yield: 5.375%), 4/20/2043	1,355,000	1,496,069
Erie County, NY, Water Authority, (Series A), 6.000% (AMBAC INS)/(Original Issue Yield: 7.25%), 12/1/2008	50,000	54,706
Geneva, NY, Revenue Bond, (Project A), 5.375%, 2/1/2033	1,000,000	1,056,530
Holiday Square Housing Development Corp., NY, Section 8 Assisted Project, 5.800% (Holiday Square Management Co.)/(FNMA COL)/(Original Issue Yield: 5.943%), 1/15/2024	125,000	125,119
Lakewood, NY, GO UT Public Improvement Bonds, 5.500% (Original Issue Yield: 5.70%), 4/1/2012	50,000	51,726
Mahopac, NY, CSD, GO UT (Series C) Bonds, 5.300% (Original Issue Yield: 5.35%), 6/1/2018	$1,000,000	$1,120,760
Monroe County, NY, IDA, Revenue Bonds, 5.800% (Nazareth College)/(MBIA Insurance Corp. INS)/(Original Issue Yield: 5.799%), 6/1/2010	25,000	26,091
Municipal Assistance Corp. of Troy, NY, Refunding Revenue Bonds (Series A) , 5.000% (Original Issue Yield: 5.40%), 1/15/2010	870,000	931,935
Nassau County, NY, (Series S), 5.125% (AMBAC LOC)/(Original Issue Yield: 5.35%), 3/1/2013	250,000	267,340
Nassau County, NY, GO, (Series F), 7.000% (Financial Security Assurance, Inc. LOC), 3/1/2010	500,000	599,465
Nassau County, NY, Special Tax, 5.750% (Original Issue Yield: 5.18%), 11/15/2013	500,000	579,980
New Rochelle, NY, Municipal Housing Authority, Revenue Bonds, 6.50% (HUD Section 8 LOC)/(Original Issue Yield: 6.803%), 12/1/2014	995,000	1,156,190
New York City, NY, Educational Construction Fund, Refunding Revenue Bonds, 5.500% (Original Issue Yield: 5.68%), 4/1/2016	1,100,000	1,175,625
New York City, NY, Health and Hospitals Corp., (Series A), 5.450% (Original Issue Yield: 5.48%), 2/15/2026	1,000,000	1,035,170
New York City, NY, IDA, Revenue Bonds, 6.000% (Terminal One Group Association)/ (Original Issue Yield: 6.40%), 1/1/2015	1,000,000	1,022,530
New York City, NY, Municipal Water Finance Authority, (Series C), 5.125% (Original Issue Yield: 5.43%), 6/15/2033	1,000,000	1,031,130
New York City, NY, Municipal Water Finance Authority, Revenue Bonds, 5.500% (MBIA Insurance Corp. INS)/(Original Issue Yield: 5.855%), 6/15/2027	1,000,000	1,072,110
New York City, NY, Transitional Finance Authority, (Series E), 5.000%, 2/1/2033	1,500,000	1,532,970
New York City, NY, Transitional Finance Authority, 5.500%, 2/1/2013	65,000	73,881
New York City, NY, Transitional Finance Authority, Refunding Revenue Bond, 5.750%, 11/1/2011	1,000,000	1,142,440
New York City, NY, Transitional Finance Authority, Refunding Revenue Bonds, 5.500% (Original Issue Yield: 4.62%), 2/1/2013	135,000	153,445
New York City, NY, Transitional Finance Authority, Revenue Bonds, 5.750%, 2/15/2015	875,000	994,578
New York City, NY, (Series A), 6.250% (MBIA Insurance Corp. LOC)/(Original Issue Yield: 6.45%), 8/1/2009	45,000	49,094
New York City, NY, (Series A), 6.250% (MBIA Insurance Corp. LOC)/(Original Issue Yield: 6.45%), 8/1/2009	955,000	1,034,160
New York City, NY, (Series J), 6.125%, 8/1/2011	1,060,000	1,167,219
New York City, NY, GO UT (Series B) Refunding Bonds, 5.800% (Original Issue Yield: 5.88%), 8/1/2013	435,000	486,421
New York City, NY, GO UT (Series I) Bonds, 6.250% (Original Issue Yield: 5.85%), 4/15/2006	$230,000	$243,602
New York City, NY, GO UT (Series L) Refunding Bonds, 8.000%, 8/1/2006	275,000	303,119
New York City, NY, UT GO Bonds (Series 2000A), 5.750% (Original Issue Yield: 5.79%), 5/15/2018	500,000	560,045
New York Counties Tobacco Trust II, Refunding Revenue Bonds, 5.250% (Original Issue Yield: 5.30%), 6/1/2025	1,210,000	1,128,482
New York State Dormitory Authority, (Series C), 7.375% (Original Issue Yield: 7.471%), 5/15/2010	1,575,000	1,816,227
New York State Dormitory Authority, (Series C), 7.375% (Original Issue Yield: 7.471%), 5/15/2010	425,000	513,273
New York State Dormitory Authority, Health, Hospital, Nursing Home Improvement Revenue Bonds, 5.100% (AMBAC LOC), 2/1/2019	1,000,000	1,052,360
New York State Dormitory Authority, Lenox Hill Hospital Obligation Group, 5.750%, 7/1/2015	1,205,000	1,316,246
New York State Dormitory Authority, Refunding Revenue Bonds (Series B), 5.250% (Original Issue Yield: 5.75%), 5/15/2019	20,000	22,653
New York State Dormitory Authority, Refunding Revenue Bonds, 5.125% (Original Issue Yield: 5.33%), 8/15/2017	10,000	10,830
New York State Dormitory Authority, Refunding Revenue Bonds, 5.125% (Original Issue Yield: 5.33%), 8/15/2017	990,000	1,070,457
New York State Dormitory Authority, Refunding Revenue Bonds, 5.300%, 7/1/2008	1,000,000	1,038,970
New York State Dormitory Authority, Revenue Bonds, 5.850% (Arden Hill)/(FHA INS), 8/1/2026	165,000	184,982
New York State Dormitory Authority, Revenue Bonds, 5.850% (Wesley Health System)/(FHA INS), 8/1/2026	370,000	407,052
New York State Dormitory Authority, Revenue Bonds, 6.050% (Lutheran Center at Poughkeepsie)/(Key Bank of New York LOC)/(Original Issue Yield: 6.08%), 7/1/2026	1,000,000	1,056,690
New York State Dormitory Authority, Revenue Bonds, 7.500%, 5/15/2013	2,440,000	3,143,891
New York State Dormitory Authority, Refunding Revenue Bonds, 5.300% (Rochester, NY)/(MBIA Insurance Corp. LOC)/(Original Issue Yield: 5.475%), 7/1/2017	1,000,000	1,085,740
New York State Dormitory Authority, Refunding Revenue Bonds, 7.150% (R & J Jewish Geriatric Center)/(FHA INS), 8/1/2014	80,000	81,920
New York State Dormitory Authority, Rochester University, 5.125%, 7/1/2039	1,000,000	1,027,960
New York State Dormitory Authority, United Health Services, 5.375% (AMBAC LOC)/(Original Issue Yield: 5.573%), 8/1/2027	1,000,000	1,073,870
New York State Environmental Facilities Corp., 5.000%, 10/15/2015	430,000	468,666
New York State Environmental Facilities Corp., 5.850%, 1/15/2015	15,000	16,033
New York State Environmental Facilities Corp., 5.875%, 1/15/2017	400,000	456,188
New York State Environmental Facilities Corp., Refunding Revenue Bonds, 5.200% (Original Issue Yield: 5.20%), 5/15/2014	$75,000	$84,716
New York State Environmental Facilities Corp., Revenue Bonds, 5.850%, 1/15/2015	1,040,000	1,109,025
New York State Environmental Facilities Corp., Solid Waste Disposal Revenue Bonds (Series A), 5.700% (Occidental Petroleum Corp.)/(Original Issue Yield: 5.75%), 9/1/2028	25,000	25,060
New York State HFA, (Series A) Service Contract Obligation Revenue Bonds, 6.375% (Original Issue Yield: 6.45%), 9/15/2015	885,000	990,404
New York State HFA, (Series A), 6.250% (Original Issue Yield: 6.35%), 9/15/2010	365,000	385,688
New York State HFA, (Series A), 6.250% (Original Issue Yield: 6.35%), 9/15/2010	635,000	699,084
New York State HFA, (Series A), 6.900%, 8/15/2007	15,000	15,042
New York State HFA, (Series A), 7.750% (FHA LOC)/(Original Issue Yield: 7.748%), 8/15/2017	1,000,000	1,029,530
New York State HFA, Refunding Revenue Bonds, 7.900% (United States Treasury COL), 11/1/2006	60,000	63,588
New York State Mortgage Agency, (Refunding Revenue Bonds), 5.700% (Original Issue Yield: 5.70%), 4/1/2011	865,000	913,077
New York State Mortgage Agency, (Series 67), 5.800% (Original Issue Yield: 5.799%), 10/1/2028	485,000	512,839
New York State Mortgage Agency, Revenue Bond (Series, MBIA), 5.875% (MBIA Insurance Corp. LOC), 10/1/2015	2,500,000	2,689,000
New York State Mortgage Agency, Refunding Revenue Bonds (Series 53), 5.250%, 10/1/2006	300,000	315,753
New York State Thruway Authority Service Contract, Refunding Revenue Bonds, 5.500% (Original Issue Yield: 3.94%), 4/1/2012	425,000	485,044
New York State Thruway Authority, (Series 1999A), 5.125% (New York State Thruway Authority - Highway and Bridge Trust Fund)/(Original Issue Yield: 4.601%), 4/1/2011	1,000,000	1,103,800
New York State Thruway Authority, (Series 2000A) , 6.250% (New York State Thruway Authority - Highway and Bridge Trust Fund)/(Financial Security Assurance, Inc. LOC), 4/1/2011	1,000,000	1,169,450
New York State Thruway Authority, (Series 2000A), 6.000% (New York State Thruway Authority - Highway and Bridge Trust Fund)/(Original Issue Yield: 5.69%), 4/1/2015	1,000,000	1,155,680
Niagara Falls, NY, Bridge Commission, (Series B), 5.250% (FGIC INS)/(Original Issue Yield: 5.35%), 10/1/2015	25,000	28,091
North Babylon Union Free School District, NY, (Series A), 5.500% (FGIC LOC)/(Original Issue Yield: 5.57%), 2/15/2017	1,000,000	1,119,910
Onondaga County, NY, IDA, University and College Improvements Revenue Bonds, 5.000%, 3/1/2009	85,000	90,960
Orange County, NY, GO UT, 5.100% (Original Issue Yield: 5.29%), 7/15/2019	$1,580,000	$1,725,581
Riverton Housing Corp., Revenue Bonds, 6.65% (FHA INS), 8/1/2024	165,000	179,122
Sales Tax Asset Receivable Corp., Revenue Bonds (Series A), 5.000% (AMBAC INS), 10/15/2032	250,000	258,825
Schenectady, NY, IDA, (Series A), 5.450% (Union College)/(AMBAC INS)/(Original Issue Yield: 5.467%), 12/1/2029	155,000	168,084
Spackenkill, NY, Unified Free School District, GO UT, 6.125%, 9/15/2014	10,000	11,959
Syracuse, NY, GO, (Series C), 5.50% (FGIC LOC), 1/1/2009	500,000	551,030
TSASC, Inc. NY, Cash flow management, Public Improvements, 6.250%, 7/15/2027	1,000,000	1,013,510
Tobacco Settlement Financing Corp., NY, (Series A), 5.000%, 6/1/2011	500,000	523,220
Tobacco Settlement Financing Corp., NY, (Series A-1), 5.250% (Original Issue Yield: 4.00%), 6/1/2016	1,430,000	1,538,323
Tompkins County, NY, IDA, Revenue Bonds, 6.050% (Ithacare Center Project)/(FHA INS), 2/1/2017	635,000	674,249
Tompkins, NY, Health Care Corp., 10.800% (FHA INS), 2/1/2028	280,000	301,792
Triborough Bridge & Tunnel Authority, NY, (Series A), 5.000% (Original Issue Yield: 5.24%), 1/1/2027	640,000	656,826
Triborough Bridge & Tunnel Authority, NY, (Series B), 5.125% (Original Issue Yield: 4.73%), 11/15/2029	100,000	103,801
Triborough Bridge & Tunnel Authority, NY, (Series Y) Refunding Revenue Bond, 6.125% (CapMAC Holdings, Inc.)/(CapMAC Holdings, Inc. LOC)/(Original Issue Yield: 6.20%), 1/1/2021	3,500,000	4,342,555
Triborough Bridge & Tunnel Authority, NY, Refunding Revenue Bonds, 6.750% (Original Issue Yield: 6.821%), 1/1/2009	285,000	320,437
Utica, NY, IDA Civic Facility, (Series A) Revenue Bond, 5.500% (Munson Williams Proctor), 7/15/2029	425,000	449,982
Utica, NY, IDA Civic Facility, (Series A), 5.375% (Munson Williams Proctor)/(Original Issue Yield: 5.45%), 7/15/2019	320,000	343,226
Utica, NY, GO, 5.500%, 8/15/2013	$510,000	$566,018
Webster, NY, CSD, (GO UT), 5.125% (FGIC LOC)/(Original Issue Yield: 5.40%), 6/15/2019	1,000,000	1,122,930

TOTAL NEW YORK		$73,329,261

PUERTO RICO -- 2.2%
Commonwealth of Puerto Rico, (GO UT), 7.000%, 7/1/2010	550,000	667,612
Puerto Rico Electric Power Authority, Revenue Bonds -- (Series S), 6.125% (MBIA Insurance Corp. LOC)/(Original Issue Yield: 6.30%), 7/1/2009	1,000,000	1,155,290
Puerto Rico Industrial, Medical & Environmental PCA, Revenue Bonds, 5.100% (American Home Products Corp.)/(Original Issue Yield: 5.30%), 12/1/2018	25,000	25,763

TOTAL PUERTO RICO		$1,848,665

SOUTH CAROLINA -- 0.6%
Tobacco Settlement Revenue Management Authority, SC, (Series B), 6.375% (Original Issue Yield: 6.48%), 5/15/2030	500,000	466,680
TEXAS -- 1.3%
Travis Country, TX, GO LTD, 5.000%, 3/1/2010	1,000,000	1,103,920
WISCONSIN -- 2.2%
Badger, WI Tobacco Asset Securitization Corp., Refunding Revenue Bonds, 6.125%, 6/1/2027	1,880,000	1,826,194

TOTAL LONG-TERM MUNICIPALS (IDENTIFIED COST $78,034,007)		$81,843,534

SHORT-TERM MUNICIPALS -- 0.6%
NEW YORK -- 0.6%
New York City, NY, (Series 1995 B-7), Daily VRDNs (AMBAC INS) (COST OF $500,000)	500,000	$500,000

TOTAL INVESTMENTS -- 99.1% (IDENTIFIED COST $78,534,007)		$82,343,534

OTHER ASSETS AND LIABILITIES NET -- 0.9%		$720,478

TOTAL NET ASSETS -- 100%		$83,064,012

See Notes to Portfolios of Investments

PORTFOLIO OF INVESTMENTS SUMMARY TABLES

MTB Pennsylvania Municipal Bond Fund
At October 31, 2004, the fund's portfolio composition 1 was as follows:

Percentage of Total Investments[2]
Refunding Bonds	51.5%
Public Improvements	10.4%
School Improvements	8.5%
University & College Improvements	7.4%
Other	4.3%
Health, Hospital, Nursing Home Improvements	2.7%
Nursing Homes	2.4%
Transit Improvements	1.8%
Recreational Facility Improvements	1.8%
Industrial Improvements	1.7%
Miscellaneous Purposes	1.6%
Water Utility Improvements	1.2%
State Single-Family Housing	1.0%
Retirement Facilities	1.0%
Economic Improvements	0.8%
Refunding Notes	0.7%
Local Single-Family Housing	0.7%
Cash Flow Management	0.3%
Cash Equivalents [3]	0.2%

TOTAL	100%

At October 31, 2004, the fund's credit quality ratings composition 4 was as follows:

S&P Long-Term Ratings as Percentage of Total Investments [2]		Moody's Long-Term Ratings as Percentage of Total Investments [2]
AAA	50.2%	Aaa	58.6%
AA	13.7%	Aa	10.1%
A	4.6%	A	6.9%
BBB	6.0%	Baa	5.3%
Not Rated by S&P	25.5%	Not Rated by Moody's	19.1%

TOTAL	100%	TOTAL	100%

(1) Portfolio securities have been assigned to the sector classifications and sub-classifications, if any, at the discretion of the Fund's advisor.

(2) Percentages are based on total investments, which may differ from the Fund's total net assets used in computing the percentages in the Portfolio of Investments which follows.

(3) Cash Equivalents includes investments in money market mutual funds and any investments in overnight repurchase agreements.

(4) These tables depict the long-term credit quality ratings assigned to the fund's portfolio holdings by Standard & Poor's and Moody's Investors Service, each of which is a Nationally Recognized Statistical Ratings Organization (NRSRO). These credit-quality ratings are shown without regard to gradations within a given rating category. For example, securities rated "A-" have been included in the "A" rated category. Holdings that are rated only by a different NRSRO than the one identified have been included in the "Not rated by..." category. Rated securities that have been pre-refunded, but not rated again by the NRSRO, also have been included in the "Not rated by..." category. Rated securities include a security with an obligor and/or credit enhancer that has received a rating from an NRSRO with respect to a class of debt obligations that is comparable in priority and security with the security held by the fund. Credit quality ratings are an assessment of the risk that a security will default in payment and do not address other risks presented by the security. Please see the description of credit quality ratings in the fund's Statement of Additional Information.

Each table depicts the long-term credit quality ratings as assigned only by the NRSRO identified in the table.

PORTFOLIO OF INVESTMENTS

Description	Principal Amount	Value
7LONG-TERM MUNICIPALS -- 96.5%
PENNSYLVANIA -- 96.5%
Adams County, PA, GO UT Refunding Notes, 5.30% (FGIC LOC)/(Original Issue Yield: 5.42%), 11/15/2019	$1,185,000	$1,343,589
Allegheny County, PA, Airport Authority, Refunding Revenue Bonds, 5.75% (MBIA Insurance Corp. LOC)/(Original Issue Yield: 4.85%), 1/1/2006	1,450,000	1,506,709
Allegheny County, PA, GO, (Series C-52), 5.25% (FGIC LOC)/(Original Issue Yield: 5.50%), 11/1/2021	4,000,000	4,378,800
Allegheny County, PA, GO, (Series C-56), 4.50% (FSA LOC), 10/1/2006	1,500,000	1,571,655
Allegheny County, PA, Higher Education Building Authority, (Series A), 4.25% (FGIC LOC)/(Original Issue Yield: 4.35%), 3/1/2024	2,500,000	2,437,075
Allegheny County, PA ,Higher Education Building Authority, [Duquesne University Project], 5.125%, 3/1/2013	435,000	490,145
Allegheny County, PA, IDA, Refunding Revenue Bond, 6.70%, 12/1/2020	2,150,000	2,229,550
Allegheny County, PA, Port Authority, Refunding Revenue Bonds, 6.00% (MBIA Insurance Corp. LOC)/(Original Issue Yield: 6.125%), 3/1/2024	2,500,000	2,876,125
Allegheny County, PA, Residential Finance Agency, Revenue Bond, 5.15%, 11/1/2016	485,000	515,099
Belle Vernon, PA, Area School District, GO UT, 6.00% (FGIC LOC)/(Original Issue Yield: 6.09%), 4/1/2021	1,210,000	1,383,780
Berks County, PA, Municipal Authority, Refunding Revenue Bonds, 3.349% (Original Issue Yield: 3.50%), 10/1/2008	880,000	888,378
Berks County, PA, Municipal Authority, Refunding Revenue Bonds, 3.999% (Original Issue Yield: 4.07%), 10/1/2010	600,000	614,130
Blair County, PA, (Series A), 5.00% (AMBAC LOC)/(Original Issue Yield: 3.45%), 8/1/2007	1,000,000	1,077,160
Bucks County, PA IDA, Revenue Bonds (Series 2002A), 6.00% (Pennswood Village)/ (Original Issue Yield: 6.12%), 10/1/2027	1,000,000	1,043,280
Bucks County, PA, IDA, Revenue Bonds, 10.00%, 5/15/2019	4,775,000	7,929,461
Bucks County, PA IDA, Environmental Improvement Revenue Bonds, Mandatory Put, 5.40%, 11/1/2011 (Series 1995) (USX Corp.)	750,000	837,765
Butler County, PA, IDA, GO UT, 6.00% (FGIC LOC)/(Original Issue Yield: 6.00%), 7/15/2011	1,000,000	1,173,910
Butler County, PA, GO UT Bonds, 4.25% (FGIC LOC)/(Original Issue Yield: 4.37%), 7/15/2022	1,000,000	994,400
Charleroi, PA, Area School District, (Series C), 5.75% (FGIC LOC)/(Original Issue Yield: 5.90%), 10/1/2014	1,070,000	1,223,962
Charleroi, PA, Area School District, (Series C), 6.00% (FGIC LOC), 10/1/2017	1,300,000	1,501,968
Charleroi, PA, Area School District, (Series C), 6.00% (FGIC LOC), 10/1/2017	30,000	34,200
Chester County, PA, HEFA, Refunding Revenue Bonds, 5.50% (Chester County Hospital, PA)/(MBIA Insurance Corp. INS)/(Original Issue Yield: 5.70%), 7/1/2007	$965,000	$1,025,776
Chester County, PA, HEFA, Refunding Revenue Bonds, 5.625% (Chester County Hospital, PA)/(MBIA Insurance Corp. INS)/(Original Issue Yield: 5.90%), 7/1/2010	1,675,000	1,780,910
Chester County, PA, HEFA, Refunding Revenue Bonds, 5.625% (MBIA Insurance Corp. INS)/(Original Issue Yield: 5.85%), 7/1/2009	1,985,000	2,110,512
Chester County, PA, HEFA, Revenue Bonds, 5.625% (Immaculata College)/(Radian Asset Assurance LOC), 10/15/2027	2,250,000	2,355,525
Chester County, PA, HEFA, Revenue Bonds, (Series B), 5.375% (Jefferson Health System)/(Original Issue Yield: 5.63%), 5/15/2027	2,000,000	2,058,880
Commonwealth of Pennsylvania, GO UT, 5.25% (Original Issue Yield: 4.69%), 10/15/2008	2,000,000	2,213,100
Commonwealth of Pennsylvania, GO UT, 6.00% (Original Issue Yield: 5.96%), 1/15/2018	3,000,000	3,489,870
Commonwealth of Pennsylvania, GO, (Series, 2nd), 5.10% (FSA LOC)/(Original Issue Yield: 5.20%), 5/1/2022	475,000	505,201
Dauphin County, PA, General Authority, Revenue Refunding Bonds, 5.20% (Pinnacle Health System)/(MBIA Insurance Corp. INS)/(Original Issue Yield: 5.30%), 5/15/2009	910,000	972,326
Delaware County, PA, Authority, Dunwoody Village, 6.25% (Original Issue Yield: 6.45%), 4/1/2030	1,200,000	1,256,796
Delaware County, PA, Authority, Hospital Revenue Bond, 6.00% (Original Issue Yield: 6.21%), 12/15/2020	4,000,000	4,036,760
Delaware River Joint Toll Bridge Commission, Refunding Revenue Bonds, 5.25% (Original Issue Yield: 4.66%), 7/1/2018	2,000,000	2,180,040
Dover, PA, Area School District, GO UT, 4.50% (FGIC LOC)/(Original Issue Yield: 4.09%), 4/1/2014	600,000	643,560
Downingtown Area School District, PA, GO UT, 5.25% (FSA INS), 4/1/2014	1,500,000	1,676,550
Gateway, PA, School District, GO UT, 4.45% (FGIC LOC), 10/15/2017	555,000	578,615
Gateway, PA ,School District, 4.35% (FGIC LOC), 10/15/2016	525,000	546,950
Greater Johnstown, PA, School District, GO UT, 5.00% (FGIC LOC), 2/1/2009	1,365,000	1,499,289
Greene County, PA, IDA, Refunding Revenue Bonds, 4.75% (MBIA Insurance Corp. LOC)/(Original Issue Yield: 4.749%), 2/1/2007	710,000	751,556
Harbor Creek, PA, School District, (Series C), 4.00% (FGIC LOC)/(Original Issue Yield: 3.25%), 8/1/2006	505,000	522,963
Indiana County, PA, IDA, (Series A), 5.875% (AMBAC LOC)/(Original Issue Yield: 6.04%), 11/1/2029	1,300,000	1,400,178
Indiana County, PA, IDA, 6.00% (MBIA Insurance Corp. LOC), 6/1/2006	$1,500,000	$1,595,175
Indiana County, PA, IDA, Refunding Revenue Bonds, 3.00% (Indiana University of PA)/(AMBAC NS), 11/1/2007	800,000	818,400
Lampeter-Strasburg, PA, School District, GO UT, 4.00% (FGIC LOC)/(Original Issue Yield: 2.95%), 4/1/2008	850,000	897,421
Lancaster County, PA, Solid Waste Management, (Series B), 5.375% (AMBAC LOC)/(Original Issue Yield: 5.05%), 12/15/2015	4,000,000	4,441,840
Lancaster County, PA, (Series A), 5.60% (FGIC LOC)/(Original Issue Yield: 5.65%), 5/1/2012	2,000,000	2,281,140
Mercer County, PA, GO UT, 5.50%, 10/1/2019	1,215,000	1,368,770
Mercer County, PA, GO UT, 5.50%, 10/1/2028	1,155,000	1,301,177
Montgomery County, PA, Higher Education & Health Authority College, Revenue Bonds, 5.70% (Connie Lee LOC)/(Original Issue Yield: 5.80%), 4/1/2010	500,000	534,825
Montgomery County, PA, Higher Education & Health Authority Hospital, Revenue Bonds, 7.25% (Original Issue Yield: 7.40%), 12/1/2019	3,000,000	3,254,700
Montgomery County, PA, Higher Education & Health Authority Hospital, Revenue Refunding Bonds, 5.50% (Holy Redeemer Health Care)/(AMBAC INS), 10/1/2008	1,275,000	1,390,566
Montgomery County, PA, IDA, Refunding Revenue Bonds, 5.35% (MBIA Insurance Corp. LOC)/(Original Issue Yield: 5.46%), 8/15/2027	1,500,000	1,584,570
Montgomery County, PA, IDA, Retirement Community Revenue Bonds (Series 1996B), 5.75% (Adult Communities Total Services, Inc.)/(Original Issue Yield: 5.98%), 11/15/2017	1,000,000	1,055,610
Montgomery County, PA, IDA, Revenue Bonds, 5.25% (Original Issue Yield: 5.48%), 11/15/2028	1,850,000	1,831,500
Montgomery County, PA, 5.375%, 7/15/2013	1,885,000	2,094,763
North Allegheny, PA, School District, GO UT, 5.50% (FGIC LOC), 11/1/2010	1,765,000	2,014,271
Owen J. Roberts School District, PA, GO UT Prerefunded (Series A) Bonds, 5.375% (Original Issue Yield: 5.50%), 5/15/2018	630,000	681,994
Owen J. Roberts School District, PA, GO UT Unrefunded (Series A) Bonds, 5.375% (Original Issue Yield: 5.50%), 5/15/2018	870,000	932,727
Pennsylvania Convention Center Authority, Revenue Bonds, 6.00% (FGIC LOC)/(Original Issue Yield: 6.80%), 9/1/2019	2,410,000	2,952,949
Pennsylvania HFA, (Series 58A), 5.85%, 4/1/2017	1,410,000	1,470,729
Pennsylvania HFA, (Series 68A), 6.10%, 4/1/2021	20,000	21,079
Pennsylvania HFA, (Series 70A0, 5.80%, 10/1/2021	1,295,000	1,361,019
Pennsylvania HFA, Single Family Mortgage - 83A, 3.75%, 4/1/2011	710,000	734,580
Pennsylvania HFA, Single Family Mortgage -- (Series 83A), 3.75%, 10/1/2011	1,035,000	1,070,728
Pennsylvania State Higher Education Facilities Authority, Refunding Revenue Bonds (Series A), 5.50% (University of Pennsylvania Health Services)/(Original Issue Yield: 5.55%), 1/1/2009	$4,000,000	$4,153,480
Pennsylvania State Higher Education Facilities Authority, Refunding Revenue Bonds, 5.25% (Bryn Mawr College)/(AMBAC LOC)/(Original Issue Yield: 4.06%), 12/1/2012	250,000	284,793
Pennsylvania State Higher Education Facilities Authority, Refunding Revenue Bonds, 5.60% (Original Issue Yield: 5.60%), 11/1/2022	2,600,000	2,829,372
Pennsylvania State Higher Education Facilities Authority, Refunding Revenue Bonds, 6.00% (Original Issue Yield: 6.05%), 5/1/2024	4,075,000	4,407,968
Pennsylvania State Higher Education Facilities Authority, Revenue Bonds , 5.00% (York College of Pennsylvania)/(FGIC INS), 11/1/2020	550,000	591,107
Pennsylvania State Higher Education Facilities Authority, University and College Improvement Bonds, 5.25% (Temple University)/(MBIA Insurance Corp. LOC), 4/1/2014	425,000	466,782
Pennsylvania State IDA, Economic Development Revenue Bonds, 5.50% (AMBAC INS), 7/1/2013	500,000	573,490
Pennsylvania State IDA, Refunding Revenue Bonds, 6.00% (AMBAC LOC)/(Original Issue Yield: 5.20%), 7/1/2006	1,990,000	2,120,703
Pennsylvania State IDA, Refunding Revenue Bonds, 6.00% (AMBAC LOC)/(Original Issue Yield: 5.20%), 7/1/2006	1,010,000	1,078,417
Pennsylvania State IDA, Revenue Refunding Bonds, 4.50% (AMBAC LOC), 7/1/2008	800,000	857,960
Pennsylvania State Turnpike Commission, (Series S), 5.625% (FGIC LOC)/(Original Issue Yield: 4.77%), 6/1/2013	1,000,000	1,147,650
Pennsylvania State University, Refunding Revenue Bonds, 5.25% (Original Issue Yield: 4.67%), 8/15/2016	1,000,000	1,154,770
Pennsylvania State University, (Series A), 5.00%, 9/1/2019	1,500,000	1,633,035
Pennsylvania State, GO UT, 5.00% (FGIC INS), 7/1/2008	2,500,000	2,733,075
Pennsylvania State, 5.00%, 8/1/2016	1,475,000	1,632,220
Pennsylvania State, GO UT, 4.375% (MBIA Insurance Corp. LOC)/(Original Issue Yield: 4.43%), 2/1/2024	750,000	745,132
Perkiomen Valley School District, PA, GO UT, 5.00% (Original Issue Yield: 4.82%), 4/1/2028	2,500,000	2,582,475
Peters Township, PA, 5.00%, 9/15/2018	1,500,000	1,642,500
Philadelphia, PA, Authority for Industrial Development, (Series B), 5.25% (FSA LOC)/(Original Issue Yield: 4.50%), 10/1/2010	1,000,000	1,122,380
Philadelphia, PA, Authority for Industrial Development, (Series B), 5.25% (Original Issue Yield: 5.45%), 10/1/2030	2,000,000	2,095,560
Philadelphia, PA, Authority for Industrial Development, Refunding Revenue Bonds, 4.75% (Original Issue Yield: 4.84%), 8/15/2008	1,000,000	1,020,630
Philadelphia, PA, Authority for Industrial Development, Refunding Revenue Bonds, 5.20%, 6/15/2018	$2,100,000	$2,129,694
Philadelphia, PA, Authority for Industrial Development, Revenue Bonds, 6.00% (Philadelphia, PA)/(MBIA Insurance Corp. INS), 2/15/2007	1,365,000	1,483,427
Philadelphia, PA, Health & Educational Facilities, Refunding Revenue Bonds, 5.50% (AMBAC LOC)/(Original Issue Yield: 4.40%), 5/1/2014	1,280,000	1,449,715
Philadelphia, PA, Health & Educational Facilities, Refunding Revenue Bonds, 5.50% (AMBAC LOC)/(Original Issue Yield: 4.53%), 5/1/2015	1,350,000	1,521,815
Philadelphia, PA, Water & Wastewater System, (Series A), 5.00% (AMBAC LOC)/(Original Issue Yield: 5.25%), 8/1/2013	2,000,000	2,173,260
Philadelphia, PA, Water & Wastewater System, Refunding Revenue Bonds, 5.625% (MBIA Insurance Corp. LOC)/(Original Issue Yield: 5.81%), 6/15/2009	1,900,000	2,144,948
Philadelphia, PA, Water & Wastewater System, Refunding Revenue Bonds, 6.25% (MBIA Insurance Corp. INS), 8/1/2007	3,000,000	3,326,250
Philadelphia, PA, Water & Wastewater System, Revenue Refunding Bonds, 6.25% (MBIA Insurance Corp. INS), 8/1/2008	2,150,000	2,441,992
Philadelphia, PA, GOUT, 5.25% (FSA LOC)/(Original Issue Yield: 4.59%), 9/15/2015	1,000,000	1,101,620
Philadelphia, PA, Refunding GO UT Bonds, 5.125% (FGIC INS), 5/15/2014	3,000,000	3,309,930
Pittsburgh, PA, Auditorium Authority, Refunding Revenue Bonds, 5.25% (AMBAC LOC)/(Original Issue Yield: 5.155%), 2/1/2017	3,000,000	3,319,470
Pittsburgh, PA, Public Parking Authority, Revenue Bond, 4.00% (AMBAC LOC), 12/1/2007	1,000,000	1,053,610
Pittsburgh, PA, School District, GO UT, 5.25% (FSA LOC)/(Original Issue Yield: 4.12%), 9/1/2009	500,000	556,040
Riverside, PA, School District, GO UT, 3.90% (FGIC LOC)/(Original Issue Yield: 4.05%), 10/15/2018	1,135,000	1,122,095
Scranton, PA, Parking Authority, Refunding Revenue Bonds, 5.00% (Scranton, PA School District)/(FGIC LOC)/(Original Issue Yield: 4.92%), 9/15/2033	2,355,000	2,422,047
Scranton-Lackawanna, PA, Health & Welfare Authority, Refunding Revenue Bonds, 5.625% (Mercy Health Care Systems)/(MBIA Insurance Corp. INS)/(Original Issue Yield: 5.75%), 1/1/2016	2,000,000	2,171,180
Seneca Valley, PA, School District, Refunding Revenue Bond, (Series A), 3.90% (FGIC LOC)/(Original Issue Yield: 4.00%), 7/1/2016	1,590,000	1,600,303

Description	Principal Amount or Shares	Value
Southeastern, PA, Transportation Authority, (Series A) Revenue Bonds, 5.25%, 3/1/2013	$500,000	$554,395
Swarthmore Boro Authority PA, Refunding Revenue Bonds, 5.25% (Original Issue Yield: 4.65%), 9/15/2020	1,000,000	1,087,580
Tredyffrin Township, PA, GO UT Bonds., 5.25% (Original Issue Yield: 5.60%), 11/15/2017	1,500,000	1,591,290
Tredyffrin-Easttown, PA, School District, GO UT, 5.00% (Original Issue Yield: 3.92%), 2/15/2009	1,000,000	1,099,020
West Chester, PA, Area School District, GO UT BONDS, 5.00% (State Aid Withholding LOC), 4/15/2016	1,515,000	1,643,911
West Chester, PA, Area School District, GO UT BONDS, 5.00% (State Aid Withholding LOC), 4/15/2018	1,000,000	1,074,960
West Shore, PA, School District, (Series A), 3.50% (FGIC LOC)/(Original Issue Yield: 3.30%), 11/15/2012	1,000,000	1,014,860
West Shore, PA, School District, (Series A), 4.00% (FGIC LOC)/(Original Issue Yield: 3.13%), 11/15/2011	1,500,000	1,583,655
West York Area School District, PA, GO UT Bonds, 3.50% (FGIC LOC), 9/1/2013	815,000	820,591

TOTAL LONG-TERM MUNICIPALS (IDENTIFIED COST $171,000,137)		$182,018,188

SHORT-TERM MUNICIPALS -- 2.2%
Pennsylvania HFA, (Series 72A), 3.80% (Original Issue Yield: 3.80%), 10/1/2005	1,170,000	1,188,346
State Public School Building Authority, PA, Prerefunded Revenue Bond (Series D), 6.50% (Burgettstown, PA School District)/(MBIA Insurance Corp. INS)/(United States Treasury PRF)/(Original Issue Yield: 6.75%), 2/1/2014	1,000,000	1,012,200
Washington County, PA, Hospital Authority, Refunding Revenue Bonds, 2.25% (AMBAC LOC)/(Original Issue Yield: 1.70%), 7/1/2023	2,000,000	2,005,820

TOTAL SHORT-TERM MUNICIPALS (IDENTIFIED COST $4,195,831)		$4,206,366

8MUTUAL FUNDS -- 0.2%
Pennsylvania Municipal Cash Trust, Class IS	396,130	396,130
Pennsylvania Municipal Cash Trust, Class SS	31	31

TOTAL MUTUAL FUNDS (AT NET ASSET VALUE)		$396,161

TOTAL INVESTMENTS -- 98.9% (IDENTIFIED COST $175,592,129)		$186,620,715

OTHER ASSETS AND LIABILITIES -- NET -- 1.1%		$2,134,757

TOTAL NET ASSETS -- 100%		$188,755,472

See Notes to Portfolios of Investments

PORTFOLIO OF INVESTMENTS SUMMARY TABLES

MTB Maryland Municipal Bond Fund
At October 31, 2004, the fund's portfolio composition 1 was as follows:

Percentage of Total Investments2
Health, Hospital, Nursing Home Improvements	27.7%
Public Improvements	24.5%
University & College Improvements	14.3%
School Improvements	2.5%
Water Utility Improvements	5.1%
Recreational Facility Improvements	6.5%
Housing	1.7%
State Multi-Family Housing	3.5%
Miscellaneous Purposes	7.0%
Private Primary Schools	3.0%
Highway Improvements	4.0%
Cash Equivalents [3]	0.2%

TOTAL	100%

At October 31, 2004, the fund's credit quality ratings composition 4 was as follows:

S&P Long-Term Ratings as Percentage of Total Investments [2]		Moody's Long-Term Ratings as Percentage of Total Investments [2]
AAA	44.9%	Aaa	46.5%
AA	28.4%	Aa	26.3%
A	5.4%	A	5.2%
BBB	6.9%	Baa	10.3%
Not Rated by S&P	14.4%	Not Rated by Moody's	11.7%

TOTAL	100%	TOTAL	100%

(1) Portfolio securities have been assigned to the sector classifications and sub-classifications, if any, at the discretion of the Fund's advisor.

(2) Percentages are based on total investments, which may differ from the Fund's total net assets used in computing the percentages in the Portfolio of Investments which follows.

(3) Cash Equivalents includes investments in money market mutual funds and any investments in overnight repurchase agreements.

(4) These tables depict the long-term credit quality ratings assigned to the fund's portfolio holdings by Standard & Poor's and Moody's Investors Service, each of which is a Nationally Recognized Statistical Ratings Organization (NRSRO). These credit-quality ratings are shown without regard to gradations within a given rating category. For example, securities rated "A-" have been included in the "A" rated category. Holdings that are rated only by a different NRSRO than the one identified have been included in the "Not rated by..." category. Rated securities that have been pre-refunded, but not rated again by the NRSRO, also have been included in the "Not rated by..." category. Rated securities include a security with an obligor and/or credit enhancer that has received a rating from an NRSRO with respect to a class of debt obligations that is comparable in priority and security with the security held by the fund. Credit quality ratings are an assessment of the risk that a security will default in payment and do not address other risks presented by the security. Please see the description of credit quality ratings in the fund's Statement of Additional Information.

Each table depicts the long-term credit quality ratings as assigned only by the NRSRO identified in the table.

PORTFOLIO OF INVESTMENTS

Description	Principal Amount	Value
LONG-TERM MUNICIPALS -- 98.9%
DISTRICT OF COLUMBIA -- 0.9%
Washington, DC, Metro Area Transit Authority, Refunding Revenue Bonds, 5.000% (MBIA Insurance Corp. LOC)/(Original Issue Yield: 3.55%), 1/1/2012	$1,000,000	$1,120,960
MARYLAND -- 92.0%
Anne Arundel County, MD, GO UT, 5.000% (Original Issue Yield: 3.86%), 3/1/2016	1,000,000	1,101,170
Anne Arundel County, MD, GO, 5.000%, 3/1/2019	2,000,000	2,175,860
Anne Arundel County, MD, GO, 6.000%, 9/1/2006	2,000,000	2,146,600
Baltimore County, MD, Convention Center, Refunding Revenue Bonds, 5.375% (MBIA Insurance Corp. LOC), 9/1/2011	2,910,000	3,258,676
Baltimore County, MD, Port Facility, Refunding Revenue Bonds, 6.500%, 10/1/2011	1,000,000	1,080,700
Baltimore, MD, Refunding Revenue Bonds, (Series A), 5.750% (Original Issue Yield: 5.80%), 7/1/2030, Prerefunded 7/1/2010	3,000,000	3,453,420
Baltimore, MD, Refunding Revenue Bonds, 5.250% (FGIC LOC), 7/1/2017	1,000,000	1,147,420
Baltimore, MD, Revenue Bonds, 5.000% (FGIC LOC), 7/1/2023	1,545,000	1,639,168
Calvert County, MD, Pollution Control, 5.550% (Baltimore Gas & Electric Co.)/(MBIA Insurance Corp. LOC), 7/15/2014	2,500,000	2,557,500
Carroll County, MD, Revenue Bonds, 5.375% (Fairhaven, Inc./Copper Ridge, Inc.)/(Radian Asset Assurance LOC), 1/1/2016	2,000,000	2,170,120
Frederick County, MD, Revenue Bonds, 5.750% (Original Issue Yield: 5.88%), 9/1/2025	1,000,000	1,049,930
Frederick County, MD, Revenue Bonds, 5.900% (Original Issue Yield: 5.95%), 1/1/2017	1,000,000	995,440
Harford County, MD, GO UT, 5.500%, 12/1/2008	1,895,000	2,113,588
Howard County, MD, GO UT, 5.250%, 8/15/2016, Prerefunded 2/15/2012	1,480,000	1,682,627
Howard County, MD, 5.250%, 8/15/2015, Prerefunded 2/15/2012	125,000	142,114
Howard County, MD, 5.250%, 8/15/2015	1,800,000	2,020,842
Maryland National Capital Park & Planning Commission, GO UT, 5.000% (Original Issue Yield: 3.40%), 1/15/2015	2,000,000	2,235,200
Maryland State Community Development Administration, 5.050% (MHF LOC), 4/1/2008	1,000,000	1,035,730
Maryland State Community Development Administration, 5.200%, 12/1/2029	2,000,000	2,153,740
Maryland State Community Development Administration, (Series A), 5.600%, 3/1/2017	940,000	986,361
Maryland State Department of Transportation, Refunding Revenue Bonds, 5.000% (Original Issue Yield: 3.95%), 5/1/2015	1,375,000	1,538,790
Maryland State Economic Development Corp., 4.650% (GNMA Collateralized Home Mortgage Program LOC), 12/20/2008	490,000	515,647
Maryland State Economic Development Corp., 5.600%, 6/1/2010	$1,405,000	$1,461,902
Maryland State Economic Development Corp., 6.000% (Original Issue Yield: 6.054%), 6/1/2019	1,000,000	1,039,500
Maryland State Economic Development Corp., 7.125%, 4/1/2019	860,000	934,175
Maryland State Economic Development Corp., 8.250%, 11/1/2026	1,000,000	969,890
Maryland State Health & Higher Educational Facilities Authority, (Series A) Revenue Bonds, 5.250% (Medlantic/Helix Parent, Inc.)/(FSA LOC), 8/15/2012	1,175,000	1,286,836
Maryland State Health & Higher Educational Facilities Authority, (Series A), 4.750% (Original Issue Yield: 4.90%), 11/1/2014	1,000,000	1,050,440
Maryland State Health & Higher Educational Facilities Authority, (Series B), 5.000% (Original Issue Yield: 3.84%), 7/1/2015	1,740,000	1,917,950
Maryland State Health & Higher Educational Facilities Authority, (Series B), 5.000% (Original Issue Yield: 4.59%), 7/1/2024	250,000	263,005
Maryland State Health & Higher Educational Facilities Authority, 3.500% (Sheppard Pratt Residential Treatment Facility)/(Original Issue Yield: 3.60%), 7/1/2011	600,000	596,976
Maryland State Health & Higher Educational Facilities Authority, 4.800%, 10/1/2028	1,000,000	1,000,060
Maryland State Health & Higher Educational Facilities Authority, 5.000% (AMBAC LOC)/(Original Issue Yield: 5.27%), 7/1/2027	2,500,000	2,667,125
Maryland State Health & Higher Educational Facilities Authority, 5.000% (Frederick Memorial Hospital)/(Original Issue Yield: 5.20%), 7/1/2022	2,500,000	2,589,225
Maryland State Health & Higher Educational Facilities Authority, 5.000% (Johns Hopkins Hospital), 5/15/2013	1,465,000	1,597,172
Maryland State Health & Higher Educational Facilities Authority, 5.000% (Mercy Ridge, Inc.), 4/1/2008	2,000,000	2,045,520
Maryland State Health & Higher Educational Facilities Authority, 5.000% (Original Issue Yield: 5.17%), 7/1/2019	1,500,000	1,597,785
Maryland State Health & Higher Educational Facilities Authority, 5.000% (Original Issue Yield: 5.20%), 7/1/2008	1,000,000	1,011,810
Maryland State Health & Higher Educational Facilities Authority, 5.000% (University of Maryland Medical System), 7/1/2012	1,000,000	1,079,640
Maryland State Health & Higher Educational Facilities Authority, 5.125% (Johns Hopkins University)/(Original Issue Yield: 5.54%), 7/1/2020	2,000,000	2,169,420
Maryland State Health & Higher Educational Facilities Authority, 5.250% (Johns Hopkins University)/(Original Issue Yield: 5.52%), 7/1/2017	2,000,000	2,217,800
Maryland State Health & Higher Educational Facilities Authority, 5.250% (Original Issue Yield: 5.35%), 7/1/2020	$1,585,000	$1,718,774
Maryland State Health & Higher Educational Facilities Authority, 5.250%, 8/15/2011	2,000,000	2,205,660
Maryland State Health & Higher Educational Facilities Authority, 5.500% (Howard County General Hospital, MD)/(Original Issue Yield: 5.68%), 7/1/2013	925,000	969,400
Maryland State Health & Higher Educational Facilities Authority, 5.625% (Mercy Medical Center)/(Original Issue Yield: 5.80%), 7/1/2031	2,000,000	2,046,680
Maryland State Health & Higher Educational Facilities Authority, 5.800% (Original Issue Yield: 5.93%), 1/1/2032	1,135,000	1,188,311
Maryland State Health & Higher Educational Facilities Authority, 6.000% (Carroll County, MD General Hospital), 7/1/2037	2,250,000	2,367,585
Maryland State Health & Higher Educational Facilities Authority, 6.000% (Catholic Health Initiatives), 12/1/2013	1,370,000	1,547,990
Maryland State Health & Higher Educational Facilities Authority, 6.000% (Original Issue Yield: 6.05%), 1/1/2015	1,500,000	1,581,360
Maryland State Health & Higher Educational Facilities Authority, 6.000% (Original Issue Yield: 6.05%), 7/1/2020	250,000	261,880
Maryland State Health & Higher Educational Facilities Authority, 6.000% (Original Issue Yield: 6.146%), 7/1/2031	1,500,000	1,539,285
Maryland State Health & Higher Educational Facilities Authority, Refunding Revenue Bonds, 5.000% (Original Issue Yield: 4.05%), 8/15/2011	1,000,000	1,071,830
Maryland State Health & Higher Educational Facilities Authority, (Series A), 5.375% (Loyola College in Maryland, Inc.)/(Original Issue Yield: 5.45%), 10/1/2011	950,000	1,026,076
Maryland State IDFA, 5.100% (National Aquarium in Baltimore, Inc.)/(Original Issue Yield: 5.21%), 11/1/2022	1,000,000	1,056,330
Maryland State Stadium Authority, 5.500% (AMBAC LOC)/(Original Issue Yield: 5.55%), 3/1/2012	1,000,000	1,054,970
Maryland State, Local Facilities Capital Improvement, GO Unlimited, 5.500%, 3/1/2013	2,000,000	2,326,620
Maryland Water Quality Financing Administrative Revolving Loan Fund, (Series A), 6.550%, 9/1/2014	900,000	903,474
Montgomery County, MD, Revenue Authority Lease, Revenue Bonds, 5.000%, 4/1/2013	1,330,000	1,482,099
Montgomery County, MD, Special Obligation, Special Tax, 5.375% (Radian Group, Inc. LOC)/(Original Issue Yield: 5.48%), 7/1/2020	250,000	268,743
Montgomery County, MD, GO UT, Refunding Bonds (Series A), 5.800% (Original Issue Yield: 5.90%), 7/1/2007	1,000,000	1,098,400
Montgomery County, MD, GO Unlimited 5.600% (Original Issue Yield: 5.70%), 1/1/2016, Prerefunded 1/1/2010	2,000,000	2,288,780

Description	Principal Amount or Shares	Value
New Baltimore, MD, Board School Commerce, Revenue Bonds, 5.000% (Original Issue Yield: 5.05%), 11/1/2013	$1,135,000	$1,248,750
Northeast, MD, Waste Disposal Authority, Revenue Bonds, 7.200% (MBIA Insurance Corp. LOC), 10/1/2006	2,500,000	2,547,750
Prince Georges County, MD, GO UT, 5.500% (Original Issue Yield: 4.95%), 10/1/2010	2,000,000	2,266,640
Queen Annes County, MD, Public Facility, 5.400% (FGIC LOC)/(Original Issue Yield: 5.48%), 11/15/2011	1,000,000	1,097,170
Queen Annes County, MD, Public Facility, 6.000% (FGIC LOC)/(Original Issue Yield: 5.25%), 11/15/2008	1,000,000	1,118,130
St. Mary's College, MD, Refunding Revenue Bonds, 5.250% (MBIA Insurance Corp. LOC)/(Original Issue Yield: 5.30%), 9/1/2027	2,000,000	2,110,720
St. Mary's County, MD, GO UT, 4.450% (Original Issue Yield: 4.50%), 7/1/2014	1,100,000	1,178,595
St. Mary's County, MD, GO UT, 5.000% (Original Issue Yield: 5.00%), 10/1/2021	1,000,000	1,074,950
University of Maryland, Auxiliary Facility & Tuition Refunding Revenue Bonds (Series A), 5.000%, 4/1/2009	1,000,000	1,103,810
University of Maryland, Revenue Bonds, 5.250%, 10/1/2011	1,000,000	1,107,580
Washington Suburban Sanitation District, MD, GO UT Bonds, 4.700% (Original Issue Yield: 4.80%), 6/1/2018	2,000,000	2,101,240
Washington Suburban Sanitation District, MD, GO UT Bonds, 6.000%, 6/1/2018	1,000,000	1,234,790

TOTAL MARYLAND		$110,891,246

PUERTO RICO -- 4.3%
Commonwealth of Puerto Rico, GO UT, 6.25%, 7/1/2012	1,000,000	1,210,150
Puerto Rico HFA, Capital Funding Program, 5.00% (Original Issue Yield: 4.22%), 12/1/2018	2,000,000	2,155,020
Puerto Rico Public Finance Corp., (Series A), 5.375% (AMBAC LOC)/(Original Issue Yield: 4.94%), 6/1/2019	1,500,000	1,756,215

TOTAL PUERTO RICO		$5,121,385

WISCONSIN -- 1.7%
Badger, WI Tobacco Asset Securitization Corp., Revenue Bonds, 7.00%, 6/1/2028	2,000,000	2,009,740

TOTAL LONG-TERM MUNICIPALS (IDENTIFIED COST $112,423,339)		$119,143,331

[8] MUTUAL FUND -- 0.2%
Maryland Municipal Cash Trust (AT NET ASSET VALUE)	299,084	$299,084

TOTAL INVESTMENTS -- 99.1% (IDENTIFIED COST $112,722,423)		$119,442,415

OTHER ASSETS AND LIABILITIES -- NET -- 0.9%		$1,069,233

TOTAL NET ASSETS -- 100%		$120,511,648

See Notes to Portfolios of Investments

PORTFOLIO OF INVESTMENTS SUMMARY TABLES

MTB Intermediate-Term Bond Fund
At October 31, 2004, the fund's portfolio composition was as follows:

Percentage of Total Investments[1]
U.S. Treasuries	27.8%
Corporate Bonds	26.6%
Mortgage Backed Securities	14.5%
Government Agencies	5.5%
Collateralized Mortgage Obligations	5.1%
Asset Backed Securities	1.5%
Notes--Variable	0.4%
Cash Equivalents [2]	18.6%

TOTAL	100%

At October 31, 2004, the fund's credit quality ratings composition 3 was as follows:

S&P Long-Term Ratings as Percentage of Total Investments [1]		Moody's Long-Term Ratings as Percentage of Total Investments [1]
AAA	19.9%	Aaa	19.9%
AA	2.3%	Aa	2.7%
A	10.2%	A	11.6%
BBB	9.2%	Baa	5.4%
BB	1.9%	Ba	3.1%
B	1.2%	B	0.8%
Government [4]	33.3%	Caa	0.4%
Not Rated by S&P 5	22.0%	Government[4]	33.3%
		Not Rated by Moody's5	22.8%

TOTAL	100%	TOTAL	100%

(1) Percentages are based on total investments, which may differ from the Fund's total net assets used in computing the percentages in the Portfolio of Investments which follows.

(2) Cash Equivalents includes investments in money market mutual funds and any investments in overnight repurchase agreements.

(3) These tables depict the long-term credit quality ratings assigned to the fund's portfolio holdings by Standard & Poor's and Moody's Investors Service, each of which is a Nationally Recognized Statistical Ratings Organization (NRSRO). These credit-quality ratings are shown without regard to gradations within a given rating category. For example, securities rated "A-" have been included in the "A" rated category. Holdings that are rated only by a different NRSRO than the one identified have been included in the "Not rated by..." category. Rated securities that have been pre-refunded, but not rated again by the NRSRO, also have been included in the "Not rated by..." category. Rated securities include a security with an obligor and/or credit enhancer that has received a rating from an NRSRO with respect to a class of debt obligations that is comparable in priority and security with the security held by the fund. Credit quality ratings are an assessment of the risk that a security will default in payment and do not address other risks presented by the security. Please see the description of credit quality ratings in the fund's Statement of Additional Information.

Each table depicts the long-term credit quality ratings as assigned only by the NRSRO identified in the table.

(4) Consists of U.S. Treasuries and Government Agencies, which are generally of a high credit quality, but are not rated by an NRSRO.

(5) Consists of non-government securities and cash equivalents.

PORTFOLIO OF INVESTMENTS

Description		Principal Amount	Value
ASSET-BACKED SECURITIES -- 2.0%
	Ford Credit Auto Owner Trust 2002-B, Class A4, 4.750%, 8/15/2006	$1,000,000	$1,014,470
	GMAC Mortgage Corp. Loan Trust 2002-HE2, Class A4, 6.000%, 6/25/2027	212,315	212,866
	Household Automotive Trust 2002-2, Class A3, 2.850%, 3/19/2007	462,855	463,903
	Residential Asset Securities Corp. 2002-KS6, Class AI3, 3.580%, 12/25/2026	573,089	573,141
	Residential Asset Securities Corp. 2002-KS8, Class A3, 3.690%, 3/25/2027	$1,199,714	$1,199,966
	Whole Auto Loan Trust 2002-1, Class A3, 2.600%, 8/15/2006	716,261	717,595
	William Street Funding Corp., Class A, 2.400%, 4/23/2006	1,000,000	1,001,950

TOTAL ASSET-BACKED SECURITIES (IDENTIFIED COST $5,169,618)			$5,183,891

COLLATERALIZED MORTGAGE OBLIGATIONS -- 6.8%
	FEDERAL HOME LOAN MORTGAGE CORPORATION -- 4.2%
	(Series 2672), Class GM, 4.000%, 3/15/2017	$966,725	$975,290
	(Series 2628C), Class QH, 4.000%, 12/15/2021	1,870,699	1,891,015
	(Series T045), Class A3, 4.105%, 10/27/2031	570,513	572,633
	(Series 2643), Class LA, 4.500%, 1/15/2011	3,065,511	3,113,578
	(Series 2672), Class NU, 5.000%, 8/15/2008	1,746,036	1,765,521
	(Series 1614), Class J, 6.250%, 11/15/2022	511,299	516,469
	(Series 1920), Class H, 7.000%, 1/15/2012	1,785,769	1,897,077

	TOTAL FEDERAL HOME LOAN MORTGAGE CORPORATION		$10,731,583

	FEDERAL NATIONAL MORTGAGE ASSOCIATION -- 1.3%
	(Series 1993-135), Class PG, 6.25%, 7/25/2008	586,851	606,088
	(Series 1993-160), Class AJ, 6.500%, 4/25/2023	2,642,595	2,766,242

	TOTAL FEDERAL NATIONAL MORTGAGE ASSOCIATION		$3,372,330

	GOVERNMENT NATIONAL MORTGAGE ASSOCIATION -- 0.9%
	(Series 0421A), Class PJ, 3.500%, 6/20/2025	2,303,963	2,304,793
	WHOLE LOAN -- 0.4%
	Harborview Marketing Loan Trust, Class 73, 2.168%, 6/19/2034	1,074,018	1,071,945

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $17,369,852)			$17,480,651

CORPORATE BONDS -- 35.6%
	AIR FREIGHT & LOGISTICS -- 0.8%
	FedEx Corp., Note, 2.285%, 4/1/2005	2,000,000	2,001,360
	AUTO COMPONENTS -- 0.5%
[2]	Dana Corp., Sr. Note, 6.500%, 3/1/2009	1,275,000	1,345,125
	AUTOMOBILES -- 0.4%
[2]	General Motors Corp., Note, 8.375%, 7/15/2033	1,000,000	1,046,330
	BANKS -- 1.8%
	BankBoston Capital Trust III, Company Guarantee, 2.630%, 6/15/2027	1,000,000	994,500
	PNC Funding Corp., Sub. Note, 6.125%, 2/15/2009	1,330,000	1,449,953
	Suntrust Capital III, Company Guarantee, 2.530%, 3/15/2028	1,000,000	979,110
	U.S. Bank, NA, Sub. Note, 6.300%, 7/15/2008	1,000,000	1,098,040

	TOTAL BANKS		$4,521,603

	BANKS -- FOREIGN -- 0.8%
	Merita Ltd., Sub. Note, 6.500%, 1/15/2006	2,060,000	2,153,751
	BANKS -- REGIONAL -- 1.4%
[2]	Fleet National Bank, (Series BKNT), 5.750%, 1/15/2009	$1,320,000	$1,424,293
	National City Bank, Indiana, Note, 2.375%, 8/15/2006	1,055,000	1,045,769
[2]	Wachovia Bank N.A., 7.875%, 2/15/2010	1,000,000	1,180,650

	TOTAL BANKS -- REGIONAL		$3,650,712

	CAPITAL MARKETS -- 2.1%
	Bear Stearns Cos., Inc., Sr. Note, 7.250%, 10/15/2006	835,000	906,100
	Goldman Sachs Group, Inc., Sub. Note, 6.345%, 2/15/2034	1,300,000	1,335,035
	Lehman Brothers Holdings, Inc., 6.250%, 5/15/2006	670,000	705,403
	Morgan Stanley, Bond, 5.800%, 4/1/2007	500,000	531,650
[2]	Morgan Stanley, Sub. Note, 4.750%, 4/1/2014	2,000,000	1,966,560

	TOTAL CAPITAL MARKETS		$5,444,748

	COMMERCIAL BANKS -- 2.2%
	National City Corp., Sub. Note, 6.875%, 5/15/2019	1,000,000	1,184,060
	SunTrust Banks, Inc., Sub. Note, 7.375%, 7/1/2006	1,000,000	1,081,340
	Wachovia Corp., Sub. Note, 7.500%, 7/15/2006	3,000,000	3,230,700

	TOTAL COMMERCIAL BANKS		$5,496,100

	CONSUMER FINANCE -- 5.1%
	Capital One Bank, Note, 5.000%, 6/15/2009	2,000,000	2,085,040
	Countrywide Home Loans, Inc., Company Guarantee, (Series MTNM), 1.920%, 8/25/2006	2,000,000	1,999,740
[2]	Countrywide Home Loans, Inc., Note, (Series K), 3.500%, 12/19/2005	1,000,000	1,010,750
	Ford Motor Credit Co., Note, 6.500%, 1/25/2007	2,000,000	2,103,980
[2]	Ford Motor Credit Co., 7.000%, 10/1/2013	900,000	954,621
	Household Finance Corp., Note, 6.375%, 10/15/2011	1,000,000	1,119,770
	Household Finance Corp., Note, 6.500%, 1/24/2006	1,295,000	1,355,606
	Household Finance Corp., 8.250%, 2/15/2005	1,000,000	1,016,450
	MBNA Corp., Note, 4.625%, 9/15/2008	1,400,000	1,435,980

	TOTAL CONSUMER FINANCE		$13,081,937

	DIVERSIFIED FINANCIAL SERVICES -- 4.0%
	Citigroup, Inc., 5.750%, 5/10/2006	2,000,000	2,090,280
	Commercial Credit Co., Unsecd. Note, 7.750%, 3/1/2005	1,285,000	1,307,757
	J.P. Morgan Chase & Co., Note, 7.600%, 5/1/2007	1,400,000	1,557,430
	J.P. Morgan Chase & Co., Unsecd. Note, 2.880%, 9/30/2034	$2,000,000	$2,029,020
[2]	National Rural Utilities Cooperative Finance Corp., Collateral Trust, 6.000%, 5/15/2006	1,000,000	1,047,420
	National Rural Utilities Cooperative Finance Corp., Collateral Trust, 7.300%, 9/15/2006	1,000,000	1,075,680
[2]	National Rural Utilities Cooperative Finance Corp., Note, (Series MTNC), 6.500%, 3/1/2007	1,000,000	1,074,460

	TOTAL DIVERSIFIED FINANCIAL SERVICES		$10,182,047

	DIVERSIFIED MANUFACTURING -- 0.5%
	Tyco International Group SA, Company Guarantee, 6.000%, 11/15/2013	1,250,000	1,367,963
	ELECTRIC UTILITIES -- 2.0%
	CenterPoint Energy, Inc., Sr. Note, (Series B), 6.850%, 6/1/2015	1,250,000	1,381,125
	Columbus Southern Power, Note, 6.510%, 2/1/2008	1,250,000	1,371,288
	Niagara Mohawk Power Corp., 1st Mtg. Bond, 7.750%, 5/15/2006	1,000,000	1,070,990
	PP&L Capital Funding, Inc., Sr. Note, (Series MTN), 7.750%, 4/15/2005	1,000,000	1,022,570
[2]	Xcel Energy, Inc., Sr. Note, 3.400%, 7/1/2008	400,000	395,980

	TOTAL ELECTRIC UTILITIES		$5,241,953

	ENERGY EQUIPMENT & SERVICES -- 0.8%
	Anderson Exploration Ltd., 6.750%,3/15/2011	1,000,000	1,127,610
	National-Oilwell, Inc., Note, 5.650%, 11/15/2012	1,000,000	1,038,910

	TOTAL ENERGY EQUIPMENT & SERVICES		$2,166,520

	ENERGY REFINER -- 0.6%
	Premcor Refining Group, Sr. Sub. Note, 7.750%, 2/1/2012	1,275,000	1,421,625
	FOOD & STAPLES RETAILING -- 0.3%
[2]	Wal-Mart Stores, Inc., Note, 4.550%, 5/1/2013	750,000	762,375
	FOOD PRODUCTS -- 0.9%
	ConAgra, Inc., Sr. Note, 9.875%, 11/15/2005	1,140,000	1,222,832
	Kraft Foods, Inc., Note, 6.250%, 6/1/2012	1,000,000	1,102,730

	TOTAL FOOD PRODUCTS		$2,325,562

	GAS UTILITIES -- 1.5%
	Consolidated Natural Gas Co., Deb., 7.375%, 4/1/2005	1,000,000	1,020,640
	Consolidated Natural Gas Co., Sr. Note, (Series B), 5.375%, 11/1/2006	730,000	761,638
	K N Energy, Inc., Sr. Note, 6.650%, 3/1/2005	2,000,000	2,026,360

	TOTAL GAS UTILITIES		$3,808,638

	HOTELS, RESTAURANTS & LEISURE -- 0.6%
	Yum! Brands, Inc., Sr. Note, 7.700%, 7/1/2012	$1,300,000	$1,552,239
	HOUSEHOLD DURABLES -- 0.2%
	Pulte Corp., Company Guarantee, 7.300%, 10/24/2005	500,000	518,255
	IT SERVICES -- 0.5%
	Iron Mountain, Inc., Company Guarantee, 6.625%, 1/1/2016	1,250,000	1,250,000
	MACHINERY -- 0.4%
	Ingersoll-Rand Co., Note, 6.510%, 12/1/2004	1,000,000	1,003,220
	OIL & GAS -- 3.5%
	Anadarko Petroleum Corp., Note, 6.500%, 5/15/2005	620,000	633,144
	BP PLC, Deb., 10.875%, 7/15/2005	962,000	1,018,392
	Chesapeake Energy Corp., Sr. Note, 6.875%, 1/15/2016	1,200,000	1,291,500
[2]	ChevronTexaco Corp., Note, 3.500%, 9/17/2007	990,000	1,002,434
	Kaneb Pipeline Partners LP, Sr. Note, 5.875%, 6/1/2013	1,250,000	1,302,863
[2]	Oryx Energy Co., Sr. Note, 8.125%, 10/15/2005	580,000	610,821
	Valero Energy Corp., 6.875%, 4/15/2012	1,500,000	1,714,485
[2]	XTO Energy, Inc., Note, 4.900%, 2/1/2014	1,350,000	1,358,465

	TOTAL OIL & GAS		$8,932,104

	REAL ESTATE -- 0.9%
	iStar Financial, Inc., Sr. Note, (Series B), 4.875%, 1/15/2009	1,300,000	1,328,431
	iStar Financial, Inc., Sr. Note, (Series B), 5.700%, 3/1/2014	1,000,000	1,026,530

	TOTAL REAL ESTATE		$2,354,961

	SPECIALTY RETAIL -- 0.6%
	Gap (The), Inc., Note, 6.900%, 9/15/2007	1,500,000	1,635,000
	TELECOMMUNICATIONS -- 0.6%
	New York Telephone Co., Deb., 6.500%, 3/1/2005	1,500,000	1,519,290
	THRIFTS & MORTGAGE FINANCE -- 1.0%
	Washington Mutual Bank FA, 7.500%, 8/15/2006	1,000,000	1,079,460
	Washington Mutual Finance Corp., Sr. Note, 8.250%, 6/15/2005	1,500,000	1,553,475

	TOTAL THRIFTS & MORTGAGE FINANCE		$2,632,935

	UTILITIES -- 0.4%
	Pacific Gas & Electric Co., 6.050%, 3/1/2034	1,000,000	1,032,690
	WIRELESS TELECOMMUNICATION SERVICES -- 1.1%
	NEXTEL Communications, Inc., Sr. Note, 6.875%, 10/31/2013	$1,275,000	$1,394,531
	Nextel Partners, Inc., Sr. Note, 8.125%, 7/1/2011	1,275,000	1,408,875

	TOTAL WIRELESS TELECOMMUNICATION SERVICES		$2,803,406

TOTAL CORPORATE BONDS (IDENTIFIED COST $89,006,410)			$91,252,449

GOVERNMENT AGENCIES -- 7.5%
	FEDERAL HOME LOAN MORTGAGE CORPORATION -- 2.2%
	4.000%, 9/15/2019	2,716,116	2,742,951
	Note, 3.250%, 3/14/2008	1,500,000	1,484,520
	Note, (Series MTN), 2.850%, 6/3/2008	1,500,000	1,480,380

	TOTAL FEDERAL HOME LOAN MORTGAGE CORPORATION		$5,707,851

	FEDERAL NATIONAL MORTGAGE ASSOCIATION -- 3.9%
	5.350%, 3/18/2009	2,000,000	2,021,680
[2]	Note, 2.375%, 2/15/2007	3,000,000	2,969,580
	Note, 4.900%, 6/13/2007	2,000,000	2,027,600
	Note, 6.000%, 5/15/2008	1,190,000	1,298,980
	Sub. Note, 5.500%, 5/2/2006	1,500,000	1,560,960

	TOTAL FEDERAL NATIONAL MORTGAGE ASSOCIATION		$9,878,800

	PRIVATE EXPORT FUNDING CORPORATION -- 0.6%
	Note, (Series UU), 7.950%, 11/1/2006	1,495,000	1,502,415
	TENNESSEE VALLEY AUTHORITY -- 0.8%
	Note, 2.150%, 2/17/2006	2,050,000	2,037,229

TOTAL GOVERNMENT AGENCIES (IDENTIFIED COST $19,311,434)			$19,126,295

MORTGAGE BACKED SECURITIES -- 19.4%
	FEDERAL HOME LOAN MORTGAGE CORPORATION -- 3.3%
	4.000%, 9/15/2010	1,664,797	1,678,381
	Pool G11311, 5.000%, 10/1/2017	1,630,054	1,667,236
	Pool E92817, 5.000%, 12/1/2017	1,614,698	1,648,510
	Pool E76204, 5.500%, 4/1/2014	8,636	8,990
	Pool E83022, 6.000%, 4/1/2016	355,046	373,906
	Pool A18401, 6.000%, 2/1/2034	433,147	448,848
	Pool G10399, 6.500%, 7/1/2009	466,632	491,420
	Pool C90504, 6.500%, 12/1/2021	633,911	670,557
	Pool C90293, 7.500%, 9/1/2019	1,236,469	1,333,062

	TOTAL FEDERAL HOME LOAN MORTGAGE CORPORATION		$8,320,910

	FEDERAL NATIONAL MORTGAGE ASSOCIATION -- 14.9%
[6]	TBA, 5.000%, 11/1/2018	$4,300,000	$4,391,375
[6]	TBA, 5.000%, 11/1/2034	10,000,000	9,968,800
[6]	TBA, 5.500%, 11/1/2033	10,000,000	10,190,600
[6]	TBA, 6.500%, 11/1/2032	8,000,000	8,415,040
	Pool 254227, 5.000%, 2/1/2009	672,504	689,317
	Pool 254400, 5.500%, 7/1/2009	734,753	755,415
	Pool 619054, 5.500%, 2/1/2017	1,202,519	1,250,620
	Pool 303831, 6.000%, 4/1/2011	344,019	363,370
	Pool 196701, 6.500%, 5/1/2008	120,241	126,741
	Pool 50905, 6.500%, 10/1/2008	276,013	290,934
	Pool 424286, 6.500%, 6/1/2013	127,583	135,716
	Pool 561915, 6.500%, 11/1/2030	34,580	36,428
	Pool 313224, 7.000%, 12/1/2011	339,438	361,396
	Pool 254240, 7.000%, 3/1/2032	917,536	974,019
	Pool 526062, 7.500%, 12/1/2029	224,429	240,419

	TOTAL FEDERAL NATIONAL MORTGAGE ASSOCIATION		$38,190,190

	GOVERNMENT NATIONAL MORTGAGE ASSOCIATION -- 1.2%
	Pool 780825, 6.500%, 7/15/2028	975,844	1,036,834
	Pool 2701, 6.500%, 1/20/2029	922,924	976,859
	Pool 2616, 7.000%, 7/20/2028	547,610	583,374
	Pool 426727, 7.000%, 2/15/2029	78,921	84,322
	Pool 781231, 7.000%, 12/15/2030	466,394	499,186

	TOTAL GOVERNMENT NATIONAL MORTGAGE ASSOCIATION		$3,180,575

TOTAL MORTGAGE BACKED SECURITIES (IDENTIFIED COST $48,621,412)			$49,691,675

5NOTES -- VARIABLE -- 0.5%
	CIT Group, Inc., 1.870%, 12/1/2004	500,000	499,905
	Liberty Media Corp., 3.380%, 12/15/2004	875,000	887,058

TOTAL NOTES -- VARIABLE (IDENTIFIED COST $1,389,508)			$1,386,963

U.S. TREASURY -- 37.2%
	U.S. TREASURY BONDS -- 3.3%
[2]	5.375%, 2/15/2031	4,290,000	4,662,029
	5.500%, 8/15/2028	2,000,000	2,180,000
[2]	10.625%, 8/15/2015	1,000,000	1,561,560

	TOTAL U.S. TREASURY BONDS		$8,403,589

	U.S. TREASURY NOTES -- 33.9%
[2]	2.000%, 5/15/2006	1,400,000	1,391,684
[2]	2.750%, 8/15/2007	1,600,000	1,599,248
[2]	3.000%, 2/15/2009	2,000,000	1,988,120
	3.125%, 5/15/2007	3,500,000	3,536,645
[2]	3.125%, 4/15/2009	$1,100,000	$1,097,250
	3.375%, 9/15/2009	1,250,000	1,255,275
	3.375%, 10/15/2009	13,000,000	13,052,780
	3.625%, 7/15/2009	3,000,000	3,047,820
[2]	4.000%, 6/15/2009	10,000,000	10,325,000
[2]	4.000%, 2/15/2014	7,925,000	7,928,725
[2]	4.250%, 11/15/2013	2,000,000	2,041,560
	4.250%, 8/15/2014	10,210,000	10,390,309
	4.750%, 11/15/2008	80,000	85,075
[2]	4.750%, 5/15/2014	10,500,000	11,105,430
[2]	5.625%, 2/15/2006	750,000	781,995
	6.125%, 8/15/2007	320,000	348,598
[2]	6.500%, 10/15/2006	1,500,000	1,612,500
[2]	6.500%, 2/15/2010	1,965,000	2,260,359
[2]	6.625%, 5/15/2007	175,000	191,762
[2]	U.S. Treasury Inflation Protected Note, (Series A-2011), 3.500% 1/15/2011	2,177,560	2,492,283
	U.S. Treasury Inflation Protected Note, (Series A-2012), 3.375% 1/15/2012	1,063,999	1,219,108
	U.S. Treasury Inflation Protected Note, (Series C-2012), 3.000% 7/15/2012	611,280	684,633
	U.S. Treasury Inflation Protected Note, (Series A-2014), 2.000%, 01/15/2014	8,204,480	8,507,061

	TOTAL U.S. TREASURY NOTES		$86,943,220

TOTAL U.S. TREASURY (IDENTIFIED COST $93,229,781)			$95,346,809

Description	Shares or Principal Amount	Value
MUTUAL FUNDS -- 19.2%
SSGA Money Market Fund	49	$49
SSGA Money Market Fund (held as collateral for securities lending)	49,325,534	49,325,534

TOTAL MUTUAL FUNDS (AT NET ASSET VALUE)		$49,325,583

REPURCHASE AGREEMENT -- 5.7%
Repurchase agreement with Credit Suisse First Boston Corp., 1.86% dated 10/29/2004 to be repurchased at $14,609,160 on 11/1/2004, collateralized by a U.S. Government Agency Obligation and a U.S. Treasury Obligation with various maturities to 4/28/2005, collateral market value $14,611,191 (AT AMORTIZED COST)	$14,606,896	$14,606,896

TOTAL INVESTMENTS -- 133.9% (IDENTIFIED COST $338,030,494)		$343,401,212

OTHER ASSETS AND LIABILITIES -- NET -- (33.9)%		$(86,909,169)

TOTAL NET ASSETS -- 100%		$256,492,043

See Notes to Portfolios of Investments

PORTFOLIO OF INVESTMENTS SUMMARY TABLES

MTB Income Fund
At October 31, 2004, the fund's portfolio composition was as follows:

Percentage of Total Investments [1]
Corporate Bonds	32.7%
Mortgage Backed Securities	22.8%
U.S. Treasuries	14.2%
Collateralized Mortgage Obligations	10.4%
Asset-Backed Securities	3.0%
Notes--Variable	2.6%
Repurchase Agreements	2.0%
Government Agencies	1.9%
Cash Equivalents [2]	10.4%

TOTAL	100%

At October 31, 2004, the fund's credit quality ratings composition 3 was as follows:

S&P Long-Term Ratings as Percentage of Total Investments[1]		Moody's Long-Term Ratings as Percentage of Total Investments[1]
AAA	29.9%	Aaa	29.9%
AA	0.2%	Aa	1.3%
A	13.5%	A	15.2%
BBB	11.6%	Baa	7.5%
BB	3.0%	Ba	4.1%
B	1.6%	B	1.1%
Government [4]	15.4%	Caa	0.5%
Not Rated by S&P 5	24.1%	Government [4]	15.4%
		Not Rated by Moody's5	24.3%

TOTAL	100%	TOTAL	100%

(1) Percentages are based on total investments, which may differ from the Fund's total net assets used in computing the percentages in the Portfolio of Investments which follows.

(2) Cash Equivalents includes investments in money market mutual funds and any investments in overnight repurchase agreements.

(3) These tables depict the long-term credit quality ratings assigned to the fund's portfolio holdings by Standard & Poor's and Moody's Investors Service, each of which is a Nationally Recognized Statistical Ratings Organization (NRSRO). These credit-quality ratings are shown without regard to gradations within a given rating category. For example, securities rated "A-" have been included in the "A" rated category. Holdings that are rated only by a different NRSRO than the one identified have been included in the "Not rated by..." category. Rated securities that have been pre-refunded, but not rated again by the NRSRO, also have been included in the "Not rated by..." category. Rated securities include a security with an obligor and/or credit enhancer that has received a rating from an NRSRO with respect to a class of debt obligations that is comparable in priority and security with the security held by the fund. Credit quality ratings are an assessment of the risk that a security will default in payment and do not address other risks presented by the security. Please see the description of credit quality ratings in the fund's Statement of Additional Information.

Each table depicts the long-term credit quality ratings as assigned only by the NRSRO identified in the table.

(4) Consists of U.S. Treasuries and Government Agencies, which are generally of a high credit quality, but are not rated by an NRSRO.

(5) Consists of non-government securities and cash equivalents.

PORTFOLIO OF INVESTMENTS

Description		Principal Amount	Value
ASSET-BACKED SECURITIES -- 3.8%
	L.A. Arena Funding LLC, Class A, 7.656%, 12/15/2026	$1,880,984	$2,020,290
	William Street Funding Corp., Class A, 1.62%, 4/23/2006	5,000,000	5,009,751

TOTAL ASSET-BACKED SECURITIES (IDENTIFIED COST $6,880,984)			$7,030,041

COLLATERALIZED MORTGAGE OBLIGATIONS -- 13.4%
	FEDERAL HOME LOAN MORTGAGE CORPORATION -- 8.5%
	(Series 2631), Class LA, 4.00%, 6/15/2011	$4,562,139	$4,610,178
	(Series 2707), Class PW, 4.00%, 7/15/2014	1,963,880	1,988,252
	(Series 2672), Class GM, 4.00%, 3/15/2017	1,933,449	1,950,580
	(Series 2672), Class NU, 5.00%, 8/15/2008	$721,724	$729,778
	(Series 1614), Class J, 6.25%, 11/15/2022	511,299	516,469
	(Series 2292), Class QT, 6.50%, 5/15/2030	3,761,915	3,868,415
	(Series 1920), Class H, 7.00%, 1/15/2012	1,785,770	1,897,076

	TOTAL FEDERAL HOME LOAN MORTGAGE CORPORATION		$15,560,748

	FEDERAL NATIONAL MORTGAGE ASSOCIATION -- 0.0%
	(Series 1998-23), Class C, 9.75%, 9/25/2018	43,434	47,294
	WHOLE LOAN -- 4.9%
	Bank of America Mortgage Securities 2003-2, Class 2A1, 3.604%, 2/25/2034	2,656,320	2,615,837
	Harborview Marketing Loan Trust, Class 73, 2.168%, 6/19/2034	1,432,024	1,429,260
	Morgan Stanley Mortgage Loan Trust (Series 2004-1) Class 1A8, Class 1A8, 4.75%, 11/25/2018	1,995,693	2,033,572
	Washington Mutual Pass Through Certificates 2003 AR12, Class A3, 3.356%, 12/22/2005	2,938,000	2,936,472

	TOTAL WHOLE LOAN		$9,015,141

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $24,704,488)			$24,623,183

CORPORATE BONDS -- 42.3%
	AIR FREIGHT & LOGISTICS -- 0.8%
	FedEx Corp., Note, 2.286%, 4/1/2005	1,500,000	1,501,020
	AUTO COMPONENTS -- 0.6%
	Dana Corp., Sr. Note, 6.50%, 3/1/2009	1,125,000	1,186,875
	AUTOMOBILES -- 1.1%
	DaimlerChrysler North America Holding Corp., (Series MTND), 2.3425%, 9/10/2007	1,000,000	1,000,880
	General Motors Corp., Note, 8.375%, 7/15/2033	1,000,000	1,046,330

	TOTAL AUTOMOBILES		$2,047,210

	BANKS -- 4.4%
	BankBoston Capital Trust III, Company Guarantee, 2.63%, 6/15/2027	900,000	895,050
[2]	Mellon Capital I, Company Guarantee, (Series A), 7.72%, 12/1/2026	2,500,000	2,814,425
	PNC Funding Corp., 5.75%, 8/1/2006	2,500,000	2,623,650
	Suntrust Capital I, Company Guarantee, (Series A), 2.38125%, 5/15/2027	1,700,000	1,668,516

	TOTAL BANKS		$8,001,641

	CAPITAL MARKETS -- 4.2%
	Bank of New York Institutional Capital Trust, Company Guarantee, 7.78%, 12/1/2026	1,500,000	1,663,695
	Goldman Sachs Group, Inc., Note, 5.25%, 10/15/2013	1,000,000	1,031,910
	Goldman Sachs Group, Inc., Sub. Note, 6.345%, 2/15/2034	1,175,000	1,206,666
	Lehman Brothers Holdings, Inc., Note, 7.00%, 2/1/2008	$1,107,000	$1,226,611
	Lehman Brothers Holdings, Inc., Note, 8.25%, 6/15/2007	1,000,000	1,124,040
	Merrill Lynch & Co., Inc., Note, (Series MTNB), 3.70%, 4/21/2008	1,455,000	1,464,458

	TOTAL CAPITAL MARKETS		$7,717,380

	CONSUMER FINANCE -- 4.0%
	Countrywide Home Loans, Inc., Company Guarantee, (Series MTNM), 1.92%, 8/25/2006	1,000,000	999,870
[2]	Ford Motor Credit Co., 7.00%, 10/1/2013	1,000,000	1,060,690
	Ford Motor Credit Co., Note, 6.50%, 1/25/2007	2,000,000	2,103,980
[2]	General Motors Acceptance Corp., (Series MTN), 4.375%, 12/10/2007	2,000,000	1,994,320
	MBNA Capital I, Company Guarantee, (Series A), 8.278%, 12/1/2026	1,000,000	1,110,460

	TOTAL CONSUMER FINANCE		$7,269,320

	DIVERSIFIED FINANCIAL SERVICES -- 1.7%
	J.P. Morgan Chase & Co., Unsecd. Note, 2.88%, 9/30/2034	1,750,000	1,775,393
	National Rural Utilities Cooperative Finance Corp., Note, (Series MTNC), 6.50%, 3/1/2007	1,180,000	1,267,863

	TOTAL DIVERSIFIED FINANCIAL SERVICES		$3,043,256

	DIVERSIFIED MANUFACTURING -- 0.7%
	Tyco International Group SA, Company Guarantee, 6.00%, 11/15/2013	1,250,000	1,367,963
	ELECTRIC UTILITIES -- 1.5%
	CenterPoint Energy, Inc., Sr. Note, (Series B), 6.85%, 6/1/2015	1,250,000	1,381,125
	Xcel Energy, Inc., Sr. Note, 3.40%, 7/1/2008	1,300,000	1,286,935

	TOTAL ELECTRIC UTILITIES		$2,668,060

	ENERGY EQUIPMENT & SERVICES -- 1.8%
	Anderson Exploration Ltd., 6.75%, 3/15/2011	1,000,000	1,127,610
	National-Oilwell, Inc., Note, 5.65%, 11/15/2012	2,000,000	2,077,820

	TOTAL ENERGY EQUIPMENT & SERVICES		$3,205,430

	ENERGY REFINING -- 0.7%
	Premcor Refining Group, Sr. Sub. Note, 7.75%, 2/1/2012	1,125,000	1,254,375
	FOOD PRODUCTS -- 1.6%
	Archer-Daniels-Midland Co., 5.935%, 10/1/2032	1,000,000	1,056,110
	ConAgra, Inc., Sr. Note, 9.875%, 11/15/2005	1,000,000	1,072,660
	Kraft Foods, Inc., Note, 6.25%, 6/1/2012	750,000	827,048

	TOTAL FOOD PRODUCTS		$2,955,818

	FOREIGN BANKS -- 0.1%
	Deutsche Ausgleichsbank, Bond, 7.00%, 6/23/2005	$250,000	$257,582
	GAS UTILITIES -- 1.5%
	K N Energy, Inc., Sr. Note, 6.65%, 3/1/2005	2,750,000	2,786,245
	HOTELS, RESTAURANTS & LEISURE -- 0.7%
	Yum! Brands, Inc., Sr. Note, 7.70%, 7/1/2012	1,000,000	1,194,030
	HOUSEHOLD DURABLES -- 1.1%
	Pulte Corp., Company Guarantee, 7.30%, 10/24/2005	2,000,000	2,073,020
	HOUSEHOLD PRODUCTS -- 0.3%
[2]	Procter & Gamble Co., Bond, 5.50%, 2/1/2034	500,000	511,220
	IT SERVICES -- 0.7%
	Iron Mountain, Inc., Company Guarantee, 6.625%, 1/1/2016	1,250,000	1,250,000
	INDUSTRIAL CONGLOMERATES -- 0.4%
	Tyco International Group, Sr. Note, 6.375%, 6/15/2005	750,000	766,658
	INSURANCE -- 0.7%
[3,4]	Asif Global Financing, (Series 144A), 4.90%, 1/17/2013	1,175,000	1,202,413
	MEDIA -- 0.7%
	Clear Channel Communications, Inc., 6.00%, 11/1/2006	1,250,000	1,312,475
	OIL & GAS -- 5.0%
	Anadarko Petroleum Corp., Sr. Deb., 7.20%, 3/15/2029	2,000,000	2,336,800
	Chesapeake Energy Corp., Sr. Note, 6.875%, 1/15/2016	1,200,000	1,291,500
	Conoco, Inc., 7.25%, 10/15/2031	1,290,000	1,571,813
	Kaneb Pipeline Partners LP, Sr. Note, 5.875%, 6/1/2013	1,250,000	1,302,863
	Valero Energy Corp., 6.875%, 4/15/2012	1,500,000	1,714,485
	XTO Energy, Inc., Note, 4.90%, 2/1/2014	1,000,000	1,006,270

	TOTAL OIL & GAS		$9,223,731

	PAPER & FOREST PRODUCTS -- 0.5%
	Westvaco Corp., 6.85%, 11/15/2004	1,000,000	1,001,620
	REAL ESTATE -- 1.6%
	Boston Properties, Inc., Sr. Note, 5.00%, 6/1/2015	650,000	636,668
	iStar Financial, Inc., Sr. Note, (Series B), 4.875%, 1/15/2009	1,300,000	1,328,431
	iStar Financial, Inc., Sr. Note, (Series B), 5.70%, 3/1/2014	1,000,000	1,026,530

	TOTAL REAL ESTATE		$2,991,629

	SPECIALTY RETAIL -- 0.6%
	Gap (The), Inc., Note, 6.90%, 9/15/2007	$1,000,000	$1,090,000
	TELECOMMUNICATION SERVICES -- 2.8%
	New York Telephone Co., Deb., 6.50%, 3/1/2005	1,725,000	1,747,183
[2]	Verizon Global Funding, Note, 4.375%, 6/1/2013	1,500,000	1,471,545
[3,4]	Verizon Wireless, Inc., 1.81%, 5/23/2005	1,865,000	1,864,702

	TOTAL TELECOMMUNICATION SERVICES		$5,083,430

	THRIFTS & MORTGAGE FINANCE -- 0.5%
	Washington Mutual Bank FA, Note, 4.00%, 1/15/2009	1,000,000	1,005,620
	UTILITIES -- 0.6%
	Pacific Gas & Electric Co., 6.05%, 3/1/2034	1,000,000	1,032,690
	WIRELESS TELECOMMUNICATION SERVICES -- 1.4%
	NEXTEL Communications, Inc., Sr. Note, 6.875%, 10/31/2013	1,125,000	1,230,469
	Nextel Partners, Inc., Sr. Note, 8.125%, 7/1/2011	1,125,000	1,243,125

	TOTAL WIRELESS TELECOMMUNICATION SERVICES		$2,473,594

TOTAL CORPORATE BONDS (IDENTIFIED COST $75,670,108)			$77,474,305

GOVERNMENT AGENCIES -- 2.5%
	DIVERSIFIED FINANCIAL SERVICES -- 1.1%
	Student Loan Marketing Association, Sr. Note, (Series MTN1), 2.32%, 7/25/2007	2,000,000	2,004,460
	FEDERAL HOME LOAN MORTGAGE CORPORATION -- 1.4%
	Note, (Series MTN), 2.85%, 6/3/2008	2,000,000	1,973,840
	Sub. Note, 5.875%, 3/21/2011	500,000	545,780

	TOTAL FEDERAL HOME LOAN MORTGAGE CORPORATION		$2,519,620

TOTAL GOVERNMENT AGENCIES (IDENTIFIED COST $4,490,538)			$4,524,080

MORTGAGE BACKED SECURITIES -- 29.4%
	FEDERAL HOME LOAN MORTGAGE CORPORATION -- 9.3%
[6]	TBA, 5.00%, 11/1/2018	3,000,000	3,061,860
[6]	TBA, 5.00%, 11/1/2034	6,000,000	5,983,140
[6]	TBA, 5.50%, 11/1/2018	1,000,000	1,035,310
	Pool M80835, 3.50%, 7/1/2010	3,030,347	3,017,074
	Pool M80843, 3.50%, 9/1/2010	3,154,111	3,140,296
	Pool A13990, 4.50%, 10/1/2033	477,925	465,527
	Pool C79603, 6.00%, 2/1/2033	183,752	190,413
	Pool C00478, 8.50%, 9/1/2026	$105,207	$114,708
	Pool 170027, 14.75%, 3/1/2010	4,554	5,031

	TOTAL FEDERAL HOME LOAN MORTGAGE CORPORATION		$17,013,359

	FEDERAL NATIONAL MORTGAGE ASSOCIATION -- 18.9%
[6]	TBA, 5.00%, 11/1/2018	9,075,000	9,267,844
[6]	TBA, 5.00%, 11/1/2034	1,000,000	996,880
[6]	TBA, 5.50%, 11/1/2033	10,000,000	10,190,600
	Pool 357539, 5.50%, 5/1/2034	2,615,962	2,667,470
	Pool 686398, 6.00%, 3/1/2033	3,676,437	3,814,304
	Pool 688987, 6.00%, 5/1/2033	1,688,206	1,751,514
	Pool 638023, 6.50%, 4/1/2032	858,077	903,392
	Pool 642345, 6.50%, 5/1/2032	728,139	766,592
	Pool 651292, 6.50%, 7/1/2032	1,719,119	1,808,840
	Pool 653729, 6.50%, 8/1/2032	2,045,664	2,152,427
	Pool 329794, 7.00%, 2/1/2026	269,652	287,433
	Pool 487065, 7.00%, 3/1/2029	101,105	107,929

	TOTAL FEDERAL NATIONAL MORTGAGE ASSOCIATION		$34,715,225

	GOVERNMENT NATIONAL MORTGAGE ASSOCIATION -- 1.2%
	Pool 354765, 7.00%, 2/15/2024	485,441	520,636
	Pool 354827, 7.00%, 5/15/2024	321,024	344,298
	Pool 385623, 7.00%, 5/15/2024	296,135	317,604
	Pool 2077, 7.00%, 9/20/2025	130,495	139,343
	Pool 373335, 7.50%, 5/15/2022	58,168	63,076
	Pool 354677, 7.50%, 10/15/2023	265,828	287,676
	Pool 354713, 7.50%, 12/15/2023	119,231	129,030
	Pool 360869, 7.50%, 5/15/2024	160,525	173,567
	Pool 361843, 7.50%, 10/15/2024	258,059	279,027

	TOTAL GOVERNMENT NATIONAL MORTGAGE ASSOCIATION		$2,254,257

TOTAL MORTGAGE BACKED SECURITIES (IDENTIFIED COST $53,212,437)			$53,982,841

5NOTES -- VARIABLE -- 3.4%
	DIVERSIFIED FINANCIAL SERVICES -- 1.7%
	CIT Group, Inc., 1.940%, 11/18/2004	3,000,000	3,001,380
	CONSUMER FINANCE -- 1.1%
[3,4]	American Honda Finance Corp., 2.201%, 1/6/2005	2,000,000	2,001,260

Description		Principal Amount or Shares	Value
	MEDIA -- 0.6%
	Liberty Media Corp., 3.380%, 12/15/2004	$1,100,000	$1,115,158

TOTAL NOTES -- VARIABLE (IDENTIFIED COST $6,112,374)			$6,117,798

U.S. TREASURY -- 18.3%
	U.S. TREASURY BOND -- 2.0%
[2]	5.375%, 2/15/2031	3,395,000	3,689,414
	U.S. TREASURY NOTES -- 16.3%
[2]	2.625%, 5/15/2008	600,000	593,532
[2]	3.125%, 4/15/2009	2,650,000	2,643,375
[2]	3.375%, 11/15/2008	1,150,000	1,162,397
[2]	3.375%, 9/15/2009	1,250,000	1,255,275
[2]	3.50%, 11/15/2006	470,000	478,667
[2]	4.25%, 8/15/2014	7,250,000	7,378,035
[2]	4.75%, 5/15/2014	5,100,000	5,394,066
	U.S. Treasury Inflation Protected Note, (Series A-2012) 3.375%, 1/15/2012	7,470,400	8,559,435
[2]	U.S. Treasury Inflation Protected Note, (Series C-2012) 3.00%, 7/15/2012	2,107,860	2,360,803

	TOTAL U.S. TREASURY NOTES		$29,825,585

TOTAL U.S. TREASURY (IDENTIFIED COST $31,798,528)			$33,514,999

MUTUAL FUNDS -- 13.4%
	SSGA Money Market Fund	115	115
	SSGA Money Market Fund (held as collateral for securities lending)	24,574,488	24,574,488

TOTAL MUTUAL FUNDS (AT NET ASSET VALUE)			$24,574,603

REPURCHASE AGREEMENT -- 2.6%
	Repurchase agreement with Credit Suisse First Boston Corp., 1.86%, dated 10/29/2004 to be repurchased at $4,788,725 on 11/1/2004, collateralized by a U.S. Government Agency Obligation with maturity of 1/5/2005, collateral market value $4,886,361(AT AMORTIZED COST)	4,787,983	$4,787,983

TOTAL INVESTMENTS -- 129.1% (IDENTIFIED COST $232,232,043)			$236,629,833

OTHER ASSETS AND LIABILITIES -- NET -- (29.1)%			$(53,313,369)

TOTAL NET ASSETS -- 100%			$183,316,464

See Notes to Portfolios of Investments

PORTFOLIO OF INVESTMENTS SUMMARY TABLE

MTB Managed Allocation Fund -- Conservative Growth
At October 31, 2004, the fund's portfolio composition was as follows:

Percentage of Total Investments[1]
MTB Short Duration Government Bond Fund	27.1%
MTB Short-Term Corporate Bond Fund	15.1%
MTB U.S. Government Bond Fund	14.1%
MTB Intermediate-Term Bond Fund	10.1%
MTB Prime Money Market Fund	8.7%
MTB Large Cap Stock Fund	8.0%
MTB Large Cap Value Fund	7.9%
MTB Small Cap Stock Fund	4.9%
MTB International Equity Fund	4.1%

TOTAL	100%

(1) Percentages are based on total investments, which may differ from the Fund's total net assets used in computing the percentages in the Portfolio of Investments which follows.

PORTFOLIO OF INVESTMENTS

Description	Shares	Value
8MUTUAL FUNDS -- 99.9%
EQUITY FUNDS -- 24.9%
MTB International Equity Fund, Class A Shares	38,515	$399,785
MTB Large Cap Stock Fund, Class A Shares	87,473	781,130
MTB Large Cap Value Fund, Class A Shares	72,261	773,195
MTB Small Cap Stock Fund, Class A Shares	51,725	477,939

TOTAL EQUITY FUNDS		$2,432,049

FIXED INCOME FUNDS -- 66.3%
MTB Intermediate-Term Bond Fund, Class A Shares	96,674	982,212
MTB Short Duration Government Bond Fund, Institutional I Shares	273,193	2,641,776
MTB Short-Term Corporate Bond Fund, Institutional I Shares	148,541	1,469,074
MTB U.S. Government Bond Fund, Class A Shares	143,139	1,375,565

TOTAL FIXED INCOME FUNDS		$6,468,627

MONEY MARKET FUND -- 8.7%
MTB Prime Money Market Fund, Institutional Shares	844,637	$844,637

TOTAL INVESTMENTS -- 99.9% (IDENTIFIED COST $9,496,480)		$9,745,313

OTHER ASSETS AND LIABILITIES -- NET -- 0.1%		$10,815

TOTAL NET ASSETS -- 100%		$9,756,128

See Notes to Portfolios of Investments

PORTFOLIO OF INVESTMENTS SUMMARY TABLE

MTB Managed Allocation Fund -- Moderate Growth
At October 31, 2004, the fund's portfolio composition was as follows:

Percentage of Total Investments[1]
MTB Large Cap Stock Fund	18.9%
MTB Short Duration Government Bond Fund	10.7%
MTB Mid Cap Stock Fund	9.1%
MTB Large Cap Growth Fund	8.9%
MTB Large Cap Value Fund	8.9%
MTB International Equity Fund	8.1%
MTB Intermediate-Term Bond Fund	7.8%
MTB Short-Term Corporate Bond Fund	7.8%
MTB Prime Money Market Fund	7.0%
MTB U.S. Government Bond Fund	6.8%
MTB Small Cap Stock Fund	6.0%

TOTAL	100%

(1) Percentages are based on total investments, which may differ from the Fund's total net assets used in computing the percentages in the Portfolio of Investments which follows.

PORTFOLIO OF INVESTMENTS

Description	Shares	Value
8MUTUAL FUNDS -- 99.8%
EQUITY FUNDS -- 59.8%
MTB International Equity Fund, Class A Shares	363,264	$3,770,679
MTB Large Cap Growth Fund, Class A Shares	561,215	4,130,545
MTB Large Cap Stock Fund, Class A Shares	977,241	8,726,759
MTB Large Cap Value Fund, Class A Shares	382,901	4,097,044
MTB Mid Cap Stock Fund, Class A Shares	269,275	4,200,691
MTB Small Cap Stock Fund, Class A Shares	299,747	2,769,666

TOTAL EQUITY FUNDS		$27,695,384

FIXED INCOME FUNDS -- 33.0%
MTB Intermediate -Term Bond Fund, Class A Shares	354,985	3,606,646
MTB Short Duration Government Bond Fund, Institutional I Shares	511,818	4,949,279
MTB Short-Term Corporate Bond Fund, Institutional I Shares	364,330	3,603,222
MTB U.S. Government Bond Fund, Class A Shares	327,985	3,151,934

TOTAL FIXED INCOME FUNDS		$15,311,081

MONEY MARKET FUND -- 7.0%
MTB Prime Money Market Fund, Institutional Shares	3,234,809	$3,234,809

TOTAL INVESTMENTS -- 99.8% (IDENTIFIED COST $44,118,263)		$46,241,274

OTHER ASSETS AND LIABILITIES -- NET -- 0.2%		$80,787

TOTAL NET ASSETS -- 100%		$46,322,061

See Notes to Portfolios of Investments

PORTFOLIO OF INVESTMENTS SUMMARY TABLE

MTB Managed Allocation Fund -- Aggressive Growth
At October 31, 2004, the fund's portfolio composition was as follows:

Percentage of Total Investments[1]
MTB Large Cap Stock Fund	23.8%
MTB Large Cap Growth Fund	16.8%
MTB International Equity Fund	15.2%
MTB Large Cap Value Fund	12.8%
MTB Mid Cap Stock Fund	11.1%
MTB Small Cap Stock Fund	10.0%
MTB Short-Term Corporate Bond Fund	3.9%
MTB Prime Money Market Fund	3.5%
MTB U.S. Government Bond Fund	2.9%

TOTAL	100%

(1) Percentages are based on total investments, which may differ from the Fund's total net assets used in computing the percentages in the Portfolio of Investments which follows.

PORTFOLIO OF INVESTMENTS

Description	Shares	Value
8MUTUAL FUNDS -- 100.0%
EQUITY FUNDS -- 89.7%
MTB International Equity Fund, Class A Shares	298,942	$3,103,020
MTB Large Cap Growth Fund, Class A Shares	465,289	3,424,529
MTB Large Cap Stock Fund, Class A Shares	541,791	4,838,196
MTB Large Cap Value Fund, Class A Shares	242,761	2,597,544
MTB Mid Cap Stock Fund, Class A Shares	144,454	2,253,481
MTB Small Cap Stock Fund, Class A Shares	219,331	2,026,621

TOTAL EQUITY FUNDS		$18,243,391

FIXED INCOME FUNDS -- 6.8%
MTB Short -Term Corporate Bond Fund, Institutional I Shares	79,952	790,727
MTB U.S. Government Bond Fund, Class A Shares	61,697	592,910

TOTAL FIXED INCOME FUNDS		$1,383,637

MONEY MARKET FUND -- 3.5%
MTB Prime Money Market Fund, Institutional Shares	720,107	$720,107

TOTAL INVESTMENTS -- 100.0% (IDENTIFIED COST $19,348,501)		$20,347,135

OTHER ASSETS AND LIABILITIES -- NET -- 0.0%		$(9,240)

TOTAL NET ASSETS-100%		$20,337,895

See Notes to Portfolios of Investments

PORTFOLIO OF INVESTMENTS SUMMARY TABLES

MTB Balanced Fund
At October 31, 2004, the fund's portfolio composition was as follows:

Percentage of Total Investments [1]
Common Stock	64.9%
Corporate Bonds	9.6%
Mortgage Backed Securities	8.6%
U.S. Treasuries	4.6%
Government Agencies	4.5%
Collateralized Mortgage Obligations	0.7%
Notes--Variable	0.3%
Cash Equivalents [2]	6.8%

TOTAL	100%

At October 31, 2004, the fund's credit quality ratings composition 3 for its fixed income securities investments was as follows:

S&P Long-Term Ratings as Percentage of Total Fixed Income Investments [1]		Moody's Long-Term Ratings as Percentage of Total Fixed Income Investments [1]
AAA	26.4%	Aaa	26.4%
AA	6.9%	Aa	6.9%
A	13.7%	A	15.5%
BBB	9.1%	Baa	6.4%
BB	1.7%	Ba	2.2%
B	1.7%	B	1.1%
Government [4]	34.0%	Caa	0.6%
Not Rated by S&P 5	6.5%	Government [4]	34.0%
		Not Rated by Moody's 5	6.9%

TOTAL	100%	TOTAL	100%

At October 31, 2004, the fund's sector classification 6 for its equity holdings was as follows:

STOCKS	Percentage of Equity Holdings
Pharmaceuticals	12.2%
Software	9.3%
Computers & Peripherals	7.0%
Industrial Conglomerates	6.0%
Communications Equipment	6.0%
Semiconductor Equipment & Products	5.6%
Biotechnology	5.0%
Energy Equipment & Services	4.8%
Beverages	4.2%
Healthcare Equipment & Supplies	4.1%
Household Products	3.7%
Electronic Equipment & Instruments	3.5%
Food & Staples Retailing	3.2%
Media	2.9%
Capital Markets	2.5%
Aerospace & Defense	2.4%
Consumer Finance	2.0%
Specialty Retail	2.0%
Multiline Retail	2.0%
Healthcare Providers & Services	1.9%
Air Freight & Logistics	1.7%
Personal Products	1.7%
Auto Components	1.6%
Airlines	1.2%
Thrifts & Mortgages	1.0%
Metals & Mining	1.0%
Food Products	0.9%
Machinery	0.6%

TOTAL	100%

(1) Percentages are based on total investments, which may differ from the Fund's total net assets used in computing the percentages in the Portfolio of Investments which follows.

(2) Cash Equivalents includes investments in money market mutual funds and any investments in overnight repurchase agreements.

(3) These tables depict the long-term credit quality ratings assigned to the fund's portfolio holdings by Standard & Poor's and Moody's Investors Service, each of which is a Nationally Recognized Statistical Ratings Organization (NRSRO). These credit-quality ratings are shown without regard to gradations within a given rating category. For example, securities rated "A-" have been included in the "A" rated category. Holdings that are rated only by a different NRSRO than the one identified have been included in the "Not rated by..." category. Rated securities that have been pre-refunded, but not rated again by the NRSRO, also have been included in the "Not rated by..." category. Rated securities include a security with an obligor and/or credit enhancer that has received a rating from an NRSRO with respect to a class of debt obligations that is comparable in priority and security with the security held by the fund. Credit quality ratings are an assessment of the risk that a security will default in payment and do not address other risks presented by the security. Please see the description of credit quality ratings in the fund's Statement of Additional Information.

Each table depicts the long-term credit quality ratings as assigned only by the NRSRO identified in the table.

(4) Consists of U.S. Treasuries and Government Agencies, which are generally of a high credit quality, but are not rated by an NRSRO.

(5) Consists of non-government securities and cash equivalents.

(6) Sector classifications are based upon, and individual portfolio securities are assigned to the classifications of the Standard & Poor's Global Industry Classification Standard (SPGIC). Individual securities that are not included in the SPGIC are assigned an index classification by the Fund's advisor.

PORTFOLIO OF INVESTMENTS

Description		Shares	Value
COMMON STOCKS -- 69.3%
	AEROSPACE & DEFENSE -- 1.7%
	Northrop Grumman Corp.	20,000	$1,035,000
	United Technologies Corp.	15,000	1,392,300

	TOTAL AEROSPACE & DEFENSE		$2,427,300

	AIR FREIGHT & LOGISTICS -- 1.2%
	United Parcel Service, Inc.	22,000	1,741,960
	AIRLINES -- 0.8%
	Southwest Airlines Co.	75,000	1,182,750
	AUTO COMPONENTS -- 1.1%
	Lear Corp.	30,000	1,617,600
	BEVERAGES -- 3.0%
	Coca-Cola Co.	25,000	1,016,500
	PepsiCo, Inc.	65,000	3,222,700

	TOTAL BEVERAGES		$4,239,200

	BIOTECHNOLOGY -- 3.4%
[9]	Amgen, Inc.	45,000	$2,556,000
[9]	Biogen Idec, Inc.	15,000	872,400
[9]	Gilead Sciences, Inc.	45,000	1,558,350

	TOTAL BIOTECHNOLOGY		$4,986,750

	CAPITAL MARKETS -- 1.8%
	Morgan Stanley	50,000	2,554,500
	COMMUNICATIONS EQUIPMENT -- 4.2%
[9]	Cisco Systems, Inc.	190,000	$3,649,900
[9]	Corning, Inc.	210,000	2,404,500

	TOTAL COMMUNICATIONS EQUIPMENT		$6,054,400

	COMPUTERS & PERIPHERALS -- 4.8%
[9]	Dell, Inc.	55,000	1,928,300
[9]	EMC Corp. Mass	150,000	1,930,500
	IBM Corp.	35,000	3,141,250

	TOTAL COMPUTERS & PERIPHERALS		$7,000,050

	CONSUMER FINANCE -- 1.4%
	Capital One Financial Corp.	27,000	1,991,520
	ELECTRONIC EQUIPMENT & INSTRUMENTS -- 2.4%
[2,9]	Jabil Circuit, Inc.	100,000	2,431,000
[9]	Solectron Corp.	200,000	1,044,000

	TOTAL ELECTRONIC EQUIPMENT & INSTRUMENTS		$3,475,000

	ENERGY EQUIPMENT & SERVICES -- 3.3%
[9]	Nabors Industries Ltd.	50,000	2,456,000
[2,9]	Weatherford International Ltd.	45,000	2,351,700

	TOTAL ENERGY EQUIPMENT & SERVICES		$4,807,700

	FOOD & STAPLES RETAILING -- 2.2%
	Sysco Corp.	25,000	806,750
	Wal-Mart Stores, Inc.	45,000	2,426,400

	TOTAL FOOD & STAPLES RETAILING		$3,233,150

	FOOD PRODUCTS -- 0.6%
	General Mills, Inc.	20,000	885,000
	HEALTH CARE EQUIPMENT & SUPPLIES -- 2.8%
[9]	Boston Scientific Corp.	50,000	1,765,000
[2,9]	Edwards Lifesciences Corp.	30,000	1,025,400
	Medtronic, Inc.	25,000	1,277,750

	TOTAL HEALTH CARE EQUIPMENT & SUPPLIES		$4,068,150

	HEALTH CARE PROVIDERS & SERVICES -- 1.3%
[2]	Express Scripts, Inc., Class A	30,000	1,920,000
	HOUSEHOLD PRODUCTS -- 2.5%
	Colgate-Palmolive Co.	25,000	1,115,500
	Procter & Gamble Co.	50,000	2,559,000

	TOTAL HOUSEHOLD PRODUCTS		$3,674,500

	INDUSTRIAL CONGLOMERATES -- 4.2%
	3M Co.	12,000	930,840
	General Electric Co.	150,000	5,118,000

	TOTAL INDUSTRIAL CONGLOMERATES		$6,048,840

	MACHINERY -- 0.4%
	Caterpillar, Inc.	8,000	644,320

Description		Shares or Principal Amount	Value
	MEDIA -- 2.0%
[9]	Comcast Corp., Class A	55,000	$1,622,500
	Viacom, Inc., Class B	35,000	1,277,150

	TOTAL MEDIA		$2,899,650

	METALS & MINING -- 0.7%
	Alcoa, Inc.	30,000	975,000
	MULTILINE RETAIL -- 1.4%
	Target Corp.	40,000	2,000,800
	PERSONAL PRODUCTS -- 1.2%
	Gillette Co.	40,000	1,659,200
	PHARMACEUTICALS -- 8.4%
	Abbott Laboratories	30,000	1,278,900
[9]	Forest Laboratories, Inc., Class A	10,000	446,000
	Johnson & Johnson	35,000	2,043,300
	Lilly (Eli) & Co.	24,200	1,328,822
	Merck & Co., Inc.	20,000	626,200
	Pfizer, Inc.	150,000	4,342,500
	Wyeth	55,000	2,180,750

	TOTAL PHARMACEUTICALS		$12,246,472

	SEMICONDUCTOR EQUIPMENT & PRODUCTS -- 3.9%
[9]	Applied Materials, Inc.	75,000	1,207,500
	Intel Corp.	150,000	3,339,000
	Taiwan Semiconductor Manufacturing Co., ADR	140,000	1,059,799

	TOTAL SEMICONDUCTOR EQUIPMENT & PRODUCTS		$5,606,299

	SOFTWARE -- 6.5%
[9]	Electronic Arts, Inc.	20,000	898,400
	Microsoft Corp.	170,000	4,758,300
[9]	Synopsys, Inc.	40,000	649,600
[9]	Veritas Software Corp.	140,000	3,063,200

	TOTAL SOFTWARE		$9,369,500

	SPECIALTY RETAIL -- 1.4%
	Home Depot, Inc.	50,000	2,054,000
	THRIFTS & MORTGAGE FINANCE -- 0.7%
	Federal National Mortgage Association	15,000	1,052,250

TOTAL COMMON STOCKS (IDENTIFIED COST $95,497,938)			$100,415,861

ASSET-BACKED SECURITIES -- 0.0%
	Honda Auto Receivables Owner Trust 2002-1, Class A3, 3.500%, 10/17/2005 (IDENTIFIED COST $7,869)	$7,870	$7,875

Description	Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS -- 0.7%
FEDERAL HOME LOAN MORTGAGE CORPORATION -- 0.3%
(Series 2617), Class GW, 3.500%, 6/15/2016	$437,941	$438,664
(Series 2347), Class PC, 6.500%, 5/15/2030	34,836	34,934

TOTAL FEDERAL HOME LOAN MORTGAGE CORPORATION		$473,598

FEDERAL NATIONAL MORTGAGE ASSOCIATION -- 0.0%
(Series 1998-23), Class C, 9.750%, 9/25/2018	14,478	15,765
WHOLE LOAN -- 0.4%
Bank of America Mortgage Securities 2003-2, Class 2A1, 3.604%, 2/25/2034	535,086	526,931

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $1,037,347)		$1,016,294

CORPORATE BONDS -- 10.3%
AUTO COMPONENTS -- 0.2%
Dana Corp., Sr. Note, 6.500%, 3/1/2009	225,000	237,375
AUTOMOBILES -- 0.4%
DaimlerChrysler North America Holding Corp., (Series MTND), 2.342%, 9/10/2007	400,000	400,352
General Motors Corp., Note, 8.375%, 7/15/2033	225,000	235,424

TOTAL AUTOMOBILES		$635,776

BANKS -- 1.5%
Bank of New York Institutional Capital Trust, Company Guarantee, 7.780%, 12/1/2026	500,000	554,565
BankBoston Capital Trust III, Company Guarantee, 2.630%, 6/15/2027	170,000	169,065
Mellon Capital I, Company Guarantee, (Series A), 7.720%, 12/1/2026	600,000	675,462
Mellon Capital II, Company Guarantee, (Series B), 7.995%, 1/15/2027	500,000	576,275
Suntrust Capital III, Company Guarantee, 2.530%, 3/15/2028	152,000	148,825

TOTAL BANKS		$2,124,192

CAPITAL MARKETS -- 0.5%
Goldman Sachs Group, Inc., Sub. Note, 6.345%, 2/15/2034	225,000	231,064
Morgan Stanley Mortgage Loan Trust (Series 2004-1) Class 1A8, 4.750%, 11/25/2018	453,567	462,175

TOTAL CAPITAL MARKETS		$693,239

COMMERCIAL BANKS -- 0.7%
Bank of America Corp., 5.250%, 2/1/2007	1,000,000	1,049,030
CONSUMER FINANCE -- 0.9%
[2] Ford Motor Credit Co., 7.000%, 10/1/2013	200,000	212,138
Household Finance Corp., Note, 6.375%, 10/15/2011	1,000,000	1,119,770

TOTAL CONSUMER FINANCE		$1,331,908

Description	Principal Amount	Value
DIVERSIFIED FINANCIAL SERVICES -- 1.7%
Citicorp Capital I, Company Guarantee, 7.933%, 2/15/2027	$250,000	$283,267
[2] Citigroup, Inc., 6.500%, 1/18/2011	1,300,000	1,467,388
J.P. Morgan Chase & Co., Unsecd. Note, 2.880%, 9/30/2034	250,000	253,628
Newcourt Credit Group, Inc., Company Guarantee, 6.875%, 2/16/2005	500,000	506,610

TOTAL DIVERSIFIED FINANCIAL SERVICES		$2,510,893

ELECTRIC UTILITIES -- 0.3%
Alabama Power Co., Sr. Note, (Series S), 5.875%, 12/1/2022	400,000	417,588
ELECTRICAL EQUIPMENT -- 0.5%
Hydro Quebec, Deb., 8.050%, 7/7/2024	575,000	777,687
ENERGY REFINER -- 0.2%
Premcor Refining Group, Sr. Sub. Note, 7.750%, 2/1/2012	225,000	250,875
FOOD PRODUCTS -- 0.1%
Kraft Foods, Inc., Note, 6.250%, 6/1/2012	150,000	165,410
GAS UTILITIES -- 0.3%
K N Energy, Inc., Sr. Note, 6.650%, 3/1/2005	500,000	506,590
HOTELS RESTAURANTS & LEISURE -- 0.2%
Yum! Brands, Inc., Sr. Note, 7.700%, 7/1/2012	225,000	268,657
HOUSEHOLD DURABLES -- 0.4%
Pulte Corp., Company Guarantee, 7.300%, 10/24/2005	500,000	518,255
IT SERVICES -- 0.2%
Iron Mountain, Inc., Company Guarantee, 6.625%, 1/1/2016	250,000	250,000
MEDIA -- 0.6%
Clear Channel Communications, Inc., 6.000%, 11/1/2006	750,000	787,485
OIL & GAS -- 0.3%
Chesapeake Energy Corp., Sr. Note, 6.875%, 1/15/2016	225,000	242,156
XTO Energy, Inc., Note, 4.900%, 2/1/2014	250,000	251,568

TOTAL OIL & GAS		$493,724

ROAD & RAIL -- 0.8%
Union Pacific Corp., 7.375%, 9/15/2009	1,000,000	1,149,920
UTILITY -- 0.2%
Pacific Gas & Electric Co., 6.050%, 3/1/2034	250,000	258,173
WIRELESS TELECOMMUNICATION SERVICES -- 0.3%
NEXTEL Communications, Inc., Sr. Note, 6.875%, 10/31/2013	225,000	246,094
Nextel Partners, Inc., Sr. Note, 8.125%, 7/1/2011	225,000	248,625

TOTAL WIRELESS TELECOMMUNICATION SERVICES		$494,719

TOTAL CORPORATE BONDS (IDENTIFIED COST $13,800,561)		$14,921,496

GOVERNMENT AGENCIES -- 4.8%
FEDERAL HOME LOAN MORTGAGE CORPORATION -- 3.1%
4.000%, 9/15/2019	$1,502,917	$1,517,766
Note, (Series MTN), 2.200%, 12/30/2005	1,000,000	995,410
Sub. Note, 5.875%, 3/21/2011	1,775,000	1,937,519

TOTAL FEDERAL HOME LOAN MORTGAGE CORPORATION		$4,450,695

FEDERAL NATIONAL MORTGAGE ASSOCIATION -- 1.4%
[2] Note, 2.250%, 5/15/2006	500,000	497,740
Sub. Note, 5.250%, 8/1/2012	1,500,000	1,570,170

TOTAL FEDERAL NATIONAL MORTGAGE ASSOCIATION		$2,067,910

DIVERSIFIED FINANCIAL SERVICES -- 0.3%
Student Loan Marketing Association, Sr. Note, (Series MTN1), 2.320%, 7/25/2007	500,000	501,115

TOTAL GOVERNMENT AGENCIES (IDENTIFIED COST $6,809,504)		$7,019,720

MORTGAGE-BACKED SECURITIES -- 9.2%
FEDERAL HOME LOAN MORTGAGE CORPORATION -- 2.6%
Pool A15865, 5.500%, 11/1/2033	2,621,407	2,673,023
Pool A19412, 5.000%, 3/1/2034	968,191	966,980
Pool E46188, 6.500%, 4/1/2008	104,213	109,749
Pool C00478, 8.500%, 9/1/2026	11,690	12,745

TOTAL FEDERAL HOME LOAN MORTGAGE CORPORATION		$3,762,497

FEDERAL NATIONAL MORTGAGE ASSOCIATION -- 5.8%
Pool TBA, 6.500%, 11/1/2032	2,000,000	$2,103,760
Pool 797152, 5.000%, 11/1/2019	5,000,000	5,106,250
Pool 752660, 5.500%, 2/1/2034	541,286	551,944
Pool 124221, 7.000%, 2/1/2007	17,311	17,947
Pool 333854, 7.000%, 12/1/2025	29,519	31,465
Pool 329794, 7.000%, 2/1/2026	227,848	242,873
Pool 527006, 7.500%, 1/1/2030	51,888	55,585
Pool 253113, 7.500%, 3/1/2030	196,203	210,182
Pool 533246, 7.500%, 4/1/2030	86,354	92,506
Pool 8245, 8.000%, 12/1/2008	42,725	45,235

TOTAL FEDERAL NATIONAL MORTGAGE ASSOCIATION		$8,457,747

GOVERNMENT NATIONAL MORTGAGE ASSOCIATION -- 0.8%
Pool 354765, 7.000%, 2/15/2024	277,025	297,110
Pool 354827, 7.000%, 5/15/2024	192,614	206,579
Pool 385623, 7.000%, 5/15/2024	177,681	190,563
Description	Principal Amount or Shares	Value
Pool 2077, 7.000%, 9/20/2025	$97,871	$104,508
Pool 354677, 7.500%, 10/15/2023	239,242	258,906
Pool 354713, 7.500%, 12/15/2023	79,379	85,903

TOTAL GOVERNMENT NATIONAL MORTGAGE ASSOCIATION		$1,143,569

TOTAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $13,072,374)		$13,363,813

5NOTES -- VARIABLE -- 0.3%
DIVERSIFIED FINANCIAL SERVICES -- 0.2%
CIT Group, Inc., 1.870%, 12/1/2004	250,000	249,952
MEDIA -- 0.1%
Liberty Media Corp., 3.380%, 12/15/2004	220,000	223,032

TOTAL NOTES -- VARIABLE (IDENTIFIED COST $472,475)		$472,984

U.S. TREASURY -- 4.9%
[2] U.S. TREASURY BOND -- 0.7%
5.375%, 2/15/2031	900,000	978,048
U.S. TREASURY NOTES -- 4.2%
[2] 3.125%, 4/15/2009	375,000	374,062
[2] 3.375%, 9/15/2009	250,000	251,055
[2] 4.000%, 2/15/2014	40,000	40,019
[2] 4.250%, 8/15/2013	90,000	92,025
[2] 4.250%, 8/15/2014	1,350,000	1,373,841
4.750%, 5/15/2014	1,520,000	1,607,643
[2] U.S. Treasury Inflation Protected Note (Series A-2011) 3.50% 1/15/2011	2,139,452	2,448,667

TOTAL U.S. TREASURY NOTES		$6,187,312

TOTAL U.S. TREASURY (IDENTIFIED COST $6,770,010)		$7,165,360

MUTUAL FUNDS -- 7.2%
[8] MTB Prime Money Market Fund, Institutional Shares	2,915,586	2,915,586
SSGA Money Market Fund	1	1
SSGA Money Market Fund (held as collateral for securities lending)	7,541,285	7,541,285

TOTAL MUTUAL FUNDS (AT NET ASSET VALUE)		$10,456,872

TOTAL INVESTMENTS -- 106.7% (IDENTIFIED COST $147,924,950)		$154,840,275

OTHER ASSETS AND LIABILITIES -- NET -- (6.7)%		$(9,805,371)

TOTAL NET ASSETS -- 100%		$145,034,904

See Notes to Portfolios of Investments

PORTFOLIO OF INVESTMENTS SUMMARY TABLES

MTB Social Balanced Fund
At October 31, 2004, the fund's portfolio composition was as follows:

Percentage of Total Investments [1]
Common Stock	61.6%
Corporate Bonds	11.6%
U.S. Treasuries	7.3%
Mortgage Backed Securities	6.9%
Government Agencies	3.2%
Collateralized Mortgage Obligations	3.0%
Asset Backed Securities	1.8%
Notes--Variable	0.5%
Cash Equivalents [2]	4.1%

TOTAL	100%

At October 31, 2004, the fund's credit quality ratings composition 3 for its fixed income securities investments was as follows:

S&P Long-Term Ratings as Percentage of Total Fixed Income Investments [1]		Moody's Long-Term Ratings as Percentage of Total Fixed Income Investments [1]
AAA	22.7%	Aaa	22.7%
AA	1.6%	Aa	6.1%
A	11.5%	A	11.4%
BBB	15.8%	Baa	14.2%
Government [4]	31.8%	Government [4]	31.8%
Not Rated by S&P 5	16.6%	Not Rated by Moody's 5	13.8%

TOTAL	100%	TOTAL	100%

At October 31, 2004, the fund's sector classification 6 for its equity holdings was as follows:

STOCKS	Percentage of Equity Holdings
Software	9.5%
Computers & Peripherals	8.0%
Energy Equipment & Services	6.6%
Communications Equipment	6.5%
Semiconductor Equipment & Products	6.4%
Biotechnology	6.0%
Healthcare Equipment & Supplies	6.1%
Machinery	5.1%
Electronic Equpment & Instruments	4.2%
Media	3.4%
Pharmaceuticals	3.2%
Capital Markets	3.1%
Consumer Finance	3.0%
Food & Staples Retailing	3.0%
Electrical Equipment	2.8%
Healthcare Providers & Services	2.8%
Multiline Retail	2.7%
Household Products	2.7%
Specialty Retail	2.5%
Beverages	2.2%
Air Freight & Logistics	2.2%
Auto Components	2.1%
Personal Products	2.0%
Airlines	1.5%
Industrial Conglomerates	0.9%
Thrifts & Mortgage Finance	0.8%
Food Products	0.7%

TOTAL	100%

(1) Percentages are based on total investments, which may differ from the Fund's total net assets used in computing the percentages in the Portfolio of Investments which follows.

(2) Cash equivalents includes investments in money market mutual funds and any investments in overnight repurchase agreements.

(3) These tables depict the long-term credit quality ratings assigned to the fund's portfolio holdings by Standard & Poor's and Moody's Investors Service, each of which is a Nationally Recognized Statistical Ratings Organization (NRSRO). These credit-quality ratings are shown without regard to gradations within a given rating category. For example, securities rated "A-" have been included in the "A" rated category. Holdings that are rated only by a different NRSRO than the one identified have been included in the "Not rated by..." category. Rated securities that have been pre-refunded, but not rated again by the NRSRO, also have been included in the "Not rated by..." category. Rated securities include a security with an obligor and/or credit enhancer that has received a rating from an NRSRO with respect to a class of debt obligations that is comparable in priority and security with the security held by the fund. Credit quality ratings are an assessment of the risk that a security will default in payment and do not address other risks presented by the security. Please see the description of credit quality ratings in the fund's Statement of Additional Information.

Each table depicts the long-term credit quality ratings as assigned only by the NRSRO identified in the table.

(4) Consists of U.S. Treasuries and Government Agencies which are generally of a high credit quality, but are not rated by an NRSRO.

(5) Consists of non-government securities and cash equivalents.

(6) Sector classifications are based upon, and individual portfolio securities are assigned to, the classification of the Standard & Poor's Global Industry Classification Standard (SPGIC). Individual securities that are not included in the SPGIC are assigned to an index classification by the Fund's advisor.

PORTFOLIO OF INVESTMENTS

Description		Principal Amount or Shares	Value
ASSET-BACKED SECURITIES -- 1.8%

	ANRC Auto Owner Trust 2001-A, Class A4, 4.320%, 6/16/2008 (IDENTFIED COST $53,043)	$53,046	$53,377

COLLATERALIZED MORTGAGE OBLIGATIONS -- 3.0%
	FEDERAL HOME LOAN MORTGAGE CORPORATION -- 0.5%
	(Series T045), Class A3, 4.105%, 10/27/2031	14,263	14,316
	WHOLE LOAN -- 2.5%
	Bank of America Mortgage Securities 2003-2, Class 2A1, 3.606%, 2/25/2034	76,441	75,276

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $90,704)			$89,592

COMMON STOCKS -- 61.3%
	AIR FREIGHT & LOGISTICS -- 1.3%
	United Parcel Service, Inc.	500	39,590
	AIRLINES -- 0.9%
	Southwest Airlines Co.	1,700	26,809
	AUTO COMPONENTS -- 1.3%
	Lear Corp.	700	37,744
Description		Shares	Value
	BEVERAGES -- 1.4%
	Coca-Cola Co.	500	$20,330
	PepsiCo, Inc.	400	19,832

	TOTAL BEVERAGES		$40,162

	ENERGY EQUIPMENT & SERVICES -- 4.0%
[9]	Nabors Industries Ltd.	1,000	49,120
	Schlumberger Ltd.	300	18,882
[9]	Weatherford International Ltd.	1,000	52,260

	TOTAL ENERGY EQUIPMENT & SERVICES		$120,262

	FOOD & STAPLES RETAILING -- 1.9%
	Sysco Corp.	700	22,589
	Wal-Mart Stores, Inc.	600	32,352

	TOTAL FOOD & STAPLES		$54,941

	FOOD PRODUCTS -- 0.4%
	General Mills, Inc.	300	13,275
Description		Shares	Value
	HEALTHCARE EQUIPMENT & SUPPLIES -- 3.7%
[9]	Boston Scientific Corp.	1,300	$45,890
[9]	Edwards Lifesciences Corp.	700	23,926
	Medtronic, Inc.	800	40,888

	TOTAL HEALTHCARE EQUIPMENT & SUPPLIES		$110,704

	HEALTHCARE PROVIDERS & SERVICES -- 1.7%
	Cardinal Health, Inc.	200	9,350
[9]	Express Scripts, Inc., Class A	650	41,600

	TOTAL HEALTHCARE PROVIDERS & SERVICES		$50,950

	HOUSEHOLD PRODUCTS -- 1.6%
	Colgate-Palmolive Co.	400	17,848
	Procter & Gamble Co.	600	30,708

	TOTAL HOUSEHOLD PRODUCTS		$48,556

	INDUSTRIAL CONGLOMERATES -- 0.5%
	3M Co.	200	15,514
	MACHINERY -- 3.1%
	Caterpillar, Inc.	150	12,081
	Danaher Corp.	800	44,104
	Illinois Tool Works, Inc.	400	36,912

	TOTAL MACHINERY		$93,097

	MEDIA -- 2.1%
[9]	Comcast Corp., Class A	1,200	35,400
	Viacom, Inc., Class B	750	27,367

	TOTAL MEDIA		$62,767

	MULTILINE RETAIL -- 1.7%
	Target Corp.	1,000	50,020
	PERSONAL PRODUCTS -- 1.3%
	Gillette Co.	900	37,332
	PHARMACEUTICALS -- 2.0%
	Lilly (Eli) & Co.	500	27,455
	Merck & Co., Inc.	1,000	31,310

	TOTAL PHARMACEUTICALS		$58,765

	BIOTECHNOLOGY -- 3.7%
[9]	Amgen, Inc.	1,000	56,800
[9]	Biogen Idec, Inc.	300	17,448
[9]	Gilead Sciences, Inc.	1,000	34,630

	TOTAL BIOTECHNOLOGY		$108,878

	CAPITAL MARKETS -- 1.9%
	Morgan Stanley	1,100	56,199
	COMMUNICATIONS EQUIPMENT -- 4.0%
[9]	Cisco Systems, Inc.	4,000	76,840
[9]	Corning, Inc.	3,600	41,220
	TOTAL COMMUNICATIONS EQUIPMENT		$118,060

Description		Shares or Principal Amount	Value
	COMPUTERS & PERIPHERALS -- 4.9%
[9]	Dell, Inc.	1,100	$38,566
[9]	EMC Corp. Mass	4,200	54,054
	IBM Corp.	600	53,850

	TOTAL COMPUTERS & PERIPHERALS		$146,470

	CONSUMER FINANCE -- 1.9%
	Capital One Financial Corp.	750	55,320
	ELECTRICAL EQUIPMENT -- 1.7%
	Emerson Electric Co.	800	51,240
	ELECTRONIC EQUIPMENT & INSTRUMENTS -- 2.6%
[9]	Jabil Circuit, Inc.	2,500	60,775
[9]	Solectron Corp.	3,000	15,660

	TOTAL ELECTRONIC EQUIPMENT & INSTRUMENTS		$76,435

	SEMICONDUCTOR EQUIPMENT & PRODUCTS -- 3.9%
[9]	Applied Materials, Inc.	1,000	16,100
	Intel Corp.	3,000	66,780
[9]	Taiwan Semiconductor Manufacturing Co., ADR	2,852	21,591
	Texas Instruments, Inc.	500	12,225

	TOTAL SEMICONDUCTOR EQUIPMENT & PRODUCTS		$116,696

	SOFTWARE -- 5.8%
	Microsoft Corp.	3,500	97,965
[9]	Novell, Inc.	2,800	20,132
[9]	Veritas Software Corp.	2,500	54,700

	TOTAL SOFTWARE		$172,797

	SPECIALTY RETAIL -- 1.5%
	Home Depot, Inc.	1,100	45,188
	THRIFTS & MORTGAGE FINANCE -- 0.5%
	Federal National Mortgage Association	200	14,030

TOTAL COMMON STOCKS (IDENTIFIED COST $1,826,872)			$1,821,801

CORPORATE BONDS -- 11.6%
	AUTOMOBILES -- 0.5%
	General Motors Corp., Note, 8.375%, 7/15/2033	$15,000	15,695
	BANK REGIONAL -- 0.7%
	Fleet National Bank, (Series BKNT), 5.75%, 1/15/2009	20,000	21,580
	CAPITAL MARKETS -- 2.3%
	Bear Stearns Cos., Inc., Sr. Note, 7.250%, 10/15/2006	25,000	27,129
	Goldman Sachs Group, Inc., 7.500%, 1/28/2005	25,000	25,321
	Goldman Sachs Group, Inc., Sub. Note, 6.345%, 2/15/2034	15,000	15,404

	TOTAL CAPITAL MARKETS		$67,854

Description	Principal Amount	Value
CONSUMER FINANCE -- 0.9%
MBNA Corp., Note, 4.625%, 9/15/2008	$25,000	$25,642
DIVERSIFIED FINANCIAL SERVICES -- 1.8%
Heller Financial, Inc., Note, 6.375%, 3/15/2006	25,000	26,219
National Rural Utilities Cooperative Finance Corp., Note, (Series MTNC), 6.500%, 3/1/2007	25,000	26,861

TOTAL DIVERSIFIED FINANCIAL SERVICES		$53,080

ELECTRIC UTILITIES -- 0.3%
Xcel Energy, Inc., Sr. Note, 3.400%, 7/1/2008	10,000	9,900
FOOD & STAPLES RETAILING -- 0.5%
Wal-Mart Stores, Inc., Note, 4.550%, 5/1/2013	15,000	15,248
FOOD PRODUCTS -- 0.6%
Kraft Foods, Inc., Note, 6.250%, 6/1/2012	15,000	16,541
GAS UTILITIES -- 0.9%
K N Energy, Inc., Sr. Note, 6.650%, 3/1/2005	25,000	25,330
HOTELS RESTAURANTS & LEISURE -- 0.6%
Yum! Brands, Inc., Sr. Note, 7.700%, 7/1/2012	15,000	17,910
OIL & GAS -- 1.0%
Devon Financing Corp., 6.875%, 9/30/2011	25,000	28,589
MEDIA -- 0.5%
Clear Channel Communications, Inc., 6.000%, 11/1/2006	15,000	15,750
TELECOMMUNICATIONS -- 1.0%
[3,4] Verizon Wireless, Inc., 1.810%, 5/23/2005	30,000	29,995

TOTAL CORPORATE BONDS (IDENTIFIED COST $338,071)		$343,114

GOVERNMENT AGENCIES -- 3.1%
FEDERAL HOME LOAN BANK SYSTEM -- 2.8%
Bond, 6.875%, 8/15/2005	80,000	82,870
FEDERAL HOME LOAN MORTGAGE CORPORATION -- 0.3%
Note, (Series MTN), 2.850%, 6/3/2008	10,000	9,869

TOTAL GOVERNMENT AGENCIES (IDENTIFIED COST $92,131)		$92,739

MORTGAGE BACKED SECURITIES -- 6.9%
FEDERAL NATIONAL MORTGAGE ASSOCIATION -- 6.9%
Pool 797152, 4.460%, 11/1/2019 (IDENTIFIED COST $202,625)	200,000	$204,250

Description	Principal Amount or Shares	Value
5NOTES -- VARIABLE -- 0.5%
MEDIA -- 0.5%

Liberty Media Corp., 3.380%, 12/15/2004(IDENTIFIED COST $15,169)	$15,000	$15,207

U.S. TREASURY -- 7.3%
U.S. TREASURY BOND -- 4.5%
5.375%, 2/15/2031	123,000	133,667
U.S. TREASURY NOTES -- 2.8%
4.000%, 2/15/2014	35,000	35,016
4.250%, 8/15/2014	10,000	10,177
U.S. Treasury Inflation Protected Note, (Series A-2011) 3.500% 1/15/2011	21,776	24,923
U.S. Treasury Inflation Protected Note, (Series C-2012), 3.000% 7/15/2012	10,540	11,805

TOTAL U.S. TREASURY NOTES		$81,921

TOTAL U.S. TREASURY (IDENTIFIED COST $208,477)		$215,588

MUTUAL FUND -- 0.0%
SSGA Money Market Fund (AT NET ASSET VALUE)	3	$3

REPURCHASE AGREEMENT -- 4.0%
Repurchase agreement with Credit Suisse First Boston Corp., 1.86%, dated 10/29/2004 to be repurchased at $119,926 on 11/1/2004, collateralized by a U.S. Treasury Obligation with maturity of 11/26/2004, collateral market value $124,838(AT AMORTIZED COST)	$119,907	$119,907

TOTAL INVESTMENTS -- 99.5% (IDENTIFIED COST $2,947,002)		$2,955,578

OTHER ASSETS AND LIABILITIES -- NET -- 0.5%		$15,409

TOTAL NET ASSETS -- 100%		$2,970,987

See Notes to Portfolios of Investments

PORTFOLIO OF INVESTMENTS SUMMARY TABLE

MTB Equity Income Fund
At October 31, 2004, the fund's sector classification1 was as follows:

STOCKS	Percentage of Total Investments[2]
Pharmaceuticals	9.5%
Commercial Banks	8.0%
Oil & Gas	7.2%
Real Estate	5.3%
Food Products	5.1%
Diversified Telecommunications Services	5.0%
Aerospace & Defense	4.0%
Insurance	4.0%
Diversified Financial Services	3.8%
Software	3.8%
Industrial Conglomerates	3.6%
Household Products	3.2%
Semiconductor Equipment & Products	3.2%
Machinery	3.0%
Building Products	2.8%
Computers & Peripherals	2.4%
Communications Equipment	2.3%
Beverages	2.3%
Electric Utilities	2.3%
Capital Markets	2.2%
Multiline Retail	2.0%
Energy Equipment & Services	2.0%
Electrical Equipment	1.8%
Chemicals	1.7%
Multi-Utilities & Unregulated Power	1.5%
Household Durables	1.4%
Tobacco	1.3%
Road & Rail	1.1%
Specialty Retail	1.1%
Media	1.0%
Metals & Mining	1.0%
Cash Equivalents [3]	1.1%

TOTAL	100%

(1) Except for Cash Equivalents, sector classifications are based upon, and individual portfolio securities are assigned to, the classifications of the Standard & Poor's Global Industry Classification Standard (SPGIC). Individual securities that are not included in the SPGIC are assigned to an index classification by the Fund's advisor.

(2) Percentages are based on total investments, which may differ from the Fund's total net assets used in computing the percentages in the Portfolio of Investments which follows.

(3) Cash Equivalents includes investments in money market mutual funds and any investments in overnight repurchase agreements.

PORTFOLIO OF INVESTMENTS

Description	Shares	Value
COMMON STOCKS -- 96.3%
AEROSPACE & DEFENSE -- 2.0%
United Technologies Corp.	16,000	$1,485,120
BEVERAGES -- 2.3%
PepsiCo, Inc.	35,000	1,735,300
BUILDING PRODUCTS -- 2.7%
Masco Corp.	60,000	2,055,600
CAPITAL MARKETS -- 2.2%
Waddell & Reed Financial, Inc., Class A	80,000	1,680,800
CHEMICALS -- 1.7%
PPG Industries, Inc.	20,000	1,275,000
COMMERCIAL BANKS -- 7.9%
Bank of America Corp.	24,488	1,096,818
KeyCorp	41,425	1,391,466
Wachovia Corp.	28,000	1,377,880
Wells Fargo & Co.	34,900	2,084,228

TOTAL COMMERCIAL BANKS		$5,950,392

COMMUNICATIONS EQUIPMENT -- 2.3%
Motorola, Inc.	40,000	690,400
Nokia Oyj, Class A, ADR	65,400	1,008,468

TOTAL COMMUNICATIONS EQUIPMENT		$1,698,868

COMPUTERS & PERIPHERALS -- 2.4%
IBM Corp.	20,000	1,795,000
DIVERSIFIED FINANCIAL SERVICES -- 3.8%
CIT Group, Inc.	21,000	848,400
Citigroup, Inc.	45,000	1,996,650

TOTAL DIVERSIFIED FINANCIAL SERVICES		$2,845,050

DIVERSIFIED TELECOMMUNICATION SERVICES -- 5.0%
BellSouth Corp.	45,000	1,200,150
Citizens Communications Co., Class B	84,000	1,125,600
Verizon Communications	37,000	1,446,700

TOTAL DIVERSIFIED TELECOMMUNICATIONS SERVICES		$3,772,450

ELECTRIC UTILITIES -- 2.3%
Exelon Corp.	24,000	950,880
Puget Energy, Inc.	33,000	767,580

TOTAL ELECTRIC UTILITIES		$1,718,460

ELECTRICAL EQUIPMENT -- 1.8%
Cooper Industries, LTD., Class A	20,825	1,330,717
ENERGY EQUIPMENT & SERVICES -- 2.0%
Schlumberger Ltd.	24,000	$1,510,560
FOOD PRODUCTS -- 5.1%
General Mills, Inc.	21,000	929,250
Kellogg Co.	40,000	1,720,000
Kraft Foods, Inc., Class A	35,000	1,165,850

TOTAL FOOD PRODUCTS		$3,815,100

HOUSEHOLD DURABLES -- 1.4%
Newell Rubbermaid, Inc.	50,000	1,078,000
HOUSEHOLD PRODUCTS -- 3.2%
Kimberly-Clark Corp.	18,000	1,074,060
Procter & Gamble Co.	26,000	1,330,680

TOTAL HOUSEHOLD PRODUCTS		$2,404,740

INDUSTRIAL CONGLOMERATES -- 3.5%
General Electric Co.	78,000	2,661,360
INSURANCE -- 4.0%
Ace Ltd.	28,000	1,065,680
Allstate Corp.	22,775	1,095,250
Lincoln National Corp.	19,075	835,485

TOTAL INSURANCE		$2,996,415

MACHINERY -- 3.0%
Harsco Corp.	31,450	1,523,752
Illinois Tool Works, Inc.	8,000	738,240

TOTAL MACHINERY		$2,261,992

MEDIA -- 1.0%
Clear Channel Communications, Inc.	23,000	768,200
METALS & MINING -- 1.0%
Alcoa, Inc.	23,000	747,500
MULTI-UTILITIES & UNREGULATED POWER -- 1.5%
Constellation Energy Group	28,000	1,137,360
MULTILINE RETAIL -- 2.0%
Target Corp.	30,000	1,500,600
OIL & GAS -- 7.2%
BP PLC, ADR	25,000	1,456,250
ChevronTexaco Corp.	30,000	1,591,800
ExxonMobil Corp.	48,000	2,362,560

TOTAL OIL & GAS		$5,410,610

PHARMACEUTICALS -- 9.4%
Abbott Laboratories	35,000	$1,492,050
Lilly (Eli) & Co.	11,000	604,010
Merck & Co., Inc.	58,000	1,815,980
Pfizer, Inc.	55,000	1,592,250
Wyeth	40,000	1,586,000

TOTAL PHARMACEUTICALS		$7,090,290

REAL ESTATE -- 5.2%
Boston Properties, Inc.	6,000	358,320
New Plan Excel Realty Trust	40,000	1,046,400
Simon Property Group, Inc.	14,000	816,480
St. Joe Co.	20,300	1,033,270
Thornburg Mortgage Asset Co.	24,300	694,251

TOTAL REAL ESTATE		$3,948,721

ROAD & RAIL -- 1.1%
Werner Enterprises, Inc.	40,000	848,000
SEMICONDUCTOR EQUIPMENT & PRODUCTS -- 3.2%
Analog Devices, Inc.	22,000	885,720
Intel Corp.	67,600	1,504,776

TOTAL SEMICONDUCTOR EQUIPMENT & PRODUCTS		$2,390,496

SOFTWARE -- 3.7%
Computer Associates International, Inc.	25,000	692,750
Microsoft Corp.	76,000	2,127,240

TOTAL SOFTWARE		$2,819,990

SPECIALTY RETAIL -- 1.1%
Pier 1 Imports, Inc.	47,000	$843,650
TOBACCO -- 1.3%
Altria Group, Inc.	20,000	969,200

TOTAL COMMON STOCKS (IDENTIFIED COST $59,678,828)		$72,545,541

PREFERRED STOCKS -- 2.0%
AEROSPACE & DEFENSE -- 2.0%

Northrop Grumman Corp., Conv. Pfd., $7.25, Annual Dividend (IDENTIFIED COST $1,578,835)	15,000	$1,536,150

MUTUAL FUNDS -- 1.1%
[8] MTB Prime Money Market Fund, Institutional Shares	781,113	781,113
[8] MTB Money Market Fund	9	9
SSGA Money Market Fund	1	1

TOTAL MUTUAL FUNDS (AT NET ASSET VALUE)		$781,123

TOTAL INVESTMENTS -- 99.4% (IDENTIFIED COST $62,038,786)		$74,862,814

OTHER ASSETS AND LIABILITIES -- NET -- 0.6%		$477,605

TOTAL NET ASSETS -- 100%		$75,340,419

See Notes to Portfolios of Investments

PORTFOLIO OF INVESTMENTS SUMMARY TABLE

MTB Large Cap Value Fund
At October 31, 2004, the fund's sector classification 1 was as follows:

STOCKS	Percentage of Total Investments[2]
Oil & Gas	10.4%
Commercial Banks	7.8%
Insurance	7.3%
Diversified Financial Services	5.3%
Media	4.8%
Communications Equipment	4.5%
Aerospace & Defense	3.7%
Real Estate	3.6%
Diversified Telecommunication Services	3.2%
Machinery	3.1%
Specialty Retail	3.1%
Capital Markets	3.0%
Thrifts & Mortgage Finance	3.0%
Electric Utilities	2.9%
Industrial Conglomerates	2.4%
Semiconductor Equipment & Products	2.4%
Energy Equipment & Services	2.2%
Healthcare Providers & Services	2.2%
Pharmaceuticals	2.0%
Consumer Finance	1.9%
Electric Equipment	1.7%
Electric Equipment & Instruments	1.7%
Road & Rail	1.7%
Commercial Services & Supplies	1.4%
Metals & Mining	1.3%
Computers & Peripherals	1.2%
Chemicals	1.1%
Multiline Retail	1.1%
Containers & Packaging	1.0%
Hotels, Restaurants & Leisure	1.0%
Information Technology Services	1.0%
Household Durables	0.9%
Leisure Equipment & Products	0.9%
Auto Components	0.8%
Household Products	0.8%
Tobacco	0.7%
Cash Equivalents [3]	2.9%

TOTAL	100%

(1) Except for Cash Equivalents, sector classifications are based upon, and individual portfolio securities are assigned to, the classifications of the Standard & Poor's Global Industry Classification Standard (SPGIC). Individual securities that are not included in the SPGIC are assigned to an index classification by the Fund's advisor.

(2) Percentages are based on total investments, which may differ from the Fund's total net assets used in computing the percentages in the Portfolio of Investments which follows.

(3) Cash Equivalents includes investments in money market mutual funds and any investments in overnight repurchase agreements.

PORTFOLIO OF INVESTMENTS

Description		Shares	Value
COMMON STOCKS -- 97.0%
	AEROSPACE & DEFENSE -- 3.7%
	Honeywell International, Inc.	34,800	$1,172,064
	Lockheed Martin Corp.	17,805	980,877
	Raytheon Co.	24,020	876,250

	TOTAL AEROSPACE & DEFENSE		$3,029,191

	AUTO COMPONENTS -- 0.9%
	Lear Corp.	13,005	701,230
	CAPITAL MARKETS -- 3.0%
	Bank of New York Co., Inc.	31,500	1,022,490
	Morgan Stanley	28,220	1,441,760

	TOTAL CAPITAL MARKETS		$2,464,250

	CHEMICALS -- 1.1%
	Du Pont (E.I.) de Nemours & Co.	20,800	891,696
	COMMERCIAL BANKS -- 7.8%
	Bank of America Corp.	62,158	2,784,057
	KeyCorp	25,600	859,904
	U.S. Bancorp	31,292	895,264
	Wachovia Corp.	20,800	1,023,568
	Wells Fargo & Co.	13,754	821,389

	TOTAL COMMERCIAL BANKS		$6,384,182

	COMMERCIAL SERVICES & SUPPLIES -- 1.4%
	Cendant Corp.	55,100	1,134,509
	COMMUNICATIONS EQUIPMENT -- 4.5%
[9]	Lucent Technologies, Inc.	259,550	921,402
	Motorola, Inc.	50,000	863,000
	Nokia Oyj, Class A, ADR	74,000	1,141,080
[9]	Nortel Networks Corp.	228,325	774,022

	TOTAL COMMUNICATIONS EQUIPMENT		$3,699,504

	COMPUTERS & PERIPHERALS -- 1.2%
[9]	Electronics for Imaging, Inc.	53,200	959,728
	CONSUMER FINANCE -- 1.9%
	Capital One Financial Corp.	21,090	1,555,598
	CONTAINERS & PACKAGING -- 1.0%
[9]	Smurfit-Stone Container Corp.	47,000	815,920
	DIVERSIFIED FINANCIAL SERVICES -- 5.3%
	CIT Group, Inc.	22,000	888,800
	Citigroup, Inc.	78,233	3,471,198

	TOTAL DIVERSIFIED FINANCIAL SERVICES		$4,359,998

	DIVERSIFIED TELECOMMUNICATION SERVICES -- 3.2%
	BellSouth Corp.	24,600	656,082
	SBC Communications, Inc.	28,790	$727,235
	Verizon Communications	32,825	1,283,457

	TOTAL DIVERSIFIED COMMUNICATION SERVICES		$2,666,774

	ELECTRIC UTILITIES -- 2.9%
	DTE Energy Co.	24,106	1,029,567
	FPL Group, Inc.	11,100	764,790
	Pepco Holdings, Inc.	27,063	557,768

	TOTAL ELECTRIC UTILITIES		$2,352,125

	ELECTRICAL EQUIPMENT -- 1.7%
	Cooper Industries, LTD., Class A	21,400	1,367,460
	ELECTRONIC EQUIPMENT & INSTRUMENTS -- 1.7%
[9]	Solectron Corp.	143,600	749,592
	Symbol Technologies, Inc.	44,370	651,795

	TOTAL ELECTRONIC EQUIPMENT & INSTRUMENTS		$1,401,387

	ENERGY EQUIPMENT & SERVICES -- 2.2%
	Schlumberger Ltd.	11,175	703,354
[9]	Transocean Sedco Forex, Inc.	31,590	1,113,548

	TOTAL ENERGY EQUIPMENT & SERVICES		$1,816,902

	HEALTHCARE PROVIDERS & SERVICES -- 2.2%
[9]	Caremark Rx, Inc.	34,095	1,021,827
	HCA - The Healthcare Corp.	20,740	761,780

	TOTAL HEALTHCARE PROVIDERS & SERVICES		$1,783,607

	HOTELS, RESTAURANTS & LEISURE -- 1.0%
	Carnival Corp.	16,805	849,661
	HOUSEHOLD DURABLES -- 0.9%
	Newell Rubbermaid, Inc.	34,285	739,185
	HOUSEHOLD PRODUCTS -- 0.8%
	Kimberly-Clark Corp.	10,900	650,403
	IT SERVICES -- 1.0%
	First Data Corp.	20,200	833,856
	INDUSTRIAL CONGLOMERATES -- 2.4%
	General Electric Co.	57,255	1,953,541
	INSURANCE -- 7.3%
	Allstate Corp.	23,900	1,149,351
	American International Group, Inc.	44,650	2,710,702
	Lincoln National Corp.	28,200	1,235,160
	The St. Paul Travelers Cos., Inc.	25,900	879,564

	TOTAL INSURANCE		$5,974,777

	LEISURE EQUIPMENT & PRODUCTS -- 0.9%
	Mattel, Inc.	43,062	$754,016
	MACHINERY -- 3.0%
	Caterpillar, Inc.	16,000	1,288,640
	Eaton Corp.	19,100	1,221,445

	TOTAL MACHINERY		$2,510,085

	MEDIA -- 4.8%
	Clear Channel Communications, Inc.	20,727	692,282
[9]	Comcast Corp., Class A	41,635	1,228,233
	Viacom, Inc., Class B	34,700	1,266,203
	Walt Disney Co.	31,409	792,135

	TOTAL MEDIA		$3,978,853

	METALS & MINING -- 1.3%
	Alcoa, Inc.	31,868	1,035,710
	MULTILINE RETAIL -- 1.1%
	Target Corp.	19,000	950,380
	OIL & GAS -- 10.4%
	Burlington Resources, Inc.	35,370	1,467,855
	ChevronTexaco Corp.	52,900	2,806,874
	ConocoPhillips	12,822	1,081,023
	ExxonMobil Corp.	64,814	3,190,145

	TOTAL OIL & GAS		$8,545,897

	PHARMACEUTICALS -- 1.9%
	Merck & Co., Inc.	24,700	773,357
	Pfizer, Inc.	28,715	831,299

	TOTAL PHARMACEUTICALS		$1,604,656

	REAL ESTATE -- 3.6%
	Equity Office Properties Trust	29,367	825,800
	Mills Corp.	20,000	1,109,000
	St. Joe Co.	20,200	1,028,180

	TOTAL REAL ESTATE		$2,962,980

	ROAD & RAIL -- 1.7%
	CSX Corp.	37,760	$1,378,240
	SEMICONDUCTOR EQUIPMENT & PRODUCTS -- 2.4%
[9]	Applied Materials, Inc.	48,000	772,800
[9]	International Rectifier Corp.	12,750	506,813
	Texas Instruments, Inc.	27,500	672,375

	TOTAL SEMICONDUCTOR EQUIPMENT & PRODUCTS		$1,951,988

	SPECIALTY RETAIL -- 3.1%
	Home Depot, Inc.	34,115	1,401,444
	Staples, Inc.	39,600	1,177,704

	TOTAL SPECIALTY RETAIL		$2,579,148

	THRIFTS & MORTGAGE FINANCE -- 3.0%
	Countrywide Financial Corp.	43,198	1,379,312
	Federal National Mortgage Association	15,625	1,096,094

	TOTAL THRIFTS & MORTGAGE FINANCE		$2,475,406

	TOBACCO -- 0.7%
	Altria Group, Inc.	11,649	564,511

TOTAL COMMON STOCKS (IDENTIFIED COST $69,642,637)			$79,677,354

MUTUAL FUNDS -- 2.9%
[8]	MTB Prime Money Market Fund, Institutional Shares	2,291,032	2,291,032
[8]	MTB Money Market Fund	81,418	81,418
	SSGA Money Market Fund	5	5
	SSGA US Government Money Market Fund	138	138

TOTAL MUTUAL FUNDS (AT NET ASSET VALUE)			$2,372,593

TOTAL INVESTMENTS -- 99.9% (IDENTIFIED COST $72,015,230)			$82,049,947

OTHER ASSET AND LIABILITIES -- NET -- 0.1%			$68,509

TOTAL NET ASSET -- 100%			$82,118,456

See Notes to Portfolio of Investments

PORTFOLIO OF INVESTMENTS SUMMARY TABLE

MTB Equity Index Fund
At October 31, 2004, the fund's sector classification 1 was as follows:

STOCKS	Percentage of Total Investments[2]
Pharmaceuticals	7.0%
Oil & Gas	6.3%
Commercial Banks	6.1%
Industrial Conglomerates	4.6%
Software	4.6%
Insurance	4.0%
Diversified Financial Services	3.8%
Computers & Peripherals	3.7%
Media	3.5%
Food & Staples Retailing	3.4%
Diversified Telecommunication Services	3.0%
Semiconductor Equipment & Products	3.0%
Communications Equipment	2.8%
Capital Markets	2.7%
Specialty Retail	2.5%
Beverages	2.3%
Healthcare Equipment & Supplies	2.2%
Electric Utilities	2.1%
Aerospace & Defense	1.9%
Healthcare Providers & Services	1.9%
Household Products	1.8%
Thrifts & Mortgage Finance	1.8%
Chemicals	1.6%
Hotels, Restaurants & Leisure	1.5%
Machinery	1.4%
Air Freight & Logistics	1.3%
Consumer Finance	1.3%
Food Products	1.3%
Biotechnology	1.2%
Information Technology Services	1.1%
Multi-Line Retail	1.1%
Tobacco	1.1%
Commercial Services & Supplies	1.0%
Energy Equipment & Services	1.0%
Metals & Mining	0.7%
Multi-Utilities & Unregulated Power	0.7%
Automobiles	0.6%
Household Durables	0.6%
Internet & Catalog Retail	0.6%
Personal Products	0.6%
Paper & Forest Products	0.5%
Real Estate	0.5%
Road & Rail	0.5%
Textiles, Apparel & Luxury Goods	0.5%
Electrical Equipment	0.4%
Electronic Equipment & Instruments	0.4%
Internet Software & Services	0.4%
Wireless Telecommunication Services	0.3%
Auto Components	0.2%
Building Products	0.2%
Containers & Packaging	0.2%
Leisure Equipment & Products	0.2%
Airlines	0.1%
Construction Materials	0.1%
Distributors	0.1%
Gas Utilities	0.1%
Office Electronics	0.1%
Trading Companies & Distributors	0.1%
Construction & Engineering	0.0%
Pooled Investment Vehicles	0.8%
Cash Equivalents [3]	0.6%

TOTAL	100%

(1) Except for Pooled Investment Vehicles and Cash Equivalents, sector classifications are based upon, and individual portfolio securities are assigned to, the classifications of the Standard & Poor's Global Industry Classification Standard (SPGIC). Individual securities that are not included in the SPGIC are assigned to an index classification by the Fund's advisor.

(2) Percentages are based on total investments, which may differ from the Fund's total net assets used in computing the percentages in the Portfolio of Investments which follows.

(3) Cash Equivalents includes investments in money market mutual funds and any investments in overnight repurchase agreements.

PORTFOLIO OF INVESTMENTS

Description		Shares	Value
COMMON STOCKS -- 98.5%
	AEROSPACE & DEFENSE -- 1.9%
	Boeing Co.	8,080	$403,192
	General Dynamics Corp.	1,900	194,028
	Goodrich (B.F.) Co.	1,385	42,699
	Honeywell International, Inc.	8,141	274,189
	Lockheed Martin Corp.	4,150	228,624
	Northrop Grumman Corp.	3,120	161,460
	Raytheon Co.	4,180	152,486
	Rockwell Collins	1,890	67,038
	United Technologies Corp.	4,860	451,105

	TOTAL AEROSPACE & DEFENSE		$1,974,821

	AIR FREIGHT & LOGISTICS -- 1.1%
	FedEx Corp.	2,817	$256,685
	Ryder Systems, Inc.	770	38,577
	United Parcel Service, Inc.	10,900	863,062

	TOTAL AIR FREIGHT & LOGISTICS		$1,158,324

	AIRLINES -- 0.1%
[9]	Delta Air Lines, Inc.	1,200	6,540
	Southwest Airlines Co.	7,959	125,513

	TOTAL AIRLINES		$132,053

	AUTO COMPONENTS -- 0.2%
	Cooper Tire & Rubber Co.	855	$16,655
	Dana Corp.	1,681	25,064
	Delphi Auto Systems Corp.	6,543	55,027
[9]	Goodyear Tire & Rubber Co.	1,545	15,574
	Johnson Controls, Inc.	2,000	114,700
	Visteon Corp.	1,300	9,243

	TOTAL AUTO COMPONENTS		$236,263

	AUTOMOBILES -- 0.6%
	Ford Motor Co.	17,600	229,328
	General Motors Corp.	5,395	207,977
	Harley Davidson, Inc.	2,800	161,196

	TOTAL AUTOMOBILES		$598,501

	BEVERAGES -- 2.3%
	Anheuser-Busch Cos., Inc.	7,725	385,864
	Brown-Forman Corp., Class B	1,060	47,594
	Coca-Cola Co.	23,200	943,312
	Coca-Cola Enterprises, Inc.	4,550	95,140
	Coors Adolph Co., Class B	485	32,349
	PepsiCo, Inc.	16,325	809,394
	The Pepsi Bottling Group, Inc.	2,600	72,904

	TOTAL BEVERAGES		$2,386,557

	BIOTECHNOLOGY -- 1.2%
[9]	Amgen, Inc.	12,172	691,370
	Applera Corp.	2,040	38,923
[9]	Biogen Idec, Inc.	3,212	186,810
[9]	Chiron Corp.	1,600	51,872
[9]	Genzyme Corp.	1,925	101,005
[9]	Gilead Sciences, Inc.	4,000	138,520
[9]	Medimmune, Inc.	2,150	61,103

	TOTAL BIOTECHNOLOGY		$1,269,603

	BUILDING PRODUCTS -- 0.2%
[9]	American Standard Cos.	2,400	87,768
	Masco Corp.	4,555	156,054

	TOTAL BUILDING PRODUCTS		$243,822

	CAPITAL MARKETS -- 2.7%
	Bank of New York Co., Inc.	7,485	242,963
	Bear Stearns Cos., Inc.	900	85,275
[9]	E*Trade Group, Inc.	3,300	42,570
	Federated Investors, Inc.	1,200	34,788
	Franklin Resources, Inc.	2,100	127,302
	Goldman Sachs Group, Inc.	4,750	467,305
	Janus Capital Group, Inc.	2,400	36,600
	Lehman Brothers Holdings, Inc.	2,660	218,519
	Mellon Financial Corp.	4,260	123,114
	Merrill Lynch & Co., Inc.	8,920	481,145
	Morgan Stanley	10,475	$535,168
	Northern Trust Corp.	1,970	83,804
	Schwab (Charles) Corp.	11,728	107,311
	State Street Corp.	3,200	144,160
	T. Rowe Price Group, Inc.	1,300	72,501

	TOTAL CAPITAL MARKETS		$2,802,525

	CHEMICALS -- 1.6%
	Air Products & Chemicals, Inc.	1,925	102,371
	Dow Chemical Co.	8,882	399,157
	Du Pont (E.I.) de Nemours & Co.	9,500	407,265
	Eastman Chemical Co.	900	42,723
	Ecolab, Inc.	2,890	97,826
	Engelhard Corp.	1,530	43,299
	Great Lakes Chemical Corp.	600	15,372
[9]	Hercules, Inc.	800	11,424
	International Flavors & Fragrances, Inc.	1,085	42,369
	Monsanto Co.	2,240	95,760
	PPG Industries, Inc.	1,490	94,988
	Praxair, Inc.	3,110	131,242
	Rohm & Haas Co.	1,950	82,661
	Sigma-Aldrich Corp.	750	41,730

	TOTAL CHEMICALS		$1,608,187

	COMMERCIAL BANKS -- 6.0%
	Amsouth Bancorporation	3,500	92,365
	BB&T Corp.	5,335	219,322
	Bank of America Corp.	39,464	1,767,592
	Comerica, Inc.	1,732	106,535
	Fifth Third Bancorp	5,500	270,545
	First Horizon National Corp.	1,500	64,920
	Huntington Bancshares, Inc.	2,542	60,881
	KeyCorp	4,245	142,590
	M & T Bank Corp.	1,200	123,600
	Marshall & Ilsley Corp.	1,900	79,743
	National City Corp.	6,310	245,901
	North Fork Bancorp, Inc.	3,100	136,710
	PNC Financial Services Group	2,365	123,690
	Regions Financial Corp.	4,545	159,439
	SouthTrust Corp.	2,900	126,353
	SunTrust Banks, Inc.	3,545	249,497
	Synovus Financial Corp.	2,592	70,476
	U.S. Bancorp	18,075	517,126
	Wachovia Corp.	12,500	615,125
	Wells Fargo & Co.	16,430	981,200
	Zions Bancorp	1,000	66,170

	TOTAL COMMERCIAL BANKS		$6,219,780

	COMMERCIAL SERVICES & SUPPLIES -- 1.0%
[9]	Allied Waste Industries, Inc.	3,200	$26,112
[9]	Apollo Group, Inc., Class A	1,850	122,100
	Avery Dennison Corp.	1,240	75,442
	Block (H&R), Inc.	1,800	85,590
	Cendant Corp.	10,150	208,988
	Cintas Corp.	1,400	60,396
	Deluxe Corp.	640	24,378
	Donnelley (R.R.) & Sons Co.	2,105	66,202
	Equifax, Inc.	1,625	42,494
[9]	Monster Worldwide, Inc.	1,300	36,465
	Pitney Bowes, Inc.	1,980	86,625
	Robert Half International, Inc.	1,700	45,101
	Waste Management, Inc.	4,850	138,128

	TOTAL COMMERCIAL SERVICES & SUPPLIES		$1,018,021

	COMMUNICATIONS EQUIPMENT -- 2.8%
[9]	ADC Telecommunications, Inc.	7,700	17,017
[9]	Andrew Corp.	1,145	16,007
[9]	Avaya, Inc.	4,425	63,720
[9]	CIENA Corp.	4,800	11,856
[9]	Cisco Systems, Inc.	65,975	1,267,380
[9]	Comverse Technology, Inc.	2,200	45,408
[9]	Corning, Inc.	12,970	148,506
[9]	JDS Uniphase Corp.	16,900	53,573
[9]	Lucent Technologies, Inc.	36,211	128,549
	Motorola, Inc.	22,326	385,347
	Qualcomm, Inc.	15,800	660,598
	Scientific-Atlanta, Inc.	1,600	43,824
[9]	Tellabs, Inc.	3,985	31,880

	TOTAL COMMUNICATIONS EQUIPMENT		$2,873,665

	COMPUTERS & PERIPHERALS -- 3.7%
[9]	Apple Computer, Inc.	3,765	197,775
[9]	Dell, Inc.	24,225	849,328
[9]	EMC Corp. Mass	23,286	299,691
[9]	Gateway, Inc.	3,550	20,767
	Hewlett-Packard Co.	29,050	542,073
	IBM Corp.	16,300	1,462,925
[9]	Lexmark International Group, Class A	1,250	103,888
[9]	NCR Corp.	1,100	61,985
[9]	Network Appliance, Inc.	2,950	72,187
[9]	Qlogic Corp.	1,000	32,500
[9]	Seagate Technology, Inc., Rights	2,330	0
[9]	Sun Microsystems, Inc.	28,000	126,840

	TOTAL COMPUTERS & PERIPHERALS		$3,769,959

	CONSTRUCTION & ENGINEERING -- 0.0%
	Fluor Corp.	955	$44,350
	CONSTRUCTION MATERIALS -- 0.1%
	Vulcan Materials Co.	1,200	59,736
	CONSUMER FINANCE -- 1.3%
	American Express Co.	12,300	652,761
	Capital One Financial Corp.	2,335	172,230
	MBNA Corp.	12,295	315,121
[9]	Providian Financial Corp.	2,900	45,095
	SLM Corp.	3,845	174,025

	TOTAL CONSUMER FINANCE		$1,359,232

	CONTAINERS & PACKAGING -- 0.2%
	Ball Corp.	1,160	46,226
	Bemis Co., Inc.	1,120	29,646
[9]	Pactiv Corp.	1,765	41,813
[9]	Sealed Air Corp.	882	43,694
	Temple-Inland, Inc.	650	38,428

	TOTAL CONTAINERS & PACKAGING		$199,807

	DISTRIBUTORS -- 0.1%
	Genuine Parts Co.	2,060	82,173
	DIVERSIFIED FINANCIAL SERVICES -- 3.8%
	Citigroup, Inc.	50,530	2,242,016
	J.P. Morgan Chase & Co.	34,532	1,332,935
	Loews Corp.	1,875	112,313
	Moody's Corp.	1,535	119,438
	Principal Financial Group	3,250	122,720

	TOTAL DIVERSIFIED FINANCIAL SERVICES		$3,929,422

	DIVERSIFIED TELECOMMUNICATION SERVICES -- 3.0%
	AT&T Corp.	7,680	131,405
	Alltel Corp.	3,060	168,086
	BellSouth Corp.	17,825	475,393
	CenturyTel, Inc.	1,500	48,135
	Citizens Communications Co., Class B	3,300	44,220
[9]	Qwest Communications International, Inc.	18,654	63,797
	SBC Communications, Inc.	32,300	815,898
	Sprint Corp.	13,542	283,705
	Verizon Communications	27,000	1,055,700

	TOTAL DIVERSIFIED TELECOMMUNICATION SERVICES		$3,086,339

	ELECTRIC UTILITIES -- 2.1%
[9]	Allegheny Energy, Inc.	1,000	18,310
	Ameren Corp.	1,860	89,280
	American Electric Power Co., Inc.	4,002	131,786
	CenterPoint Energy, Inc.	2,960	31,110
	Cinergy Corp.	1,460	$57,699
	Consolidated Edison Co.	2,360	102,542
	DTE Energy Co.	1,845	78,800
	Edison International	3,465	105,682
	Entergy Corp.	2,280	149,021
	Exelon Corp.	6,032	238,988
	FPL Group, Inc.	1,885	129,876
	FirstEnergy Corp.	3,288	135,893
[9]	P G & E Corp.	4,130	132,325
	PPL Corp.	1,515	78,780
	Pinnacle West Capital Corp.	900	38,358
[9]	Progress Energy, Inc.	825	132
	Progress Energy, Inc.	2,427	100,235
	Southern Co.	7,010	221,446
	TECO Energy, Inc.	1,900	26,600
	TXU Corp.	2,800	171,416
	Xcel Energy, Inc.	4,428	75,719

	TOTAL ELECTRIC UTILITIES		$2,113,998

	ELECTRICAL EQUIPMENT -- 0.4%
	American Power Conversion Corp.	2,500	48,200
	Cooper Industries, LTD., Class A	910	58,149
	Emerson Electric Co.	4,060	260,043
[9]	Power-One, Inc.	700	4,914
	Rockwell Automation, Inc.	1,590	66,287

	TOTAL ELECTRICAL EQUIPMENT		$437,593

	ELECTRONIC EQUIPMENT & INSTRUMENTS -- 0.4%
[9]	Agilent Technologies, Inc.	4,580	114,775
[9]	Jabil Circuit, Inc.	2,300	55,913
	Molex, Inc.	2,250	66,533
[9]	Sanmina-SCI Corp.	6,000	48,000
[9]	Solectron Corp.	9,800	51,156
	Symbol Technologies, Inc.	2,700	39,663
	Tektronix, Inc.	1,100	33,363

	TOTAL ELECTRONIC EQUIPMENT & INSTRUMENTS		$409,403

	ENERGY EQUIPMENT & SERVICES -- 1.0%
	BJ Services Co.	1,375	70,125
	Baker Hughes, Inc.	3,320	142,196
	Halliburton Co.	3,790	140,382
[9]	Nabors Industries Ltd.	1,700	83,504
[9]	Noble Corp.	1,575	71,946
[9]	Rowan Companies, Inc.	1,060	27,062
	Schlumberger Ltd.	5,615	353,408
[9]	Transocean Sedco Forex, Inc.	3,449	121,577

	TOTAL ENERGY EQUIPMENT & SERVICES		$1,010,200

	FOOD & STAPLES RETAILING -- 3.4%
	Albertsons, Inc.	3,117	$71,099
	CVS Corp.	3,840	166,886
	Costco Wholesale Corp.	4,530	217,168
[9]	Kroger Co.	7,265	109,774
	SUPERVALU, Inc.	1,580	46,594
[9]	Safeway Inc.	4,455	81,259
	Sysco Corp.	5,655	182,487
	Wal-Mart Stores, Inc.	41,350	2,229,592
	Walgreen Co.	9,775	350,825
	Winn-Dixie Stores, Inc.	1,450	4,988

	TOTAL FOOD & STAPLES RETAILING		$3,460,672

	FOOD PRODUCTS -- 1.3%
	Archer-Daniels-Midland Co.	6,451	124,956
	Campbell Soup Co.	4,115	110,447
	ConAgra, Inc.	4,500	118,800
	General Mills, Inc.	3,625	160,406
	Heinz (H.J.) Co.	3,450	125,407
	Hershey Foods Corp.	2,470	125,204
	Kellogg Co.	4,000	172,000
	McCormick & Co., Inc.	1,600	56,688
	Sara Lee Corp.	7,720	179,722
	Wrigley (Wm.), Jr. Co.	2,210	144,534

	TOTAL FOOD PRODUCTS		$1,318,164

	GAS UTILITIES -- 0.2%
	KeySpan Corp.	1,700	67,915
	NICOR, Inc.	540	20,261
	NiSource, Inc.	2,692	57,743
	Peoples Energy Corp.	400	17,112

	TOTAL GAS UTILITIES		$163,031

	HEALTHCARE EQUIPMENT & SUPPLIES -- 2.2%
	Bard (C.R.), Inc.	1,290	73,272
	Bausch & Lomb, Inc.	640	39,014
	Baxter International, Inc.	5,940	182,714
	Becton, Dickinson & Co.	2,255	118,387
	Biomet, Inc.	2,200	102,696
[9]	Boston Scientific Corp.	7,920	279,576
[9]	Fisher Scientific International, Inc.	1,100	63,096
	Guidant Corp.	3,050	203,191
[9]	Hospira, Inc.	1,379	44,004
	Medtronic, Inc.	11,525	589,043
[9]	Millipore Corp.	530	24,375
	PerkinElmer, Inc.	1,030	21,156
[9]	St. Jude Medical, Inc.	1,680	128,638
	Stryker Corp.	3,500	150,815
[9]	Thermo Electron Corp.	1,580	$45,820
[9]	Waters Corp.	1,050	43,355
[9]	Zimmer Holdings, Inc.	2,327	180,552

	TOTAL HEALTHCARE EQUIPMENT & SUPPLIES		$2,289,704

	HEALTHCARE PROVIDERS & SERVICES -- 1.9%
	Aetna, Inc.	1,360	129,200
	AmerisourceBergen Corp.	1,200	66,048
[9]	Anthem, Inc.	1,200	96,480
	CIGNA Corp.	1,425	90,430
	Cardinal Health, Inc.	3,880	181,390
[9]	Caremark Rx, Inc.	4,000	119,880
[9]	Express Scripts, Inc., Class A	700	44,800
	HCA - The Healthcare Corp.	4,630	170,060
	Health Management Association, Class A	2,825	58,364
[9]	Humana, Inc.	1,790	34,279
	IMS Health, Inc.	2,350	49,773
	Manor Care, Inc.	790	25,865
	McKesson HBOC, Inc.	2,931	78,140
[9]	Medco Health Solutions, Inc.	2,268	76,908
	Quest Diagnostic, Inc.	1,050	91,917
[9]	Tenet Healthcare Corp.	5,137	55,069
	UnitedHealth Group, Inc.	6,400	463,360
[9]	Wellpoint Health Networks, Inc.	1,500	146,490

	TOTAL HEALTHCARE PROVIDERS & SERVICES		$1,978,453

	HOTELS, RESTAURANTS & LEISURE -- 1.5%
	Carnival Corp.	6,000	303,360
	Darden Restaurants, Inc.	2,050	50,225
	Harrah's Entertainment, Inc.	1,300	76,076
	Hilton Hotels Corp.	4,120	81,988
	International Game Technology	3,000	99,120
	Marriott International, Inc., Class A	2,330	126,962
	McDonald's Corp.	12,110	353,007
[9]	Starbucks Corp.	3,850	203,588
	Starwood Hotels & Resorts Worldwide, Inc.	1,700	81,141
	Wendy's International, Inc.	1,235	41,212
	Yum! Brands, Inc.	2,964	128,934

	TOTAL HOTELS, RESTAURANTS & LEISURE		$1,545,613

	HOUSEHOLD DURABLES -- 0.6%
	Black & Decker Corp.	950	76,266
	Centex Corp.	1,360	70,638
	Fortune Brands, Inc.	1,250	91,025
	KB HOME	520	42,770
	Leggett and Platt, Inc.	2,100	59,073
	Maytag Corp.	720	12,528
	Newell Rubbermaid, Inc.	3,150	67,914
	Pulte Corp.	1,240	68,051
	Snap-On Tools Corp.	680	$19,978
	Stanley Works	1,000	44,520
	Whirlpool Corp.	800	47,000

	TOTAL HOUSEHOLD DURABLES		$599,763

	HOUSEHOLD PRODUCTS -- 1.8%
	Clorox Co.	1,850	101,010
	Colgate-Palmolive Co.	4,730	211,053
	Kimberly-Clark Corp.	4,830	288,206
	Procter & Gamble Co.	24,400	1,248,792

	TOTAL HOUSEHOLD PRODUCTS		$1,849,061

	IT SERVICES -- 1.1%
[9]	Affiliated Computer Services, Inc., Class A	1,200	65,460
	Automatic Data Processing, Inc.	5,640	244,720
[9]	Computer Sciences Corp.	1,600	79,472
[9]	Convergys Corp.	1,700	22,117
	Electronic Data Systems Corp.	4,025	85,612
	First Data Corp., Class	7,914	326,690
[9]	Fiserv, Inc.	2,150	76,411
	Paychex, Inc.	3,325	109,040
	Sabre Group Holdings, Inc.	1,656	35,621
[9]	SunGard Data Systems, Inc.	2,400	63,576
[9]	Unisys Corp.	3,270	34,727

	TOTAL IT SERVICES		$1,143,446

	INDUSTRIAL CONGLOMERATES -- 4.6%
	3M Co.	7,420	575,569
	General Electric Co.	102,450	3,495,594
	Textron, Inc.	1,160	79,054
	Tyco International Ltd.	19,041	593,127

	TOTAL INDUSTRIAL CONGLOMERATES		$4,743,344

	INSURANCE -- 4.0%
	AON Corp.	2,630	53,678
	Ace Ltd.	2,800	106,568
	Aflac, Inc.	4,850	174,018
	Allstate Corp.	6,685	321,482
	Ambac Financial Group, Inc.	950	74,157
	American International Group, Inc.	25,121	1,525,096
	Chubb Corp.	1,875	135,244
	Cincinnati Financial Corp.	1,464	61,122
	Hartford Financial Services Group, Inc.	2,520	147,370
	Jefferson-Pilot Corp.	1,200	57,948
	Lincoln National Corp.	1,480	64,824
	MBIA Insurance Corp.	1,250	72,325
	Marsh & McLennan Cos., Inc.	4,639	128,315
	MetLife, Inc.	7,225	277,079
	Progressive Corp., OH	1,885	176,342
	Prudential Financial, Inc.	4,700	$218,409
	SAFECO Corp.	1,525	70,516
	The St. Paul Travelers Cos., Inc.	6,355	215,816
	Torchmark Corp.	1,200	64,824
	UNUMProvident Corp.	3,395	46,376
	XL Capital Ltd.	1,325	96,062

	TOTAL INSURANCE		$4,087,571

	INTERNET & CATALOG RETAIL -- 0.6%
[9]	eBay, Inc.	6,400	624,704
	INTERNET SOFTWARE & SERVICES -- 0.5%
[9]	Yahoo, Inc.	12,700	459,613
	LEISURE EQUIPMENT & PRODUCTS -- 0.2%
	Brunswick Corp.	900	42,228
	Eastman Kodak Co.	3,260	98,713
	Hasbro, Inc.	2,000	35,380
	Mattel, Inc.	3,640	63,736

	TOTAL LEISURE EQUIPMENT & PRODUCTS		$240,057

	MACHINERY -- 1.4%
	Caterpillar, Inc.	3,300	265,782
	Crane Co.	760	21,181
	Cummins, Inc.	410	28,733
	Danaher Corp.	3,030	167,044
	Deere & Co.	2,355	140,782
	Dover Corp.	1,710	67,152
	Eaton Corp.	1,290	82,495
	ITT Industries, Inc.	1,045	84,791
	Illinois Tool Works, Inc.	2,925	269,919
	Ingersoll-Rand Co., Class A	1,500	102,660
[9]	Navistar International Corp.	845	29,195
	PACCAR, Inc.	1,495	103,618
	Pall Corp.	1,480	38,273
	Parker-Hannifin Corp.	990	69,924

	TOTAL MACHINERY		$1,471,549

	MEDIA -- 3.5%
	Clear Channel Communications, Inc.	5,385	179,859
[9]	Comcast Corp., Class A	21,516	634,722
	Dow Jones & Co.	1,025	45,356
	Gannett Co., Inc.	2,600	215,670
[9]	Interpublic Group Cos., Inc.	3,500	42,910
	Knight-Ridder, Inc.	900	61,677
	McGraw-Hill Cos., Inc.	1,625	140,156
	Meredith Corp.	560	27,440
	New York Times Co., Class A	1,270	50,864
	Omnicom Group, Inc.	1,875	147,938
[9]	Time Warner, Inc.	43,950	731,328
	Tribune Co.	2,877	124,286
[9]	Univision Communications, Inc., Class A	3,200	$99,072
	Viacom, Inc., Class B	16,903	616,790
	Walt Disney Co.	19,555	493,177

	TOTAL MEDIA		$3,611,245

	METALS & MINING -- 0.7%
	Alcoa, Inc.	8,263	268,547
	Allegheny Technologies, Inc.	765	12,860
	Freeport-McMoRan Copper & Gold, Inc., Class B	1,830	66,283
	Newmont Mining Corp.	4,265	202,673
	Nucor Corp.	1,550	65,457
	Phelps Dodge Corp.	908	79,486
	United States Steel Corp.	915	33,599
	Worthington Industries, Inc.	940	18,659

	TOTAL METALS & MINING		$747,564

	MULTI-UTILITIES & UNREGULATED POWER -- 0.7%
[9]	AES Corp.	6,400	69,760
[9]	CMS Energy Corp.	1,000	9,360
[9]	Calpine Corp.	4,500	11,205
	Constellation Energy Group	1,455	59,102
	Dominion Resources, Inc.	3,000	192,960
	Duke Energy Corp.	8,675	212,798
[9]	Dynegy, Inc.	4,400	21,692
[9]	Mirant Corp.	4,169	1,584
	Public Service Enterprises Group, Inc.	2,010	85,606
	Sempra Energy	2,376	79,691

	TOTAL MULTI-UTILITIES & UNREGULATED POWER		$743,758

	MULTILINE RETAIL -- 1.1%
[9]	Big Lots, Inc.	1,290	15,983
	Dillards, Inc., Class A	1,080	22,129
	Dollar General Corp.	3,950	76,037
	Family Dollar Stores, Inc.	2,050	60,577
	Federated Department Stores, Inc.	1,800	90,810
[9]	Kohl's Corp.	3,250	164,970
	May Department Stores Co.	2,435	63,456
	Nordstrom, Inc.	1,575	68,009
	Penney (J.C.) Co., Inc.	2,300	79,557
	Sears, Roebuck & Co.	1,850	64,750
	Target Corp.	8,620	431,172

	TOTAL MULTILINE RETAIL		$1,137,450

	OFFICE ELECTRONICS -- 0.1%
[9]	Xerox Corp.	6,800	100,436
	OIL & GAS -- 6.3%
	Amerada-Hess Corp.	970	78,289
	Anadarko Petroleum Corp.	2,500	168,625
	Apache Corp.	3,196	162,037
	Ashland, Inc.	610	$35,148
	Burlington Resources, Inc.	3,834	159,111
	ChevronTexaco Corp.	20,700	1,098,342
	ConocoPhillips	6,568	553,748
	Devon Energy Corp.	2,250	166,432
	EOG Resources, Inc.	1,350	89,856
	El Paso Corp.	6,483	57,958
	Exxon Mobil Corp.	63,125	3,107,012
	Kerr-McGee Corp.	1,200	71,064
	Kinder Morgan, Inc.	1,000	64,370
	Marathon Oil Corp.	3,080	117,379
	Occidental Petroleum Corp.	3,775	210,758
	Sunoco, Inc.	735	54,655
	Unocal Corp.	2,205	92,059
	Valero Energy Corp.	2,400	103,128
	Williams Cos., Inc.	6,125	76,624

	TOTAL OIL & GAS		$6,466,595

	PAPER & FOREST PRODUCTS -- 0.5%
	Georgia-Pacific Corp.	2,201	76,133
	International Paper Co.	4,590	176,761
	Louisiana-Pacific Corp.	870	21,324
	MeadWestvaco Corp.	2,365	74,568
	Weyerhaeuser Co.	2,150	134,676

	TOTAL PAPER & FOREST PRODUCTS		$483,462

	PERSONAL PRODUCTS -- 0.6%
	Alberto-Culver Co., Class B	930	41,720
	Avon Products, Inc.	4,500	177,975
	Gillette Co.	9,590	397,793

	TOTAL PERSONAL PRODUCTS		$617,488

	PHARMACEUTICALS -- 7.0%
	Abbott Laboratories	14,790	630,498
	Allergan, Inc.	1,080	77,285
	Bristol-Myers Squibb Co.	18,475	432,869
[9]	Forest Laboratories, Inc., Class A	3,200	142,720
	Johnson & Johnson	28,843	1,683,854
[9]	King Pharmaceuticals, Inc.	2,733	29,817
	Lilly (Eli) & Co.	10,900	598,519
	Merck & Co., Inc.	21,145	662,050
	Mylan Laboratories, Inc.	2,400	41,328
	Pfizer, Inc.	73,655	2,132,312
	Schering Plough Corp.	13,975	253,087
[9]	Watson Pharmaceuticals, Inc.	1,200	33,636
	Wyeth	12,690	503,159

	TOTAL PHARMACEUTICALS		$7,221,134

	REAL ESTATE -- 0.5%
	Apartment Investment & Management Co., Class A	1,000	$36,690
	Equity Office Properties Trust	4,000	112,480
	Equity Residential Properties Trust	3,050	101,717
	Plum Creek Timber Co., Inc.	1,550	56,250
	Prologis Trust	2,000	77,960
	Simon Property Group, Inc.	2,200	128,304

	TOTAL REAL ESTATE		$513,401

	ROAD & RAIL -- 0.5%
	Burlington Northern Santa Fe	3,700	154,697
	CSX Corp.	1,870	68,255
	Norfolk Southern Corp.	3,275	111,186
	Union Pacific Corp.	2,495	157,110

	TOTAL ROAD & RAIL		$491,248

	SEMICONDUCTOR EQUIPMENT & PRODUCTS -- 3.0%
[9]	Advanced Micro Devices, Inc.	3,400	57,188
[9]	Altera Corp.	3,200	72,736
	Analog Devices, Inc.	3,200	128,832
[9]	Applied Materials, Inc.	16,350	263,235
[9]	Applied Micro Circuits Corp.	3,000	10,920
[9]	Broadcom Corp.	2,600	70,330
	Intel Corp.	62,250	1,385,685
[9]	KLA-Tencor Corp.	1,700	77,401
[9]	LSI Logic Corp.	4,360	19,838
	Linear Technology Corp.	2,750	104,170
	Maxim Integrated Products, Inc.	3,200	140,768
[9]	Micron Technology, Inc.	6,100	74,298
[9]	NVIDIA Corp.	1,825	26,408
	National Semiconductor Corp.	2,370	39,579
[9]	Novellus Systems, Inc.	1,800	46,638
[9]	PMC-Sierra, Inc.	2,000	20,520
[9]	Teradyne, Inc.	2,100	34,776
	Texas Instruments, Inc.	16,430	401,714
	Xilinx, Inc.	3,300	100,980

	TOTAL SEMICONDUCTOR EQUIPMENT & PRODUCTS		$3,076,016

	SOFTWARE -- 4.6%
	Adobe Systems, Inc.	2,000	112,060
	Autodesk, Inc.	1,380	72,795
[9]	BMC Software, Inc.	2,650	50,138
[9]	Citrix Systems, Inc.	2,000	48,260
	Computer Associates International, Inc.	5,600	155,176
[9]	Compuware Corp.	3,500	20,265
[9]	Electronic Arts, Inc.	2,600	116,792
[9]	Intuit, Inc.	1,725	$78,246
[9]	Mercury Interactive Corp.	900	39,087
	Microsoft Corp.	106,100	2,969,739
[9]	Novell, Inc.	3,325	23,907
[9]	Oracle Corp.	50,188	635,380
[9]	Parametric Technology Corp.	2,670	13,857
[9]	Peoplesoft, Inc.	3,250	67,503
[9]	Siebel Systems, Inc.	5,700	54,150
[9]	Symantec Corp.	2,700	153,738
[9]	Veritas Software Corp.	3,715	81,284

	TOTAL SOFTWARE		$4,692,377

	SPECIALTY RETAIL -- 2.5%
[9]	AutoNation, Inc.	3,450	59,443
[9]	AutoZone, Inc.	740	60,539
[9]	Bed Bath & Beyond, Inc.	2,600	106,054
	Best Buy Co., Inc.	3,150	186,543
	Boise Cascade Corp.	1,075	31,734
	Circuit City Stores, Inc.	2,350	38,187
	Gap (The), Inc.	8,695	173,726
	Home Depot, Inc.	21,292	874,675
	Limited, Inc.	3,984	98,724
	Lowe's Cos., Inc.	7,450	419,286
[9]	Office Depot, Inc.	3,300	53,427
	Radioshack Corp.	1,800	53,874
	Sherwin-Williams Co.	1,410	60,235
	Staples, Inc.	4,300	127,882
	TJX Cos., Inc.	5,040	120,859
	Tiffany & Co.	1,600	46,928
[9]	Toys `R' Us, Inc.	2,090	37,641

	TOTAL SPECIALTY RETAIL		$2,549,757

	TEXTILES, APPAREL & LUXURY GOODS -- 0.5%
[9]	Coach, Inc.	1,800	83,934
	Jones Apparel Group, Inc.	1,450	51,185
	Liz Claiborne, Inc.	1,340	54,779
	Nike, Inc., Class B	2,515	204,495
	Reebok International Ltd.	670	24,790
	V.F. Corp.	1,075	57,867

	TOTAL TEXTILES, APPAREL & LUXURY GOODS		$477,050

	THRIFTS & MORTGAGE FINANCE -- 1.8%
	Countrywide Financial Corp.	5,358	$171,081
	Federal Home Loan Mortgage Corp.	6,525	434,565
	Federal National Mortgage Association	9,225	647,134
	Golden West Financial Corp.	1,500	175,380
	MGIC Investment Corp.	800	51,448
	Sovereign Bancorp, Inc.	2,800	60,620
	Washington Mutual Bank FA	8,534	330,351

	TOTAL THRIFTS & MORTGAGE FINANCE		$1,870,579

	TOBACCO -- 1.1%
	Altria Group, Inc.	20,000	969,200
	Reynolds American, Inc.	1,400	96,404
	UST, Inc.	1,865	76,763

	TOTAL TOBACCO		$1,142,367

	TRADING COMPANIES & DISTRIBUTORS -- 0.1%
	Grainger (W.W.), Inc.	1,105	64,742
	WIRELESS TELECOMMUNICATION SERVICES -- 0.3%
[9]	NEXTEL Communications, Inc., Class A	10,590	280,529

TOTAL COMMON STOCKS (IDENTIFIED COST $95,279,962)			$101,286,277

POOLED INVESTMENT VEHICLES -- 0.8%
	S&P Depositary Receipts Trust, ADR (IDENTIFIED COST $778,955)	7,000	$792,400

MUTUAL FUNDS -- 0.6%
[8]	MTB Prime Money Market Fund, Institutional Shares	610,322	610,322
	SSGA Money Market Fund	33	33

TOTAL MUTUAL FUNDS (AT NET ASSET VALUE)			$610,355

TOTAL INVESTMENTS -- 99.9% (IDENTIFIED COST $96,669,272)			$102,689,032

OTHER ASSETS AND LIABILITIES -- NET -- 0.1%			$174,684

TOTAL NET ASSETS -- 100%			$102,863,716

See Notes to Portfolios of Investments

PORTFOLIO OF INVESTMENTS SUMMARY TABLE

MTB Large Cap Stock Fund
At October 31, 2004, the fund's sector classification1 was as follows:

STOCKS	Percentage of Total Investments[2]
Pharmaceuticals	6.6%
Healthcare Providers & Services	6.5%
Software	6.4%
Diversified Financial Services	5.6%
Insurance	5.5%
Specialty Retail	5.0%
Industrial Conglomerates	4.7%
Media	4.5%
Computers & Peripherals	4.1%
Oil & Gas	3.5%
Semiconductor Equipment & Products	3.4%
Commercial Banks	3.1%
Personal Products	2.8%
Healthcare Equipment & Supplies	2.7%
Capital Markets	2.6%
Aerospace & Defense	2.5%
Communications Equipment	2.3%
Beverages	2.2%
Household Products	2.1%
Commercial Services & Supplies	2.0%
Electronic Equipment & Supplies	2.0%
Household Durables	1.9%
Biotechnology	1.7%
Consumer Finance	1.7%
Energy Equipment & Services	1.5%
Road & Rail	1.5%
Thrifts & Mortgage Finance	1.5%
Electric Utilities	1.4%
Real Estate	1.4%
Leisure Equipment & Products	1.1%
Food & Staples Retailing	1.0%
Food Products	1.0%
Information Technology Services	1.0%
Metals & Mining	1.0%
Auto Components	0.7%
Hotels, Restaurants & Leisure	0.7%
Diversified Telecommunication Services	0.6%
Cash Equivalents[3]	0.2%

TOTAL	100%

(1) Except for Cash Equivalents, sector classifications are based upon, and individual portfolio securities are assigned to, the classifications of the Standard & Poor's Global Industry Classification Standard (SPGIC). Individual securities that are not included in the SPGIC are assigned to an index classification by the Fund's advisor.

(2) Percentages are based on total investments, which may differ from the Fund's total net assets used in computing the percentages in the Portfolio of Investments which follows.

(3) Cash Equivalents includes investments in money market mutual funds and any investments in overnight repurchase agreements.

PORTFOLIO OF INVESTMENTS

Description		Shares	Value
COMMON STOCKS -- 99.9%
	AEROSPACE & DEFENSE -- 2.5%
	Lockheed Martin Corp.	114,125	$6,287,146
	Raytheon Co.	140,904	5,140,178

	TOTAL AEROSPACE & DEFENSE		$11,427,324

	AUTO COMPONENTS -- 0.7%
	Lear Corp.	57,865	3,120,081
	BEVERAGES -- 2.2%
	Coca-Cola Co.	128,000	5,204,480
	PepsiCo, Inc.	98,000	4,858,840

	TOTAL BEVERAGES		$10,063,320

	BIOTECHNOLOGY -- 1.7%
[9]	Amgen, Inc.	138,111	7,844,705
	CAPITAL MARKETS -- 2.6%
	Bank of New York Co., Inc.	140,735	4,568,258
	Morgan Stanley	141,652	7,237,001

	TOTAL CAPITAL MARKETS		$11,805,259

	COMMERCIAL BANKS -- 3.1%
	Bank of America Corp.	195,000	8,734,050
	Wachovia Corp.	106,100	5,221,181

	TOTAL COMMERCIAL BANKS		$13,955,231

	COMMERCIAL SERVICES & SUPPLIES -- 2.0%
	Cendant Corp.	437,564	9,009,443
	COMMUNICATIONS EQUIPMENT -- 2.3%
[9]	Cisco Systems, Inc.	539,281	10,359,588
	COMPUTERS & PERIPHERALS -- 4.1%
[9]	Dell, Inc.	233,775	8,196,151
	IBM Corp.	114,331	10,261,207

	TOTAL COMPUTERS & PERIPHERALS		$18,457,358

	CONSUMER FINANCE -- 1.7%
	Capital One Financial Corp.	104,807	7,730,564
	DIVERSIFIED FINANCIAL SERVICES -- 5.6%
	CIT Group, Inc.	197,000	7,958,800
	Citigroup, Inc.	387,196	17,179,886

	TOTAL DIVERSIFIED FINANCIAL SERVICES		$25,138,686

	DIVERSIFIED TELECOMMUNICATION SERVICES -- 0.6%
	Verizon Communications	68,306	2,670,765
	ELECTRIC UTILITIES -- 1.4%
	DTE Energy Co.	149,672	6,392,491
	ELECTRONIC EQUIPMENT & INSTRUMENTS -- 2.0%
[9]	Solectron Corp.	530,182	$2,767,550
	Symbol Technologies, Inc.	422,238	6,202,676

	TOTAL ELECTRONIC EQUIPMENT & INSTRUMENTS		$8,970,226

	ENERGY EQUIPMENT & SERVICES -- 1.5%
[9]	Nabors Industries Ltd.	135,700	6,665,584
	FOOD & STAPLES RETAILING -- 1.0%
	Wal-Mart Stores, Inc.	81,482	4,393,509
	FOOD PRODUCTS -- 1.0%
	General Mills, Inc.	98,600	4,363,050
	HEALTHCARE EQUIPMENT & SUPPLIES -- 2.7%
[9]	Edwards Lifesciences Corp.	136,000	4,648,480
	Medtronic, Inc.	144,481	7,384,424

	TOTAL HEALTHCARE EQUIPMENT & SUPPLIES		$12,032,904

	HEALTHCARE PROVIDERS & SERVICES -- 6.5%
[9]	Caremark Rx, Inc.	263,799	7,906,056
[9]	Cerner Corp.	118,000	5,327,700
[9]	Express Scripts, Inc., Class A	94,695	6,060,480
	HCA - The Healthcare Corp.	131,994	4,848,140
	Health Management Association, Class A	254,981	5,267,907

	TOTAL HEALTHCARE PROVIDERS & SERVICES		$29,410,283

	HOTELS, RESTAURANTS & LEISURE -- 0.7%
	Carnival Corp.	61,500	3,109,440
	HOUSEHOLD DURABLES -- 1.9%
[9]	Toll Brothers, Inc.	183,500	8,505,225
	HOUSEHOLD PRODUCTS -- 2.1%
	Colgate-Palmolive Co.	96,500	4,305,830
	Procter & Gamble Co.	104,000	5,322,720

	TOTAL HOUSEHOLD PRODUCTS		$9,628,550

	IT SERVICES -- 1.0%
[9]	Accenture Ltd.	193,775	4,691,293
	INDUSTRIAL CONGLOMERATES -- 4.7%
	3M Co.	59,000	4,576,630
	General Electric Co.	489,908	16,715,661

	TOTAL INDUSTRIAL CONGLOMERATES		$21,292,291

	INSURANCE -- 5.5%
	Allstate Corp.	47,600	2,289,084
	American International Group, Inc.	186,415	11,317,255
	Lincoln National Corp.	143,700	6,294,060
	The St. Paul Travelers Cos., Inc.	140,682	4,777,561

	TOTAL INSURANCE		$24,677,960

	LEISURE EQUIPMENT & PRODUCTS -- 1.1%
	Mattel, Inc.	275,035	$4,815,863
	MEDIA -- 4.5%
	Clear Channel Communications, Inc.	128,040	4,276,536
[9]	Comcast Corp., Class A	322,800	9,522,600
	Viacom, Inc., Class B	183,730	6,704,308

	TOTAL MEDIA		$20,503,444

	METALS & MINING -- 1.0%
	Alcoa, Inc.	141,250	4,590,625
	OIL & GAS -- 3.5%
	ChevronTexaco Corp.	118,600	6,292,916
	Exxon Mobil Corp.	191,152	9,408,501

	TOTAL OIL & GAS		$15,701,417

	PERSONAL PRODUCTS -- 2.8%
	Estee Lauder Cos., Inc., Class A	175,300	7,529,135
	Gillette Co.	123,256	5,112,659

	TOTAL PERSONAL PRODUCTS		$12,641,794

	PHARMACEUTICALS -- 6.6%
	Johnson & Johnson	134,675	7,862,326
	Merck & Co., Inc.	91,764	2,873,131
	Pfizer, Inc.	441,926	12,793,758
	Wyeth	161,605	6,407,638

	TOTAL PHARMACEUTICALS		$29,936,853

	REAL ESTATE -- 1.4%
	St. Joe Co.	120,000	6,108,000
	ROAD & RAIL -- 1.5%
	Werner Enterprises, Inc.	316,700	6,714,040
	SEMICONDUCTOR EQUIPMENT & PRODUCTS -- 3.4%
	Intel Corp.	299,200	6,660,192
[9]	International Rectifier Corp.	223,923	8,900,939

	TOTAL SEMICONDUCTOR EQUIPMENT & PRODUCTS		$15,561,131

	SOFTWARE -- 6.5%
[9]	Electronic Arts, Inc.	141,800	$6,369,656
	Microsoft Corp.	467,773	13,092,966
[9]	Novell, Inc.	805,500	5,791,545
[9]	Synopsys, Inc.	241,000	3,913,840

	TOTAL SOFTWARE		$29,168,007

	SPECIALTY RETAIL -- 5.0%
[9]	CarMax, Inc.	312,500	8,231,250
	Home Depot, Inc.	187,194	7,689,930
	Staples, Inc.	220,807	6,566,800

	TOTAL SPECIALTY RETAIL		$22,487,980

	THRIFTS & MORTGAGE FINANCE -- 1.5%
	Federal National Mortgage Association	98,144	6,884,802

TOTAL COMMON STOCKS (IDENTIFIED COST $399,454,794)			$450,829,086

MUTUAL FUNDS -- 0.2%
[8]	MTB Prime Money Market Fund, Institutional Shares	944,552	944,552
	SSGA Money Market Fund	2	2

TOTAL MUTUAL FUNDS (AT NET ASSET VALUE)			$944,554

TOTAL INVESTMENTS -- 100.1% (IDENTIFIED COST $400,399,348)			$451,773,640

OTHER ASSETS AND LIABILITIES -- NET -- (0.1)%			$(419,002)

TOTAL NET ASSET -- 100%			$451,354,638

See Notes to Portfolios of Investments

PORTFOLIO OF INVESTMENTS SUMMARY TABLE

MTB Large Cap Growth Fund
At October 31, 2004, the fund's sector classification1 was as follows:

STOCKS	Percentage of Total Investments[2]
Pharmaceuticals	12.4%
Software	8.9%
Computers & Peripherals	6.4%
Industrial Conglomerates	6.0%
Communications Equipment	5.9%
Semiconductor Equipment & Products	5.5%
Energy Equipment & Services	5.0%
Biotechnology	4.8%
Healthcare Equipment & Supplies	4.0%
Beverages	3.8%
Household Products	3.6%
Electronic Equipment & Services	3.3%
Food & Staples Retailing	3.2%
Media	3.0%
Capital Markets	2.6%
Healthcare Providers & Services	2.2%
Aerospace & Defense	2.1%
Multiline Retail	2.1%
Specialty Retail	2.0%
Personal Products	1.9%
Air Freight & Logistics	1.8%
Consumer Finance	1.7%
Airlines	1.3%
Auto Components	1.2%
Thrifts & Mortgage Finance	1.1%
Food Products	1.0%
Metals & Mining	1.0%
Machinery	0.9%
Cash Equivalents[3]	1.3%

TOTAL	100%

(1) Except for Cash Equivalents, sector classifications are based upon, and individual portfolio securities are assigned to, the classifications of the Standard & Poor's Global Industry Classification Standard (SPGIC). Individual securities that are not included in the SPGIC are assigned to an index classification by the Fund's advisor.

(2) Percentages are based on total investments, which may differ from the Fund's total net assets used in computing the percentages in the Portfolio of Investments which follows.

(3) Cash Equivalents includes investments in money market mutual funds and any investments in overnight repurchase agreements.

PORTFOLIO OF INVESTMENTS

Description		Shares	Value
COMMON STOCKS -- 98.5%
	AEROSPACE & DEFENSE -- 2.1%
	Northrop Grumman Corp.	9,000	$465,750
	United Technologies Corp.	5,000	464,100

	TOTAL AEROSPACE & DEFENSE		$929,850

	AIR FREIGHT & LOGISTICS -- 1.8%
	United Parcel Service, Inc.	10,000	$791,800
	AIRLINES -- 1.3%
	Southwest Airlines Co.	35,000	551,950
	AUTO COMPONENTS -- 1.2%
	Lear Corp.	10,000	$539,200
	BEVERAGES -- 3.8%
	Coca-Cola Co.	10,000	406,600
	PepsiCo, Inc.	25,000	1,239,500

	TOTAL BEVERAGES		$1,646,100

	BIOTECHNOLOGY -- 4.8%
[9]	Amgen, Inc.	20,000	1,136,000
[9]	Biogen Idec, Inc.	5,000	290,800
[9]	Gilead Sciences, Inc.	19,000	657,970

	TOTAL BIOTECHNOLOGY		$2,084,770

	CAPITAL MARKETS -- 2.6%
	Morgan Stanley	22,000	1,123,980
	COMMUNICATIONS EQUIPMENT -- 5.9%
[9]	Cisco Systems, Inc.	80,000	1,536,800
[9]	Corning, Inc.	90,000	1,030,500

	TOTAL COMMUNICATIONS EQUIPMENT		$2,567,300

	COMPUTERS & PERIPHERALS -- 6.3%
[9]	Dell, Inc.	23,000	806,380
[9]	EMC Corp. Mass	65,000	836,550
	IBM Corp.	12,500	1,121,875

	TOTAL COMPUTERS & PERIPHERALS		$2,764,805

	CONSUMER FINANCE -- 1.7%
	Capital One Financial Corp.	10,000	737,600
	ELECTRONIC EQUIPMENT & INSTRUMENTS -- 3.3%
[9]	Jabil Circuit, Inc.	40,000	972,400
[9]	Solectron Corp.	85,000	443,700

	TOTAL ELECTRONIC EQUIPMENT & INSTRUMENTS		$1,416,100

	ENERGY EQUIPMENT & SERVICES -- 5.0%
[9]	Nabors Industries Ltd.	20,000	982,400
	Schlumberger Ltd.	5,000	314,700
[9]	Weatherford International Ltd.	17,000	888,420

	TOTAL ENERGY EQUIPMENT & SERVICES		$2,185,520

	FOOD & STAPLES RETAILING -- 3.2%
	Sysco Corp.	10,000	322,700
	Wal-Mart Stores, Inc.	20,000	1,078,400

	TOTAL FOOD & STAPLES RETAILING		$1,401,100

	FOOD PRODUCTS -- 1.0%
	General Mills, Inc.	10,000	442,500
	HEALTHCARE EQUIPMENT & SUPPLIES -- 4.0%
[9]	Boston Scientific Corp.	22,000	$776,600
[9]	Edwards Lifesciences Corp.	13,000	444,340
	Medtronic, Inc.	10,000	511,100

	TOTAL HEALTHCARE EQUIPMENT & SUPPLIES		$1,732,040

	HEALTHCARE PROVIDERS & SERVICES -- 2.2%
[9]	Express Scripts, Inc., Class A	15,000	960,000
	HOUSEHOLD PRODUCTS -- 3.6%
	Colgate-Palmolive Co.	10,000	446,200
	Procter & Gamble Co.	22,000	1,125,960

	TOTAL HOUSEHOLD PRODUCTS		$1,572,160

	INDUSTRIAL CONGLOMERATES -- 5.9%
	3M Co.	6,000	465,420
	General Electric Co.	62,000	2,115,440

	TOTAL INDUSTRIAL CONGLOMERATES		$2,580,860

	MACHINERY -- 0.9%
	Caterpillar, Inc.	5,000	402,700
	MEDIA -- 3.0%
[9]	Comcast Corp., Class A	25,000	737,500
	Viacom, Inc., Class B	15,000	547,350

	TOTAL MEDIA		$1,284,850

	METALS & MINING -- 1.0%
	Alcoa, Inc.	13,500	438,750
	MULTILINE RETAIL -- 2.1%
	Target Corp.	18,000	900,360
	PERSONAL PRODUCTS -- 1.9%
	Gillette Co.	20,000	829,600
	PHARMACEUTICALS -- 12.4%
	Abbott Laboratories	15,000	639,450
[9]	Forest Laboratories, Inc., Class A	5,000	223,000
	Johnson & Johnson	15,000	875,700
	Lilly (Eli) & Co.	10,000	549,100
	Merck & Co., Inc.	10,000	313,100
	Pfizer, Inc.	65,000	1,881,750
	Wyeth	23,000	911,950

	TOTAL PHARMACEUTICALS		$5,394,050

	SEMICONDUCTOR EQUIPMENT & PRODUCTS -- 5.5%
[9]	Applied Materials, Inc.	30,000	$483,000
	Intel Corp.	65,000	1,446,900
	Taiwan Semiconductor Manufacturing Co., ADR	60,000	454,200

	TOTAL SEMICONDUCTOR EQUIPMENT & PRODUCTS		$2,384,100

	SOFTWARE -- 8.9%
[9]	Electronic Arts, Inc.	10,000	449,200
	Microsoft Corp.	73,000	2,043,270
[9]	Synopsys, Inc.	20,000	324,800
[9]	Veritas Software Corp.	48,000	1,050,240

	TOTAL SOFTWARE		$3,867,510

	SPECIALTY RETAIL -- 2.0%
	Home Depot, Inc.	21,000	862,680
	THRIFTS & MORTGAGE FINANCE -- 1.1%
	Federal National Mortgage Association	7,000	$491,050

TOTAL COMMON STOCKS (IDENTIFIED COST $44,338,647)			$42,883,285

MUTUAL FUNDS -- 1.3%
[8]	MTB Prime Money Market Fund, Institutional Shares	560,779	560,779
	SSGA Money Market Fund	1	1

TOTAL MUTUAL FUNDS (AT NET ASSET VALUE)			$560,780

TOTAL INVESTMENTS -- 99.8% (IDENTIFIED COST $44,899,427)			$43,444,065

OTHER ASSETS AND LIABILITIES -- NET -- 0.2%			$106,468

TOTAL NET ASSETS -- 100%			$43,550,533

See Notes to Portfolios of Investments

PORTFOLIO OF INVESTMENTS SUMMARY TABLE

MTB Multi Cap Growth Fund
At October 31, 2004, the fund's sector classification1 was as follows:

STOCKS	Percentage of Total Investments[2]
Pharmaceuticals	9.0%
Electronic Equipment & Instruments	6.4%
Semiconductor Equipment & Products	5.2%
Energy Equipment & Services	5.0%
Auto Components	4.9%
Healthcare Equipment & Supplies	4.9%
Software	4.6%
Healthcare Providers & Services	4.6%
Biotechnology	4.2%
Computers & Peripherals	3.5%
Machinery	3.4%
Information Technology Services	3.4%
Aerospace & Defense	3.3%
Household Durables	3.3%
Real Estate	2.8%
Communications Equipment	2.8%
Household Products	2.4%
Chemicals	2.3%
Thrifts & Mortgage Finance	2.2%
Industrial Conglomerates	2.0%
Oil & Gas	2.0%
Food & Staples Retailing	1.8%
Diversified Financial Services	1.6%
Specialty Retail	1.6%
Consumer Finance	1.4%
Containers & Packaging	1.4%
Electrical Equipment	1.1%
Personal Products	1.0%
Building Products	1.0%
Commercial Services & Supplies	0.8%
Metals & Mining	0.6%
Multiline Retail	0.5%
Hotels, Restaurants & Leisure	0.5%
Cash Equivalents[3]	4.5%

TOTAL	100%

(1) Except for Cash Equivalents, sector classifications are based upon, and individual portfolio securities are assigned to, the classifications of the Standard & Poor's Global Industry Classification Standard (SPGIC). Individual securities that are not included in the SPGIC are assigned to an index classification by the Fund's advisor.

(2) Percentages are based on total investments, which may differ from the Fund's total net assets used in computing the percentages in the Portfolio of Investments which follows.

(3) Cash Equivalents includes investments in money market mutual funds and any investments in overnight repurchase agreements.

PORTFOLIO OF INVESTMENTS

Description		Shares	Value
COMMON STOCKS -- 96.0%
	AEROSPACE & DEFENSE -- 3.3%
	Boeing Co.	25,000	$1,247,500
	Precision Castparts Corp.	20,000	1,200,000
	United Technologies Corp.	11,500	1,067,430

	TOTAL AEROSPACE & DEFENSE		$3,514,930

	AUTO COMPONENTS -- 4.9%
[9]	Amerigon, Inc.	225,300	714,201
	BorgWarner, Inc.	50,000	2,319,000
	Lear Corp.	40,000	2,156,800

	TOTAL AUTO COMPONENTS		$5,190,001

	BIOTECHNOLOGY -- 4.2%
[9]	Affymetrix, Inc.	50,000	1,525,000
[9]	Amgen, Inc.	30,000	1,704,000
[9]	Calypte Biomedical Corp.	4,150,000	1,203,500
	Calypte Biomedical Corp., Warrants	437,500	0

	TOTAL BIOTECHNOLOGY		$4,432,500

	BUILDING PRODUCTS -- 1.0%
	Masco Corp.	30,000	1,027,800
	CHEMICALS -- 2.3%
	PPG Industries, Inc.	17,500	1,115,625
[9]	Zoltek Cos., Inc.	150,000	1,311,000

	TOTAL CHEMICALS		$2,426,625

	COMMERCIAL SERVICES & SUPPLIES -- 0.8%
[9]	Laureate Education, Inc.	22,500	882,450
	COMMUNICATIONS EQUIPMENT -- 2.8%
[9]	Cisco Systems, Inc.	60,000	1,152,600
[9]	Corning, Inc.	160,000	1,832,000

	TOTAL COMMUNICATIONS EQUIPMENT		$2,984,600

	COMPUTERS & PERIPHERALS -- 3.6%
[9]	Dell, Inc.	45,000	1,577,700
[9]	Electronics for Imaging, Inc.	85,000	1,533,400
	IBM Corp.	7,500	673,125

	TOTAL COMPUTERS & PERIPHERALS		$3,784,225

	CONSUMER FINANCE -- 1.4%
	Capital One Financial Corp.	20,000	1,475,200
	CONTAINERS & PACKAGING -- 1.4%
	Packaging Corp. of America	30,000	657,900
[9]	Smurfit-Stone Container Corp.	45,000	781,200

	TOTAL CONTAINERS & PACKAGING		$1,439,100

	DIVERSIFIED FINANCIAL SERVICES -- 1.6%
[9]	CapitalSource Inc.	75,000	$1,680,000
	ELECTRICAL EQUIPMENT -- 1.1%
[9]	Electric City Corp.	950,000	1,140,000
	ELECTRONIC EQUIPMENT & INSTRUMENTS -- 6.4%
[9]	Faro Technologies, Inc.	70,000	1,739,500
	Nam Tai Electronics, Inc.	70,000	1,446,900
[9]	Spatialight, Inc.	550,000	3,580,500

	TOTAL ELECTRONIC EQUIPMENT & INSTRUMENTS		$6,766,900

	ENERGY EQUIPMENT & SERVICES -- 5.0%
[9]	Nabors Industries Ltd.	30,000	1,473,600
	Patterson-UTI Energy, Inc.	50,000	961,500
	Schlumberger Ltd.	32,500	2,045,550
[9]	Weatherford International Ltd.	15,000	783,900

	TOTAL ENERGY EQUIPMENT & SERVICES		$5,264,550

	FOOD & STAPLES RETAILING -- 1.8%
	Wal-Mart Stores, Inc.	35,000	1,887,200
	HEALTH CARE EQUIPMENT & SUPPLIES -- 5.0%
[9]	Boston Scientific Corp.	75,000	2,647,500
[9]	Cytyc Corp.	40,000	1,043,600
	Medtronic, Inc.	30,000	1,533,300

	TOTAL HEALTH CARE EQUIPMENT & SUPPLIES		$5,224,400

	HEALTH CARE PROVIDERS & SERVICES -- 4.6%
[9]	Caremark Rx, Inc.	70,000	2,097,900
[9]	Cerner Corp.	15,000	677,250
[9]	Express Scripts, Inc., Class A	25,000	1,600,000
	Medical Properties Trust, Inc.	50,000	500,000

	TOTAL HEALTH CARE PROVIDERS & SERVICES		$4,875,150

	HOTELS RESTAURANTS & LEISURE -- 0.5%
	Ruby Tuesday, Inc.	20,000	494,000
	HOUSEHOLD DURABLES -- 3.3%
	D. R. Horton, Inc.	40,000	1,200,000
	Lennar Corp., Class A	25,000	1,124,500
[9]	Toll Brothers, Inc.	25,000	1,158,750

	TOTAL HOUSEHOLD DURABLES		$3,483,250

	HOUSEHOLD PRODUCTS -- 2.4%
	Colgate-Palmolive Co.	11,500	513,130
	Procter & Gamble Co.	40,000	2,047,200

	TOTAL HOUSEHOLD PRODUCTS		$2,560,330

	IT SERVICES -- 3.4%
[9]	Accenture Ltd.	50,000	$1,210,500
[9]	Cognizant Technology Solutions Corp.	40,000	1,360,000
[9]	Sapient Corp.	125,000	1,006,250

	TOTAL IT SERVICES		$3,576,750

	INDUSTRIAL CONGLOMERATES -- 2.0%
	3M Co.	10,000	775,700
	General Electric Co.	40,000	1,364,800

	TOTAL INDUSTRIAL CONGLOMERATES		$2,140,500

	MACHINERY -- 3.4%
	Caterpillar, Inc.	15,000	1,208,100
	Eaton Corp.	30,000	1,918,500
	Illinois Tool Works, Inc.	5,000	461,400

	TOTAL MACHINERY		$3,588,000

	METALS & MINING -- 0.6%
	Peabody Energy Corp.	10,000	637,800
	MULTILINE RETAIL -- 0.5%
	Target Corp.	10,000	500,200
	OIL & GAS -- 2.1%
[9]	Cheniere Energy, Inc.	40,000	993,600
	XTO Energy, Inc.	35,000	1,168,300

	TOTAL OIL & GAS		$2,161,900

	PERSONAL PRODUCTS -- 1.0%
	Estee Lauder Cos., Inc., Class A	25,000	1,073,750
	PHARMACEUTICALS -- 9.1%
	Abbott Laboratories	30,000	1,278,900
	Johnson & Johnson	40,000	2,335,200
	Pfizer, Inc.	165,000	4,776,750
	Wyeth	30,000	1,189,500

	TOTAL PHARMACEUTICALS		$9,580,350

	REAL ESTATE -- 2.9%
	St. Joe Co.	40,000	2,036,000
	Thornburg Mortgage Asset Co.	35,000	999,950

	TOTAL REAL ESTATE		$3,035,950

	SEMICONDUCTOR EQUIPMENT & PRODUCTS -- 5.2%
	Analog Devices, Inc.	10,000	$402,600
	Intel Corp.	80,000	1,780,800
[9]	International Rectifier Corp.	30,000	1,192,500
[9]	KLA-Tencor Corp.	10,000	455,300
[9]	Lam Research Corp.	25,000	650,750
[9]	Silicon Image, Inc.	75,000	1,027,500

	TOTAL SEMICONDUCTOR EQUIPMENT & PRODUCTS		$5,509,450

	SOFTWARE -- 4.6%
	Computer Associates International, Inc.	55,000	1,524,050
	Microsoft Corp.	100,000	2,799,000
[9]	Symantec Corp.	10,000	569,400

	TOTAL SOFTWARE		$4,892,450

	SPECIALTY RETAIL -- 1.6%
[9]	GameStop Corp.	85,000	1,665,150
	THRIFTS & MORTGAGE FINANCE -- 2.2%
	Countrywide Financial Corp.	45,000	1,436,850
	W Holding Co., Inc.	45,000	899,550

	TOTAL THRIFTS & MORTGAGE FINANCE		$2,336,400

TOTAL COMMON STOCKS (IDENTIFIED COST $98,082,858)			$101,231,861

8MUTUAL FUNDS -- 4.5%
	MTB Prime Money Market Fund Institutional Shares	4,295,697	4,295,697
	MTB Money Market Fund	466,303	466,303

TOTAL MUTUAL FUNDS (AT NET ASSET VALUE)			$4,762,000

TOTAL INVESTMENTS -- 100.5% (IDENTIFIED COST $102,844,858)			$105,993,861

OTHER ASSETS AND LIABILITIES -- NET -- (0.5)%			$(562,997)

TOTAL NET ASSETS -- 100%			$105,430,864

See Notes to Portfolios of Investments

PORTFOLIO OF INVESTMENTS SUMMARY TABLE

MTB Mid Cap Stock Fund
At October 31, 2004, the fund's sector classification1 was as follows:

STOCKS	Percentage of Total Investments[2]
Insurance	8.5%
Oil & Gas	6.7%
Healthcare Providers & Services	6.0%
Software	5.3%
Household Durables	4.2%
Specialty Retail	4.1%
Consumer Finance	3.6%
Media	3.4%
Multi Utilities & Unregulated Power	3.1%
Auto Components	3.0%
Hotels, Restaurants & Leisure	2.9%
Machinery	2.9%
Electric Utilities	2.7%
Healthcare Equipment & Supplies	2.7%
Energy Equipment & Services	2.6%
Multiline Retail	2.5%
Electrical Equipment	2.4%
Metals & Mining	2.4%
Semiconductor Equipment & Products	2.4%
Capital Markets	2.3%
Chemicals	2.3%
Textiles Apparel & Luxury Goods	2.1%
Diversified Financial Services	2.0%
Electronic Equipment & Instruments	2.0%
Commercial Banks	1.8%
Information Technology Services	1.7%
Commercial Services & Supplies	1.5%
Air Freight & Logistics	1.3%
Thrifts & Mortgage Finance	1.3%
Personal Products	1.2%
Beverages	1.1%
Leisure Equipment & Products	1.1%
Paper & Forest Products	1.0%
Road & Rail	1.0%
Building Products	0.8%
Tobacco	0.7%
Food Products	0.6%
Trading Companies & Distributions	0.5%
Communications Equipment	0.4%
Diversified Telecommunication Services	0.4%
Aerospace & Defense	0.3%
Automobiles	0.3%
Airlines	0.1%
Cash Equivalents[3]	0.8%

TOTAL	100%

(1) Except for Cash Equivalents, sector classifications are based upon, and individual portfolio securities are assigned to, the classifications of the Standard & Poor's Global Industry Classification Standard (SPGIC). Individual securities that are not included in the SPGIC are assigned to an index classification by the Fund's advisor.

(2) Percentages are based on total investments, which may differ from the Fund's total net assets used in computing the percentages in the Portfolio of Investments which follows.

(3) Cash Equivalents includes investments in money market mutual funds and any investments in overnight repurchase agreements.

PORTFOLIO OF INVESTMENTS

Description		Shares	Value
COMMON STOCKS -- 98.8%
	AEROSPACE & DEFENSE -- 0.3%
[9]	United Defense Industries, Inc.	11,600	$465,624
	AIR FREIGHT & LOGISTICS -- 1.3%
	C.H. Robinson Worldwide, Inc.	33,700	1,817,778
	AIRLINES -- 0.2%
[9]	Northwest Airlines Corp., Class A	36,000	318,600
	AUTO COMPONENTS -- 3.0%
	American Axle & Manufacturing Holdings, Inc.	11,800	338,660
	BorgWarner, Inc.	55,500	2,574,090
	Magna International, Inc., Class A	18,800	1,371,460

	TOTAL AUTO COMPONENTS		$4,284,210

	AUTOMOBILES -- 0.3%
	Harley Davidson, Inc.	6,700	385,719
	BEVERAGES -- 1.1%
[9]	Constellation Brands, Inc., Class A	40,200	1,577,046
	BUILDING PRODUCTS -- 0.8%
[9]	American Standard Cos., Inc.	29,300	1,071,501
	CAPITAL MARKETS -- 2.2%
[9]	E*Trade Group, Inc.	158,900	2,049,810
	Edwards(AG), Inc.	31,200	1,131,312

	TOTAL CAPITAL MARKETS		$3,181,122

	CHEMICALS -- 2.3%
	Cytec Industries, Inc.	15,000	697,650
	Georgia Gulf Corp.	21,200	959,724
	Monsanto Co.	8,200	350,550
	Rohm & Haas Co.	29,600	1,254,744

	TOTAL CHEMICALS		$3,262,668

	COMMERCIAL BANKS -- 1.8%
	Boston Private Financial Holdings, Inc.	22,300	547,242
	Comerica, Inc.	12,800	787,328
	First Community Bancorp, Inc.	16,500	692,505
	UnionBanCal Corp.	9,300	564,975

	TOTAL COMMERCIAL BANKS		$2,592,050

	COMMERCIAL SERVICES & SUPPLIES -- 1.5%
[9]	Dun & Bradstreet Corp.	15,500	876,680
[9]	Laureate Education, Inc.	7,600	298,072
	Manpower, Inc.	21,600	977,400

	TOTAL COMMERCIAL SERVICES & SUPPLIES		$2,152,152

	COMMUNICATIONS EQUIPMENT -- 0.4%
	Harris Corp.	9,800	602,994
	CONSUMER FINANCE -- 3.6%
	Capital One Financial Corp.	28,600	$2,109,536
[9]	First Marblehead Corp.	28,100	1,506,160
[9]	Providian Financial Corp.	93,000	1,446,150

	TOTAL CONSUMER FINANCE		$5,061,846

	DIVERSIFIED FINANCIAL SERVICES -- 2.0%
	CIT Group, Inc.	37,900	1,531,160
	Principal Financial Group	32,800	1,238,528

	TOTAL DIVERSIFIED FINANCIAL SERVICES		$2,769,688

	DIVERSIFIED TELECOMMUNICATION SERVICES -- 0.4%
	CenturyTel, Inc.	8,900	285,601
	Citizens Communications Co., Class B	21,200	284,080

	TOTAL DIVERSIFIED TELECOMMUNICATION SERVICES		$569,681

	ELECTRIC UTILITIES -- 2.7%
	Edison International	71,500	2,180,750
	TXU Corp.	27,000	1,652,940

	TOTAL ELECTRIC UTILITIES		$3,833,690

	ELECTRICAL EQUIPMENT -- 2.4%
	American Power Conversion Corp.	81,800	1,577,104
	Rockwell Automation, Inc.	43,200	1,801,008

	TOTAL ELECTRICAL EQUIPMENT		$3,378,112

	ELECTRONIC EQUIPMENT & INSTRUMENTS -- 2.0%
	CDW Corp.	23,300	1,445,299
[9]	Trimble Navigation Ltd.	17,000	487,730
[9]	Vishay Intertechnology, Inc.	63,900	826,227

	TOTAL ELECTRONIC EQUIPMENT & INSTRUMENTS		$2,759,256

	ENERGY EQUIPMENT & SERVICES -- 2.6%
[9]	Grant Prideco, Inc.	119,300	2,452,808
[9]	National-Oilwell, Inc.	37,400	1,260,754

	TOTAL ENERGY EQUIPMENT & SERVICES		$3,713,562

	FOOD PRODUCTS -- 0.6%
	Archer-Daniels-Midland Co.	45,100	873,587
	HEALTHCARE EQUIPMENT & SUPPLIES -- 2.7%
	Bard (C.R.), Inc.	13,200	749,760
	Biomet, Inc.	12,800	597,504
[9]	St. Jude Medical, Inc.	22,200	1,699,854
[9]	Varian Medical Systems, Inc.	20,200	811,030

	TOTAL HEALTHCARE EQUIPMENT & SUPPLIES		$3,858,148

	HEALTHCARE PROVIDERS & SERVICES -- 6.0%
	Aetna, Inc.	13,500	$1,282,500
	AmerisourceBergen Corp.	5,400	297,216
[9]	Anthem, Inc.	18,200	1,463,280
[9]	Community Health Systems, Inc.	44,200	1,185,444
[9]	Coventry Health Care, Inc.	13,000	531,700
[9]	DaVita, Inc.	38,800	1,149,256
[9]	Laboratory Corporation of America Holdings	7,500	343,500
[9]	Lincare Holdings, Inc.	30,300	1,113,828
	Quest Diagnostic, Inc.	4,900	428,946
[9]	Triad Hospitals, Inc.	21,700	716,751

	TOTAL HEALTH CARE PROVIDERS & SERVICES		$8,512,421

	HOTELS RESTAURANTS & LEISURE -- 2.9%
[9]	Brinker International, Inc.	34,200	1,104,660
	Hilton Hotels Corp.	55,900	1,112,410
	International Speedway Corp., Class A	24,000	1,128,960
	Station Casinos, Inc.	15,500	789,725

	TOTAL HOTELS RESTAURANTS & LEISURE		$4,135,755

	HOUSEHOLD DURABLES -- 4.2%
	American Greetings Corp., Class A	20,600	544,870
	D. R. Horton, Inc.	22,600	678,000
	Harman International Industries, Inc.	12,800	1,538,304
[9]	Hovnanian Enterprises, Inc., Class A	24,300	912,222
	Leggett and Platt, Inc.	27,700	779,201
	Lennar Corp., Class A	22,200	998,556
	Pulte Corp.	9,700	532,336

	TOTAL HOUSEHOLD DURABLES		$5,983,489

	IT SERVICES -- 1.7%
[9]	Accenture Ltd.	60,600	1,467,126
[9]	Computer Sciences Corp.	6,200	307,954
[9]	DST Systems, Inc.	12,500	560,625

	TOTAL IT SERVICES		$2,335,705

	INSURANCE -- 8.4%
	Chubb Corp.	19,900	1,435,387
	Everest Re Group Ltd.	29,500	2,341,415
	Hartford Financial Services Group, Inc.	23,000	1,345,040
	Lincoln National Corp.	38,100	1,668,780
	MBIA Insurance Corp.	12,300	711,678
	Old Republic International Corp.	79,400	1,853,990
	PartnerRe Ltd.	12,500	726,875
	Protective Life Corp.	29,800	1,171,140
	SAFECO Corp.	14,900	688,976

	TOTAL INSURANCE		$11,943,281

	LEISURE EQUIPMENT & PRODUCTS -- 1.0%
	Brunswick Corp.	7,500	$351,900
[9]	Marvel Enterprises, Inc.	47,300	728,420
[9]	RC2 Corp.	14,100	392,826

	TOTAL LEISURE EQUIPMENT & PRODUCTS		$1,473,146

	MACHINERY -- 2.9%
	Danaher Corp.	14,000	771,820
	ITT Industries, Inc.	12,300	998,022
	Pall Corp.	89,000	2,301,540

	TOTAL MACHINERY		$4,071,382

	MEDIA -- 3.3%
	E.W. Scripps Co., Class A	24,200	1,154,824
	McGraw-Hill Cos., Inc.	13,400	1,155,750
	Omnicom Group, Inc.	18,100	1,428,090
[9]	Radio One, Inc.	25,100	368,719
	WPP Group PLC, ADR	12,400	623,224

	TOTAL MEDIA		$4,730,607

	METALS & MINING -- 2.3%
	CONSOL Energy, Inc.	16,200	573,480
	Nucor Corp.	20,000	844,600
	United States Steel Corp.	51,700	1,898,424

	TOTAL METALS & MINING		$3,316,504

	MULTI-UTILITIES & UNREGULATED POWER -- 3.1%
[9]	AES Corp.	96,800	1,055,120
	Constellation Energy Group, Inc.	49,000	1,990,380
	Sempra Energy	40,800	1,368,432

	TOTAL MULTI-UTILITIES & UNREGULATED POWER		$4,413,932

	MULTILINE RETAIL -- 2.5%
	Federated Department Stores, Inc.	36,200	1,826,290
	Nordstrom, Inc.	40,100	1,731,518

	TOTAL MULTILINE RETAIL		$3,557,808

	OIL & GAS -- 6.7%
	Devon Energy Corp.	28,700	2,122,939
	EOG Resources, Inc.	10,500	698,880
[9]	Forest Oil Corp.	26,800	817,400
	Murphy Oil Corp.	32,900	2,632,658
[9]	Newfield Exploration Co.	20,300	1,181,460
	Overseas Shipholding Group, Inc.	7,200	410,040
	Pioneer Natural Resources, Inc.	51,000	1,652,400

	TOTAL OIL & GAS		$9,515,777

	PAPER & FOREST PRODUCTS -- 1.0%
	Georgia-Pacific Corp.	40,900	1,414,731
	PERSONAL PRODUCTS -- 1.2%
	Avon Products, Inc.	9,200	$363,860
	Estee Lauder Cos., Inc., Class A	30,600	1,314,270

	TOTAL PERSONAL PRODUCTS		$1,678,130

	ROAD & RAIL -- 1.0%
	Norfolk Southern Corp.	40,400	1,371,580
	SEMICONDUCTOR EQUIPMENT & PRODUCTS -- 2.4%
[9]	ATI Technologies, Inc.	27,000	487,350
	Analog Devices, Inc.	17,400	700,524
[9]	Applied Micro Circuits Corp.	104,600	380,744
[9]	Cree, Inc.	20,100	693,651
[9]	Novellus Systems, Inc.	20,700	536,337
[9]	RF Micro Devices, Inc.	85,200	554,652

	TOTAL SEMICONDUCTOR EQUIPMENT & PRODUCTS		$3,353,258

	SOFTWARE -- 5.3%
	Adobe Systems, Inc.	29,100	1,630,473
[9]	Check Point Software Technologies Ltd.	73,400	1,660,381
[9]	Electronic Arts, Inc.	31,000	1,392,520
[9]	Intuit, Inc.	28,500	1,292,760
[9]	McAfee, Inc.	34,800	842,160
[9]	Synopsys, Inc.	38,900	631,736

	TOTAL SOFTWARE		$7,450,030

	SPECIALTY RETAIL -- 4.1%
	Abercrombie & Fitch Co., Class A	21,100	826,698
[9]	Advance Auto Parts, Inc.	33,100	1,294,872
	Circuit City Stores, Inc.	24,500	398,125
	Claire's Stores, Inc.	27,000	702,540
	Foot Locker, Inc.	19,900	485,560
	Limited, Inc.	11,400	282,492
	PetSmart, Inc.	20,600	$658,788
	Sherwin-Williams Co.	6,500	277,680
	TJX Cos., Inc.	37,700	904,046

	TOTAL SPECIALTY RETAIL		$5,830,801

	TEXTILES APPAREL & LUXURY GOODS -- 2.1%
[9]	Coach, Inc.	39,500	1,841,885
	Liz Claiborne, Inc.	16,400	670,432
[9]	Warnaco Group, Inc.	21,200	432,480

	TOTAL TEXTILES APPAREL & LUXURY GOODS		$2,944,797

	THRIFTS & MORTGAGE FINANCE -- 1.3%
	PMI Group, Inc.	21,200	822,984
	W Holding Co., Inc.	49,700	993,503

	TOTAL THRIFTS & MORTGAGE FINANCE		1,816,487

	TOBACCO -- 0.7%
	Reynolds American, Inc.	14,500	998,470
	TRADING COMPANIES & DISTRIBUTORS -- 0.5%
	Grainger (W.W.), Inc.	10,800	632,772

TOTAL COMMON STOCKS (IDENTIFIED COST $121,739,925)			$140,009,897

MUTUAL FUND -- 0.8%
[8]	MTB Prime Money Market Fund, Institutional Shares (AT NET ASSET VALUE)	1,190,013	$1,190,013

TOTAL INVESTMENTS -- 99.6% (IDENTIFIED COST $122,929,938)			$141,199,910

OTHER ASSETS AND LIABILITIES -- NET -- 0.4%			$571,261

TOTAL NET ASSETS -- 100%			$141,771,171

See Notes to Portfolios of Investments

PORTFOLIO OF INVESTMENTS SUMMARY TABLE

MTB Mid Cap Growth Fund
At October 31, 2004, the fund's sector classification1 was as follows:

STOCKS	Percentage of Total Investments[2]
Healthcare Providers & Services	12.0%
Specialty Retail	8.0%
Software	7.0%
Electronic Equipment & Instruments	5.2%
Biotechnology	5.0%
Commercial Services & Supplies	4.6%
Household Durables	4.3%
Media	3.9%
Healthcare Equipment & Supplies	3.7%
Hotels, Restaurants & Leisure	3.4%
Semiconductor Equipment & Products	3.4%
Energy Equipment & Services	3.3%
Capital Markets	3.0%
Diversified Financial Services	3.0%
Oil & Gas	2.8%
Thrifts & Mortgage Finance	2.4%
Computers & Peripherals	2.2%
Multiline Retail	2.1%
Internet Software & Services	2.0%
Machinery	1.8%
Real Estate	1.8%
Personal Products	1.6%
Commercial Banks	1.5%
Consumer Finance	1.5%
Building Products	1.4%
Road & Rail	1.4%
Containers & Packaging	1.3%
Insurance	1.2%
Auto Components	1.0%
Metals & Mining	1.0%
Household Products	0.8%
Cash Equivalents[3]	2.4%

TOTAL	100%

(1) Except for Cash Equivalents, sector classifications are based upon, and individual portfolio securities are assigned to, the classifications of the Standard & Poor's Global Industry Classification Standard (SPGIC). Individual securities that are not included in the SPGIC are assigned to an index classification by the Fund's advisor.

(2) Percentages are based on total investments, which may differ from the Fund's total net assets used in computing the percentages in the Portfolio of Investments which follows.

(3) Cash Equivalents includes investments in money market mutual funds and any investments in overnight repurchase agreements.

PORTFOLIO OF INVESTMENTS

Description		Shares	Value
COMMON STOCKS -- 98.1%
	AUTO COMPONENTS -- 1.0%
	Lear Corp.	16,200	$873,504
	BIOTECHNOLOGY -- 5.0%
[9]	Affymetrix, Inc.	27,700	844,850
[9]	Biogen Idec, Inc.	13,915	809,296
[9]	Gilead Sciences, Inc.	39,500	1,367,885
[9]	Protein Design Laboratories, Inc.	65,400	1,252,410

	TOTAL BIOTECHNOLOGY		$4,274,441

	BUILDING PRODUCTS -- 1.4%
	Masco Corp.	35,700	1,223,082
	CAPITAL MARKETS -- 3.0%
[9]	Affiliated Managers Group	22,100	1,234,064
	Northern Trust Corp.	30,500	1,297,470

	TOTAL CAPITAL MARKETS		$2,531,534

	COMMERCIAL BANKS -- 1.5%
[9]	Dime Bancorp, Inc., Warrants	9,500	1,140
	UCBH Holdings, Inc.	29,300	1,262,537

	TOTAL COMMERCIAL BANKS		$1,263,677

	COMMERCIAL SERVICES & SUPPLIES -- 4.6%
[9]	Career Education Corp.	28,900	906,593
[9]	Laureate Education, Inc.	34,400	1,349,168
[9]	United Rentals, Inc.	27,600	426,420
[9]	Waste Connections, Inc.	39,050	1,230,856

	TOTAL COMMERCIAL SERVICES & SUPPLIES		$3,913,037

	COMPUTERS & PERIPHERALS -- 2.2%
[9]	Electronics for Imaging, Inc.	72,050	1,299,782
[9]	Sandisk Corp.	27,900	582,273

	TOTAL COMPUTERS & PERIPHERALS		$1,882,055

	CONSUMER FINANCE -- 1.5%
	Capital One Financial Corp.	17,700	1,305,552
	CONTAINERS & PACKAGING -- 1.3%
[9]	Pactiv Corp.	44,900	1,063,681
	DIVERSIFIED FINANCIAL SERVICES -- 3.1%
	CIT Group, Inc.	36,400	1,470,560
[9]	CapitalSource Inc.	50,000	1,120,000

	TOTAL DIVERSIFIED FINANCIAL SERVICES		$2,590,560

	ELECTRONIC EQUIPMENT & INSTRUMENTS -- 5.2%
	CDW Corp.	35,600	$2,208,268
	Symbol Technologies, Inc.	88,600	1,301,534
[9]	Vishay Intertechnology, Inc.	69,900	903,807

	TOTAL ELECTRONIC EQUIPMENT & INSTRUMENTS		$4,413,609

	ENERGY EQUIPMENT & SERVICES -- 3.3%
[9]	Nabors Industries Ltd.	32,500	1,596,400
[9]	Weatherford International Ltd.	23,700	1,238,562

	TOTAL ENERGY EQUIPMENT & SERVICES		$2,834,962

	HEALTHCARE EQUIPMENT & SUPPLIES -- 3.7%
[9]	Cytyc Corp.	66,000	1,721,940
[9]	Edwards Lifesciences Corp.	41,900	1,432,142

	TOTAL HEALTHCARE EQUIPMENT & SUPPLIES		$3,154,082

	HEALTHCARE PROVIDERS & SERVICES -- 12.0%
[9]	Amerigroup Corp.	31,200	1,872,000
[9]	Amsurg Corp.	54,600	1,277,094
[9]	Caremark Rx, Inc.	47,000	1,408,590
[9]	Cerner Corp.	35,500	1,602,825
[9]	Express Scripts, Inc., Class A	20,600	1,318,400
[9]	Psychiatric Solutions, Inc.	55,600	1,415,020
[9]	United Surgical Partners International, Inc.	37,600	1,316,376

	TOTAL HEALTHCARE PROVIDERS & SERVICES		$10,210,305

	HOTELS, RESTAURANTS & LEISURE -- 3.4%
	Outback Steakhouse, Inc.	41,300	1,635,067
	Royal Caribbean Cruises Ltd.	27,300	1,272,180

	TOTAL HOTELS, RESTAURANTS & LEISURE		$2,907,247

	HOUSEHOLD DURABLES -- 4.3%
	Harman International Industries, Inc.	16,700	2,007,006
[9]	Toll Brothers, Inc.	35,800	1,659,330

	TOTAL HOUSEHOLD DURABLES		$3,666,336

	HOUSEHOLD PRODUCTS -- 0.8%
[9]	Energizer Holdings, Inc.	15,200	705,736
	INSURANCE -- 1.2%
	Lincoln National Corp.	23,400	1,024,920
	INTERNET SOFTWARE & SERVICES -- 2.0%
[9]	Verisign, Inc.	64,600	1,733,218
	MACHINERY -- 1.8%
	Harsco Corp.	31,200	$1,511,640
	MEDIA -- 3.9%
[9]	Cumulus Media, Inc., Class A	79,900	1,298,375
[9]	Navarre Corp.	38,000	570,000
	Washington Post Co., Class B	700	640,500
[9]	XM Satellite Radio Holdings, Inc., Class A	25,700	830,624

	TOTAL MEDIA		$3,339,499

	METALS & MINING -- 1.0%
	Peabody Energy Corp.	13,000	829,140
	MULTILINE RETAIL -- 2.1%
[9]	Dollar Tree Stores, Inc.	61,900	1,788,910
	OIL & GAS -- 2.8%
	XTO Energy, Inc.	70,907	2,366,876
	PERSONAL PRODUCTS -- 1.6%
	Estee Lauder Cos., Inc., Class A	32,200	1,382,990
	REAL ESTATE -- 1.9%
	St. Joe Co.	30,925	1,574,083
	ROAD & RAIL -- 1.4%
	Werner Enterprises, Inc.	57,300	1,214,760
	SEMICONDUCTOR EQUIPMENT & PRODUCTS -- 3.4%
[9]	Cree, Inc.	25,000	862,750
[9]	International Rectifier Corp.	50,800	2,019,300

	TOTAL SEMICONDUCTOR EQUIPMENT & PRODUCTS		$2,882,050

	SOFTWARE -- 7.1%
[9]	Cadence Design Systems, Inc.	56,900	707,836
[9]	Electronic Arts, Inc.	30,450	1,367,814
[9]	Novell, Inc.	188,600	1,356,034
[9]	Opsware, Inc.	196,300	1,061,983
[9]	Symantec Corp.	13,700	780,078
[9]	Synopsys, Inc.	44,150	716,996

	TOTAL SOFTWARE		$5,990,741

	SPECIALTY RETAIL -- 8.1%
[9]	CarMax, Inc.	69,300	$1,825,362
[9]	GameStop Corp.	62,500	1,224,375
	Michaels Stores, Inc.	57,600	1,676,160
	Pier 1 Imports, Inc.	46,300	831,085
	Staples, Inc.	43,400	1,290,716

	TOTAL SPECIALTY RETAIL		$6,847,698

	THRIFTS & MORTGAGE FINANCE -- 2.5%
	Countrywide Financial Corp.	44,100	1,408,113
	W Holding Co., Inc.	33,400	667,666

	TOTAL THRIFTS & MORTGAGE FINANCE		$2,075,779

TOTAL COMMON STOCKS (IDENTIFIED COST $69,713,999)			$83,375,704

MUTUAL FUNDS -- 2.4%
[8]	MTB Prime Money Market Fund, Institutional Shares	2,014,271	2,014,271
[8]	MTB Money Market Fund	2	2
	SSGA Money Market Fund	1	1

TOTAL MUTUAL FUNDS (AT NET ASSET VALUE)			$2,014,274

TOTAL INVESTMENTS -- 100.5% (IDENTIFIED COST $71,728,273)			$85,389,978

OTHER ASSETS AND LIABILITIES -- NET -- (0.5)%			$(424,732)

TOTAL NET ASSETS -- 100%			$84,965,246

See Notes to Portfolios of Investments

PORTFOLIO OF INVESTMENTS SUMMARY TABLE

MTB Small Cap Stock Fund
At October 31, 2004, the fund's sector classification1 was as follows:

STOCKS	Percentage of Total Investments[2]
Semiconductor Equipment & Products	9.7%
Biotechnology	5.5%
Commercial Banks	5.4%
Real Estate	5.1%
Specialty Retail	4.5%
Insurance	4.1%
Thrifts & Mortgage Finance	3.8%
Software	3.6%
Commercial Services & Supplies	3.5%
Household Durables	3.3%
Hotels, Restaurants & Leisure	3.2%
Chemicals	3.0%
Internet Software & Services	2.6%
Oil & Gas	2.6%
Machinery	2.5%
Computers & Peripherals	2.3%
Electronic Equipment & Instruments	2.3%
Communications Equipment	2.2%
Auto Components	2.1%
Capital Markets	2.1%
Building Products	1.8%
Healthcare Providers & Services	1.8%
Textiles Apparel & Luxury Goods	1.8%
Metals & Mining	1.7%
Electric Utilities	1.6%
Food & Staples Retailing	1.6%
Healthcare Equipment & Supplies	1.3%
Leisure Equipment & Products	1.3%
Electrical Equipment	1.1%
Consumer Finance	1.0%
Diversified Financial Services	1.0%
Energy Equipment & Services	0.9%
Food Products	0.9%
Gas Utilities	0.9%
Pharmaceuticals	0.9%
Air Freight & Logistics	0.8%
Information Technology Services	0.7%
Construction & Engineering	0.6%
Multi-Utilities & Unregulated Power	0.6%
Tobacco	0.6%
Industrial Conglomerates	0.5%
Multiline Retail	0.5%
Road & Rail	0.5%
Diversified Telecommunication Services	0.2%
Containers & Packaging	0.0%
Cash Equivalents[3]	2.0%

TOTAL	100%

(1) Except for Cash Equivalents, sector classifications are based upon, and individual portfolio securities are assigned to, the classifications of the Standard & Poor's Global Industry Classification Standard (SPGIC). Individual securities that are not included in the SPGIC are assigned to an index classification by the Fund's advisor.

(2) Percentages are based on total investments, which may differ from the Fund's total net assets used in computing the percentages in the Portfolio of Investments which follows.

(3) Cash Equivalents includes investments in money market mutual funds and any investments in overnight repurchase agreements.

PORTFOLIO OF INVESTMENTS

Description		Shares	Value
COMMON STOCKS -- 98.2%
	AIR FREIGHT & LOGISTICS -- 0.8%
	Ryder Systems, Inc.	25,100	$1,257,510
	AUTO COMPONENTS -- 2.1%
	American Axle & Manufacturing Holdings, Inc.	24,300	697,410
	ArvinMeritor, Inc.	29,000	541,140
	BorgWarner, Inc.	24,200	1,122,396
	Cooper Tire & Rubber Co.	44,700	870,756

	TOTAL AUTO COMPONENTS		$3,231,702

	BIOTECHNOLOGY -- 5.5%
[9]	Alkermes, Inc.	32,200	398,314
[9]	ArQule, Inc.	11,100	49,950
[9]	Cell Genesys, Inc.	111,329	730,318
[9]	Corixa Corp.	95,900	381,203
[9]	Cubist Pharmaceuticals, Inc.	94,700	966,414
[9]	Dendreon Corp.	89,400	924,396
[9]	Exact Sciences Corp.	49,700	131,705
[9]	Genta, Inc.	112,500	281,250
[9]	Icoria, Inc.	162,500	73,125
[9]	Isis Pharmaceuticals, Inc.	114,100	531,136
[9]	Kosan Biosciences, Inc.	41,800	261,250
[9]	La Jolla Pharmaceutical Co.	116,400	131,532
[9]	Medarex, Inc.	134,900	1,026,589
[9]	Nuvelo, Inc.	16,601	152,397
[9]	OraSure Technologies, Inc.	48,600	328,050
[9]	Telik, Inc.	39,400	726,930
[9]	Third Wave Technologies, Inc.	127,100	976,128
[9]	Transgenomic, Inc.	52,500	69,300
[9]	Vasogen, Inc.	12,400	49,972
[9]	ViroPharma, Inc.	49,400	$150,176

	TOTAL BIOTECHNOLOGY		$8,340,135

	BUILDING PRODUCTS -- 1.8%
	Ameron, Inc.	15,400	520,982
[9]	Griffon Corp.	34,300	763,175
	Universal Forest Products, Inc.	24,800	909,540
	York International Corp.	18,700	595,408

	TOTAL BUILDING PRODUCTS		$2,789,105

	CAPITAL MARKETS -- 2.1%
[9]	Apollo Investment Corp.	4,400	59,840
[9]	E*Trade Group, Inc.	190,500	2,457,450
	Greenhill & Co., Inc.	9,600	215,904
[9]	Piper Jaffray Cos., Inc.	1,900	83,087
[9]	Tradestation Group, Inc.	57,200	354,068

	TOTAL CAPITAL MARKETS		$3,170,349

	CHEMICALS -- 3.0%
	Albemarle Corp.	24,000	860,400
	Fuller (H.B.) Co.	14,800	398,120
	Georgia Gulf Corp.	3,100	140,337
[9]	Headwaters, Inc.	15,900	500,850
	Lubrizol Corp.	19,200	666,816
[9]	OM Group, Inc.	27,700	913,823
[9]	Symyx Technologies, Inc.	41,800	1,022,637

	TOTAL CHEMICALS		$4,502,983

	COMMERCIAL BANKS -- 5.4%
	Cascade Bancorp	16,700	338,175
	Colonial BancGroup, Inc.	52,400	1,134,460
	First Charter Corp.	25,800	658,674
	Greater Bay Bancorp	34,600	$1,081,077
	Independent Bank Corp.- Michigan	25,700	698,269
	NBT Bancorp, Inc.	31,900	738,166
	National City Corp.	27,889	1,086,834
	Provident Bankshares Corp.	12,400	430,652
	Republic Bancorp, Inc.	62,823	1,049,772
[9]	Silicon Valley Bancshares	24,400	976,244

	TOTAL COMMERCIAL BANKS		$8,192,323

	COMMERCIAL SERVICES & SUPPLIES -- 3.5%
	Banta Corp.	23,800	968,184
	Ikon Office Solutions, Inc.	63,400	665,700
[9]	Labor Ready, Inc.	27,300	391,755
[9]	MemberWorks, Inc.	25,100	747,980
[9]	Navigant Consulting, Inc.	13,800	343,206
[9]	Princeton Review (The), Inc.	29,400	170,667
[9]	SITEL Corp.	121,800	230,202
[9]	SOURCECORP, Inc.	30,200	506,756
	Strayer Education, Inc.	7,800	756,912
[9]	United Rentals, Inc.	36,600	565,470

	TOTAL COMMERCIAL SERVICES & SUPPLIES		$5,346,832

	COMMUNICATIONS EQUIPMENT -- 2.2%
[9]	Aspect Communications Corp.	34,200	325,413
	Black Box Corp.	11,100	436,008
[9]	Harmonic Lightwaves, Inc.	37,900	315,328
[9]	Polycom, Inc.	111,500	2,302,475

	TOTAL COMMUNICATIONS EQUIPMENT		$3,379,224

	COMPUTERS & PERIPHERALS -- 2.3%
[9]	Emulex Corp.	31,700	333,167
[9]	Immersion Corp.	136,200	631,968
[9]	Komag, Inc.	35,900	609,403
[9]	Maxtor Corp.	109,300	323,528
[9]	Pinnacle Systems, Inc.	175,600	818,296
[9]	Storage Technology Corp.	21,800	589,036
9	Western Digital Corp.	13,600	113,288

	TOTAL COMPUTERS & PERIPHERALS		$3,418,686

	CONSTRUCTION & ENGINEERING -- 0.6%
[9]	Integrated Electrical Services	78,000	296,400
[9]	Mastec, Inc.	85,600	591,496

	TOTAL CONSTRUCTION & ENGINEERING		$887,896

	CONSUMER FINANCE -- 1.0%
	Advanta Corp., Class B	44,100	1,074,717
[9]	United PanAm Financial Corp.	22,600	435,163

	TOTAL CONSUMER FINANCE		$1,509,880

	CONTAINERS & PACKAGING -- 0.0%
	Greif Brothers Corp., Class A	300	12,465
	DIVERSIFIED FINANCIAL SERVICES -- 1.0%
[9]	Encore Capital Group, Inc.	23,400	$439,335
	GATX Corp.	39,800	1,085,744

	TOTAL DIVERSIFIED FINANCIAL SERVICES		$1,525,079

	DIVERSIFIED TELECOMMUNICATION SERVICES -- 0.3%
[9]	TALK America Holdings, Inc.	66,600	378,954
	ELECTRIC UTILITIES -- 1.6%
	Duquesne Light Holdings, Inc.	54,000	926,640
	UIL Holdings Corp.	9,400	476,392
	UniSource Energy Corp.	42,500	1,045,075

	TOTAL ELECTRIC UTILITIES		$2,448,107

	ELECTRICAL EQUIPMENT -- 1.0%
[9]	Active Power, Inc.	29,100	94,575
	Acuity Brands, Inc.	4,400	116,732
[9]	Genlyte Group, Inc.	7,900	581,124
	Woodward Governor Co.	13,100	793,205

	TOTAL ELECTRICAL EQUIPMENT		$1,585,636

	ELECTRONIC EQUIPMENT & INSTRUMENTS -- 2.3%
[9]	Brightpoint, Inc.	28,100	426,839
[9]	Checkpoint Systems, Inc.	35,700	610,470
	Cognex Corp.	12,000	307,200
[9]	Gerber Scientific, Inc.	49,700	388,654
[9]	Identix, Inc.	56,999	415,523
	Methode Electronics, Inc., Class A	60,200	808,486
[9]	RadiSys Corp.	32,000	424,960
[9]	Universal Display Corp.	10,700	105,181

	TOTAL ELECTRONIC EQUIPMENT & INSTRUMENTS		$3,487,313

	ENERGY EQUIPMENT & SERVICES -- 0.9%
	Offshore Logistics, Inc.	13,600	491,776
[9]	Veritas DGC, Inc.	38,800	818,680

	TOTAL ENERGY EQUIPMENT & SERVICES		$1,310,456

	FOOD & STAPLES RETAILING -- 1.6%
[9]	7-Eleven, Inc.	52,600	1,108,282
[9]	BJ's Wholesale Club, Inc.	20,700	600,921
	Ruddick Corp.	35,800	720,654

	TOTAL FOOD & STAPLES RETAILING		$2,429,857

	FOOD PRODUCTS -- 0.9%
[9]	Chiquita Brands International	6,200	111,724
	Corn Products International, Inc.	25,100	1,234,920

	TOTAL FOOD PRODUCTS		$1,346,644

	GAS UTILITIES -- 0.9%
	NICOR, Inc.	10,500	$393,960
	UGI Corp.	26,400	1,019,832

	TOTAL GAS UTILITIES		$1,413,792

	HEALTHCARE EQUIPMENT & SUPPLIES -- 1.3%
[9]	Align Technology, Inc.	26,900	279,087
	PerkinElmer, Inc.	51,000	1,047,540
	West Pharmaceutical Services, Inc.	30,000	687,300

	TOTAL HEALTHCARE EQUIPMENT & SUPPLIES		$2,013,927

	HEALTHCARE PROVIDERS & SERVICES -- 1.8%
[9]	Alliance Imaging, Inc.	44,200	328,406
[9]	Beverly Enterprises, Inc.	37,400	325,006
[9]	LifePoint Hospitals, Inc.	13,000	421,460
[9]	Odyssey Healthcare, Inc.	26,500	204,580
[9]	PacifiCare Health Systems, Inc.	14,700	523,614
	PainCare Holdings, Inc.	69,400	167,948
[9]	Sunrise Senior Living, Inc.	11,200	426,832
[9]	TriZetto Group, Inc.	36,700	249,560

	TOTAL HEALTHCARE PROVIDERS & SERVICES		$2,647,406

	HOTELS RESTAURANTS & LEISURE -- 3.2%
[9]	Aztar Corp.	42,000	1,299,900
[9]	BJ's Restaurants, Inc.	7,800	119,535
[9]	Buffalo Wild Wings, Inc.	4,000	115,200
	Landry's Restaurants, Inc.	26,900	728,452
	Lone Star Steakhouse & Saloon	35,100	846,261
[9]	Panera Bread Co.	21,100	737,023
[9]	Red Robin Gourmet Burgers	13,800	575,598
[9]	Ryans Restaurant Group, Inc.	33,150	463,769

	TOTAL HOTEL RESTAURANTS & LEISURE		$4,885,738

	HOUSEHOLD DURABLES -- 3.4%
[9]	American Greetings Corp., Class A	22,100	584,545
	Levitt Corp.	13,425	320,186
	M.D.C. Holdings, Inc.	8,000	614,000
	M/I Homes, Inc.	23,400	1,006,200
[9]	Meritage Homes Corp.	9,400	833,780
	Ryland Group, Inc.	13,600	1,297,304
[9]	WCI Communities, Inc.	17,200	405,920

	TOTAL HOUSEHOLD DURABLES		$5,061,935

	IT SERVICES -- 0.7%
[9]	CSG Systems International, Inc.	20,600	346,286
[9]	Euronet Worldwide, Inc.	22,200	508,824
[9]	Lionbridge Technologies, Inc.	44,700	209,643

	TOTAL IT SERVICES		$1,064,753

	INDUSTRIAL CONGLOMERATES -- 0.5%
	Walter Industries, Inc.	44,200	$751,842
	INSURANCE -- 4.1%
	AmerUs Group Co.	26,400	1,102,992
[9]	Ceres Group, Inc.	86,300	466,020
	Commerce Group, Inc.	22,400	1,133,664
	Horace Mann Educators Corp.	49,200	836,400
	LandAmerica Financial Group, Inc.	23,800	1,165,010
	Presidential Life Corp.	27,800	444,244
	StanCorp Financial Group, Inc.	14,200	1,070,396

	TOTAL INSURANCE		$6,218,726

	INTERNET SOFTWARE & SERVICES -- 2.7%
[9]	Ask Jeeves, Inc.	9,200	237,176
[9]	Broadvision, Inc.	45,900	108,783
[9]	Corillian Corp.	149,190	734,014
[9]	Digital Insight Corp.	24,950	390,717
[9]	EarthLink Network, Inc.	25,900	267,547
[9]	Homestore.com, Inc.	201,400	492,423
[9]	Jupitermedia Corp.	23,900	474,057
[9]	LivePerson, Inc.	44,700	95,211
[9]	Register.Com, Inc.	72,700	402,758
[9]	aQuantive, Inc.	87,900	786,705

	TOTAL INTERNET SOFTWARE & SERVICES		$3,989,391

	LEISURE EQUIPMENT & PRODUCTS -- 1.3%
	Action Performance Cos., Inc.	13,600	125,800
[9]	Marvel Enterprises, Inc.	32,000	492,800
	Polaris Industries, Inc., Class A	21,600	1,281,960

	TOTAL LEISURE EQUIPMENT & PRODUCTS		$1,900,560

	MACHINERY -- 2.5%
	Albany International Corp., Class A	32,700	981,654
	Briggs & Stratton Corp.	13,600	976,616
	Harsco Corp.	20,800	1,007,760
	Timken Co.	35,300	847,200

	TOTAL MACHINERY		$3,813,230

	METALS & MINING -- 1.7%
	Quanex Corp.	19,000	963,300
	Steel Dynamics, Inc.	25,800	856,560
	Steel Technologies, Inc.	29,700	711,612

	TOTAL METALS & MINING		$2,531,472

	MULTI-UTILITIES & UNREGULATED POWER -- 0.6%
	Avista Corp.	25,400	451,612
	ONEOK, Inc.	14,900	399,618

	TOTAL MULTI-UTILITIES & UNREGULATED POWER		$851,230

	MULTILINE RETAIL -- 0.5%
	Shopko Stores, Inc.	42,400	$730,976
	OIL & GAS -- 2.6%
	Holly Corp.	32,400	795,420
[9]	KCS Energy, Inc.	10,100	137,461
	Range Resources Corp.	8,600	135,020
[9]	Stone Energy Corp.	19,400	798,698
[9]	Swift Energy Co.	24,700	598,975
[9]	Tesoro Petroleum Corp.	47,400	1,435,272

	TOTAL OIL & GAS		$3,900,846

	PHARMACEUTICALS -- 0.9%
	Alpharma, Inc., Class A	43,500	737,325
[9]	Columbia Laboratories, Inc.	11,700	33,930
[9]	Guilford Pharmaceuticals, Inc.	43,100	194,812
[9]	Pain Therapeutics, Inc.	21,800	151,510
[9]	Taro Pharmaceutical Industries Ltd.	9,400	249,758

	TOTAL PHARMECEUTICALS		$1,367,335

	REAL ESTATE -- 5.1%
	Bedford Property Investors, Inc.	2,600	74,750
	Boykin Lodging Co.	55,000	462,000
	Crescent Real Estate Equities, Inc.	38,900	622,789
	Friedman, Billings, Ramsey Group, Inc., Class A	48,900	838,146
	HRPT Properties Trust	105,500	1,180,545
	Highwoods Properties, Inc.	17,700	439,137
	Mission West Properties, Inc.	32,400	320,760
	New Century Financial Corp.	16,500	909,975
[9]	Northstar Realty Finance Corp.	20,900	183,502
	Novastar Financial, Inc.	25,200	1,090,656
	RAIT Investment Trust	13,400	357,914
	Redwood Trust, Inc.	6,500	391,040
[9]	Saxon REIT, Inc.	21,800	418,560
	Universal Health Realty Trust, Inc.	15,200	477,584

	TOTAL REAL ESTATE		$7,767,358

	ROAD & RAIL -- 0.5%
[9]	Dollar Thrifty Automotive Group	27,700	668,124
[9]	SCS Transportation, Inc.	4,700	84,929

	TOTAL ROAD & RAIL		$753,053

	SEMICONDUCTOR EQUIPMENT & PRODUCTS -- 9.7%
[9]	August Technology Corp.	32,500	253,336
[9]	Brooks Automation, Inc.	78,500	1,168,080
[9]	Cabot Microelectronics Corp.	5,000	180,150
[9]	Credence Systems Corp.	103,120	778,556
[9]	Cymer, Inc.	17,700	504,804
[9]	Electroglas, Inc.	18,800	59,822
[9]	FEI Co.	63,400	1,227,424
[9]	Genesis Microchip, Inc.	89,700	$1,271,049
[9]	Integrated Circuit System, Inc.	10,400	234,520
[9]	Kulicke & Soffa Industries	45,000	321,300
[9]	Lattice Semiconductor Corp.	321,200	1,596,364
[9]	Mykrolis Corp.	50,200	527,602
[9]	PLX Technology, Inc.	55,100	496,727
[9]	Photronics, Inc.	32,200	565,110
[9]	Pixelworks, Inc.	162,200	1,831,238
[9]	Rudolph Technologies, Inc.	46,500	701,220
[9]	STATS ChipPAC Ltd., ADR	57,224	338,194
[9]	Silicon Storage Technology	108,200	806,090
[9]	Skyworks Solutions, Inc.	86,100	765,429
[9]	Trident Microsystems, Inc.	3,600	47,484
[9]	Triquint Semiconductor, Inc.	208,400	741,904
[9]	Ultra Clean Holdings, Inc.	45,200	236,848

	TOTAL SEMICONDUCTOR EQUIPMENT & PRODUCTS		$14,653,251

	SOFTWARE -- 3.6%
[9]	Aspen Technology, Inc.	91,100	547,511
[9]	Blackboard Inc.	20,300	361,543
[9]	Digimarc Corp.	100,800	935,424
	Henry Jack & Associates, Inc.	43,700	814,568
[9]	Macrovision Corp.	17,100	462,384
[9]	Mentor Graphics Corp.	31,400	365,496
[9]	Motive, Inc.	16,200	247,050
[9]	ONYX Software Corp.	32,450	114,159
[9]	Open Solutions, Inc.	11,100	312,632
[9]	Roxio, Inc.	17,400	105,966
[9]	Secure Computing Corp.	52,000	407,940
[9]	Sybase, Inc.	40,100	634,783
[9]	THQ, Inc.	5,300	100,170

	TOTAL SOFTWARE		$5,409,626

	SPECIALTY RETAIL -- 4.5%
[9]	Barnes & Noble, Inc.	14,700	489,069
[9]	Build-A-Bear Workshop, Inc.	1,300	31,733
[9]	Cache, Inc.	12,500	196,187
	Cato Corp., Class A	28,700	658,952
	Christopher & Banks Corp.	30,350	493,188
[9]	Cost Plus, Inc.	16,900	545,870
[9]	Electronics Boutique Holdings Corp.	28,800	983,232
[9]	Hot Topic, Inc.	45,400	933,424
[9]	Rex Stores Corp.	32,800	506,760
	Sonic Automotive, Inc.	13,400	271,082
[9]	Stage Stores, Inc.	21,100	759,811
[9]	Zale Corp.	34,400	981,088

	TOTAL SPECIALTY RETAIL		$6,850,396

	TEXTILES APPAREL & LUXURY GOODS -- 1.8%
	Kenneth Cole Productions, Inc., Class A	19,500	$516,750
	Phillips Van Heusen Corp.	28,300	644,957
[9]	Quiksilver, Inc.	42,600	1,160,850
	Unifirst Corp.	13,000	345,540

	TOTAL TEXTILES APPAREL & LUXURY GOODS		$2,668,097

	THRIFTS & MORTGAGE FINANCE -- 3.8%
	Commercial Capital Bancorp, Inc.	62,366	1,398,869
	Commercial Federal Corp.	28,600	795,366
	Corus Bankshares, Inc.	10,000	460,100
	Flagstar Bancorp, Inc.	33,400	697,726
	Hudson River Bancorp, Inc.	1,900	37,259
[9]	ITLA Capital Corp.	1,200	58,105
	Independence Community Bank	25,400	955,802
	IndyMac Bancorp, Inc.	31,400	1,012,964
[9]	Sterling Financial Corp.	8,595	322,914

	TOTAL THRIFTS & MORTGAGE FINANCE		$5,739,105

	TOBACCO -- 0.6%
	Standard Commercial Corp.	20,400	$324,972
	Universal Corp.	12,500	572,250

	TOTAL TOBACCO		$897,222

TOTAL COMMON STOCKS (IDENTIFIED COST $122,533,054)			$148,432,403

8MUTUAL FUND -- 2.0%
	MTB Prime Money Market Fund, Institutional Shares (at Net Asset Value)	2,977,720	$2,977,720

TOTAL INVESTMENTS -- 100.2% (IDENTIFIED COST $125,510,774 )			$151,410,123

OTHER ASSETS AND LIABILITIES -- NET -- (0.2%)			$(221,837)

TOTAL NET ASSETS -- 100%			$151,188,286

See Notes to Portfolios of Investments.

PORTFOLIO OF INVESTMENTS SUMMARY TABLE

MTB Small Cap Growth Fund
At October 31, 2004, the fund's sector classification1 was as follows:

STOCKS	Percentage of Total Investments[2]
Semiconductor Equipment & Products	12.2%
Communications Equipment	8.7%
Biotechnology	8.1%
Software	6.3%
Pharmaceuticals	4.7%
Thrifts & Mortgage Finance	4.6%
Internet Software & Services	4.5%
Energy Equipment & Services	4.0%
Consumer Finance	3.6%
Information Technology Services	3.4%
Electronic Equipment & Instruments	3.3%
Aerospace & Defense	3.1%
Commercial Services & Supplies	3.1%
Metals & Mining	2.9%
Healthcare Providers & Services	2.9%
Commercial Banks	2.5%
Internet & Catalog Retail	2.2%
Hotels, Restaurants & Leisure	2.1%
Machinery	1.7%
Computers & Peripherals	1.4%
Specialty Retail	1.4%
Airlines	1.2%
Oil & Gas	1.1%
Information Technology Consulting	1.1%
Auto Components	1.1%
Electrical Equipment	1.0%
Biomedical	0.9%
Construction & Engineering	0.9%
Healthcare Equipment & Supplies	0.8%
Diversified Financial Services	0.4%
Capital Markets	0.1%
Household Durables	0.1%
Cash Equivalents[3]	4.6%

TOTAL	100%

(1) Except for Cash Equivalents, sector classifications are based upon, and individual portfolio securities are assigned to, the classifications of the Standard & Poor's Global Industry Classification Standard (SPGIC). Individual securities that are not included in the SPGIC are assigned to an index classification by the Fund's advisor.

(2) Percentages are based on total investments, which may differ from the Fund's total net assets used in computing the percentages in the Portfolio of Investments which follows.

(3) Cash Equivalents includes investments in money market mutual funds and any investments in overnight repurchase agreements.

PORTFOLIO OF INVESTMENTS

Description		Shares	Value
COMMON STOCKS -- 97.1%
	AEROSPACE & DEFENSE -- 3.1%
[9]	Armor Holdings, Inc.	75,000	$2,776,500
	Precision Castparts Corp.	40,000	2,400,000

	TOTAL AEROSPACE & DEFENSE		$5,176,500

	AIRLINES -- 1.2%
[9]	Jet Blue Airways Corp.	90,000	1,984,500
	AUTO COMPONENTS -- 1.1%
	Spartan Motors, Inc.	165,000	1,793,550
	BIOMEDICAL -- 0.9%
[9]	Halozyme Therapeutics, Inc.	143,000	376,090
[3]	Halozyme Therapeutics, Inc.	500,000	1,183,500

	TOTAL BIOMEDICAL		$1,559,590

	BIOTECHNOLOGY -- 8.2%
[9]	Calypte Biomedical Corp.	3,928,500	1,139,265
[9]	Medarex, Inc.	327,000	2,488,470
[9]	NPS Pharmaceuticals, Inc.	50,000	854,000
[9]	Nuvelo, Inc.	205,000	1,881,900
[9]	Serologicals Corp.	94,700	2,239,655
[9]	Tanox, Inc.	95,800	1,504,060
9	Taro Pharmaceuticals Industry	67,500	1,793,475
[9]	Vertex Pharmaceuticals, Inc.	165,000	1,795,200

	TOTAL BIOTECHNOLOGY		$13,696,025

	CAPITAL MARKETS -- 0.1%
[9]	Knight Trading Group, Inc.	11,000	114,290
	COMMERCIAL BANKS -- 2.6%
	Columbia Bancorp	73,400	2,284,208
[9]	Placer Sierra Bancshares	83,000	1,992,000

	TOTAL COMMERCIAL BANKS		$4,276,208

	COMMERCIAL SERVICES & SUPPLIES -- 3.2%
[9]	Danka Business Systems PLC, ADR	545,900	1,894,273
[9]	ITT Educational Services, Inc.	45,000	1,710,450
[9]	Labor Ready, Inc.	115,000	1,650,250

	TOTAL COMMERCIAL SERVICES & SUPPLIES		$5,254,973

	COMMUNICATIONS EQUIPMENT -- 8.9%
[9]	Extreme Networks, Inc.	250,000	1,462,500
[9]	Foundry Networks, Inc.	250,000	3,032,500
[9]	Packeteer, Inc.	179,000	2,208,860
[9]	Powerwave Technologies, Inc.	225,000	1,680,750
[9]	Safenet, Inc.	80,000	2,450,400
[9]	SeaChange International, Inc.	121,000	2,061,840
[9]	Verso Technologies, Inc.	470,000	244,400
[3]	YDI Wireless, Inc.	500,000	$1,233,000
[9]	YDI Wireless, Inc., Class B	150,000	411,000

	TOTAL COMMUNICATIONS EQUIPMENT		$14,785,250

	COMPUTERS & PERIPHERALS -- 1.4%
[9]	Sandisk Corp.	115,000	2,400,050
	CONSTRUCTION & ENGINEERING -- 0.9%
[9]	Mastec, Inc.	225,000	1,554,750
	CONSUMER FINANCE -- 3.7%
	ASTA Funding, Inc.	109,000	1,970,175
[9]	QC Holdings, Inc.	258,300	4,114,719

	TOTAL CONSUMER FINANCE		$6,084,894

	DIVERSIFIED FINANCIAL SERVICES -- 0.4%
	iShares Russell 2000 Index Fund	6,000	697,140
	ELECTRICAL EQUIPMENT -- 1.0%
[9]	Electric City Corp.	885,000	1,062,000
	Technology Research Corp.	80,000	600,000

	TOTAL ELECTRICAL EQUIPMENT		$1,662,000

	ELECTRONIC EQUIPMENT & INSTRUMENTS -- 3.3%
	Cognex Corp.	63,000	1,612,800
[9]	Spatialight, Inc.	607,100	3,952,221

	TOTAL ELECTRONIC EQUIPMENT & INSTRUMENTS		$5,565,021

	ENERGY EQUIPMENT & SERVICES -- 4.1%
[9]	Cal Dive International, Inc.	40,000	1,416,400
[9]	Core Laboratories NV	58,600	1,453,280
[9]	Maverick Tube Corp.	92,000	2,426,040
	Stolt Offshore SA, ADR	304,000	1,547,360

	TOTAL ENERGY EQUIPMENT & SERVICES		$6,843,080

	HEALTHCARE EQUIPMENT & SUPPLIES -- 0.8%
[9]	Align Technology, Inc.	130,000	1,348,750
	HEALTHCARE PROVIDERS & SERVICES -- 2.9%
[9]	Covance, Inc.	35,500	1,410,060
[9]	Psychiatric Solutions, Inc.	135,000	3,435,750

	TOTAL HEALTHCARE PROVIDERS & SERVICES		$4,845,810

	HOTELS RESTAURANTS & LEISURE -- 2.1%
[9]	Benihana, Inc., Class A	145,000	2,074,950
	Choice Hotels International, Inc.	29,400	1,467,060

	TOTAL HOTELS RESTAURANTS & LEISURE		$3,542,010

	HOUSEHOLD DURABLES -- 0.1%
	Brookfield Homes Corp.	6,800	$176,120
	IT CONSULTING -- 1.1%
9	Sapient Corporation	168,000	1,352,400
[9]	Spectral Diagnostics, Inc.	400,000	518,800

	TOTAL IT CONSULTING		$1,871,200

	IT SERVICES -- 1.9%
[9]	AnswerThink Consulting Group, Inc.	350,000	1,405,250
[9]	BearingPoint, Inc.	200,000	1,740,000

	TOTAL IT SERVICES		$3,145,250

	INFORMATION TECHNOLOGY -- 1.5%
	On Track Innovations Ltd.	317,000	2,485,280
	INTERNET & CATALOG RETAIL -- 2.3%
[9]	J. Jill Group, Inc.	128,000	2,250,240
[9]	Priceline.com, Inc.	78,000	1,555,320

	TOTAL INTERNET & CATALOG RETAIL		$3,805,560

	INTERNET SOFTWARE & SERVICES -- 4.6%
[9]	Akamai Technologies, Inc.	112,000	1,551,200
[9]	CNET, Inc.	160,000	1,307,200
[9]	MatrixOne, Inc.	225,000	1,282,500
[9]	Open Text Corp.	127,500	2,142,000
[9]	Stellent, Inc.	197,200	1,415,896

	TOTAL INTERNET SOFTWARE & SERVICES		$7,698,796

	MACHINERY -- 1.7%
	Briggs & Stratton Corp.	40,000	2,872,400
	METALS & MINING -- 3.0%
[9]	Century Aluminium Co.	36,000	833,040
	Massey Energy Co.	60,000	1,615,800
[9]	Minco Mining & Metals Corp.	630,000	853,650
	Steel Dynamics, Inc.	50,000	1,660,000

	TOTAL METALS & MINING		$4,962,490

	OIL & GAS -- 1.3%
[9]	ATP Oil & Gas Corp.	63,000	837,900
[9]	Mission Resources Corp.	201,500	1,234,187
	TOTAL OIL & GAS		$2,072,087
	PHARMACEUTICALS -- 4.7%
[9]	Discovery Laboratories, Inc.	250,000	1,702,500
[9]	Eon Labs, Inc.	105,700	2,601,277
[9]	MGI PHARMA, Inc.	135,000	3,600,450

	TOTAL PHARMACEUTICALS		$7,904,227

	SEMICONDUCTOR EQUIPMENT & PRODUCTS -- 12.5%
[9]	Ade Corp.	110,500	1,696,175
[9]	Agere Systems, Inc., Class A	1,300,000	1,573,000
[9]	Axcelis Technologies, Inc.	230,000	1,978,000
[9]	Cypress Semiconductor Corp.	120,000	1,263,600
[9]	FSI International, Inc.	447,500	2,087,588
[9]	Integrated Device Technology Inc.	60,000	709,200
[9]	ON Semiconductor Corp.	735,000	2,646,000
[9]	Pixelworks, Inc.	220,000	2,483,800
[9]	RF Micro Devices, Inc.	313,500	2,040,885
[9]	Silicon Image, Inc.	114,300	1,565,910
[9]	Skyworks Solutions, Inc.	300,000	2,667,000

	TOTAL SEMICONDUCTOR EQUIPMENT & PRODUCTS		$20,711,158

	SOFTWARE -- 6.4%
[9]	Agile Software Corp.	165,000	1,409,100
[9]	Micromuse, Inc.	500,000	2,145,000
[9]	Mobius Management Systems, Inc.	110,500	755,820
[9]	Novell, Inc.	250,000	1,797,500
[9]	Opsware, Inc.	481,500	2,604,915
[9]	Tibco Software, Inc.	200,000	1,944,000

	TOTAL SOFTWARE		$10,656,335

	SPECIALTY RETAIL -- 1.4%
[9]	West Marine, Inc.	96,000	2,354,880
	THRIFTS & MORTGAGE FINANCE -- 4.7%
	BankAtlantic Bancorp, Inc., Class A	135,000	2,361,150
	Commercial Capital Bancorp, Inc.	130,000	2,915,900
	W Holding Co., Inc.	130,000	2,598,700

	TOTAL THRIFTS & MORTGAGE FINANCE		$7,875,750

TOTAL COMMON STOCKS (IDENTIFIED COST $158,584,970)			$161,775,924

EXCHANGE TRADED MUTUAL FUND -- 0.8%
	iShares Russell 2000 Growth Index Fund	22,500	1,350,000
MUTUAL FUNDS -- 3.8%
[8]	MTB Prime Money Market Fund, Institutional Shares	6,315,216	6,315,216
	SSGA Money Market Fund	5	5

TOTAL MUTUAL FUNDS (IDENTIFIED COST $7,666,831)			$7,665,221

9WARRANTS -- 0.0%
	Calypte Biomedical Corp., exp. 5/2009	437,500	0
	Halozyme Therapeutics, Inc., exp. 10/2009	150,000	57,000
	On Track Innovations Ltd., exp. 4/2009	87,000	0
	YDI Wireless, Inc., exp. 6/2005	50,000	0

TOTAL WARRANTS (IDENTIFIED COST $0)			$57,000

TOTAL INVESTMENTS -- 101.7% (IDENTIFIED COST $166,251,801)			$169,498,145

OTHER ASSETS AND LIABILITIES -- NET -- (1.7)%			$(2,801,104)

TOTAL NET ASSETS -- 100%			$166,697,041

See Notes to Portfolios of Investments

PORTFOLIO OF INVESTMENTS SUMMARY TABLE

MTB International Equity Fund
At October 31, 2004, the fund's portfolio composition was as follows:

STOCKS	Percentage of Total Investments[1]
United Kingdom	32.9%
Japan	19.5%
Switzerland	9.0%
France	8.5%
Netherlands	8.2%
Sweden	4.2%
Australia	3.8%
Ireland	3.1%
Italy	2.5%
Finland	2.2%
Belgium	1.5%
Hong Kong	1.2%
Spain	1.0%
Portugal	0.9%
Austria	0.7%
Germany	0.5%
Cash Equivalents[2]	0.3%

TOTAL	100%

(1) Percentages are based on total investments, which may differ from the Fund's total net assets used in computing the percentages in the Portfolio of Investments which follows.

(2) Cash Equivalents includes investments in money market mutual funds and any investments in overnight repurchase agreements.

PORTFOLIO OF INVESTMENTS

Description	Shares	Value in U.S. Dollars
COMMON STOCKS -- 97.5%
AUSTRALIA -- 3.2%
Australia & New Zealand Banking Group, Melbourne	56,876	$868,883
Australian Gas Light Co.	42,819	420,052
National Australia Bank Ltd., Melbourne	23,182	490,763
QBE Insurance Group Ltd.	119,222	1,225,807
Qantas Airways	152,736	$379,729
Woolworth's Ltd.	38,386	384,613

TOTAL AUSTRALIA		$3,769,847

AUSTRIA -- 0.6%
Telekom Austria AG	50,077	764,517
BELGIUM -- 1.4%
Fortis	48,218	$1,228,538
Solvay S.A.	4,533	458,270

TOTAL BELGIUM		$1,686,808

FINLAND -- 2.2%
Nokia Oyj	107,225	1,658,940
UPM-Kymmene Oyj	45,000	892,591

TOTAL FINLAND		$2,551,531

FRANCE -- 8.3%
BNP Paribas SA	19,795	1,351,444
Cap Gemini SA	16,909	426,927
France Telecommunications	61,635	1,769,940
Sanofi-Aventis	27,114	1,988,183
Total SA, Class B	15,695	3,273,838
Unibail (Union du Credit-Bail Immobilier)	6,884	907,374

TOTAL FRANCE		$9,717,706

GERMANY, FEDERAL REPUBLIC OF -- 0.5%
Volkswagen AG	12,015	535,378
HONG KONG -- 1.2%
Cheung Kong	73,000	604,933
Sun Hung Kai Properties	69,000	638,273
Television Broadcasting	31,000	132,627

TOTAL HONG KONG		$1,375,833

IRELAND -- 3.0%
Bank of Ireland	153,107	2,106,259
CRH PLC	58,370	1,400,057

TOTAL IRELAND		$3,506,316

ITALY -- 2.5%
ENI SpA	57,181	1,302,507
Unicredito Italiano Spa	299,910	1,615,777

TOTAL ITALY		$2,918,284

JAPAN -- 19.2%
Canon, Inc.	41,700	2,060,865
Fuji Photo Film Co.	20,000	684,148
Funai Electric Co. Ltd.	6,000	785,826
Honda Motor Co. Ltd.	43,900	2,123,959
Kao Corp.	65,000	1,501,772
Meitec Corp.	7,600	286,549
Mitsubishi Corp.	71,000	785,646
NTT DoCoMo, Inc.	1,164	$2,056,867
Ngk Spark Plug Co.	58,000	571,094
Nippon Unipac Holding	136	605,301
Nissan Motor Co. Ltd.	108,700	1,227,465
Nitto Denko Corp.	21,500	1,021,923
Rohm Co.	14,300	1,470,201
[9] SKY Perfect Communications, Inc.	253	308,405
Sekisui House Ltd.	61,000	630,607
Shin-Etsu Chemical Co.	13,100	498,871
Sompo Japan Insurance, Inc.	112,000	977,916
Sumitomo Mitsui Financial Group, Inc.	180	1,171,935
Sumitomo Trust & Banking Co. Ltd.	98,000	572,303
Takeda Pharmaceutical Co. Ltd.	37,800	1,828,831
Takefuji Corp.	10,340	654,647
Toyota Automatic Loom Works	17,800	404,526
Yokogawa Electric	12,000	156,712

TOTAL JAPAN		$22,386,369

NETHERLANDS -- 8.1%
ABN AMRO Holdings NV	107,683	2,583,787
Koninklijke (Royal) Philips Electronics NV	29,656	703,987
Koninklijke KPN NV	200,175	1,606,148
Reed Elsevier NV	111,412	1,468,512
TPG NV	64,978	1,574,906
VNU-Verenigde Nederlandse Uitgeversbedrijven	54,452	1,491,897

TOTAL NETHERLANDS		$9,429,237

PORTUGAL -- 0.9%
Energias de Portugal SA	76,722	227,780
Portugal Telecom SGPS SA	69,603	786,497

TOTAL PORTUGAL		$1,014,277

SPAIN -- 1.0%
Banco Bilbao Vizcaya Argentaria SA	29,113	458,248
Banco Santander Central Hispano, S.A.	62,903	704,349

TOTAL SPAIN		$1,162,597

SWEDEN -- 4.1%
Electrolux AB, Class B	27,300	507,575
Hennes & Mauritz AB, Class B	27,700	808,745
Sandvik AB	21,000	788,307
Svenska Cellulosa AB, Class B	30,070	1,122,404
Svenska Handelsbanken AB, Class A	29,790	646,533
Swedish Match AB	87,220	964,966

TOTAL SWEDEN		$4,838,530

SWITZERLAND -- 8.9%
[9] Actelion Ltd.	7,222	$828,724
Adecco SA	18,959	915,476
Clariant AG	28,231	383,066
[9] Credit Suisse Group	59,192	2,030,247
Holcim Ltd.	19,802	1,061,503
Nestle SA	5,046	1,197,152
Nobel Biocare Holding AG	2,338	383,433
Roche Holding AG	27,430	2,812,155
Swiss Re	12,415	764,304

TOTAL SWITZERLAND		$10,376,060

UNITED KINGDOM -- 32.4%
AstraZeneca PLC	38,673	1,586,311
BP PLC	364,451	3,533,034
BT Group PLC	350,499	1,196,470
Balfour Beatty PLC	57,486	286,562
Barclays PLC	252,097	2,464,708
Boc Group PLC	30,106	485,220
Cadbury Schweppes PLC	156,564	1,301,957
Diageo PLC	207,116	2,772,869
Electrocomponents PLC	89,203	476,634
GUS PLC	14,615	239,311
Gallaher Group PLC	96,746	1,222,340
HBOS PLC	65,818	882,376
HSBC Holdings PLC	66,271	1,071,138
ITV PLC	170,994	336,241
Kesa Electricals	7,380	36,890
Kingfisher PLC	264,774	1,470,712
National Grid Transco PLC	173,092	$1,506,202
Prudential PLC	137,128	1,009,287
Prudential PLC, Rights	13,408	22,668
Rentokil Initial PLC	260,980	743,404
Reuters Group PLC	102,023	695,129
Royal Bank of Scotland PLC, Edinburgh	108,887	3,211,717
Scottish & Southern Energy PLC	97,110	1,489,280
Shell Transport & Trading Co.	398,643	3,141,047
Tesco PLC	371,702	1,960,482
Vodafone Group PLC	1,661,430	4,259,340
William Morrison Supermarkets	26,272	109,357
Wolseley PLC	19,323	334,157

TOTAL UNITED KINGDOM		$37,844,843

TOTAL COMMON STOCKS (IDENTIFIED COST $93,334,439)		$113,878,133

PREFERRED STOCK -- 0.6%
AUSTRALIA -- 0.6%
News Corp. Ltd., Pfd., $0.05 Annual Dividend (IDENTIFIED COST $518,572)	78,985	$621,050
MUTUAL FUND -- 0.3%
[8] MTB Prime Money Market Fund, Institutional Shares (AT NET ASSET VALUE)	384,694	$383,981

TOTAL INVESTMENTS -- 98.4% (IDENTIFIED COST $94,236,992)		$114,883,164

OTHER ASSETS AND LIABILITIES -- NET -- 1.6%		$1,900,294

TOTAL NET ASSETS -- 100.00%		$116,783,458

See Notes to Portfolios of Investments

The categories of investments are shown as a percentage of total net assets at October 31, 2004.

(1) Each issue, with the exception of variable rate securities, shows the coupon or rate of discount at the time of purchase, if applicable.

(2) Certain principal amounts or shares are temporarily on loan to unaffiliated broker/dealers.

(3) Denotes a restricted security, including securities purchased under Rule 144A of the Securities Act of 1933. These securities, unless registered under the Act or exempted from registration, may only be sold to qualified institutional investors. At October 31, 2004, these securities were as follows:

MTB Fund	Amount	Percent of Total Net Assets
Short-Term Corporate Bond Fund	$999,840	1.2%
U.S. Government Bond Fund	1,206,400	0.6%
Income Fund	5,068,375	2.8%
Social Balanced Fund	29,995	1.0%
Small Cap Growth Fund	2,416,500	1.4%

(4) Denotes a restricted security, including securities purchased under Rule 144A that have been deemed liquid by criteria approved by the fund's Board of Trustees. At October 31, 2004, these securities were as follows:

MTB Fund	Amount	Percent of Total Net Assets
Short-Term Corporate Bond Fund	$999,840	1.2%
U.S. Government Bond Fund	1,206,400	0.6%
Income Fund	5,068,375	2.8%
Social Balanced Fund	29,995	1.0%

(5) Denotes variable rate securities with current rate and next demand date.

(6) All or a portion of these securities may be subject to dollar roll transactions.

(7) At October 31, 2004, 9.4% and 3.2% of the total investments at market value were subject to alternative minimum tax for New York Municipal Bond Fund and Pennsylvania Municipal Bond Fund, respectively (percentage is unaudited). At October 31, 2004, the Maryland Municipal Bond Fund holds no securities that are subject to the federal alternative minimum tax.

(8) Affiliated company.

(9) Non-income producing security.

The following acronyms are used throughout this report:

ADR -- American Depositary Receipt	IDC -- Industrial Development Corporation
AMBAC -- American Municipal Bond Assurance Corporation	IDFA -- Industrial Development Finance Authority
ARM -- Adjustable Rate Mortgage	IDRB -- Industrial Development Revenue Bond
BANs -- Bond Anticipation Notes	INS -- Insured
COL -- Collateralized	LIQ -- Liquidity Agreement
CP -- Commercial Paper	LOC(s) -- Letter(s) of Credit
CSD -- Central School District	MTN -- Medium Term Note
FGIC -- Financial Guaranty Insurance Corporation	PCA -- Pollution Control Authority
FHA -- Federal Housing Administration	PC -- Participation Certificate
FNMA -- Federal National Mortgage Association	PCRBs -- Pollution Control Revenue Bonds
FSA -- Financial Security Assurance	RANs -- Revenue Anticipation Notes
GNMA -- Government National Mortgage Association	REMIC -- Real Estate Mortgage Investment Conduit
GO -- General Obligation	TANs -- Tax Anticipation Notes
GTD -- Guaranteed	TOBs -- Tender Option Bonds
HDA -- Hospital Development Authority	TRANs -- Tax and Revenue Anticipation Notes
HEFA -- Health and Education Facilities Authority	UT -- Unlimited Tax
HFA -- Housing Finance Agency	VHA -- Veterans Hosing Administration
IDA -- Industrial Development Authority	VRDNs -- Variable Rate Demand Notes
IDB -- Industrial Development Bond	VRDNs -- Variable Rate Demand Notes

MTB Fund	Cost of Investments for Federal Tax Purposes
Short Duration Government Bond Fund	$211,642,347
Short-Term Corporate Bond Fund	96,958,314
U.S. Government Bond Fund	229,989,228
New York Municipal Bond Fund	78,514,308
Pennsylvania Municipal Bond Fund	175,438,483
Maryland Municipal Bond Fund	112,639,439
Intermediate-Term Bond Fund	339,854,596
Income Fund	232,232,043
Managed Allocation Fund -- Conservative Growth	9,745,313
Managed Allocation Fund -- Moderate Growth	46,241,274
Managed Allocation Fund -- Aggressive Growth	19,348,501
Balanced Fund	147,924,950
Social Balanced Fund	2,947,002
Equity Income Fund	62,038,786
Large Cap Value Fund	72,015,230
Equity Index Fund	96,669,272
Large Cap Stock Fund	400,399,348
Large Cap Growth Fund	44,899,427
Multi Cap Growth Fund	102,844,858
Mid Cap Stock Fund	122,929,939
Mid Cap Growth Fund	71,728,273
Small Cap Stock Fund	125,510,774
Small Cap Growth Fund	166,251,801
International Equity Fund	94,236,992

See Notes which are an integral part of the Financial Statements

STATEMENTS OF ASSETS AND LIABILITIES

October 31, 2004 (unaudited)	Short Duration Government Bond Fund	Short-Term Corporate Bond Fund	U.S. Government Bond Fund	New York Municipal Bond Fund

ASSETS:
Investment in repurchase agreements	$ --	$ 36,648	$ --	$ --
Investments in securities, at value	210,668,498	97,480,842(a)	234,720,231(a)	82,343,534

TOTAL INVESTMENT IN SECURITIES, AT AMORTIZED AND VALUE	210,668,498	97,517,490	234,720,231	82,343,534

Cash	1,188,935	--	--	--
Income receivable	--	1,096,956	2,056,826	1,277,292
Receivable for shares sold	43,557	6,743	17,782	310,791
Receivable for investments sold	--	1,020,576	2,544,492	902,761
Prepaid expenses	--	6,869	10,486	3,474

TOTAL ASSETS	211,900,990	99,648,634	239,349,817	84,837,852

LIABILITIES:
Payable for investments purchased	--	1,618,385	4,288,232	1,456,215
Income distribution payable	215,783	103,096	362,788	105,888
Payable for dollar roll transactions	--	--	13,152,056	--
Payable for shares redeemed	47,992	37,079	163,322	12,886
Payable to bank	--	1,020,576	--	151,004
Payable for collateral due to broker	--	10,599,206	28,437,508	--
Payable for transfer and dividend disbursing agent fees and expenses	19,316	17,462	39,171	19,448
Payable for audit fees	6,883	6,270	--	3,728
Payable for custodian fees	2,692	1,097	2,444	1,040
Payable for portfolio accounting fees	12,930	6,098	11,389	5,886
Payable for distribution services fee (Note 5)	746	43	7,399	346
Payable for shareholder services fee (Note 5)	136	400	7,544	12,958
Payable for share registration costs	6,227	2,340	8,765	--
Payable for printing and postage	--	1,864	119	4,441
Payable for insurance premiums	4,099	292	3,413	--
Accrued expenses	648	--	--	--

TOTAL LIABILITIES	317,452	13,414,208	46,484,150	1,773,840

NET ASSETS	$ 211,583,538	$ 86,234,426	$ 192,865,667	$ 83,064,012

NET ASSETS CONSIST OF:
Paid in capital	$ 214,139,773	$ 87,191,494	$ 197,400,570	$ 78,998,554
Net unrealized appreciation (depreciation) of investments	(821,165)	559,176	5,574,140	3,809,527
Accumulated net realized gain (loss) on investments	(1,733,662)	(1,511,001)	(9,793,823)	252,773
Undistributed (distributions in excess of) net investment income	(1,408)	(5,243)	(315,220)	3,158

TOTAL NET ASSETS	$ 211,583,538	$ 86,234,426	$ 192,865,667	$ 83,064,012

Class A Shares	$ 7,525,978	$ 94,947	$ 53,030,076	$ 55,878,968

Class B Shares	$ 124,456	$ 27,386	$ 199,224	$ 545,766

Institutional I Shares	$ 203,933,104	$ 86,112,093	$ 139,636,367	$ 26,639,278

SHARES OUTSTANDING, NO PAR VALUE, UNLIMITED SHARES AUTHORIZED:
Class A Shares	777,955	9,602	5,518,045	5,214,379

Class B Shares	12,865	2,770	20,731	50,930

Institutional I Shares	21,080,786	8,708,650	14,529,796	2,485,893

Pennsylvania Municipal Bond Fund	Maryland Municipal Bond Fund	Intermediate-Term Bond Fund	Income Fund	Managed Allocation Fund-- Conservative Growth	Managed Allocation Fund-- Moderate Growth

$ --	$ --	$ 14,606,896	$ 4,787,983	$ --	$ --
186,620,715	119,442,415	328,794,316(a)	231,841,850(a)	9,745,313	46,241,274

186,620,715	119,442,415	343,401,212	236,629,833	9,745,313	46,241,274
--	--	1,568	11	--	--
2,699,916	1,777,986	2,809,587	1,771,224	17,431	44,664
33,634	92,073	73,223	21,622	17,098	136,645
--	--	2,555,413	2,544,492	--	--
--	8,956	--	9,447	3,494	4,738

189,354,265	121,321,430	348,841,003	240,976,629	9,783,336	46,427,321

--	--	12,493,461	2,188,801	--	--
513,638	311,422	714,218	273,787	--	--
--	--	29,692,286	30,397,461	--	--
2,000	462,097	64,181	168,221	386	45,003
--	--	--	--	--	--
--	--	49,325,534	24,574,488	--	--
16,822	13,400	16,865	21,427	14,309	23,743
6,811	7,262	5,689	8,351	5,995	5,362
2,534	1,019	3,227	2,299	120	566
11,062	7,948	14,629	11,370	1,861	5,253
2,707	4,108	79	3,854	1,591	13,903
25,416	1,776	301	8,082	--	6,898
7,314	--	9,890	3	--	--
2,050	--	1,934	--	--	--
--	750	2,342	2,021	2,946	4,532
8,439	--	4,324	--	--	--

598,793	809,782	92,348,960	57,660,165	27,208	105,260

$ 188,755,472	$ 120,511,648	$ 256,492,043	$ 183,316,464	$ 9,756,128	$ 46,322,061

$ 180,233,330	$ 113,295,887	$ 269,130,269	$ 177,318,787	$ 9,581,176	$ 44,752,423
11,028,586	6,719,992	5,370,718	4,397,790	248,833	2,123,011
(2,541,175)	486,416	(16,902,038)	1,582,563	(80,171)	(548,756)
34,731	9,353	(1,106,906)	17,324	6,290	(4,617)

$ 188,755,472	$ 120,511,648	$ 256,492,043	$ 183,316,464	$ 9,756,128	$ 46,322,061

$ 10,018,707	$ 19,533,256	$ 11,197,543	$ 9,752,689	$ 6,143,305	$ 28,144,578

$ 855,695	$ 2,137,814	$ 146,503	$ 2,156,998	$ 3,612,823	$ 18,177,483

$ 177,881,070	$ 98,840,578	$ 245,147,997	$ 171,406,777	$ --	$ --

962,345	1,872,009	1,101,628	944,346	622,741	2,846,947

82,196	204,485	14,413	211,558	367,316	1,855,134

17,085,075	9,463,187	24,117,975	16,811,397	--	--

October 31, 2004 (unaudited)	Short Duration Government Bond Fund	Short-Term Corporate Bond Fund	U.S. Government Bond Fund	New York Municipal Bond Fund

NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PROCEEDS PER SHARE:
Net Asset Value Per Share
Class A Shares	$ 9.67	$ 9.89	$ 9.61	$ 10.72

Class B Shares	$ 9.67	$ 9.89	$ 9.61	$ 10.72

Institutional I Shares	$ 9.67	$ 9.89	$ 9.61	$ 10.72

Offering Price Per Share*
Class A Shares	$ 9.97****	$ 10.20****	$ 10.06**	$ 11.23**

Class B Shares	$ 9.67	$ 9.89	$ 9.61	$ 10.72

Institutional I Shares	$ 9.67	$ 9.89	$ 9.61	$ 10.72

Redemption Proceeds Per Share*
Class A Shares	$ 9.67	$ 9.89	$ 9.61	$ 10.72

Class B Shares	$ 9.19*****	$ 9.40*****	$ 9.13*****	$ 10.18*****

Institutional I Shares	$ 9.67	$ 9.89	$ 9.61	$ 10.72

Investments, at identified cost	$ 211,489,663	$ 96,958,314	$ 229,146,091	$ 78,534,007

Investments in affiliated issuers (Note 5)	$ --	$ --	$ --	$ --

* See "What Do Shares Cost?" in the prospectus.

** Computation of offering price per share 100/95.5 of net asset value.

*** Computation of offering price per share 100/96.00 of net asset value.

**** Computation of offering price per share 100/97 of net asset value.

***** Computation of redemption price per share 95/100 of net asset value.

(a) Including $10,257,950, $25,971,177, $47,887,818 and $23,758,354 of securities loaned, respectively.

See Notes which are an integral part of the Financial Statements

Pennsylvania Municipal Bond Fund	Maryland Municipal Bond Fund	Intermediate-Term Bond Fund	Income Fund	Managed Allocation Fund-- Conservative Growth	Managed Allocation Fund-- Moderate Growth

$ 10.41	$ 10.43	$ 10.16	$ 10.33	$ 9.86	$ 9.89

$ 10.41	$ 10.45	$ 10.16	$ 10.20	$ 9.84	$ 9.80

$ 10.41	$ 10.44	$ 10.16	$ 10.20	$ --	$ --

$ 10.90**	$ 10.92**	$ 10.64**	$ 10.82**	$ 10.27***	$ 10.36**

$ 10.41	$ 10.45	$ 10.16	$ 10.20	$ 9.84	$ 9.80

$ 10.41	$ 10.44	$ 10.16	$ 10.20	$ --	$ --

$ 10.41	$ 10.43	$ 10.16	$ 10.33	$ 9.86	$ 9.89

$ 9.89*****	$ 9.93*****	$ 9.65*****	$ 9.69*****	$ 9.35*****	$ 9.31*****

$ 10.41	$ 10.44	$ 10.16	$ 10.20	$ --	$ --

$ 175,592,129	$ 112,722,423	$ 338,030,494	$ 232,232,043	$ 9,496,480	$ 44,118,263

$ 396,161	$ 299,084	$ --	$ --	$ 9,745,313	$ 46,241,274

October 31, 2004 (unaudited)	Managed Allocation Fund-- Aggressive Growth	Balanced Fund

ASSETS:
Investments in securities, at value	$ 20,347,135	$ 154,840,275(a)
Cash	--	--
Income receivable	4,502	478,278
Receivable for shares sold	25,277	123,747
Receivable for investments sold	--	410,397
Prepaid expenses	2,283	9,602

TOTAL ASSETS	20,379,197	155,862,299

LIABILITIES:
Payable for investments purchased	--	2,099,431
Payable to bank	--	--
Options written, at value (premium received $93,573)	--	--
Payable for shares redeemed	1,596	1,110,739
Payable for collateral due to broker	--	7,541,285
Payable for transfer and dividend disbursing agent fees and expenses	24,946	28,118
Payable for audit fees	6,047	6,083
Payable for custodian fees	249	1,865
Payable for portfolio accounting fees	2,433	9,293
Payable for distribution services fee (Note 5)	3,085	14,915
Payable for shareholder services fee (Note 5)	--	10,992
Payable for share registration costs	--	3,710
Payable for printing and postage	--	--
Payable for insurance premiums	2,946	964
Accrued expenses	--	--

TOTAL LIABILITIES	41,302	10,827,395

NET ASSETS	$ 20,337,895	$ 145,034,904

NET ASSETS CONSIST OF:
Paid in capital	$ 19,697,598	$ 194,225,539
Net unrealized appreciation (depreciation) of investments and options	998,634	6,915,325
Accumulated net realized gain (loss) on investments and options	(277,067)	(56,303,725)
Undistributed (distributions in excess of) net investment income	(81,270)	197,765

TOTAL NET ASSETS	$ 20,337,895	$ 145,034,904

Class A Shares	$ 13,559,190	$ 27,791,560

Class B Shares	$ 6,778,705	$ 12,362,342

Institutional I Shares	$ --	$ 104,881,002

SHARES OUTSTANDING, NO PAR VALUE, UNLIMITED SHARES AUTHORIZED:
Class A Shares	1,420,791	2,160,478

Class B Shares	723,370	960,136

Institutional I Shares	--	8,126,178

Social Balanced Fund	Equity Income Fund	Large Cap Value Fund	Equity Index Fund	Large Cap Stock Fund	Large Cap Growth Fund	Multi Cap Growth Fund

$ 2,955,578	$ 74,862,814	$ 82,049,947	$ 102,689,032	$ 451,773,640	$ 43,444,065	$ 105,993,861
40	--	--	--	--	1	--
9,638	109,246	111,737	130,632	463,464	24,243	44,601
--	597	61,303	53,981	145,947	5,100	22,729
--	566,970	5,355	36	360,559	153,899	4,361,254
15,285	11,219	5,323	40,003	11,439	--	22,263

2,980,541	75,550,846	82,233,665	102,913,684	452,755,049	43,627,308	110,444,708

--	--	--	--	--	--	4,770,210
--	485	--	2,344	--	--	--
--	--	--	--	--	--	96,050
--	177,120	55,394	10,322	1,217,634	37,986	85,780
--	--	--	--	--	--	--
3,004	14,867	25,767	18,466	36,823	9,274	28,747
5,021	6,465	2,941	7,107	5,000	3,920	7,662
38	950	1,023	1,261	4,889	552	1,353
585	5,392	5,615	6,782	25,461	3,567	7,018
--	378	12,783	2,256	21,623	1,903	11,681
902	3,378	10,524	517	45,417	3,168	5,343
--	1,135	--	--	35,750	9,441	--
--	--	--	--	--	4,255	--
4	257	1,162	913	7,814	2,405	--
--	--	--	--	--	304	--

9,554	210,427	115,209	49,968	1,400,411	76,775	5,013,844

$ 2,970,987	$ 75,340,419	$ 82,118,456	$ 102,863,716	$ 451,354,638	$ 43,550,533	$ 105,430,864

$ 3,188,200	$ 59,661,580	$ 76,339,920	$ 118,200,872	$ 410,833,753	$ 47,638,195	$ 150,317,255
8,576	12,824,028	10,034,717	6,019,760	51,374,292	(1,455,362)	3,146,526
(235,830)	2,884,841	(4,292,170)	(21,511,214)	(10,900,926)	(2,595,862)	(47,947,721)
10,041	(30,030)	35,989	154,298	47,519	(36,438)	(85,196)

$ 2,970,987	$ 75,340,419	$ 82,118,456	$ 102,863,716	$ 451,354,638	$ 43,550,533	$ 105,430,864

$ --	$ 5,162,223	$ 36,547,478	$ 5,105,040	$ 62,431,652	$ 12,698,080	$ 22,246,655

$ --	$ 171,980	$ 761,010	$ 400,014	$ 11,219,870	$ 1,207,409	$ 9,563,758

$ 2,970,987	$ 70,006,216	$ 44,809,968	$ 97,358,662	$ 377,703,116	$ 29,645,044	$ 73,620,451

--	519,963	3,415,528	541,101	6,988,319	1,725,541	1,604,925

--	17,387	71,949	42,462	1,311,105	170,807	717,610

289,999	7,078,973	4,184,390	10,313,764	42,490,562	4,023,220	5,228,934

October 31, 2004 (unaudited)	Managed Allocation Fund-- Aggressive Growth	Balanced Fund

NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PROCEEDS PER SHARE:
Net Asset Value Per Share
Class A Shares	$ 9.54	$ 12.86

Class B Shares	$ 9.37	$ 12.88

Institutional I Shares	$ --	$ 12.91

Offering Price Per Share*
Class A Shares	$ 10.04**	$ 13.61***

Class B Shares	$ 9.37	$ 12.88

Institutional I Shares	$ --	$ 12.91

Redemption Proceeds Per Share*
Class A Shares	$ 9.54	$ 12.86

Class B Shares	$ 8.90****	$ 12.24****

Institutional I Shares	$ --	$ 12.91

Investments, at identified cost	$ 19,348,501	$ 147,924,950

Investments in affiliated issuers (Note 5)	$ 20,347,135	$ 2,915,586

* See "What Do Shares Cost?" in the Prospectus.

** Computation of offering price per share 100/95 of net asset value.

*** Computation of offering price per share 100/94.50 of net asset value.

**** Computation of redemption price per share 95/100 of net asset value.

(a) Including $7,236,640 of securities loaned.

See Notes which are an integral part of the Financial Statements

Social Balanced Fund	Equity Income Fund	Large Cap Value Fund	Equity Index Fund	Large Cap Stock Fund	Large Cap Growth Fund	Multi Cap Growth Fund

$ --	$ 9.93	$ 10.70	$ 9.43	$ 8.93	$ 7.36	$ 13.86

$ --	$ 9.89	$ 10.58	$ 9.42	$ 8.56	$ 7.07	$ 13.33

$ 10.24	$ 9.89	$ 10.71	$ 9.44	$ 8.89	$ 7.37	$ 14.08

$ --	$ 10.51***	$ 11.32***	$ 9.98***	$ 9.45***	$ 7.79***	$ 14.67***

$ --	$ 9.89	$ 10.58	$ 9.42	$ 8.56	$ 7.07	$ 13.33

$ 10.24	$ 9.89	$ 10.71	$ 9.44	$ 8.89	$ 7.37	$ 14.08

$ --	$ 9.93	$ 10.70	$ 9.43	$ 8.93	$ 7.36	$ 13.86

$ --	$ 9.40****	$ 10.05****	$ 8.95****	$ 8.13****	$ 6.72****	$ 12.66****

$ 10.24	$ 9.89	$ 10.71	$ 9.44	$ 8.89	$ 7.37	$ 14.08

$ 2,947,002	$ 62,038,786	$ 72,015,230	$ 96,669,272	$ 400,399,348	$ 44,899,427	$ 102,844,858

$ --	$ 781,122	$ 2,372,450	$ 610,322	$ 944,552	$ 560,779	$ 4,762,000

October 31, 2004 (unaudited)	Mid Cap Stock Fund	Mid Cap Growth Fund	Small Cap Stock Fund	Small Cap Growth Fund	International Equity Fund

ASSETS:
Investments in securities, at value	$41,199,910	$5,389,978	$51,410,123	$69,498,145	$14,883,164
Cash	1	5	7,562	4,934	--
Cash denominated in foreign currencies (identified cost $573,614)	--	--	--	--	601,823
Income receivable	55,237	25,503	84,329	13,480	266,187
Receivable for shares sold	14,089	1,277	45,353	191,897	28,385
Receivable for investments sold	1,246,148	734,533	880,718	15,979,538	2,206,090
Prepaid expenses	7,760	7,825	12,969	31,479	16,376

TOTAL ASSETS	142,523,145	86,159,121	152,441,054	185,719,473	118,002,025

LIABILITIES:
Payable for investments purchased	570,545	869,620	1,109,517	18,040,865	1,071,019
Payable for shares redeemed	92,621	38,068	60,157	834,537	6,341
Options written, at value (premium received $126,872)	--	250,000	--	--	--
Net payable for foreign exchange contracts	--	--	--	--	7,864
Payable for transfer and dividend disbursing agent fees and expenses	40,339	15,444	22,809	94,049	58,260
Payable for audit fees	1,479	5,289	6,585	3,162	5,488
Payable for custodian fees	1,738	1,043	1,861	2,130	44,789
Payable for portfolio accounting fees	8,890	5,702	9,346	10,357	6,689
Payable for distribution services fee (Note 5)	18,611	1,071	995	24,532	4,466
Payable for shareholder services fee (Note 5)	11,284	5,929	38,959	5,991	8,122
Payable for share registration costs	3,362	1,401	757	6,809	4,363
Payable for printing and postage	1,119	--	--	--	--
Payable for insurance premiums	1,986	308	1,782	--	1,166
Accrued expenses	--	--	--	--	--

TOTAL LIABILITIES	751,974	1,193,875	1,252,768	19,022,432	1,218,567

NET ASSETS	$141,771,171	$4,965,246	$51,188,286	$66,697,041	$116,783,458

NET ASSETS CONSIST OF:
Paid in capital	$118,473,340	$70,410,569	$109,015,510	$161,694,794	$104,726,848
Net unrealized appreciation (depreciation) of investments, options and translation of assets & liabilities in foreign currency	18,269,972	13,538,577	25,899,349	3,246,344	20,693,100
Accumulated net realized gain (loss) on investments, options and foreign currency transactions	5,233,324	1,324,626	16,430,881	2,084,563	(9,268,811)
Undistributed (distributions in excess of) net investment income	(205,465)	(308,526)	(157,454)	(328,660)	632,321

TOTAL NET ASSETS	$141,771,171	$ 84,965,246	$151,188,286	$166,697,041	$116,783,458

Class A Shares	$ 69,296,021	$ 6,316,716	$ 12,403,539	$ 64,494,758	$ 20,079,734

Class B Shares	$ 2,443,746	$ 186,289	$ 1,104,482	$ 2,820,034	$ 253,718

Class C Shares	$ --	$ --	$ --	$ 527,985	$ --

Institutional I Shares	$ 70,031,404	$ 78,462,241	$137,680,265	$ 98,854,264	$ 96,450,006

October 31, 2004 (unaudited)	Mid Cap Stock Fund	Mid Cap Growth Fund	Small Cap Stock Fund	Small Cap Growth Fund	International Equity Fund

SHARES OUTSTANDING, NO PAR VALUE, UNLIMITED SHARES AUTHORIZED:
Class A Shares	4,441,513	454,986	1,341,813	3,856,161	1,935,124

Class B Shares	163,044	13,465	123,888	173,323	24,920

Class C Shares	--	--	--	32,389	--

Institutional I Shares	4,486,050	5,613,973	14,924,928	5,828,081	9,342,783

NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PROCEEDS PER SHARE:
Net Asset Value Per Share
Class A Shares	$ 15.60	$ 13.88	$ 9.24	$ 16.73	$ 10.38

Class B Shares	$ 14.99	$ 13.84	$ 8.92	$ 16.27	$ 10.18

Class C Shares	$ --	$ --	$ --	$ 16.30	$ --

Institutional I Shares	$ 15.61	$ 13.98	$ 9.22	$ 16.96	$ 10.32

Offering Price Per Share*
Class A Shares	$ 16.51**	$ 14.69**	$ 9.78**	$ 17.70**	$ 10.98**

Class B Shares	$ 14.99	$ 13.84	$ 8.92	$ 16.27	$ 10.18

Class C Shares	$ --	$ --	$ --	$ 16.30	$ --

Institutional I Shares	$ 15.61	$ 13.98	$ 9.22	$ 16.96	$ 10.32

Redemption Proceeds Per Share*
Class A Shares	$ 15.60	$ 13.88	$ 9.24	$ 16.73	$ 10.38

Class B Shares	$ 14.24***	$ 13.15***	$ 8.47***	$ 15.46***	$ 9.67***

Class C Shares	$ --	$ --	$ --	$ 16.14****	$ --

Institutional I Shares	$ 15.61	$ 13.98	$ 9.22	$ 16.96	$ 10.32

Investments, at identified cost	$ 122,929,938	$ 71,728,273	$ 125,510,774	$ 166,251,801	$ 94,236,992

Investments in affiliated issuers (Note 5)	$ 1,190,013	$ 2,014,273	$ 2,977,720	$ 6,315,216	$ 383,981

* See "What Do Shares Cost?" in the Prospectus.

** Computation of offering price per share 100/94.50 of net asset value.

*** Computation of redemption price per share 95/100 of net asset value.

**** Computation of redemption price per share 99/100 of net asset value.

See Notes which are an integral part of the Financial Statements

STATEMENTS OF OPERATIONS

Six Months Ended October 31, 2004 (unaudited)	Short Duration Government Bond Fund	Short-Term Corporate Bond Fund	U.S. Government Bond Fund

INVESTMENT INCOME:
Dividends	$ --	$ --	$ --
Interest	3,083,504	1,316,266(b)	4,835,587(c)

TOTAL INVESTMENT INCOME	3,083,504	1,316,266	4,835,587

EXPENSES:
Investment advisory fee (Note 5)	637,243	299,949	691,281
Administrative personnel and services fee (Note 5)	68,237	27,533	63,435
Custodian fees	5,310	2,142	4,938
Transfer and dividend disbursing agent fees and expenses (Note 5)	26,988	24,625	46,436
Trustees' fees	2,477	2,087	2,609
Auditing fees	6,758	6,335	9,126
Legal fees	1,043	793	1,094
Portfolio accounting fees	39,265	16,675	36,915
Distribution services fee--Class A Shares (Note 5)	9,709	142	67,686
Distribution services fee--Class B Shares (Note 5)	457	101	556
Shareholder services fee--Class A Shares (Note 5)	9,709	142	67,686
Shareholder services fee--Class B Shares (Note 5)	152	34	185
Shareholder services fee--Institutional I Shares (Note 5)	255,657	106,949	179,015
Share registration costs	22,927	18,781	19,980
Printing and postage	5,925	3,859	6,112
Insurance premiums	7,501	6,195	8,152
Miscellaneous	2,231	1,683	2,668

TOTAL EXPENSES	1,101,589	518,025	1,207,874

WAIVERS AND REIMBURSEMENTS:
Waiver/reimbursement of investment advisory fee (Note 5)	(94,524)	(65,881)	(38,317)
Waiver of portfolio accounting fees	(14,343)	(5,790)	(13,108)
Waiver of distribution services fee--Class A Shares (Note 5)	(5,825)	(40)	(54,149)
Waiver of distribution services fee--Class B Shares (Note 5)	--	--	--
Waiver of shareholder services fee--Class A Shares (Note 5)	(9,074)	(138)	(54,215)
Waiver of shareholder services fee--Class B Shares (Note 5)	(111)	--	(7)
Waiver of shareholder services fee--Institutional I Shares (Note 5)	(255,657)	(101,376)	(172,755)
Reimbursement of other operating expenses (Note 5)	--	--	--

TOTAL WAIVERS AND REIMBURSEMENTS	(379,534)	(173,225)	(332,551)

Net expenses	722,055	344,800	875,323

Net Investment income	2,361,449	971,466	3,960,264

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on investments	(6,178)	(93,335)	(204,533)
Net change in unrealized appreciation (depreciation) of investments	217,342	300,605	2,466,385

Net realized and unrealized gain on investments	211,164	207,270	2,261,852

Change in net assets resulting from operations	$ 2,572,613	$ 1,178,736	$ 6,222,116

(a) Including $9,542, $1,101, $102,048 and $268,759 received from affiliated issuers, respectively (Note 5).

(b) Including stock loan income of $2,382.

(c) Net of dollar roll expense of $49,415 and including dollar roll income of $129,664 and stock loan income of $44,082.

(d) Net of dollar roll expense of $177,783 and including dollar roll income of $517,204 and stock loan income of $80,951.

(e) Net of dollar roll expense of $153,536 and including dollar roll income of $647,920 and stock loan income of $6,344.

(f) Including realized loss of $10,136 of investments in affiliated issuers (Note 5).

See Notes which are an integral part of the Financial Statements

New York Municipal Bond Fund	Pennsylvania Municipal Bond Fund	Maryland Municipal Bond Fund	Intermediate-Term Bond Fund	Income Fund	Managed Allocation Fund-- Conservative Growth	Managed Allocation Fund-- Moderate Growth

$ --	$ 9,542(a)	$ 1,101(a)	$ --	$ --	$ 102,048(a)	$ 268,759(a)
1,826,206	4,505,169	2,912,910	5,829,273(d)	4,353,987(e)	--	--

1,826,206	4,514,711	2,914,011	5,829,273	4,353,987	102,048	268,759

291,782	676,533	425,058	913,389	560,661	11,802	54,577
26,779	62,084	39,010	83,824	60,024	3,033	14,028
2,084	4,832	3,036	6,449	4,672	236	1,092
30,494	20,633	21,171	23,224	30,041	24,037	63,028
1,663	2,614	2,424	2,628	2,713	1,876	2,165
7,508	6,335	5,484	7,039	4,724	5,997	6,076
971	1,113	716	1,077	575	1,084	1,112
16,242	36,155	23,024	48,212	34,710	3,033	9,116
69,858	14,022	25,028	13,328	12,437	7,252	33,274
1,660	2,879	8,006	376	8,076	13,651	63,909
69,858	14,022	25,028	13,328	12,437	7,252	33,274
553	960	2,669	125	2,692	4,550	21,303
33,797	226,637	124,109	312,757	218,480	--	--
16,594	16,301	22,277	20,094	23,253	12,352	13,663
3,935	3,343	3,230	6,243	4,606	3,689	5,785
4,842	6,159	6,700	8,582	8,195	2,939	4,109
1,885	597	3,022	2,445	2,953	1,263	1,819

580,505	1,095,219	739,992	1,463,120	991,249	104,046	328,330

(105,250)	(7,414)	(97,468)	(143,584)	(8,914)	(11,802)	(14,254)
(5,628)	(13,024)	(8,188)	(17,605)	(12,606)	(638)	(2,943)
(69,858)	(11,416)	(7,008)	(13,328)	--	(7,252)	(17,303)
--	(62)	--	--	--	(3,458)	(1,757)
(28,075)	--	(20,895)	(11,986)	(11,356)	(7,252)	(18,697)
(47)	--	(308)	(32)	(305)	(4,550)	--
(33,797)	(89,383)	(124,109)	(302,057)	(167,206)	--	--
--	--	--	--	--	(11,692)	--

(242,655)	(121,299)	(257,976)	(488,592)	(200,387)	(46,644)	(54,954)

337,850	973,920	482,016	974,528	790,862	57,402	273,376

1,488,356	3,540,791	2,431,995	4,854,745	3,563,125	44,646	(4,617)

47,223	211,947	202,648	(450,734)	182,069	--	(10,136)(f)
1,899,968	3,536,542	2,399,281	3,770,396	3,149,285	56,364	367,754

1,947,191	3,748,489	2,601,929	3,319,662	3,331,354	56,364	357,618

$ 3,435,547	$ 7,289,280	$ 5,033,924	$ 8,174,407	$ 6,894,479	$ 101,010	$ 353,001

Six Months Ended October 31, 2004 (unaudited)	Managed Allocation Fund-- Aggressive Growth	Balanced Fund

INVESTMENT INCOME:
Dividends	$ 35,397(a)	$ 557,164(a)(b)
Interest	--	1,160,725(c)

TOTAL INVESTMENT INCOME	35,397	1,717,889

EXPENSES:
Investment advisory fee (Note 5)	24,171	499,036
Administrative personnel and services fee (Note 5)	6,212	49,309
Custodian fees	483	3,839
Transfer and dividend disbursing agent fees and expenses (Note 5)	44,109	48,613
Trustees' fees	1,942	2,484
Auditing fees	6,279	5,672
Legal fees	1,130	558
Portfolio accounting fees	4,815	28,675
Distribution services fee--Class A Shares (Note 5)	16,108	36,428
Distribution services fee--Class B Shares (Note 5)	24,159	47,086
Shareholder services fee--Class A Shares (Note 5)	16,108	36,428
Shareholder services fee--Class B Shares (Note 5)	8,053	15,695
Shareholder services fee--Institutional I Shares (Note 5)	--	139,814
Share registration costs	12,110	19,389
Printing and postage	4,089	9,030
Insurance premiums	2,937	7,167
Taxes	--	414
Miscellaneous	1,242	5,168

TOTAL EXPENSES	173,947	954,805

WAIVERS AND REIMBURSEMENTS:
Waiver/reimbursement of investment advisory fee (Note 5)	(9,906)	(2,166)
Waiver of portfolio accounting fees	(1,307)	(10,342)
Waiver of distribution services fee--Class A Shares (Note 5)	(16,108)	(1,201)
Waiver of distribution services fee--Class B Shares (Note 5)	(5,798)	--
Waiver of shareholder services fee--Class A Shares (Note 5)	(16,108)	(36,172)
Waiver of shareholder services fee--Class B Shares (Note 5)	(8,053)	(3,550)
Waiver of shareholder services fee--Institutional I Shares (Note 5)	--	(93,086)
Reimbursement of other operating expenses (Note 5)	--	--

TOTAL WAIVERS AND REIMBURSEMENTS	(57,280)	(146,517)

Net expenses	116,667	808,288

Net investment income (loss)	(81,270)	909,601

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND OPTIONS:
Net realized gain (loss) on investments and options	(9,164)(e)	1,017,177
Net change in unrealized appreciation (depreciation) of investments and options	212,946	(3,203,043)

Net realized and unrealized gain (loss) on investments and options	203,782	(2,185,866)

Change in net assets resulting from operations	$ 122,512	$(1,276,265)

(a) Including $35,397, $5,267, $2,956, $11,136, $4,840, $22,175, $2,083 and $11,465 received from affiliated issuers, respectively (Note 5).

(b) Net of foreign taxes withheld of $3,486, $91, $2,308 and $76, respectively.

(c) Net of $43,601 of dollar roll expense and including dollar roll income of $148, 805 and stock loan income of $3,632.

(d) Net of $778 of dollar roll expense.

(e) Including realized loss of 9,164 on sales of investments in affiliated issuers(Note 5).

See Notes which are an integral part of the Financial Statements

Social Balanced Fund	Equity Income Fund	Large Cap Value Fund	Equity Index Fund	Large Cap Stock Fund	Large Cap Growth Fund	Multi Cap Growth Fund

$ 7,361(b)	$ 938,848(a)(b)	$ 844,491(a)	$ 844,238(a)(b)	$ 3,060,717(a)	$ 238,258(a)	$ 554,412(a)
31,110(d)	290	1,323	--	--	--	654

38,471	939,138	845,814	844,238	3,060,717	238,258	555,066

11,382	267,760	302,984	97,424	1,999,618	193,538	388,211
1,045	24,571	27,796	31,301	151,103	14,623	35,621
81	1,913	2,164	2,436	9,906	1,138	2,773
4,344	20,947	31,043	25,690	57,980	23,004	57,077
1,757	2,158	2,045	2,358	2,806	1,924	2,394
5,011	5,718	6,744	5,523	7,616	5,852	4,938
913	861	1,005	949	1,381	1,022	605
2,000	14,960	16,654	18,744	85,613	9,316	20,971
--	6,504	51,609	7,857	79,372	14,867	29,099
--	589	2,747	1,381	43,694	4,655	37,221
--	6,504	51,609	7,857	79,372	14,867	29,099
--	196	916	460	14,565	1,552	12,407
4,065	88,928	55,684	113,463	494,186	40,504	97,141
7,247	21,636	16,936	22,150	19,143	15,521	17,417
1,662	2,646	4,362	2,857	21,925	5,129	11,777
3,947	6,283	4,605	7,168	11,106	4,412	7,360
61	--	--	--	--	--	--
987	2,021	2,107	18,021	4,620	2,126	1,508

44,502	474,195	581,010	365,639	3,084,006	354,050	755,619

(11,382)	(5,549)	(13,397)	(91,388)	(1,510)	(30,282)	(8,871)
(219)	(5,159)	(5,811)	(6,578)	(31,708)	(3,061)	(7,449)
--	(1,256)	(23,500)	--	(74,111)	(8,325)	(1,922)
--	--	--	--	--	--	--
--	(4,566)	(39,930)	(6,914)	--	(8,380)	(28,288)
--	--	--	--	--	--	(2,961)
--	(71,142)	(30,816)	(113,463)	(303,403)	(29,306)	(65,866)
(12,515)	--	--	--	--	--	--

(24,116)	(87,672)	(113,454)	(218,343)	(410,732)	(79,354)	(115,357)

20,386	386,523	467,556	147,296	2,673,274	274,696	640,262

18,085	552,615	378,258	696,942	387,443	(36,438)	(85,196)

32,025	2,431,917	370,835	84,635	2,544,191	2,696,437	4,524,511
(60,935)	(593,828)	2,310,472	1,876,695	(12,053,043)	(4,108,640)	(4,084,342)

(28,910)	1,838,089	2,681,307	1,961,330	(9,508,852)	(1,412,203)	440,169

$(10,825)	$ 2,390,704	$ 3,059,565	$ 2,658,272	$(9,121,409)	$(1,448,641)	$ 354,973

Six Months Ended October 31, 2004 (unaudited)	Mid Cap Stock Fund	Mid Cap Growth Fund	Small Cap Stock Fund	Small Cap Growth Fund	International Equity Fund

INVESTMENT INCOME:
Dividends	$ 626,801(a)(b)	$ 171,680(a)	$ 782,383(a)	$ 805,165(a)(b)	$ 1,506,034(a)(b)
Interest	--	--	37	2,135	64

TOTAL INVESTMENT INCOME	626,801	171,680	782,420	807,300	1,506,098

EXPENSES:
Investment advisory fee (Note 5)	596,777	358,986	622,514	750,951	580,215
Administrative personnel and services fee (Note 5)	45,100	27,128	47,050	56,739	37,271
Custodian fees	3,511	2,112	3,662	4,417	111,216
Transfer and dividend disbursing agent fees and expenses (Note 5)	64,391	23,036	27,028	96,858	46,720
Trustees' fees	2,258	2,159	2,199	2,176	2,119
Auditing fees	7,955	5,676	6,111	6,239	6,010
Legal fees	988	807	856	872	971
Portfolio accounting fees	26,471	16,275	27,485	32,732	22,275
Distribution services fee--Class A Shares (Note 5)	85,651	7,838	14,731	85,273	24,725
Distribution services fee--Class B Shares (Note 5)	8,917	622	4,127	10,578	885
Distribution services fee--Class C Shares (Note 5)	--	--	--	2,257	--
Shareholder services fee--Class A Shares (Note 5)	85,651	7,838	14,731	85,273	24,725
Shareholder services fee--Class B Shares (Note 5)	2,972	208	1,376	3,526	295
Shareholder services fee--Class C Shares (Note 5)	--	--	--	752	--
Shareholder services fee--Institutional I Shares (Note 5)	86,899	97,538	166,986	131,317	120,034
Share registration costs	18,098	20,227	18,696	21,947	16,109
Printing and postage	11,517	2,836	5,938	12,076	8,439
Insurance premiums	5,762	6,279	6,268	8,081	5,640
Miscellaneous	2,378	1,731	2,409	1,786	1,354

TOTAL EXPENSES	1,055,296	581,296	972,167	1,313,850	1,009,003

(a) Including $7,392, $4,081, $20,218, $16,220 and $4,310 received from affiliated issuers, respectively (Note 5).

(b) Net of foreign taxes withheld of $4,200, $1,500 and $154,292, respectively.

See Notes which are an integral part of the Financial Statements

Six Months Ended October 31, 2004 (unaudited)	Mid Cap Stock Fund	Mid Cap Growth Fund	Small Cap Stock Fund	Small Cap Growth Fund	International Equity Fund

WAIVERS AND REIMBURSEMENTS:
Waiver/reimbursement of investment advisory fee (Note 5)	(50,754)	(16,570)	(9,152)	(968)	(711)
Waiver of portfolio accounting fees	(9,456)	(5,677)	(9,892)	(11,896)	(7,821)
Waiver of distribution services fee--Class A Shares (Note 5)	(41,113)	(2,195)	(13,249)	--	(4,962)
Waiver of shareholder services fee--Class A Shares (Note 5)	(77,114)	(6,286)	--	(83,449)	(23,916)
Waiver of shareholder services fee--Class B Shares (Note 5)	--	--	--	(234)	(99)
Waiver of shareholder services fee--Class C Shares (Note 5)	--	--	--	(49)	--
Waiver of shareholder services fee--Institutional I Shares (Note 5)	(44,593)	(70,362)	--	(81,294)	(63,769)
Reimbursement of other operating expenses (Note 5)	--	--	--	--	--

TOTAL WAIVERS AND REIMBURSEMENTS	(223,030)	(101,090)	(32,293)	(177,890)	(101,278)

Net expenses	832,266	480,206	939,874	1,135,960	907,725

Net investment income (loss)	(205,465)	(308,526)	(157,454)	(328,660)	598,373

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS, OPTIONS AND FOREIGN CURRENCY TRANSACTIONS:
Net realized gain (loss) on investments, options and foreign currency transactions	1,865,444	2,886,901	3,341,642	(14,851,133)	4,227,318
Net change in unrealized appreciation (depreciation) of investments, options and translation of assets and liabilities in foreign currency	3,750,212	(138,081)	(3,703,425)	6,620,193	2,177,043

Net realized and unrealized gain on investments, options and foreign currency transactions	5,615,656	2,748,820	(361,783)	(8,230,940)	6,404,361

Change in net assets resulting from operations	$5,410,191	$ 2,440,294	$(519,237)	$(8,559,600)	$ 7,002,734

STATEMENTS OF CHANGES IN NET ASSETS

	Short Duration Government Bond Fund
	Six Months Ended (unaudited) October 31, 2004	Year Ended April 30, 2004

INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
Net investment income	$ 2,361,449	$ 3,259,965
Net realized gain (loss) on investments	(6,178)	690,464
Net realized gain on capital gain distributions from other investment companies	--	--
Net change in unrealized appreciation (depreciation) of investments	217,342	(2,800,012)

Change in net assets resulting from operations	2,572,613	1,150,417

DISTRIBUTIONS TO SHAREHOLDERS:
Distributions from net investment income
Class A Shares	(81,874)	(151,301)
Class B Shares	(860)	(339)
Institutional I Shares	(2,277,287)	(3,694,029)
Distributions from net realized gain on investments
Class A Shares	--	--
Class B Shares	--	--
Institutional I Shares	--	--

Change in net assets resulting from distributions to shareholders	(2,360,021)	(3,845,669)

SHARE TRANSACTIONS:
Proceeds from sale of shares	32,301,979	112,935,555
Proceeds from shares issued in connection with the tax-free transfer of assets from ARK U.S. Government Bond Portfolio	--	--
Proceeds from shares issued in connection with the tax-free transfer of assets from VISION Pennsylvania Municipal Income Fund	--	--
Proceeds from shares issued in connection with the tax-free transfer of assets from VISION Intermediate-Term Bond Fund	--	60,731,410
Net asset value of shares issued to shareholders in payment of distributions declared	1,094,946	1,430,903
Cost of shares redeemed	(30,489,818)	(81,271,279)

Change in net assets resulting from share transactions	2,907,107	93,826,589

Change in net assets	3,119,699	91,131,337
NET ASSETS:
Beginning of period	208,463,839	117,332,502

End of period	$ 211,583,538	$ 208,463,839

Undistributed (distributions in excess of) net investment income included in net assets at end of period	$(1,408)	$(2,836)

See Notes which are an integral part of the Financial Statements

Short-Term Corporate Bond Fund		U.S. Government Bond Fund		New York Municipal Bond Fund		Pennsylvania Municipal Bond Fund
Six Months Ended (unaudited) October 31, 2004	Year Ended April 30, 2004	Six Months Ended (unaudited) October 31, 2004	Year Ended April 30, 2004	Six Months Ended (unaudited) October 31, 2004	Year Ended April 30, 2004	Six Months Ended (unaudited) October 31, 2004	Year Ended April 30, 2004

$ 971,466	$ 1,611,925	$ 3,960,264	$ 6,987,942	$ 1,488,356	$ 3,240,763	$ 3,540,791	$ 7,849,957
(93,335)	326,888	(204,533)	875,447	47,223	520,837	211,947	3,599,810
--	--	--	--	--	--	--	--
300,605	(1,176,968)	2,466,385	(4,105,815)	1,899,968	(2,061,486)	3,536,542	(6,776,220)

1,178,736	761,845	6,222,116	3,757,574	3,435,547	1,700,114	7,289,280	4,673,547

(1,196)	(775)	(1,169,454)	(4,490,375)	(983,722)	(2,675,120)	(197,114)	(809,710)
(173)	(95)	(2,526)	(1,978)	(5,955)	(2,518)	(10,782)	(14,743)
(970,124)	(1,616,839)	(3,156,787)	(4,393,097)	(495,533)	(557,819)	(3,310,864)	(6,875,857)

--	--	--	(8,828)	--	(495,157)	--	--
--	--	--	(14)	--	(407)	--	--
--	--	--	(23,820)	--	(235,921)	--	--

(971,493)	(1,617,709)	(4,328,767)	(8,918,112)	(1,485,210)	(3,966,942)	(3,518,760)	(7,700,310)

14,175,904	43,198,627	18,348,921	173,044,417	5,148,154	52,165,630	4,961,527	87,602,035
--	--	--	94,394,490	--	--	--	--
--	--	--	--	--	--	--	85,690,214
--	--	--	--	--	--	--	--
394,586	721,116	2,052,948	4,294,624	836,305	2,409,901	295,848	503,493
(10,859,786)	(20,512,082)	(33,669,492)	(206,542,793)	(9,192,627)	(53,874,291)	(23,740,723)	(129,249,521)

3,710,704	23,407,661	(13,267,623)	65,190,738	(3,208,168)	701,240	(18,483,348)	44,546,221

3,917,947	22,551,797	(11,374,274)	60,030,200	(1,257,831)	(1,565,588)	(14,712,828)	41,519,458

82,316,479	59,764,682	204,239,941	144,209,741	84,321,843	85,887,431	203,468,300	161,948,842

$ 86,234,426	$ 82,316,479	$ 192,865,667	$ 204,239,941	$ 83,064,012	$ 84,321,843	$ 188,755,472	$ 203,468,300

$(5,243)	$(5,216)	$(315,220)	$ 53,283	$ 3,158	$ 12	$ 34,731	$ 12,700

	Maryland Municipal Bond Fund
	Six Months Ended (unaudited) October 31, 2004	Year Ended April 30, 2004

INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
Net investment income (loss)	$ 2,431,995	$ 5,006,890
Net realized gain (loss) on investments	202,648	856,565
Net realized gain on capital gain distributions from other investment companies	--	--
Net change in unrealized appreciation (depreciation) of investments	2,399,281	(3,521,590)

Change in net assets resulting from operations	5,033,924	2,341,865

DISTRIBUTIONS TO SHAREHOLDERS:
Distributions from net investment income
Class A Shares	(383,453)	(871,766)
Class B Shares	(32,843)	(59,741)
Institutional I Shares	(2,005,901)	(3,972,015)
Distributions from net realized gain on investments
Class A Shares	--	--
Class B Shares	--	--
Institutional I Shares	--	--

Change in net assets resulting from distributions to shareholders	(2,422,197)	(4,903,522)

SHARE TRANSACTIONS:
Proceeds from sale of shares	2,135,385	17,448,873
Proceeds from shares issued in connection with the tax-free transfer of assets from VISION Intermediate-Term Bond Fund	--	--
Net asset value of shares issued to shareholders in payment of distributions declared	510,366	1,066,297
Cost of shares redeemed	(7,132,495)	(21,371,809)

Change in net assets resulting from share transactions	(4,486,744)	(2,856,639)

Change in net assets	(1,875,017)	(5,418,296)
NET ASSETS:
Beginning of period	122,386,665	127,804,961

End of period	$ 120,511,648	$ 122,386,665

Undistributed (distributions in excess of) net investment income included in net assets at end of period	$ 9,353	$(445)

See Notes which are an integral part of the Financial Statements

Intermediate-Term Bond Fund		Income Fund		Managed Allocation Fund-- Conservative Growth		Managed Allocation Fund-- Moderate Growth
Six Months Ended (unaudited) October 31, 2004	Year Ended April 30, 2004	Six Months Ended (unaudited) October 31, 2004	Year Ended April 30, 2004	Six Months Ended (unaudited) October 31, 2004	Year Ended April 30, 2004	Six Months Ended (unaudited) October 31, 2004	Year Ended April 30, 2004

$ 4,854,745	$ 8,132,653	$ 3,563,125	$ 8,546,921	$ 44,646	$ 94,167	$(4,617)	$ 115,244
(450,734)	1,799,251	182,069	4,359,497	--	(20,704)	(10,136)	(278,539)
--	--	--	--	--	27,392	--	102,221
3,770,396	(4,529,008)	3,149,285	(10,373,346)	56,364	266,984	367,754	2,634,618

8,174,407	5,402,896	6,894,479	2,533,072	101,010	367,839	353,001	2,573,544

(243,221)	(1,196,954)	(175,748)	(407,161)	(32,761)	(67,575)	--	(104,633)
(1,823)	(1,415)	(31,016)	(62,790)	(10,755)	(21,432)	--	(11,528)
(5,722,080)	(8,406,084)	(3,309,188)	(8,092,401)	--	--	--	--

--	(95,999)	--	(281,650)	--	(55,230)	--	(200,003)
--	(780)	--	(55,450)	--	(36,246)	--	(114,468)
--	(2,939,052)	--	(5,395,351)	--	--	--	--

(5,967,124)	(12,640,284)	(3,515,952)	(14,294,803)	(43,516)	(180,483)	--	(430,632)

22,694,825	194,513,120	5,431,790	23,083,526	1,089,643	4,262,046	8,066,874	24,088,306
--	132,243,372	--	--	--	--	--	--
1,450,260	4,330,820	1,722,536	9,768,280	42,802	177,899	--	427,150
(34,995,622)	(186,977,965)	(21,300,649)	(88,160,376)	(658,268)	(1,523,375)	(2,332,556)	(2,790,929)

(10,850,537)	144,109,347	(14,146,323)	(55,308,570)	474,177	2,916,570	5,734,318	21,724,527

(8,643,254)	136,871,959	(10,767,796)	(67,070,301)	531,671	3,103,926	6,087,319	23,867,439

265,135,297	128,263,338	194,084,260	261,154,561	9,224,457	6,120,531	40,234,742	16,367,303

$ 256,492,043	$ 265,135,297	$ 183,316,464	$ 194,084,260	$ 9,756,128	$ 9,224,457	$ 46,322,061	$ 40,234,742

$(1,106,906)	$ 5,473	$ 17,324	$(29,849)	$ 6,290	$ 5,160	$(4,617)	$ --

	Managed Allocation Fund-- Aggressive Growth
	Six Months Ended (unaudited) October 31, 2004	Year Ended April 30, 2004

INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
Net investment income (loss)	$(81,270)	$(37,000)
Net realized gain (loss) on investments	(9,164)	(110,060)
Net realized gain on capital gain distributions from other investment companies	--	60,491
Net change in unrealized appreciation (depreciation) of investments	212,946	1,882,032

Change in net assets resulting from operations	122,512	1,795,463

DISTRIBUTIONS TO SHAREHOLDERS:
Distributions from net investment income
Class A Shares	--	--
Class B Shares	--	--
Institutional I Shares	--	--
Distributions from net realized gain on investments
Class A Shares	--	(177,748)
Class B Shares	--	(81,118)
Institutional I Shares	--	--

Change in net assets resulting from distributions to shareholders	--	(258,866)

SHARE TRANSACTIONS:
Proceeds from sale of shares	2,877,037	10,165,954
Proceeds from shares issued in connection with the tax-free transfer of assets from ARK Social Issues Small Cap Equity Portfolio	--	--
Proceeds from shares issued in connection with the tax-free transfer of assets from ARK Social Issues Blue Chip Equity Portfolio	--	--
Proceeds from shares issued in connection with the tax-free transfer of assets from ARK Social Issues Capital Growth Portfolio	--	--
Net asset value of shares issued to shareholders in payment of distributions declared	--	258,526
Cost of shares redeemed	(828,459)	(1,028,069)

Change in net assets resulting from share transactions	2,048,578	9,396,411

Change in net assets	2,171,090	10,933,008
NET ASSETS:
Beginning of period	18,166,805	7,233,797

End of period	$ 20,337,895	$ 18,166,805

Undistributed (distributions in excess of) net investment income included in net assets at end of period	$(81,270)	$ --

See Notes which are an integral part of the Financial Statements

Balanced Fund		Social Balanced Fund		Equity Income Fund		Large Cap Value Fund
Six Months Ended (unaudited) October 31, 2004	Year Ended April 30, 2004	Six Months Ended (unaudited) October 31, 2004	Year Ended April 30, 2004	Six Months Ended (unaudited) October 31, 2004	Year Ended April 30, 2004	Six Months Ended (unaudited) October 31, 2004	Year Ended April 30, 2004

$ 909,601	$ 1,691,365	$ 18,085	$ 76,525	$ 552,615	$ 1,182,071	$ 378,258	$ 582,242
1,017,177	7,156,219	32,025	277,381	2,431,917	1,083,766	370,835	1,493,806
--	--	--	--	--	--	--	--
(3,203,043)	14,020,753	(60,935)	(201,216)	(593,828)	11,269,729	2,310,472	10,657,703

(1,276,265)	22,868,337	(10,825)	152,690	2,390,704	13,535,566	3,059,565	12,733,751

(170,260)	(286,804)	--	--	(35,933)	(63,258)	(182,917)	(404,148)
(20,330)	(17,263)	--	--	(440)	(249)	--	--
(699,509)	(1,327,043)	(20,109)	(64,443)	(567,203)	(1,066,524)	(203,227)	(172,800)

--	--	--	--	--	--	--	--
--	--	--	--	--	--	--	--
--	--	--	(91,930)	--	--	--	--

(890,099)	(1,631,110)	(20,109)	(156,373)	(603,576)	(1,130,031)	(386,144)	(576,948)

2,603,765	8,280,103	21,500	33,661	2,506,073	10,278,475	13,909,530	82,583,342
--	--	--	777,071	--	--	--	--
--	--	--	793,521	--	--	--	--
--	--	--	178,629	--	--	--	--
880,067	1,609,004	8,747	114,202	75,560	134,009	246,821	364,272
(18,401,879)	(32,499,331)	(582,222)	(1,606,227)	(7,303,372)	(10,358,184)	(24,640,519)	(54,291,834)

(14,918,047)	(22,610,224)	(551,975)	290,857	(4,721,739)	54,300	(10,484,168)	28,655,780

(17,084,411)	(1,372,997)	(582,909)	287,174	(2,934,611)	12,459,835	(7,810,747)	40,812,583

162,119,315	163,492,312	3,553,896	3,266,722	78,275,030	65,815,195	89,929,203	49,116,620

$ 145,034,904	$ 162,119,315	$ 2,970,987	$ 3,553,896	$ 75,340,419	$ 78,275,030	$ 82,118,456	$ 89,929,203

$ 197,765	$ 178,263	$ 10,041	$ 12,065	$(30,030)	$ 20,931	$ 35,989	$ 43,875

	Equity Index Fund
	Six Months Ended (unaudited) October 31, 2004	Year Ended April 30, 2004

INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
Net investment income (loss)	$ 696,942	$ 1,612,670
Net realized gain (loss) on investments	84,635	(8,828,652)
Net change in unrealized appreciation (depreciation) of investments	1,876,695	30,536,645

Change in net assets resulting from operations	2,658,272	23,320,663

DISTRIBUTIONS TO SHAREHOLDERS:
Distributions from net investment income
Class A Shares	(48,134)	(67,686)
Class B Shares	(1,192)	(449)
Institutional I Shares	(726,851)	(1,400,905)

Change in net assets resulting from distributions to shareholders	(776,177)	(1,469,040)

SHARE TRANSACTIONS:
Proceeds from sale of shares	15,460,487	40,362,296
Proceeds from shares issued in connection with the tax-free transfer of assets from ARK Blue Chip Equity Portfolio	--	--
Proceeds from shares issued in connection with the tax-free transfer of assets from VISION Large Cap Core Fund	--	--
Net asset value of shares issued to shareholders in payment of distributions declared	471,052	968,395
Cost of shares redeemed	(6,685,365)	(71,039,462)

Change in net assets resulting from share transactions	9,246,174	(29,708,771)

Change in net assets	11,128,269	(7,857,148)
NET ASSETS:
Beginning of period	91,735,447	99,592,595

End of period	$ 102,863,716	$ 91,735,447

Undistributed (distributions in excess of) net investment income included in net assets at end of period	$ 154,298	$ 233,533

See Notes which are an integral part of the Financial Statements

Large Cap Stock Fund		Large Cap Growth Fund		Multi Cap Growth Fund
Six Months Ended (unaudited) October 31, 2004	Year Ended April 30, 2004	Six Months Ended (unaudited) October 31, 2004	Year Ended April 30, 2004	Six Months Ended (unaudited) October 31, 2004	Year Ended April 30, 2004

$ 387,443	$ 1,318,863	$(36,438)	$(18,181)	$(85,196)	$(697,821)
2,544,191	57,373,143	2,696,437	(247,993)	4,524,511	29,177,866
(12,053,043)	12,355,797	(4,108,640)	2,745,027	(4,084,342)	2,637,324

(9,121,409)	71,047,803	(1,448,641)	2,478,853	354,973	31,117,369

--	(53,918)	--	--	--	--
--	--	--	--	--	--
(528,085)	(1,205,605)	--	--	--	--

(528,085)	(1,259,523)	--	--	--	--

30,394,444	326,146,232	4,790,775	48,315,228	3,895,423	13,966,401
--	201,685,917	--	--	--	--
--	90,189,708	--	--	--	--
191,438	438,797	--	--	--	--
(56,367,787)	(376,178,233)	(7,468,121)	(20,506,163)	(13,627,698)	(65,407,010)

(25,781,905)	242,282,421	(2,677,346)	27,809,065	(9,732,275)	(51,440,609)

(35,431,399)	312,070,701	(4,125,987)	30,287,918	(9,377,302)	(20,323,240)

486,786,037	174,715,336	47,676,520	17,388,602	114,808,166	135,131,406

$ 451,354,638	$ 486,786,037	$ 43,550,533	$ 47,676,520	$ 105,430,864	$ 114,808,166

$ 47,519	$ 188,161	$(36,438)	$ --	$(85,196)	$ --

	Mid Cap Stock Fund
	Six Months Ended (unaudited) October 31, 2004	Year Ended April 30, 2004

INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
Net investment income (loss)	$(205,465)	$(357,551)
Net realized gain (loss) on investments and foreign currency transactions	1,865,444	17,134,912
Net change in unrealized appreciation (depreciation) of investments and translation of assets and liabilities in foreign currency	3,750,212	10,175,167

Change in net assets resulting from operations	5,410,191	26,952,528

DISTRIBUTIONS TO SHAREHOLDERS:
Distributions from net investment income
Class A Shares	--	--
Class B Shares	--	--
Institutional I Shares	--	--
Distributions from net realized gain on investments and foreign currency transactions
Class A Shares	--	--
Class B Shares	--	--
Institutional I Shares	--	--

Change in net assets resulting from distributions to shareholders	--	--

SHARE TRANSACTIONS:
Proceeds from sale of shares	13,272,477	108,900,622
Proceeds from shares issued in connection with the tax-free transfer of assets from ARK Emerging Markets Equity Portfolio	--	--
Proceeds from shares issued in connection with the tax-free transfer of assets from ARK International Equity Portfolio	--	--
Net asset value of shares issued to shareholders in payment of distributions declared	--	--
Cost of shares redeemed	(18,110,684)	(98,630,244)

Change in net assets resulting from share transactions	(4,838,207)	10,270,378

Change in net assets	571,984	37,222,906
NET ASSETS:
Beginning of period	141,199,187	103,976,281

End of period	$ 141,771,171	$ 141,199,187

Undistributed (distributions in excess of) net investment income included in net assets at end of period	$(205,465)	$ --

See Notes which are an integral part of the Financial Statements

Mid Cap Growth Fund		Small Cap Stock Fund		Small Cap Growth Fund		International Equity Fund
Six Months Ended (unaudited) October 31, 2004	Year Ended April 30, 2004	Six Months Ended (unaudited) October 31, 2004	Year Ended April 30, 2004	Six Months Ended (unaudited) October 31, 2004	Year Ended April 30, 2004	Six Months Ended (unaudited) October 31, 2004	Year Ended April 30, 2004

$(308,526)	$(333,455)	$(157,454)	$(476,604)	$(328,660)	$(1,571,494)	$ 598,373	$ 748,026
2,886,901	13,055,983	3,341,642	26,190,921	(14,851,133)	61,823,399	4,227,318	7,257,475
(138,081)	10,109,189	(3,703,425)	25,184,048	6,620,193	(8,792,247)	2,177,043	17,284,238

2,440,294	22,831,717	(519,237)	50,898,365	(8,559,600)	51,459,658	7,002,734	25,289,739

--	--	--	--	--	--	--	(152,681)
--	--	--	--	--	--	--	(1,548)
--	--	--	--	--	--	--	(1,316,007)

--	--	--	(755,851)	--	--	--	--
--	--	--	(74,680)	--	--	--	--
--	--	--	(11,415,870)	--	--	--	--

--	--	--	(12,246,401)	--	--	--	(1,470,236)

3,201,546	12,381,950	23,076,757	172,516,633	24,537,524	111,788,720	10,057,369	107,175,169
--	--	--	--	--	--	--	5,474,675
--	--	--	--	--	--	--	19,700,015
--	--	--	11,829,055	--	--	--	795,265
(7,251,968)	(18,896,214)	(20,566,768)	(180,721,446)	(33,249,772)	(90,200,540)	(19,151,221)	(100,204,137)

(4,050,422)	(6,514,264)	2,509,989	3,624,242	(8,712,248)	21,588,180	(9,093,852)	32,940,987

(1,610,128)	16,317,453	1,990,752	42,276,206	(17,271,848)	73,047,838	(2,091,118)	56,760,490

86,575,374	70,257,921	149,197,534	106,921,328	183,968,889	110,921,051	118,874,576	62,114,086

$ 84,965,246	$ 86,575,374	$ 151,188,286	$ 149,197,534	$ 166,697,041	$ 183,968,889	$ 116,783,458	$ 118,874,576

$(308,526)	$ --	$(157,454)	$ --	$(328,660)	$ --	$ 632,321	$ 33,948

Six Months Ended October 31, 2004 (unaudited)	Income Fund

INCREASE (DECREASE) IN CASH
CASH FLOWS FROM OPERATING ACTIVITIES:
Change in net assets resulting from operations	$ 6,894,479
ADJUSTMENTS TO RECONCILE CHANGE IN NET ASSETS RESULTING FROM OPERATIONS TO NET CASH PROVIDED BY OPERATING ACTIVITIES:
Purchases of investment securities	(351,222,980)
Paydowns on investment securities	9,854,811
Realized loss on paydowns	199,270
Proceeds from sale of investment securities	354,953,661
Net purchases of short-term investment securities	(142,933)
Decrease in income receivable	602,384
Decrease in prepaid expenses	4,800
Increase in payable for accrued expenses	3,346
Decrease in receivable for investments sold	2,703,903
Decrease in payable for investments purchased	(19,580,757)
Net realized gain on investments	(182,069)
Net amortization/accretion of premium/discount	360,880
Net unrealized appreciation on investments	(3,149,285)

NET CASH PROVIDED BY OPERATING ACTIVITIES	1,299,510

CASH FLOWS FROM FINANCING ACTIVITIES:
Cash received for dollar roll transactions, net	15,943,279
Proceeds from sale of shares	5,436,494
Cash distributions paid	(1,863,154)
Payment for shares redeemed	(21,298,913)

NET CASH USED IN FINANCING ACTIVITIES	(1,782,294)

NET DECREASE IN CASH	(482,784)
CASH:
Beginning of period	482,795

End of period	$ 11

Supplemental disclosure of cash flows information: Non-cash financing not included herein consists of reinvestment of dividends and distributions of $1,722,536.

See Notes which are an integral part of the Financial Statements

Financial Highlights

(For a share outstanding throughout each period)

Year Ended April 30,	Net Asset Value, beginning of period	Net Investment Income	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Distributions from Net Investment Income	Distributions from Net Realized Gain on Investments	Total Distributions

SHORT DURATION GOVERNMENT BOND FUND -- CLASS A SHARES
2004(c)	$ 9.72	0.13	(0.04)	0.09	(0.14)	--	(0.14)
2004(e)	$ 9.67	0.10	--	0.10	(0.10)	--	(0.10)
SHORT DURATION GOVERNMENT BOND FUND -- CLASS B SHARES
2004(c)	$ 9.72	0.05	(0.05)	0.00(g)	(0.05)	--	(0.05)
2004(e)	$ 9.67	0.07	--	0.07	(0.07)	--	(0.07)
SHORT DURATION GOVERNMENT BOND FUND -- INSTITUTIONAL I SHARES
1999(f)	$ 9.96	0.54	(0.13)	0.41	(0.54)	(0.00)(g)	(0.54)
2000(f)	$ 9.83	0.55	(0.14)	0.41	(0.55)	--	(0.55)
2001(h)(i)	$ 9.69	0.50	0.11	0.61	(0.49)	--	(0.49)
2002	$ 9.81	0.62(j)	(0.06)(j)	0.56	(0.57)	--	(0.57)
2003	$ 9.80	0.33(k)	0.16	0.49	(0.44)	--	(0.44)
2004	$ 9.85	0.25	(0.19)	0.06	(0.24)	--	(0.24)
2004(e)	$ 9.67	0.11	--	0.11	(0.11)	--	(0.11)

(a) Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

(b) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

(c) Reflects operations for the period from August 18, 2003 (date of initial public investment) to April 30, 2004.

(d) Computed on an annualized basis.

(e) Six months ended October 31, 2004 (unaudited).

(f) Reflects operations for the year ended June 30.

(g) Represents less than $0.01.

(h) Reflects operations for the period from July 1, 2000 to April 30, 2001. The Fund changed its fiscal year from June 30 to April 30.

(i) Effective January 8, 2001, the Fund changed its investment advisor from Martindale Andres & Company LLC to Manufacturers and Traders Trust Company.

(j) Effective May 1, 2001, the Short Duration Government Bond Fund adopted the provisions of the American Institute of Certified Public Accountants (AICPA) Audit and Accounting Guide for Investment Companies and began accreting discount/amortizing premium on long term debt securities. The effect of this change for the year ended April 30, 2002 was to increase net investment income per share by $0.05, decrease net realized gain/loss per share by $0.05 and decrease the ratio of net investment income to average net assets from 5.68% to 4.55%. Per share, ratios and supplemental data for periods prior to May 1, 2001 have not been restated to reflect this change in presentation.

(k) Based on average shares oustanding.

See Notes which are an integral part of the Financial Statements

		Ratios to Average Net Assets
Net Asset Value, end of period	Total Return(a)	Expenses	Net Investment Income	Expense Waiver/ Reimbursement(b)	Net Assets, end of period (000 omitted)	Portfolio Turnover Rate

$ 9.67	0.96%	0.81%(d)	1.61%(d)	0.51%(d)	$ 8,549	125%
$ 9.67	1.07%	0.79%(d)	2.11%(d)	0.49%(d)	$ 7,526	47%

$ 9.67	(0.05)%	1.71%(d)	0.66%(d)	0.11%(d)	$ 122	125%
$ 9.67	0.72%	1.49%(d)	1.41%(d)	0.29%(d)	$ 124	47%

$ 9.83	4.25%	0.59%	5.51%	1.03%	$ 52,041	519%
$ 9.69	4.31%	0.61%	5.77%	0.94%	$ 73,140	237%
$ 9.81	6.47%	0.71%(d)	6.05%(d)	0.21%(d)	$ 56,282	158%
$ 9.80	5.87%	0.63%	4.55%(j)	0.27%	$ 89,014	89%
$ 9.85	5.05%	0.69%	3.33%	0.40%	$ 117,333	96%
$ 9.67	0.66%	0.71%	2.06%	0.37%	$ 199,792	125%
$ 9.67	1.13%	0.68%(d)	2.23%(d)	0.35%(d)	$ 203,933	47%

(For a share outstanding throughout each period)

Year Ended April 30,	Net Asset Value, beginning of period	Net Investment Income	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Distributions from Net Investment Income	Distributions from Net Realized Gain on Investments	Total Distributions

SHORT TERM CORPORATE BOND FUND -- CLASS A SHARES
2004(c)	$ 9.91	0.13	(0.04)	0.09	(0.13)	--	(0.13)
2004(e)	$ 9.87	0.10	0.02	0.12	(0.10)	--	(0.10)
SHORT TERM CORPORATE BOND FUND -- CLASS B SHARES
2004(c)	$ 9.91	0.08	(0.04)	0.04	(0.08)	--	(0.08)
2004(e)	$ 9.87	0.06	0.02	0.08	(0.06)	--	(0.06)
SHORT TERM CORPORATE BOND FUND -- INSTITUTIONAL I SHARES
2000	$ 9.94	0.50	(0.30)	0.20	(0.50)	(0.01)	(0.51)
2001	$ 9.63	0.55	0.36	0.91	(0.55)	--	(0.55)
2002	$ 9.99	0.45	(0.19)	0.26	(0.45)	--	(0.45)
2003	$ 9.80	0.34	0.19	0.53	(0.35)	--	(0.35)
2004	$ 9.89	0.24	(0.11)	0.13	(0.24)	--	(0.24)
2004(e)	$ 9.87	0.11	0.02	0.13	(0.11)	--	(0.11)
U.S. GOVERNMENT BOND FUND -- CLASS A SHARES
2000	$ 9.51	0.59	(0.49)	0.10	(0.59)	--	(0.59)
2001	$ 9.02	0.59	0.41	1.00	(0.58)	--	(0.58)
2002	$ 9.44	0.59(f)	0.03(f)	0.62	(0.57)	--	(0.57)
2003	$ 9.49	0.43(g)	0.43	0.86	(0.50)	--	(0.50)
2004	$ 9.85	0.41	(0.33)	0.08	(0.42)	(0.00)(h)	(0.42)
2004(e)	$ 9.51	0.19	0.12	0.31	(0.21)	--	(0.21)
U.S. GOVERNMENT BOND FUND -- CLASS B SHARES
2004(i)	$ 9.56	0.20	(0.06)	0.14	(0.19)	(0.00)(h)	(0.19)
2004(e)	$ 9.51	0.14	0.12	0.26	(0.16)	--	(0.16)
U.S. GOVERNMENT BOND FUND -- INSTITUTIONAL I SHARES
2004(i)	$ 9.56	0.29(g)	(0.06)	0.23	(0.28)	(0.00)(h)	(0.28)
2004(e)	$ 9.51	0.19	0.12	0.31	(0.21)	--	(0.21)
NEW YORK MUNICIPAL BOND FUND -- CLASS A SHARES
2000	$ 10.52	0.46	(0.75)	(0.29)	(0.46)	(0.05)	(0.51)
2001	$ 9.72	0.45	0.52	0.97	(0.45)	--	(0.45)
2002	$ 10.24	0.41(k)	0.17(k)	0.58	(0.41)	--	(0.41)
2003	$ 10.41	0.41	0.34	0.75	(0.41)	(0.01)	(0.42)
2004	$ 10.74	0.39	(0.19)	0.20	(0.39)	(0.09)	(0.48)
2004(e)	$ 10.46	0.19	0.26	0.45	(0.19)	--	(0.19)
NEW YORK MUNICIPAL BOND FUND -- CLASS B SHARES
2004(c)	$ 10.45	0.19	0.10	0.29	(0.19)	(0.09)	(0.28)
2004(e)	$ 10.46	0.14	0.26	0.40	(0.14)	--	(0.14)
NEW YORK MUNICIPAL BOND FUND -- INSTITUTIONAL I SHARES
2004(c)	$ 10.45	0.26	0.10	0.36	(0.26)	(0.09)	(0.35)
2004(e)	$ 10.46	0.19	0.26	0.45	(0.19)	--	(0.19)

(a) Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

(b) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

(c) Reflects operations for the period from August 25, 2003 (date of initial public investment) to April 30, 2004.

(d) Computed on an annualized basis.

(e) Six months ended October 31, 2004 (unaudited).

(f) Effective May 1, 2001, the U.S. Government Bond Fund adopted the provisions of the American Institute of Certified Public Accountants (AICPA) Audit and Accounting Guide for Investment Companies and began accreting discount/amortizing premium on long term debt securities. For the year ended April 30, 2002, this change has no effect on the net investment income per share or net realized gain/loss per share but decreased the ratio of net investment income to average net assets from 6.00% to 4.84%. Per share, ratios and supplemental data for periods prior to May 1, 2001 have not been restated to reflect this change in presentation.

(g) Based on average shares outstanding.

(h) Reflects less than $0.01.

(i) Reflects operations for the period from August 18, 2003 (date of initial public investment) to April 30, 2004.

(j) Reflects less than 0.01%.

(k) Effective May 1, 2001, the New York Municipal Bond Fund adopted the provisions of the American Institute of Certified Public Accountants (AICPA) Audit and Accounting Guide for Investment Companies and began accreting discount/amortizing premium on long term debt securities. For the six months ended October 31, 2003, this change had no effect on the net investment income per share or net realized gain/loss on investment per share but increased the ratio of net investment income to average net assets from 3.97% to 3.98%. Per share, ratios and supplemental data for periods prior to May 1, 2001 have not been restated to reflect this change in presentation.

See Notes which are an integral part of the Financial Statements

		Ratios to Average Net Assets
Net Asset Value, end of period	Total Return(a)	Expenses	Net Investment Income	Expense Waiver/ Reimbursement(b)	Net Assets, end of period (000 omitted)	Portfolio Turnover Rate

$ 9.87	0.90%	1.16%(d)	2.06%(d)	0.33%(d)	$ 136	99%
$ 9.89	1.26%	0.99%(d)	2.08%(d)	0.47%(d)	$ 95	235%

$ 9.87	0.38%	1.99%(d)	1.25%(d)	0.01%(d)	$ 26	99%
$ 9.89	0.85%	1.79%(d)	1.28%(d)	0.17%(d)	$ 27	235%

$ 9.63	2.01%	0.97%	5.09%	0.14%	$ 92,185	66%
$ 9.99	9.70%	0.97%	5.52%	0.14%	$ 76,090	107%
$ 9.80	2.65%	0.97%	4.54%	0.16%	$ 71,193	79%
$ 9.98	5.44%	1.00%	3.49%	0.16%	$ 59,765	170%
$ 9.87	1.31%	1.04%	2.36%	0.18%	$ 82,154	99%
$ 9.89	1.35%	0.80%(d)	2.27%(d)	0.41%(d)	$ 86,112	235%

$ 9.02	1.11%	0.93%	6.36%	0.05%	$ 60,165	46%
$ 9.44	11.43%	0.95%	6.27%	0.03%	$ 88,980	47%
$ 9.49	6.72%	0.96%	4.84%(f)	--	$ 116,350	41%
$ 9.85	9.20%	0.95%	4.41%	--	$ 144,210	68%
$ 9.51	0.79%	0.93%	3.51%	0.26%	$ 54,388	64%
$ 9.61	3.27%	0.95%(d)	3.94%(d)	0.45%(d)	$ 53,030	58%

$ 9.51	1.49%	1.90%(d)	2.26%(d)	0.00%(d)(j)	$ 108	64%
$ 9.61	2.81%	1.84%(d)	2.95%(d)	0.07%(d)	$ 199	58%

$ 9.51	2.44%	0.94%	3.17%	0.21%	$ 149,744	64%
$ 9.61	3.31%	0.86%(d)	4.04%(d)	0.29%(d)	$ 139,636	58%

$ 9.72	(2.71)%	0.85%	4.60%	0.20%	$ 48,081	34%
$ 10.24	10.11%	0.88%	4.36%	0.14%	$ 74,851	50%
$ 10.41	5.74%	0.83%	3.98%(k)	0.09%	$ 80,452	46%
$ 10.74	7.29%	0.86%	3.85%	0.09%	$ 85,887	50%
$ 10.46	1.86%	0.87%	3.67%	0.40%	$ 56,672	40%
$ 10.72	4.31%	0.85%(d)	3.53%(d)	0.61%(d)	$ 55,879	22%

$ 10.46	2.73%	1.87%(d)	2.77%(d)	0.10%(d)	$ 357	40%
$ 10.72	3.88%	1.69%(d)	2.72%(d)	0.28%(d)	$ 546	22%

$ 10.46	3.39%	0.87%(d)	3.68%(d)	0.33%(d)	$ 27,293	40%
$ 10.72	4.39%	0.70%(d)	3.68%(d)	0.51%(d)	$ 26,639	22%

(For a share outstanding throughout each period)

Year Ended April 30,	Net Asset Value, beginning of period	Net Investment Income	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Distributions from Net Investment Income	Distributions from Net Realized Gain on Investments	Total Distributions

PENNSYLVANIA MUNICIPAL BOND FUND -- CLASS A SHARES
2000	$ 10.22	0.40	(0.80)	(0.40)	(0.40)	(0.04)	(0.44)
2001	$ 9.38	0.41	0.42	0.83	(0.41)	--	(0.41)
2002	$ 9.80	0.41	0.27	0.68	(0.41)	--	(0.41)
2003	$ 10.07	0.39	0.38	0.77	(0.39)	--	(0.39)
2004	$ 10.45	0.37	(0.25)	0.12	(0.37)	--	(0.37)
2004(c)	$ 10.20	0.18	0.21	0.39	(0.18)	--	(0.18)
PENNSYLVANIA MUNICIPAL BOND FUND -- CLASS B SHARES
2000(e)	$ 9.71	1.20	(0.28)	0.92	(1.20)	(0.04)	(1.24)
2001	$ 9.39	0.34	0.43	0.77	(0.34)	--	(0.34)
2002	$ 9.82	0.34	0.27	0.61	(0.34)	--	(0.34)
2003	$ 10.09	0.32	0.38	0.70	(0.32)	--	(0.32)
2004	$ 10.47	0.30	(0.27)	0.03	(0.30)	--	(0.30)
2004(c)	$ 10.20	0.15	0.21	0.36	(0.15)	--	(0.15)
PENNSYLVANIA MUNICIPAL BOND FUND -- INSTITUTIONAL I SHARES
2000	$ 10.23	0.42	(0.81)	(0.39)	(0.42)	(0.04)	(0.46)
2001	$ 9.38	0.42	0.43	0.85	(0.42)	--	(0.42)
2002	$ 9.81	0.42	0.27	0.69	(0.42)	--	(0.42)
2003	$ 10.08	0.41	0.38	0.79	(0.41)	--	(0.41)
2004	$ 10.46	0.39	(0.26)	0.13	(0.39)	--	(0.39)
2004(c)	$ 10.20	0.19	0.21	0.40	(0.19)	--	(0.19)
MARYLAND MUNICIPAL BOND FUND -- CLASS A SHARES
2000	$ 10.21	0.43	(0.69)	(0.26)	(0.43)	(0.04)	(0.47)
2001	$ 9.48	0.43	0.42	0.85	(0.43)	--	(0.43)
2002	$ 9.90	0.42	0.18	0.60	(0.42)	--	(0.42)
2003	$ 10.08	0.40	0.34	0.74	(0.40)	--	(0.40)
2004	$ 10.42	0.39	(0.21)	0.18	(0.39)	--	(0.39)
2004(c)	$ 10.21	0.20	0.22	0.42	(0.20)	--	(0.20)
MARYLAND MUNICIPAL BOND FUND -- CLASS B SHARES
2000(e)	$ 9.75	1.51	(0.23)	1.28	(1.51)	(0.04)	(1.55)
2001	$ 9.48	0.36	0.43	0.79	(0.36)	--	(0.36)
2002	$ 9.91	0.35	0.18	0.53	(0.35)	--	(0.35)
2003	$ 10.09	0.33	0.34	0.67	(0.33)	--	(0.33)
2004	$ 10.43	0.33	(0.21)	0.12	(0.32)	--	(0.32)
2004(c)	$ 10.23	0.16	0.22	0.38	(0.16)	--	(0.16)
MARYLAND MUNICIPAL BOND FUND -- INSTITUTIONAL I SHARES
2000	$ 10.21	0.44	(0.69)	(0.25)	(0.44)	(0.04)	(0.48)
2001	$ 9.48	0.44	0.43	0.87	(0.44)	--	(0.44)
2002	$ 9.91	0.43	0.18	0.61	(0.43)	--	(0.43)
2003	$ 10.09	0.42	0.34	0.76	(0.42)	--	(0.42)
2004	$ 10.43	0.42	(0.22)	0.20	(0.41)	--	(0.41)
2004(c)	$ 10.22	0.21	0.22	0.43	(0.21)	--	(0.21)

(a) Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

(b) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown.

(c) Six months ended October 31, 2004 (unaudited).

(d) Computed on an annualized basis.

(e) Reflects operations for the period from September 1, 1999 (date of initial public investment) to April 30, 2000.

See Notes which are an integral part of the Financial Statements

		Ratios to Average Net Assets
Net Asset Value, end of period	Total Return(a)	Expenses	Net Investment Income	Expense Waiver/ Reimbursement(b)	Net Assets, end of period (000 omitted)	Portfolio Turnover Rate

$ 9.38	(3.95)%	1.09%	4.23%	0.20%	$ 3,036	31%
$ 9.80	8.99%	1.09%	4.24%	0.20%	$ 2,603	26%
$ 10.07	7.03%	1.09%	4.08%	0.21%	$ 2,177	16%
$ 10.45	7.77%	1.17%	3.79%	0.82%	$ 2,880	12%
$ 10.20	1.13%	1.19%	3.49%	0.23%	$ 11,965	11%
$ 10.41	3.87%	1.14%(d)	3.53%(d)	0.22%(d)	$ 10,019	9%

$ 9.39	9.37%	1.84%(d)	3.63%(d)	--	$ 188	31%
$ 9.82	8.30%	1.84%	3.52%	--	$ 76	26%
$ 10.09	6.26%	1.84%	3.33%	0.01%	$ 176	16%
$ 10.47	7.03%	1.82%	3.08%	4.88%	$ 421	12%
$ 10.20	0.26%	1.83%	2.94%	0.06%	$ 698	11%
$ 10.41	3.52%	1.83%(d)	2.84%(d)	0.02%(d)	$ 856	9%

$ 9.38	(3.88)%	0.96%	4.32%	0.04%	$ 160,664	31%
$ 9.81	9.25%	0.96%	4.38%	0.04%	$ 160,833	26%
$ 10.08	7.18%	0.95%	4.22%	0.05%	$ 160,333	16%
$ 10.46	7.96%	0.99%	3.97%	--	$ 158,648	12%
$ 10.20	1.21%	0.98%	3.79%	0.12%	$ 190,805	11%
$ 10.41	3.95%	0.99%(d)	3.68%(d)	0.12%(d)	$ 177,881	9%

$ 9.48	(2.50)%	0.94%	4.43%	0.36%	$ 25,924	24%
$ 9.90	9.09%	0.94%	4.38%	0.36%	$ 24,671	29%
$ 10.08	6.13%	0.94%	4.16%	0.37%	$ 26,666	9%
$ 10.42	7.47%	1.02%	3.89%	0.36%	$ 25,233	18%
$ 10.21	1.74%	1.01%	3.84%	0.39%	$ 20,948	17%
$ 10.43	4.14%	0.96%(d)	3.84%(d)	0.45%(d)	$ 19,533	2%

$ 9.48	13.17%	1.68%(d)	3.82%(d)	0.17%(d)	$ 50	24%
$ 9.91	8.47%	1.69%	3.57%	0.16%	$ 745	29%
$ 10.09	5.37%	1.69%	3.40%	0.17%	$ 1,266	9%
$ 10.43	6.72%	1.72%	3.18%	1.17%	$ 1,775	18%
$ 10.23	1.12%	1.71%	3.14%	0.19%	$ 2,167	17%
$ 10.45	3.74%	1.71%(d)	3.09%(d)	0.20%(d)	$ 2,138	2%

$ 9.48	(2.37)%	0.81%	4.57%	0.19%	$ 87,845	24%
$ 9.91	9.34%	0.81%	4.50%	0.19%	$ 90,210	29%
$ 10.09	6.27%	0.81%	4.29%	0.20%	$ 97,759	9%
$ 10.43	7.66%	0.84%	4.07%	0.17%	$ 100,797	18%
$ 10.22	1.92%	0.83%	4.02%	0.28%	$ 99,271	17%
$ 10.44	4.25%	0.74%(d)	4.06%(d)	0.42%(d)	$ 98,841	2%

(For a share outstanding throughout each period)

Year Ended April 30,	Net Asset Value, beginning of period	Net Investment Income	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Distributions from Net Investment Income	Distributions from Net Realized Gain on Investments	Total Distributions

INTERMEDIATE-TERM BOND FUND -- CLASS A SHARES
2004(c)	$ 10.27	0.23(d)	0.02	0.25	(0.33)	(0.12)	(0.45)
2004(f)	$ 10.07	0.19	0.13	0.32	(0.23)	--	(0.23)
INTERMEDIATE-TERM BOND FUND -- CLASS B SHARES
2004(c)	$ 10.27	0.21(d)	(0.04)	0.17	(0.25)	(0.12)	(0.37)
2004(f)	$ 10.07	0.15	0.13	0.28	(0.19)	--	(0.19)
INTERMEDIATE-TERM BOND FUND -- INSTITUTIONAL I SHARES
2000	$ 9.93	0.53	(0.50)	0.03	(0.53)	(0.01)	(0.54)
2001	$ 9.42	0.55	0.43	0.98	(0.55)	--	(0.55)
2002	$ 9.85	0.51	(0.01)	0.50	(0.51)	--	(0.51)
2003	$ 9.84	0.42	0.66	1.08	(0.42)	--	(0.42)
2004	$ 10.50	0.39(d)	(0.27)	0.12	(0.43)	(0.12)	(0.55)
2004(f)	$ 10.07	0.19	0.13	0.32	(0.23)	--	(0.23)
INCOME FUND -- CLASS A SHARES
2000	$ 10.20	0.56	(0.58)	(0.02)	(0.56)	--	(0.56)
2001	$ 9.62	0.58	0.47	1.05	(0.59)	--	(0.59)
2002	$ 10.08	0.54	0.09	0.63	(0.53)	(0.02)	(0.55)
2003	$ 10.16	0.42	0.54	0.96	(0.42)	--	(0.42)
2004	$ 10.70	0.37	(0.31)	0.06	(0.37)	(0.26)	(0.63)
2004(f)	$ 10.13	0.18	0.20	0.38	(0.18)	--	(0.18)
INCOME FUND -- CLASS B SHARES
2000	$ 10.08	0.48	(0.57)	(0.09)	(0.48)	--	(0.48)
2001	$ 9.51	0.51	0.45	0.96	(0.51)	--	(0.51)
2002	$ 9.96	0.45	0.09	0.54	(0.45)	(0.02)	(0.47)
2003	$ 10.03	0.34	0.54	0.88	(0.34)	--	(0.34)
2004	$ 10.57	0.30	(0.31)	(0.01)	(0.30)	(0.26)	(0.56)
2004(f)	$ 10.00	0.15	0.20	0.35	(0.15)	--	(0.15)
INCOME FUND -- INSTITUTIONAL I SHARES
2000	$ 10.08	0.56	(0.57)	(0.01)	(0.56)	--	(0.56)
2001	$ 9.51	0.60	0.45	1.05	(0.60)	--	(0.60)
2002	$ 9.96	0.54	0.08	0.62	(0.53)	(0.02)	(0.55)
2003	$ 10.03	0.43	0.54	0.97	(0.43)	--	(0.43)
2004	$ 10.57	0.39	(0.31)	0.08	(0.39)	(0.26)	(0.65)
2004(f)	$ 10.00	0.19	0.20	0.39	(0.19)	--	(0.19)

(a) Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

(b) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

(c) Reflects operations for the period from August 18, 2003 (date of initial public investment) to April 30, 2004.

(d) Based on average shares oustanding.

(e) Computed on an annualized basis.

(f) Six months ended October 31, 2004 (unaudited).

See Notes which are an integral part of the Financial Statements

		Ratios to Average Net Assets
Net Asset Value, end of period	Total Return(a)	Expenses	Net Investment Income	Expense Waiver/ Reimbursement(b)	Net Assets, end of period (000 omitted)	Portfolio Turnover Rate

$ 10.07	2.47%	0.82%(e)	3.15%(e)	0.61%(e)	$ 10,169	154%
$ 10.16	3.23%	0.76%(e)	3.71%(e)	0.60%(e)	$ 11,198	142%

$ 10.07	1.64%	1.69%(e)	2.95%(e)	0.20%(e)	$ 91	154%
$ 10.16	2.77%	1.67%(e)	2.80%(e)	0.19%(e)	$ 147	142%

$ 9.42	0.32%	0.81%	5.52%	0.15%	$ 114,554	29%
$ 9.85	10.72%	0.80%	5.75%	0.15%	$ 129,531	36%
$ 9.84	5.18%	0.82%	5.11%	0.15%	$ 130,235	83%
$ 10.50	11.20%	0.84%	4.14%	0.12%	$ 128,263	259%
$ 10.07	1.21%	0.81%	3.76%	0.27%	$ 254,875	154%
$ 10.16	3.24%	0.75%(e)	3.72%(e)	0.36%(e)	$ 245,148	142%

$ 9.62	(0.18)%	0.95%	5.67%	0.29%	$ 5,830	328%
$ 10.08	11.19%	0.95%	5.97%	0.29%	$ 8,991	340%
$ 10.16	6.30%	0.96%	5.13%	0.30%	$ 11,459	143%
$ 10.70	9.59%	1.03%	3.97%	0.42%	$ 12,430	276%
$ 10.13	0.64%	1.03%	3.58%	0.25%	$ 10,431	177%
$ 10.33	3.80%	1.04%(e)	3.62%(e)	0.25%(e)	$ 9,753	111%

$ 9.51	(0.85)%	1.71%	4.97%	0.09%	$ 429	328%
$ 9.96	10.35%	1.70%	5.19%	0.09%	$ 705	340%
$ 10.03	5.44%	1.71%	4.35%	0.09%	$ 1,421	143%
$ 10.57	8.90%	1.73%	3.25%	0.99%	$ 2,086	276%
$ 10.00	(0.08)%	1.74%	2.89%	0.05%	$ 2,155	177%
$ 10.20	3.49%	1.74%(e)	2.92%(e)	0.05%(e)	$ 2,157	111%

$ 9.51	(0.01)%	0.82%	5.82%	0.12%	$ 343,260	328%
$ 9.96	11.28%	0.82%	6.09%	0.12%	$ 372,036	340%
$ 10.03	6.33%	0.83%	5.32%	0.13%	$ 263,802	143%
$ 10.57	9.86%	0.85%	4.17%	0.08%	$ 246,639	276%
$ 10.00	0.81%	0.85%	3.75%	0.14%	$ 181,498	177%
$ 10.20	3.96%	0.83%(e)	3.83%(e)	0.21%(e)	$ 171,407	111%

(For a share outstanding throughout each period)

Year Ended April 30,	Net Asset Value, beginning of period	Net Investment Income (Loss)				Distributions in Excess of Net Investment Income	Distributions from Net Realized Gain on Investments
			Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Distributions from Net Investment Income

MANAGED ALLOCATION FUND -- CONSERVATIVE GROWTH -- CLASS A SHARES
1999(c)	$ 10.00	0.07	0.15	0.22	(0.07)	--	--
2000(e)	$ 10.15	0.25	0.24	0.49	(0.25)	--	(0.00)(f)
2001(g)(h)	$ 10.39	0.19(i)	(0.10)	0.09	(0.20)	--	(0.39)
2002	$ 9.89	0.32(i)	(0.17)	0.15	(0.30)	--	--
2003	$ 9.74	0.23	(0.23)	0.00(f)	(0.23)	--	(0.02)
2004	$ 9.49	0.15(i)	0.43	0.58	(0.14)	--	(0.12)
2004(j)	$ 9.81	0.06	0.05	0.11	(0.06)	--	--
MANAGED ALLOCATION FUND -- CONSERVATIVE GROWTH -- CLASS B SHARES
2003	$ 9.74	0.15	(0.25)	(0.10)	(0.16)	--	(0.02)
2004	$ 9.46	0.08	0.44	0.52	(0.08)	--	(0.12)
2004(j)	$ 9.78	0.03	0.06	0.09	(0.03)	--	--
MANAGED ALLOCATION FUND -- MODERATE GROWTH -- CLASS A SHARES
1999(k)	$ 10.00	0.04	0.56	0.60	(0.04)	--	--
2000(e)	$ 10.56	0.18	0.54	0.72	(0.18)	--	(0.01)
2001(g)(h)	$ 11.09	0.14	(0.48)	(0.34)	(0.14)	--	(0.49)
2002	$ 10.12	0.15	(0.39)	(0.24)	(0.16)	--	(0.02)
2003	$ 9.70	0.10	(0.87)	(0.77)	(0.10)	--	(0.03)
2004	$ 8.80	0.07	1.10	1.17	(0.06)	--	(0.11)
2004(j)	$ 9.80	0.01	0.08	0.09	--	--	--
MANAGED ALLOCATION FUND -- MODERATE GROWTH -- CLASS B SHARES
2003	$ 9.70	0.03	(0.90)	(0.87)	(0.03)	--	(0.03)
2004	$ 8.77	0.00(f)	1.10	1.10	(0.01)	--	(0.11)
2004(j)	$ 9.75	(0.03)	0.08	0.05	--	--	--
MANAGED ALLOCATION FUND -- AGGRESSIVE GROWTH -- CLASS A SHARES
1999(l)	$ 10.00	0.02	0.77	0.79	(0.02)	--	--
2000(e)	$ 10.77	0.11	0.75	0.86	(0.11)	(0.03)	(0.00)(f)
2001(g)(h)	$ 11.49	0.07	(0.89)	(0.82)	(0.07)	--	(0.34)
2002	$ 10.26	0.02	(0.63)	(0.61)	(0.02)	--	(0.14)
2003	$ 9.49	0.00(f)	(1.41)	(1.41)	--	--	(0.08)
2004	$ 8.00	(0.01)(i)	1.70	1.69	--	--	(0.20)
2004(j)	$ 9.49	(0.03)	0.08	0.05	--	--	--
MANAGED ALLOCATION FUND -- AGGRESSIVE GROWTH -- CLASS B SHARES
2003	$ 9.49	(0.04)	(1.44)	(1.48)	--	--	(0.08)
2004	$ 7.93	(0.07)(i)	1.68	1.61	--	--	(0.20)
2004(j)	$ 9.34	(0.06)	0.09	0.03	--	--	--
BALANCED FUND -- CLASS A SHARES
2000	$ 14.59	0.28	2.88	3.16	(0.25)	--	(0.66)
2001	$ 16.84	0.32	(1.48)	(1.16)	(0.33)	--	(0.95)
2002	$ 14.40	0.24	(1.52)	(1.28)	(0.26)	--	--
2003	$ 12.86	0.19	(1.32)	(1.13)	(0.18)	--	--
2004	$ 11.55	0.12	1.49	1.61	(0.12)	--	--
2004(j)	$ 13.04	0.08	(0.18)	(0.10)	(0.08)	--	--
BALANCED FUND -- CLASS B SHARES
2000	$ 14.60	0.16	2.87	3.03	(0.15)	--	(0.66)
2001	$ 16.82	0.20	(1.47)	(1.27)	(0.22)	--	(0.95)
2002	$ 14.38	0.14	(1.52)	(1.38)	(0.16)	--	--
2003	$ 12.84	0.10	(1.30)	(1.20)	(0.09)	--	--
2004	$ 11.55	0.02	1.49	1.51	(0.02)	--	--
2004(j)	$ 13.04	0.03	(0.17)	(0.14)	(0.02)	--	--

(a) Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

(b) This voluntary expense decrease is reflected in both the expense and net investment income (loss) ratios shown above.

(c) Reflects operations for the period from February 3, 1999 (date of initial public investment) to June 30, 1999.

(d) Computed on an annualized basis.

(e) Reflects operations for the year ended June 30.

(f) Represents less than $0.01.

(g) Reflects operations for the period from July 1, 2000 to April 30, 2001. The Funds have changed their fiscal year end from June 30 to April 30.

(h) Effective January 8, 2001, the Funds changed their investment advisor from Martindale Andres & Company LLC to Manufacturers and Traders Trust Company.

(i) Based on average shares outstanding.

(j) Six months ended October 31, 2004 (unaudited).

(k) Reflects operations for the period from February 4, 1999 (date of initial public investment) to June 30, 1999.

(l) Reflects operations for the period from February 18, 1999 (date of initial public investment) to June 30, 1999.

See Notes which are an integral part of the Financial Statements

Total Distributions	Net Asset Value, end of period	Total Return(a)	Ratios to Average Net Assets			Net Assets, end of period (000 omitted)	Portfolio Turnover Rate
			Expenses	Net Investment Income (Loss)	Expense Waiver/ Reimbursement(b)

(0.07)	$ 10.15	2.21%	1.79%(d)	2.57%(d)	92.41%(d)	$ 150	2%
(0.25)	$ 10.39	4.94%	1.65%	2.19%	25.56%	$ 311	28%
(0.59)	$ 9.89	0.94%	1.38%(d)	2.71%(d)	17.68%(d)	$ 448	91%
(0.30)	$ 9.74	1.60%	1.00%	3.28%	1.75%	$ 2,788	19%
(0.25)	$ 9.49	0.03%	1.00%	2.49%	1.11%	$ 4,120	11%
(0.26)	$ 9.81	6.20%	1.00%	1.52%	0.65%	$ 5,602	14%
(0.06)	$ 9.86	1.08%	1.00%(d)	1.17%(d)	1.01%(d)	$ 6,143	0%

(0.18)	$ 9.46	(1.02)%	2.00%	1.43%	1.11%	$ 2,000	11%
(0.20)	$ 9.78	5.50%	1.67%	0.84%	0.61%	$ 3,622	14%
(0.03)	$ 9.84	0.91%	1.56%(d)	0.61%(d)	0.95%(d)	$ 3,613	0%

(0.04)	$ 10.56	6.02%	1.76%(d)	1.17%(d)	36.79%(d)	$ 285	6%
(0.19)	$ 11.09	6.81%	1.64%	1.09%	7.85%	$ 1,214	32%
(0.63)	$ 10.12	(3.18)%	1.39%(d)	1.70%(d)	3.73%(d)	$ 1,920	76%
(0.18)	$ 9.70	(2.39)%	1.00%	1.63%	0.67%	$ 8,166	2%
(0.13)	$ 8.80	(7.89)%	1.00%	1.14%	0.38%	$ 10,922	10%
(0.17)	$ 9.80	13.43%	0.88%	0.73%	0.31%	$ 24,436	15%
--	$ 9.89	0.92%	0.96%(d)	0.27%(d)	0.35%(d)	$ 28,145	1%

(0.06)	$ 8.77	(8.91)%	2.00%	0.11%	0.38%	$ 5,445	10%
(0.12)	$ 9.75	12.61%	1.67%	(0.08)%	0.11%	$ 15,799	15%
--	$ 9.80	0.51%	1.71%(d)	(0.48)%(d)	0.10%(d)	$ 18,177	1%

(0.02)	$ 10.77	7.87%	1.81%(d)	0.07%(d)	51.10%(d)	$ 218	0%
(0.14)	$ 11.49	8.00%	1.64%	0.26%	9.53%	$ 1,352	28%
(0.41)	$ 10.26	(7.35)%	1.40%(d)	0.76%(d)	3.43%(d)	$ 1,634	72%
(0.16)	$ 9.49	(5.92)%	1.00%	0.23%	1.22%	$ 4,872	4%
(0.08)	$ 8.00	(14.78)%	1.00%	0.03%	1.16%	$ 5,421	11%
(0.20)	$ 9.49	21.25%	1.00%	(0.11)%	0.52%	$ 12,124	5%
--	$ 9.54	0.53%	1.02%(d)	(0.65)%(d)	0.61%(d)	$ 13,559	1%

(0.08)	$ 7.93	(15.62)%	2.00%	(1.07)%	1.16%	$ 1,813	11%
(0.20)	$ 9.34	20.41%	1.65%	(0.76)%	0.47%	$ 6,043	5%
--	$ 9.37	0.32%	1.59%(d)	(1.22)%(d)	0.54%(d)	$ 6,779	1%

(0.91)	$ 16.84	22.26%	1.01%	1.84%	0.39%	$ 43,098	54%
(1.28)	$ 14.40	(7.06)%	1.02%	2.08%	0.39%	$ 43,644	36%
(0.26)	$ 12.86	(8.97)%	1.01%	1.78%	0.40%	$ 39,276	50%
(0.18)	$ 11.55	(8.71)%	1.10%	1.61%	0.54%	$ 30,238	84%
(0.12)	$ 13.04	13.92%	1.12%	0.90%	0.34%	$ 30,493	66%
(0.08)	$ 12.86	(0.80)%	1.11%(d)	1.13%(d)	0.27%(d)	$ 27,792	16%

(0.81)	$ 16.82	21.32%	1.77%	1.10%	0.09%	$ 10,991	54%
(1.17)	$ 14.38	(7.78)%	1.77%	1.35%	0.09%	$ 14,827	36%
(0.16)	$ 12.84	(9.66)%	1.76%	1.03%	0.10%	$ 13,956	50%
(0.09)	$ 11.55	(9.31)%	1.80%	0.91%	0.42%	$ 11,203	84%
(0.02)	$ 13.04	13.06%	1.82%	0.20%	0.16%	$ 12,811	66%
(0.02)	$ 12.88	(1.07)%	1.81%(d)	0.43%(d)	0.07%(d)	$ 12,362	16%

(For a share outstanding throughout each period)

		Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investments			Distributions from Net Realized Gain on Investments
Year Ended April 30,	Net Asset Value, beginning of period			Total from Investment Operations	Distributions from Net Investment Income

BALANCED FUND -- INSTITUTIONAL I SHARES
2000	$ 14.64	0.28	2.90	3.18	(0.26)	(0.66)
2001	$ 16.90	0.35	(1.48)	(1.13)	(0.35)	(0.95)
2002	$ 14.47	0.26	(1.55)	(1.29)	(0.27)	--
2003	$ 12.91	0.21	(1.32)	(1.11)	(0.22)	--
2004	$ 11.58	0.13	1.50	1.63	(0.13)	--
2004(c)	$ 13.08	0.09	(0.18)	(0.09)	(0.08)	--
SOCIAL BALANCED FUND -- INSTITUTIONAL SHARES
2002(e)	$ 10.00	0.33	(0.21)	0.12	(0.33)	--
2003	$ 9.79	0.34	0.65	0.99	(0.34)	(0.00)(f)
2004	$ 10.44	0.23(g)	0.13	0.36	(0.19)	(0.26)
2004(c)	$ 10.35	0.06	(0.11)	(0.05)	(0.06)	--
EQUITY INCOME FUND -- CLASS A SHARES
2000	$ 12.04	0.22	0.38	0.60	(0.22)	(0.43)
2001	$ 11.99	0.19	0.42	0.61	(0.19)	(1.08)
2002	$ 11.33	0.15	(0.99)	(0.84)	(0.15)	(0.05)
2003	$ 10.29	0.17	(2.16)	(1.99)	(0.14)	--
2004	$ 8.16	0.14	1.51	1.65	(0.12)	--
2004(c)	$ 9.69	0.06	0.25	0.31	(0.07)	--
EQUITY INCOME FUND -- CLASS B SHARES
2004(h)	$ 8.71	0.04	0.95	0.99	(0.05)	--
2004(c)	$ 9.65	0.02	0.25	0.27	(0.03)	--
EQUITY INCOME FUND -- INSTITUTIONAL I SHARES
2000	$ 12.05	0.20	0.38	0.58	(0.20)	(0.43)
2001	$ 12.00	0.20	0.42	0.62	(0.20)	(1.08)
2002	$ 11.34	0.16	(0.99)	(0.83)	(0.16)	(0.05)
2003	$ 10.30	0.18	(2.16)	(1.98)	(0.18)	--
2004	$ 8.14	0.15	1.51	1.66	(0.14)	--
2004(c)	$ 9.66	0.07	0.24	0.31	(0.08)	--
LARGE CAP VALUE FUND -- CLASS A SHARES
2000	$ 12.24	0.18	(0.94)	(0.76)	(0.18)	(0.16)
2001	$ 11.14	0.09(g)	1.24	1.33	(0.09)	(0.42)
2002	$ 11.96	0.06	(1.49)	(1.43)	(0.06)	(0.16)
2003	$ 10.31	0.07	(1.91)	(1.84)	(0.06)	--
2004	$ 8.41	0.08(g)	1.95	2.03	(0.08)	--
2004(c)	$ 10.36	0.05	0.34	0.39	(0.05)	--
LARGE CAP VALUE FUND -- CLASS B SHARES
2000(i)	$ 11.18	0.05	0.12	0.17	(0.06)	(0.16)
2001	$ 11.13	(0.04)(g)	1.24	1.20	(0.01)	(0.42)
2002	$ 11.90	(0.01)	(1.52)	(1.53)	--	(0.16)
2003	$ 10.21	(0.02)	(1.87)	(1.89)	--	--
2004	$ 8.32	(0.01)(g)	1.93	1.92	--	--
2004(c)	$ 10.24	0.01	0.33	0.34	--	--
LARGE CAP VALUE FUND -- CLASS I SHARES
2004(k)	$ 9.26	0.06(g)	1.12	1.18	(0.07)	--
2004(c)	$ 10.37	0.05	0.34	0.39	(0.05)	--

(a) Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

(b) This voluntary expense decrease is reflected in both the expense and net investment income (loss) ratios shown above.

(c) Six months ended October 31, 2004 (unaudited).

(d) Computed on an annualized basis.

(e) Reflects operations for the period from May 29, 2001 (date of initial public investment) to April 30, 2002.

(f) Represents less than $0.01.

(g) Based on average shares outstanding.

(h) Reflects operations for the period from August 25, 2003 (date of initial public investment) to April 30, 2004.

(i) Reflects operations for the period from December 10, 1999 (date of initial public investment) to April 30, 2000.

(j) Represents less than 0.01%.

(k) Reflects operations for the period from August 18, 2003 (date of initial public investment) to April 30, 2004.

See Notes which are an integral part of the Financial Statements

			Ratios to Average Net Assets
Total Distributions	Net Asset Value, end of period	Total Return(a)	Expenses	Net Investment Income ( Loss)	Expense Waiver/ Reimbursement(b)	Net Assets, end of period (000 omitted)	Portfolio Turnover Rate

(0.92)	$ 16.90	22.39%	0.90%	1.95%	0.10%	$ 348,332	54%
(1.30)	$ 14.47	(6.93)%	0.91%	2.18%	0.10%	$ 300,818	36%
(0.27)	$ 12.91	(8.98)%	0.91%	1.88%	0.10%	$ 248,726	50%
(0.22)	$ 11.58	(8.52)%	0.94%	1.80%	0.04%	$ 122,051	84%
(0.13)	$ 13.08	14.11%	0.96%	1.06%	0.13%	$ 118,815	66%
(0.08)	$ 12.91	(0.68)%	0.95%(d)	1.29%(d)	0.18%(d)	$ 104,881	16%

(0.33)	$ 9.79	1.18%	0.83%(d)	3.53%(d)	0.56%(d)	$ 2,059	260%
(0.34)	$ 10.44	10.25%	0.87%	3.28%	2.64%	$ 3,267	82%
(0.45)	$ 10.35	3.50%	1.14%	2.14%	0.71%	$ 3,554	87%
(0.06)	$ 10.24	(0.44)%	1.25%(d)	1.11%(d)	1.49%(d)	$ 2,971	21%

(0.65)	$ 11.99	5.29%	1.09%	1.72%	0.36%	$ 3,353	41%
(1.27)	$ 11.33	5.33%	1.10%	1.62%	0.36%	$ 4,193	21%
(0.20)	$ 10.29	(7.43)%	1.10%	1.41%	0.38%	$ 5,136	43%
(0.14)	$ 8.16	(19.38)%	1.18%	1.99%	0.81%	$ 4,388	28%
(0.12)	$ 9.69	20.25%	1.17%	1.41%	0.45%	$ 5,245	30%
(0.07)	$ 9.93	3.20%	1.22%(d)	1.24%(d)	0.25%(d)	$ 5,162	12%

(0.05)	$ 9.65	11.39%	1.97%(d)	0.30%(d)	0.01%(d)	$ 143	30%
(0.03)	$ 9.89	2.77%	1.95%(d)	0.49%(d)	0.02%(d)	$ 172	12%

(0.63)	$ 12.00	5.40%	0.98%	1.83%	0.07%	$ 83,473	41%
(1.28)	$ 11.34	5.42%	0.99%	1.70%	0.07%	$ 78,666	21%
(0.21)	$ 10.30	(7.34)%	1.00%	1.52%	0.08%	$ 72,005	43%
(0.18)	$ 8.14	(19.21)%	1.02%	2.16%	0.09%	$ 61,427	28%
(0.14)	$ 9.66	20.49%	1.01%	1.58%	0.17%	$ 72,887	30%
(0.08)	$ 9.89	3.21%	1.00%(d)	1.46%(d)	0.22%(d)	$ 70,006	12%

(0.34)	$ 11.14	(6.15)%	0.99%	1.53%	--	$ 30,721	88%
(0.51)	$ 11.96	12.36%	1.15%	0.77%	--	$ 37,847	80%
(0.22)	$ 10.31	(11.99)%	1.13%	0.56%	--	$ 42,697	63%
(0.06)	$ 8.41	(17.80)%	1.12%	0.86%	--	$ 48,665	32%
(0.08)	$ 10.36	24.22%	1.06%	0.83%	0.25%	$ 46,107	27%
(0.05)	$ 10.70	3.73%	1.13%(d)	0.83%(d)	0.35%(d)	$ 36,547	32%

(0.22)	$ 11.13	1.62%	1.99%(d)	0.17%(d)	--	$ 10	88%
(0.43)	$ 11.90	11.11%	2.15%	(0.38)%	--	$ 229	80%
(0.16)	$ 10.21	(12.88)%	2.13%	(0.47)%	--	$ 617	63%
--	$ 8.32	(18.51)%	2.12%	(0.14)%	--	$ 451	32%
--	$ 10.24	23.08%	1.98%	(0.07)%	0.00%(j)	$ 683	27%
--	$ 10.58	3.32%	1.93%(d)	0.03%(d)	0.04%(d)	$ 761	32%

(0.07)	$ 10.37	12.71%	1.06%	0.86%	0.14%	$ 43,139	27%
(0.05)	$ 10.71	3.74%	1.04%(d)	0.92%(d)	0.18%(d)	$ 44,810	32%
(For a share outstanding throughout each period)

		Net Investment Income (Loss)				Distributions from Net Realized Gain on Investments
Year Ended April 30,	Net Asset Value, beginning of period		Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Distributions from Net Investment Income

EQUITY INDEX FUND -- CLASS A SHARES
2000	$ 13.84	0.11	1.25	1.36	(0.11)	(0.30)
2001	$ 14.79	0.09	(1.77)	(1.68)	(0.09)	(2.60)
2002	$ 10.42	0.08	(1.42)	(1.34)	(0.08)	--
2003	$ 9.00	0.10	(1.34)	(1.24)	(0.06)	--
2004	$ 7.70	0.10	1.57	1.67	(0.10)	--
2004(c)	$ 9.27	0.06	0.17	0.23	(0.07)	--
EQUITY INDEX FUND -- CLASS B SHARES
2004(e)	$ 8.33	0.05	0.92	0.97	(0.05)	--
2004(c)	$ 9.25	0.02	0.18	0.20	(0.03)	--
EQUITY INDEX FUND -- INSTITUTIONAL I SHARES
2000	$ 13.87	0.14	1.26	1.40	(0.14)	(0.30)
2001	$ 14.83	0.12	(1.77)	(1.65)	(0.13)	(2.60)
2002	$ 10.45	0.11	(1.42)	(1.31)	(0.11)	--
2003	$ 9.03	0.12	(1.34)	(1.22)	(0.12)	--
2004	$ 7.69	0.14	1.55	1.69	(0.12)	--
2004(c)	$ 9.26	0.07	0.19	0.26	(0.08)	--
LARGE CAP STOCK FUND -- CLASS A SHARES
2000	$ 15.22	0.14	1.40	1.54	(0.15)	(2.51)
2001	$ 14.10	0.01	(0.87)	(0.86)	(0.01)	(1.95)
2002	$ 11.28	0.02	(1.07)	(1.05)	(0.03)	(0.77)
2003	$ 9.43	0.04	(1.84)	(1.80)	(0.02)	(0.14)
2004	$ 7.47	0.01(f)	1.64	1.65	(0.01)	--
2004(c)	$ 9.11	0.00(h)	(0.18)	(0.18)	--	--
LARGE CAP STOCK FUND -- CLASS B SHARES
2000	$ 15.16	(0.07)	1.36	1.29	--	(2.51)
2001	$ 13.94	(0.02)	(0.92)	(0.94)	--	(1.95)
2002	$ 11.05	(0.01)	(1.10)	(1.11)	--	(0.77)
2003	$ 9.17	(0.01)	(1.79)	(1.80)	--	(0.14)
2004	$ 7.23	(0.05)(f)	1.58	1.53	--	--
2004(c)	$ 8.76	(0.03)	(0.17)	(0.20)	--	--
LARGE CAP STOCK FUND -- INSTITUTIONAL I SHARES
2000	$ 15.22	0.26	1.40	1.66	(0.26)	(2.51)
2001	$ 14.11	0.02	(0.86)	(0.84)	(0.02)	(1.95)
2002	$ 11.30	0.04	(1.09)	(1.05)	(0.04)	(0.77)
2003	$ 9.44	0.06	(1.86)	(1.80)	(0.05)	(0.14)
2004	$ 7.45	0.03(f)	1.63	1.66	(0.04)	--
2004(c)	$ 9.07	0.01	(0.18)	(0.17)	(0.01)	--
LARGE CAP GROWTH FUND -- CLASS A SHARES
2000(g)	$ 10.00	0.01	0.03	0.04	--	--
2001	$ 10.04	(0.02)(f)	(1.47)	(1.49)	(0.01)	--
2002	$ 8.54	0.00(f)(h)	(0.63)	(0.63)	--	--
2003	$ 7.91	0.00(f)(h)	(1.23)	(1.23)	--	--
2004	$ 6.68	0.00(f)(h)	0.92	0.92	--	--
2004(c)	$ 7.60	(0.01)	(0.23)	(0.24)	--	--
LARGE CAP GROWTH FUND -- CLASS B SHARES
2000(j)	$ 10.31	0.00(h)	(0.27)	(0.27)	--	--
2001	$ 10.04	(0.10)(f)	(1.47)	(1.57)	(0.01)	--
2002	$ 8.46	(0.02)	(0.68)	(0.70)	--	--
2003	$ 7.76	(0.05)	(1.22)	(1.27)	--	--
2004	$ 6.49	(0.06)(f)	0.90	0.84	--	--
2004(c)	$ 7.33	(0.04)	(0.22)	(0.26)	--	--
LARGE CAP GROWTH FUND -- INSTITUTIONAL I SHARES
2004(k)	$ 7.05	0.00(f)(h)	0.55	0.55	--	--
2004(c)	$ 7.60	0.00(h)	(0.23)	(0.23)	--	--

(a) Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

(b) This voluntary expense decrease is reflected in both the expense and net investment income (loss) ratios shown above.

(c) Six months ended October 31, 2004 (unaudited).

(d) Computed on an annualized basis.

(e) Reflects operations for the period from August 25, 2003 (date of initial public investment) to April 30, 2004.

(f) Based on average shares outstanding.

(g) Reflects operations for the period from March 19, 2000 (date of initial public investment) to April 30, 2000.

(h) Represents less than $0.01.

(i) Represents less than 0.01%.

(j) Reflects operations for the period from April 6, 2000 (date of initial public investment) to April 30, 2000.

(k) Reflects operations for the period from August 18, 2003 (date of initial public investment) to April 30, 2004.

See Notes which are an integral part of the Financial Statements

			Ratios to Average Net Assets
Total Distributions	Net Asset Value, end of period	Total Return(a)	Expenses	Net Investment Income (Loss)	Expense Waiver/ Reimbursement(b)	Net Assets, end of period (000 omitted)	Portfolio Turnover Rate

(0.41)	$ 14.79	9.95%	0.50%	0.78%	0.49%	$ 7,453	59%
(2.69)	$ 10.42	(12.51)%	0.50%	0.70%	0.46%	$ 9,260	44%
(0.08)	$ 9.00	(12.85)%	0.50%	0.87%	0.49%	$ 7,709	31%
(0.06)	$ 7.70	(13.70)%	0.58%	1.21%	0.86%	$ 4,646	87%
(0.10)	$ 9.27	21.71%	0.57%	1.14%	0.41%	$ 6,386	76%
(0.07)	$ 9.43	2.50%	0.56%(d)	1.17%(d)	0.42%(d)	$ 5,105	26%

(0.05)	$ 9.25	11.70%	1.29%(d)	0.31%(d)	0.19%(d)	$ 319	76%
(0.03)	$ 9.42	2.16%	1.28%(d)	0.45%(d)	0.20%(d)	$ 400	26%

(0.44)	$ 14.83	10.25%	0.25%	1.03%	0.34%	$ 151,157	59%
(2.73)	$ 10.45	(12.34)%	0.25%	0.94%	0.31%	$ 100,495	44%
(0.11)	$ 9.03	(12.59)%	0.25%	1.12%	0.34%	$ 95,487	31%
(0.12)	$ 7.69	(13.50)%	0.25%	1.54%	0.34%	$ 94,947	87%
(0.12)	$ 9.26	22.06%	0.27%	1.45%	0.38%	$ 85,030	76%
(0.08)	$ 9.44	2.76%	0.28%(d)	1.45%(d)	0.45%(d)	$ 97,359	26%

(2.65)	$ 14.10	10.72%	1.32%	(0.01)%	0.43%	$ 7,516	25%
(1.96)	$ 11.28	(6.10)%	1.30%	0.06%	0.43%	$ 6,890	10%
(0.80)	$ 9.43	(9.53)%	1.31%	0.24%	0.44%	$ 5,935	22%
(0.16)	$ 7.47	(19.12)%	1.38%	0.58%	0.79%	$ 4,232	36%
(0.01)	$ 9.11	22.16%	1.26%	0.07%	0.28%	$ 64,755	84%
--	$ 8.93	1.98%	1.26%(d)	0.04%(d)	0.25%(d)	$ 62,432	11%

(2.51)	$ 13.94	9.93%	2.07%	(0.77)%	0.13%	$ 583	25%
(1.95)	$ 11.05	(6.79)%	2.05%	(0.69)%	0.13%	$ 858	10%
(0.77)	$ 9.17	(10.26)%	2.06%	(0.53)%	0.14%	$ 1,141	22%
(0.14)	$ 7.23	(19.64)%	2.08%	(0.13)%	2.02%	$ 867	36%
--	$ 8.76	21.16%	2.02%	(0.63)%	0.07%	$ 12,116	84%
--	$ 8.56	(2.28)%	2.00%(d)	(0.70)%(d)	0.01%(d)	$ 11,220	11%

(2.77)	$ 14.11	10.87%	1.20%	0.16%	0.14%	$ 428,675	25%
(1.97)	$ 11.30	(5.96)%	1.20%	0.17%	0.13%	$ 310,803	10%
(0.81)	$ 9.44	(9.52)%	1.21%	0.34%	0.14%	$ 245,727	22%
(0.19)	$ 7.45	(19.03)%	1.23%	0.73%	0.11%	$ 169,616	36%
(0.04)	$ 9.07	22.35%	1.11%	0.39%	0.18%	$ 409,916	84%
(0.01)	$ 8.89	(1.85)%	1.09%(d)	0.21%(d)	0.17%(d)	$ 377,703	11%

--	$ 10.04	0.40%	0.00%(d)(i)	1.23%(d)	4.50%(d)	$ 6,617	1%
(0.01)	$ 8.54	(14.87)%	1.51%	(0.23)%	0.14%	$ 12,128	52%
--	$ 7.91	(7.38)%	1.18%	0.04%	0.29%	$ 15,368	45%
--	$ 6.68	(15.55)%	1.30%	0.04%	0.38%	$ 16,312	37%
--	$ 7.60	13.77%	1.27%	(0.05)%	0.48%	$ 11,211	68%
--	$ 7.36	(3.16)%	1.29%(d)	(0.25)%(d)	0.43%(d)	$ 12,698	88%

--	$ 10.04	(2.62)%	0.00%(d)(i)	0.99%(d)	5.50%(d)	$ 42	1%
(0.01)	$ 8.46	(2.51)%	15.66%	(1.16)%	0.14%	$ 442	52%
--	$ 7.76	(8.27)%	2.15%	(0.91)%	0.24%	$ 1,162	45%
--	$ 6.49	(16.37)%	2.19%	(0.86)%	0.24%	$ 1,077	37%
--	$ 7.33	12.94%	2.14%	(0.90)%	0.18%	$ 1,261	68%
--	$ 7.07	(3.55)%	2.07%(d)	(1.03)%(d)	0.15%(d)	$ 1,207	88%

--	$ 7.60	7.80%	1.19%(d)	(0.02)%(d)	0.30%(d)	$ 35,205	68%
--	$ 7.37	(3.03)%	1.14%(d)	(0.09)%(d)	0.33%(d)	$ 29,645	88%

(For a share outstanding throughout each period)

			Net Realized and Unrealized Gain (Loss) on Investments and Options		Distributions from Net Investment Income	Distributions in Excess of Net Investment Income
Year Ended April 30,	Net Asset Value, beginning of period	Net Investment Income (Loss)		Total from Investment Operations			Distributions from Net Realized Gain on Investments and Optoins

MULTI CAP GROWTH FUND -- CLASS A SHARES
2000	$ 18.58	(0.05)	9.22	9.17	--	--	(1.86)
2001	$ 25.89	0.03	(5.15)	(5.12)	--	--	(1.89)
2002	$ 18.88	(0.04)	(4.99)	(5.03)	--	--	--
2003	$ 13.85	(0.03)	(2.42)	(2.45)	--	--	--
2004	$ 11.40	(0.08)(c)	2.50	2.42	--	--	--
2004(d)	$ 13.82	(0.02)	0.06	0.04	--	--	--
MULTI CAP GROWTH FUND - CLASS B SHARES
2000	$ 18.61	(0.13)	9.12	8.99	--	--	(1.86)
2001	$ 25.74	(0.08)	(5.16)	(5.24)	--	--	(1.89)
2002	$ 16.61	(0.15)	(4.91)	(5.06)	--	--	--
2003	$ 13.55	(0.14)	(2.33)	(2.47)	--	--	--
2004	$ 11.08	(0.17)(c)	2.43	2.26	--	--	--
2004(d)	$ 13.34	(0.10)	0.09	(0.01)	--	--	--
MULTI CAP GROWTH FUND -- INSTITUTIONAL I SHARES
2000	$ 18.71	(0.03)	9.31	9.28	--	(1.86)	--
2001	$ 26.13	0.04	(5.19)	(5.15)	(0.02)	(1.89)	--
2002	$ 19.07	(0.02)	(5.05)	(5.07)	--	--	--
2003	$ 14.00	--	(2.45)	(2.45)	--	--	--
2004	$ 11.55	(0.05)(c)	2.53	2.48	--	--	--
2004(d)	$ 14.03	0.01	0.04	0.05	--	--	--
MID CAP STOCK FUND -- CLASS A SHARES
2000	$ 13.45	(0.01)	2.54	2.53	(0.02)	--	(0.45)
2001	$ 15.51	(0.03)(c)	1.00	0.97	--	--	(1.97)
2002	$ 14.51	0.00(f)	(0.12)	(0.12)	--	--	--
2003	$ 14.39	(0.00)(f)	(2.48)	(2.48)	--	--	--
2004	$ 11.91	(0.05)	3.15	3.10	--	--	--
2004(d)	$ 15.01	(0.02)	0.61	0.59	--	--	--
MID CAP STOCK FUND -- CLASS B SHARES
2000(g)	$ 14.28	(0.03)	1.25	1.22	--	--	--
2001	$ 15.50	(0.15)	1.00	0.85	--	--	(1.97)
2002	$ 14.38	(0.07)	(0.17)	(0.24)	--	--	--
2003	$ 14.14	(0.11)	(2.44)	(2.55)	--	--	--
2004	$ 11.59	(0.14)	3.03	2.89	--	--	--
2004(d)	$ 14.48	(0.08)	0.59	0.51	--	--	--
MID CAP STOCK FUND -- INSTITUTIONAL I SHARES
2004(i)	$ 13.14	(0.02)	1.90	1.88	--	--	--
2004(d)	$ 15.02	(0.02)	0.61	0.59	--	--	--

(a) Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

(b) This voluntary expense decrease is reflected in both the expense and net investment income (loss) ratios shown above.

(c) Based on average shares outstanding.

(d) Six months ended October 31, 2004 (unaudited).

(e) Computed on an annualized basis.

(f) Represents less than $0.01.

(g) Reflects operations for the period from March 16, 2000 (date of initial public investment) to April 30, 2000.

(h) Represents less than 0.01%.

(i) Reflects operations for the period from August 25, 2003 (date of initial public investment) to April 30, 2004.

See Notes which are an integral part of the Financial Statements

			Ratios to Average Net Assets
Total Distributions	Net Asset Value, end of period	Total Return(a)	Expenses	Net Investment Income (Loss)	Expense Waiver/ Reimbursement(b)	Net Assets, end of period (000 omitted)	Portfolio Turnover Rate

(1.86)	$ 25.89	51.12%	1.11%	(0.29)%	0.35%	$ 52,445	114%
(1.89)	$ 18.88	(20.37)%	1.11%	0.11%	0.35%	$ 44,988	90%
--	$ 13.85	(26.64)%	1.10%	(0.24)%	0.35%	$ 33,621	202%
--	$ 11.40	(17.69)%	1.19%	(0.20)%	0.82%	$ 22,820	194%
--	$ 13.82	21.23%	1.20%	(0.56)%	0.30%	$ 24,196	186%
--	$ 13.86	0.29%	1.20%(e)	(0.20)%(e)	0.29%(e)	$ 22,247	128%

(1.86)	$ 25.74	50.03%	1.86%	(1.04)%	0.05%	$ 14,129	114%
(1.89)	$ 18.61	(20.98)%	1.86%	(0.66)%	0.05%	$ 16,231	90%
--	$ 13.55	(27.19)%	1.85%	(0.99)%	0.05%	$ 12,196	202%
--	$ 11.08	(18.23)%	1.89%	(0.90)%	0.80%	$ 8,870	194%
--	$ 13.34	20.40%	1.92%	(1.27)%	0.07%	$ 10,150	186%
--	$ 13.33	(0.07)%	1.90%(e)	(0.90)%(e)	0.09%(e)	$ 9,564	128%

(1.86)	$ 26.13	51.36%	1.00%	(0.18)%	0.06%	$ 193,827	114%
(1.91)	$ 19.07	(20.32)%	1.00%	0.20%	0.06%	$ 175,559	90%
--	$ 14.00	(26.59)%	1.00%	(0.14)%	0.05%	$ 138,331	202%
--	$ 11.55	(17.50)%	1.03%	(0.03)%	0.04%	$ 103,441	194%
--	$ 14.03	21.47%	1.04%	(0.38)%	0.13%	$ 80,462	186%
--	$ 14.08	0.36%	1.04%(e)	(0.04)%(e)	0.20%(e)	$ 73,620	128%

(0.47)	$ 15.51	19.88%	1.54%	(0.13)%	--	$ 110,651	163%
(1.97)	$ 14.51	6.51%	1.39%	(0.17)%	--	$ 119,409	112%
--	$ 14.39	(0.83)%	1.39%	(0.26)%	0.06%	$ 119,407	91%
--	$ 11.91	(17.23)%	1.26%	(0.01)%	0.20%	$ 102,263	80%
--	$ 15.01	26.03%	1.22%	(0.25)%	0.32%	$ 68,327	99%
--	$ 15.60	3.93%	1.19%(e)	(0.30)%(e)	0.43%(e)	$ 69,296	47%

--	$ 15.50	8.54%	2.45%(e)	(1.82)%(e)	--	$ 53	163%
(1.97)	$ 14.38	5.69%	2.14%	(1.06)%	--	$ 1,364	112%
--	$ 14.14	(1.67)%	2.20%	(1.09)%	--	$ 2,051	91%
--	$ 11.59	(18.03)%	2.21%	(0.96)%	--	$ 1,713	80%
--	$ 14.48	24.94%	2.12%	(1.16)%	0.00%(h)	$ 2,333	99%
--	$ 14.99	3.52%	2.03%(e)	(1.14)%(e)	0.09%(e)	$ 2,444	47%

--	$ 15.02	14.31%	1.21%(e)	(0.28)%(e)	0.14%(e)	$ 70,539	99%
--	$ 15.61	3.93%	1.15%(e)	(0.26)%(e)	0.21%(e)	$ 70,031	47%

(For a share outstanding throughout each period)

			Net Realized and Unrealized Gain (Loss) on Investments, Options and Foreign Currency Transactions				Distributions from Net Realized Gain on Investments, Options and Foreign Currency Transactions
Year Ended April 30,	Net Asset Value, beginning of period	Net Investment Income (Loss)		Total from Investment Operations	Distributions from Net Investment Income	Distributions in Excess of Net Investment Income

MID CAP GROWTH FUND -- CLASS A SHARES
2000(c)	$ 15.22	(0.02)	4.74	4.72	--	--	(2.04)
2001	$ 17.90	(0.01)	(1.13)	(1.14)	--	--	(3.60)
2002	$ 13.16	(0.03)	(0.55)	(0.58)	--	--	--
2003	$ 12.58	(0.01)	(2.42)	(2.43)	--	--	--
2004	$ 10.15	(0.07)	3.41	3.34	--	--	--
2004(e)	$ 13.49	(0.06)	0.45	0.39	--	--	--
MID CAP GROWTH FUND -- CLASS B SHARES
2004(f)	$ 11.81	(0.06)	1.75	1.69	--	--	--
2004(e)	$ 13.50	(0.10)	0.44	0.34	--	--	--
MID CAP GROWTH FUND -- INSTITUTIONAL I SHARES
2000	$ 14.70	(0.04)	5.30	5.26	--	(2.04)	--
2001	$ 17.92	(0.02)	(1.11)	(1.13)	--	(3.60)	--
2002	$ 13.19	(0.02)	(0.54)	(0.56)	--	--	--
2003	$ 12.63	--	(2.43)	(2.43)	(0.01)	--	--
2004	$ 10.19	(0.05)	3.43	3.38	--	--	--
2004(e)	$ 13.57	(0.05)	0.46	0.41	--	--	--
SMALL CAP STOCK FUND -- CLASS A SHARES
1999(g)	$ 11.41	(0.01)	1.00	0.99	--	(0.01)	(0.37)
2000(g)	$ 12.02	(0.03)	1.60	1.57	--	--	(1.71)
2001(h)(i)	$ 11.88	(0.08)(j)	(0.64)	(0.72)	--	--	(1.14)
2002	$ 10.02	0.00(k)	0.77	0.77	--	--	(0.34)
2003	$ 10.45	0.00(j)(k)	(1.63)	(1.63)	--	--	(1.93)
2004	$ 6.89	(0.03)(j)	3.24	3.21	--	--	(0.80)
2004(e)	$ 9.30	(0.01)	(0.05)	(0.06)	--	--	0.00
SMALL CAP STOCK FUND -- CLASS B SHARES
2001(l)	$ 9.75	(0.05)(j)	0.31	0.26	--	--	--
2002	$ 10.01	(0.06)	0.75	0.69	--	--	(0.34)
2003	$ 10.36	(0.05)(j)	(1.64)	(1.69)	--	--	(1.93)
2004	$ 6.74	(0.10)(j)	3.16	3.06	--	--	(0.80)
2004(e)	$ 9.00	(0.04)	(0.04)	(0.08)	--	--	0.00
SMALL CAP STOCK FUND -- INSTITUTIONAL I SHARES
2004(n)	$ 8.41	(0.02)	1.69	1.67	--	--	(0.80)
2004(e)	$ 9.28	(0.01)	(0.05)	(0.06)	--	--	0.00

(a) Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

(b) This voluntary expense decrease is reflected in both the expense and net investment income (loss) ratios shown above.

(c) Reflects operations for the period from September 1, 1999 (date of initial public investment) to April 30, 2000.

(d) Computed on an annualized basis.

(e) Six months ended October 31, 2004 (unaudited).

(f) Reflects operations for the period from August 25, 2003 (date of initial public investment) to April 30, 2004.

(g) Reflects operations for the year ended June 30.

(h) Reflects operations for the period from July 1, 2000 to April 30, 2001. The Funds have changed their fiscal year end from June 30 to April 30.

(i) Effective January 8, 2001, the Funds changed their investment advisor from Martindale Andres & Company LLC to Manufacturers and Traders Trust Company.

(j) Based on average shares outstanding.

(k) Represents less than $0.01.

(l) Reflects operations for the period from January 10, 2001 (date of initial public investment) to April 30, 2001.

(m) Represents less than 0.01%.

(n) Reflects operations for the period from August 18, 2003 (date of initial public investment) to April 30, 2004.

See Notes which are an integral part of the Financial Statements

			Ratios to Average Net Assets
Total Distributions	Net Asset Value, end of period	Total Return(a)	Expenses	Net Investment Income (Loss)	Expense Waiver/ Reimbursement(b)	Net Assets, end of period (000 omitted)	Portfolio Turnover Rate

(2.04)	$ 17.90	34.04%	1.23%(d)	(0.31)%(d)	0.36%(d)	$ 1,161	56%
(3.60)	$ 13.16	(6.62)%	1.21%	(0.27)%	0.36%	$ 4,489	96%
--	$ 12.58	(4.41)%	1.21%	(0.25)%	0.37%	$ 5,965	106%
--	$ 10.15	(19.32)%	1.29%	(0.12)%	0.82%	$ 4,841	238%
--	$ 13.49	32.91%	1.25%	(0.56)%	0.49%	$ 6,635	99%
--	$ 13.88	2.89%	1.28%(d)	(0.88)%(d)	0.32%(d)	$ 6,317	24%

--	$ 13.50	14.31%	2.08%(d)	(1.70)%(d)	0.05%(d)	$ 125	99%
--	$ 13.84	2.52%	2.05%(d)	(1.66)%(d)	0.05%(d)	$ 186	24%

(2.04)	$ 17.92	38.90%	1.11%	(0.26)%	0.07%	$ 92,253	56%
(3.60)	$ 13.19	(6.55)%	1.10%	(0.20)%	0.07%	$ 95,317	96%
--	$ 12.63	(4.25)%	1.11%	(0.13)%	0.07%	$ 90,179	106%
(0.01)	$ 10.19	(19.25)%	1.13%	0.05%	0.08%	$ 65,417	238%
--	$ 13.57	33.17%	1.09%	(0.39)%	0.22%	$ 79,815	99%
--	$ 13.98	3.02%	1.12%(d)	(0.72)%(d)	0.23%(d)	$ 78,462	24%

(0.38)	$ 12.02	9.24%	1.04%	(0.05)%	1.47%	$ 139,512	18%
(1.71)	$ 11.88	16.31%	1.06%	(0.25)%	1.40%	$ 148,926	43%
(1.14)	$ 10.02	(6.57)%	1.30%(d)	(0.83)%(d)	0.17%(d)	$ 113,499	21%
(0.34)	$ 10.45	8.03%	1.23%	(0.57)%	0.07%	$ 115,011	136%
(1.93)	$ 6.89	(14.66)%	1.27%	(0.06)%	0.10%	$ 106,415	68%
(0.80)	$ 9.30	47.22%	1.25%	(0.30)%	0.17%	$ 11,217	55%
0.00	$ 9.24	(0.65)%	1.30%(d)	(0.23)%(d)	0.25%(d)	$ 12,404	18%

--	$ 10.01	2.67%	0.89%(d)	(0.72)%(d)	--	$ 35	21%
(0.34)	$ 10.36	7.22%	2.05%	(1.35)%	--	$ 387	136%
(1.93)	$ 6.74	(15.46)%	2.12%	(0.89)%	--	$ 506	68%
(0.80)	$ 9.00	45.99%	2.05%	(1.10)%	0.00%(m)	$ 1,119	55%
0.00	$ 8.92	(0.89)%	2.03%(d)	(0.96)%(d)	0.02%(d)	$ 1,104	18%

(0.80)	$ 9.28	20.36%	1.30%(d)	(0.35)%(d)	0.00%(d)(m)	$ 136,862	55%
0.00	$ 9.22	(0.65)%	1.28%(d)	(0.21)%(d)	0.02%(d)	$ 137,680	18%

(For a share outstanding throughout each period)

			Net Realized and Unrealized Gain (Loss) on Investments and Foreign Currency Transactions			Distributions from Net Realized Gain on Investments and Foreign Currency Transactions
Year Ended April 30,	Net Asset Value, beginning of period	Net Investment Income (Loss)		Total from Investment Operations	Distributions from Net Investment Income

SMALL CAP GROWTH -- CLASS A SHARES
2000	$ 12.59	(0.05)	15.25	15.20	--	(4.72)
2001	$ 23.07	(0.02)	(2.01)	(2.03)	--	(4.03)
2002	$ 16.99	(0.05)	0.82	0.77	--	--
2003	$ 17.76	(0.08)	(5.69)	(5.77)	--	--
2004	$ 11.99	(0.17)(c)	5.71	5.54	--	--
2004(d)	$ 17.53	(0.04)	(0.76)	(0.80)	--	--
SMALL CAP GROWTH -- CLASS B SHARES
2001(f)	$ 16.80	(0.01)	0.18	0.17	--	--
2002	$ 16.97	(0.14)	0.77	0.63	--	--
2003	$ 17.60	(0.19)	(5.62)	(5.81)	--	--
2004	$ 11.79	(0.29)(c)	5.61	5.32	--	--
2004(d)	$ 17.11	(0.10)	(0.74)	(0.84)	--	--
SMALL CAP GROWTH -- CLASS C SHARES
2003(g)	$ 12.27	(0.03)	(0.43)	(0.46)	--	--
2004	$ 11.81	(0.30)(c)	5.64	5.34	--	--
2004(d)	$ 17.15	(0.09)(c)	(0.76)	(0.85)	--	--
SMALL CAP GROWTH FUND -- INSTITUTIONAL I SHARES
2000	$ 12.65	(0.08)	15.39	15.31	--	(4.72)
2001	$ 23.24	(0.01)	(2.03)	(2.04)	--	(4.03)
2002	$ 17.15	(0.04)	0.83	0.79	(0.01)	--
2003	$ 17.93	(0.07)	(5.73)	(5.80)	--	--
2004	$ 12.13	(0.15)(c)	5.78	5.63	--	--
2004(d)	$ 17.76	(0.03)	(0.77)	(0.80)	--	--
INTERNATIONAL EQUITY FUND -- CLASS A SHARES
1999(h)	$ 10.00	0.11	0.48	0.59	--	--
2000(i)	$ 10.59	0.08	1.28	1.36	(0.14)	(0.14)
2001(j)(k)	$ 11.67	(0.01)(c)	(1.31)	(1.30)	--	(0.71)
2002	$ 9.66	0.16	(0.71)	(0.55)	(0.16)	--
2003	$ 8.95	0.09(c)	(1.42)	(1.33)	(0.11)	--
2004	$ 7.51	0.07(c)	2.25	2.32	(0.08)	--
2004(d)	$ 9.75	0.05(c)	0.58	0.63	--	--
INTERNATIONAL EQUITY FUND -- CLASS B SHARES
2001(l)	$ 10.25	(0.05)(c)	(0.55)	(0.60)	--	--
2002	$ 9.65	0.20	(0.83)	(0.63)	(0.13)	--
2003	$ 8.89	0.00(c)(n)	(1.38)	(1.38)	(0.05)	--
2004	$ 7.46	0.00(c)(n)	2.22	2.22	(0.08)	--
2004(d)	$ 9.60	0.01(c)	0.57	0.58	--	--
INTERNATIONAL EQUITY FUND -- INSTITUTIONAL I SHARES
2004(o)	$ 8.30	0.05(c)	1.48	1.53	(0.13)	--
2004(d)	$ 9.70	0.05(c)	0.57	0.62	--	--

(a) Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

(b) This voluntary expense decrease is reflected in both the expense and net investment income (loss) ratios shown above.

(c) Based on average shares outstanding.

(d) Six months ended October 31, 2004 (unaudited).

(e) Computed on an annualized basis.

(f) Reflects operations for the period from February 20, 2001 (date of initial public investment) to April 30, 2001.

(g) Reflects operations for the period from October 1, 2002 (date of initial public investment) to April 30, 2003.

(h) Reflects operations for the period from February 9, 1999 (date of initial public investment) to June 30, 1999.

(i) Reflects operations for the year ended June 30.

(j) Reflects operations for the period from July 1, 2000 to April 30, 2001. The Funds have changed their fiscal year end from June 30 to April 30.

(k) Effective January 8, 2001, the Funds changed their investment advisor from Martindale Andres & Company LLC to Manufacturers and Traders Trust Company.

(l) Reflects operations for the period from January 10, 2001 (date of initial public investment) to April 30, 2001.

(m) Represents less than 0.01%.

(n) Represents less than $0.01.

(o) Reflects operations for the period from August 18, 2003 (date of initial public investment) to April 30, 2004.

See Notes which are an integral part of the Financial Statements

				Ratios to Average Net Assets
Return of Capital	Total Distributions	Net Asset Value, end of period	Total Return(a)	Expenses	Net Investment Income (Loss)	Expense Waiver/ Reimbursement(b)	Net Assets, end of period (000 omitted)	Portfolio Turnover Rate

--	(4.72)	$ 23.07	126.13%	1.30%	(0.49)%	0.31%	$ 11,292	753%
(0.02)	(4.05)	$ 16.99	(10.09)%	1.25%	(0.11)%	0.31%	$ 65,062	360%
--	--	$ 17.76	4.53%	1.27%	(0.38)%	0.31%	$ 74,576	267%
--	--	$ 11.99	(32.49)%	1.33%	(0.67)%	1.05%	$ 52,397	246%
--	--	$ 17.53	46.21%	1.36%	(0.99)%	0.42%	$ 72,164	256%
--	--	$ 16.73	(4.56)%	1.37%(e)	(0.44)%(e)	0.26%(e)	$ 64,495	218%

--	--	$ 16.97	1.01%	2.07%(e)	(0.61)%(e)	0.01%(e)	$ 125	360%
--	--	$ 17.60	3.71%	2.01%	(1.20)%	0.02%	$ 829	267%
--	--	$ 11.79	(33.01)%	2.08%	(1.44)%	1.39%	$ 1,611	246%
--	--	$ 17.11	45.12%	2.09%	(1.73)%	0.24%	$ 2,859	256%
--	--	$ 16.27	(5.13)%	2.10%(e)	(1.20)%(e)	0.03%(e)	$ 2,820	218%

--	--	$ 11.81	(3.75)%	2.09%(e)	(1.42)%(e)	9.19%(e)	$ 147	246%
--	--	$ 17.15	45.22%	2.12%	(1.76)%	0.43%	$ 677	256%
--	--	$ 16.30	(5.23)%	2.10%(e)	(1.13)%(e)	0.03%(e)	$ 528	218%

--	(4.72)	$ 23.24	126.42%	1.19%	(0.49)%	0.02%	$ 81,375	753%
(0.02)	(4.05)	$ 17.15	(10.05)%	1.15%	(0.14)%	0.02%	$ 85,286	360%
--	(0.01)	$ 17.93	4.58%	1.17%	(0.27)%	0.01%	$ 82,922	267%
--	--	$ 12.13	(32.35)%	1.17%	(0.51)%	0.02%	$ 56,766	246%
--	--	$ 17.76	46.41%	1.20%	(0.84)%	0.11%	$ 108,274	256%
--	--	$ 16.96	(4.72)%	1.21%(e)	(0.30)%(e)	0.17%(e)	$ 98,854	218%

--	--	$ 10.59	5.90%	0.98%(e)	2.80%(e)	1.86%(e)	$ 39,506	17%
--	(0.28)	$ 11.67	12.87%	0.97%	0.72%	1.85%	$ 44,697	56%
--	(0.71)	$ 9.66	(11.41)%	1.46%(e)	0.07%(e)	0.42%(e)	$ 34,916	73%
--	(0.16)	$ 8.95	(5.60)%	1.64%	0.61%	0.15%	$ 45,754	61%
--	(0.11)	$ 7.51	(14.84)%	1.57%	1.12%	0.25%	$ 62,059	42%
--	(0.08)	$ 9.75	30.94%	1.60%	0.81%	0.23%	$ 19,124	53%
--	--	$ 10.38	6.57%	1.64%(e)	0.95%(e)	0.31%(e)	$ 20,080	26%

--	--	$ 9.65	(5.85)%	4.04%(e)	(0.50)%(e)	0.00%(e)(m)	$ 5	73%
--	(0.13)	$ 8.89	(6.42)%	2.44%	0.04%	0.10%	$ 57	61%
--	(0.05)	$ 7.46	(15.56)%	2.47%	0.06%	0.10%	$ 55	42%
--	(0.08)	$ 9.60	29.80%	2.47%	0.03%	0.02%	$ 223	53%
--	--	$ 10.18	6.15%	2.35%(e)	0.24%(e)	0.10%(e)	$ 254	26%

--	(0.13)	$ 9.70	18.42%	1.68%(e)	0.70%(e)	0.06%(e)	$ 99,527	53%
--	--	$ 10.32	6.61%	1.55%(e)	1.04%(e)	0.15%(e)	$ 96,450	26%

MTB Group of Funds
October 31, 2004 (unaudited)

1. ORGANIZATION

MTB Group of Funds (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Trust consists of 34 portfolios, 24 of which are presented herein (individually referred to as the "Fund" or collectively as the "Funds"). The remaining 10 funds (3 of which are only made available to variable annuity contracts) are presented in separate reports. As set forth below, certain of the Funds (each, a "Successor MTB Fund") are successors to a corresponding portfolio of the ARK Funds pursuant to a reorganization which took place on August 15, 2003 or August 22, 20031. Prior to the date of the reorganization, each successor MTB Fund had no investment operations. Accordingly, the information in these financial statements is historical information for the corresponding ARK Fund.

MTB Fund

Investment Objectives

Former Portfolio (sometimes referred to as "Accounting Survivor")
MTB Short Duration Government Bond Fund ("Short Duration Government Bond Fund")(d)	To seek current income with the preservation of capital as a secondary objective.	N/A

MTB Short-Term Corporate Bond Fund ("Short-Term Corporate Bond Fund")(d)[1]	Current income.	ARK Short-Term Bond Portfolio

MTB U.S. Government Bond Fund ("U.S. Government Bond Fund")(d)	To provide current income. Capital appreciation is a secondary, non-fundamental investment consideration.	N/A

MTB New York Municipal Bond Fund ("New York Municipal Bond Fund")(n)

To provide current income which is exempt from federal regular income tax and the personal income taxes imposed by the State of New York and New York municipalities and is consistent with the preservation of capital.

N/A

MTB Pennsylvania Municipal Bond Fund ("Pennsylvania Municipal Bond Fund")(n)[1]	Current income exempt from federal regular income tax and Pennsylvania personal income taxes.	ARK Pennsylvania Tax-Free Portfolio

MTB Maryland Municipal Bond Fund ("Maryland Municipal Bond Fund")(n)[1]	Current income exempt from federal regular income tax and Maryland state and local income taxes.	ARK Maryland Tax-Free Portfolio

MTB Intermediate-Term Bond Fund (Intermediate-Term Bond Fund")(d)[1]	Current income.	ARK Intermediate Fixed Income Portfolio

MTB Income Fund ("Income Fund")(d)[1]	Primarily current income and secondarily capital growth.	ARK Income Portfolio

MTB Managed Allocation Fund -- Conservative Growth ("Conservative Growth Fund")(d)*	To seek capital appreciation and income.	N/A

MTB Managed Allocation Fund -- Moderate Growth ("Moderate Growth Fund")(d)*	To seek capital appreciation and secondarily income.	N/A

MTB Managed Allocation Fund -- Aggressive Growth ("Aggressive Growth Fund")(d)*	To seek capital appreciation.	N/A

MTB Balanced Fund ("Balanced Fund")(d)[1]	To provide total return.	ARK Balanced Portfolio

MTB Social Balanced Fund ("Social Balanced Fund")(d)[1]	To provide total return.	ARK Social Issues Intermediate Fixed Income Portfolio

MTB Equity Income Fund ("Equity Income Fund")(d)[1]	Current income and growth of capital.	ARK Equity Income Portfolio

MTB Large Cap Value Fund ("Large Cap Value Fund")(d)	To provide income. Capital appreciation is a secondary, non-fundamental investment consideration.	N/A

MTB Equity Index Fund ("Equity Index Fund")(d)[1]	Investment results that correspond to the performance of the Standard & Poor's 500 Index.	ARK Equity Index Portfolio

MTB Large Cap Stock Fund ("Large Cap Stock Fund")(d)[1]	Growth of principal.	ARK Value Equity Portfolio

MTB Large Cap Growth Fund ("Large Cap Growth Fund")(d)	To provide capital appreciation.	N/A

MTB Multi Cap Growth Fund ("Multi Cap Growth Fund")(d)[1]	Long-term capital appreciation.	ARK Capital Growth Portfolio

MTB Mid Cap Stock Fund ("Mid Cap Stock Fund")(d)	To provide total return.	N/A

MTB Mid Cap Growth Fund ("Mid Cap Growth Fund")(d)[1]	Long-term capital appreciation.	ARK Mid Cap Equity Portfolio

MTB Small Cap Stock Fund ("Small Cap Stock Fund")(d)	To seek growth of capital.	N/A

MTB Small Cap Growth Fund ("Small Cap Growth Fund")(d)[1]	Long-term capital appreciation.	ARK Small Cap Equity Portfolio

MTB International Equity Fund ("International Equity Fund")(d)	To seek long-term capital appreciation, primarily through a diversified portfolio of non-U.S. equity securities.	N/A

(d) Diversified

(n) Non-diversified

*The Fund invests solely in the shares of other funds within the MTB Group of Funds

International Equity Fund is the successor to Governor International Equity Fund; Small Cap Stock Fund is the successor to Governor Aggressive Growth Fund; Aggressive Growth Fund is the successor to Governor Lifestyle Growth Fund; Moderate Growth Fund is the successor to Governor Lifestyle Moderate Growth Fund; and Conservative Growth Fund is the successor to Governor Lifestyle Conservative Growth Fund pursuant to a reorganization that took place on January 8, 2001. Prior to that date, each MTB fund had no investment operations. Accordingly, the information in these financial statements for periods prior to January 8, 2001 is historical information for the corresponding Governor Fund.

The Trust offers 7 classes of shares: Class A Shares, Class B Shares, Class C Shares, Class S Shares, Institutional Shares, Institutional I Shares and Institutional II Shares.

Effective August 18, 2003, Class A Shares and Class B Shares were added to Short Duration Government Bond Fund.

Effective August 25, 2003, Class A Shares and Class B Shares were added to Short-Term Corporate Bond Fund.

Effective August 18, 2003, Class B Shares were added to U.S. Government Bond Fund and New York Municipal Bond Fund.

Effective August 18, 2003, Institutional I Shares were added to U.S. Government Bond Fund, New York Municipal Bond Fund, Large Cap Value Fund, Large Cap Growth Fund, Mid Cap Stock Fund, Small Cap Stock Fund and International Equity Fund.

Effective August 25, 2003, Class B Shares were added to Equity Income Fund and Equity Index Fund.

The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held.

On August 15, 2003, Short Duration Government Fund received a tax-free transfer of assets from ARK Short-Term Treasury Portfolio, as follows:

	Shares of Short-Duration Government Bond Fund Issued	ARK Short-Term Treasury Portfolio Net Assets Received	ARK Short-Term Treasury Portfolio Unrealized Appreciation[1]	Net Assets of Short-Duration Government Bond Fund Prior to Combination	Net Assets of ARK Short-Term Treasury Portfolio Immediately Prior to Combination	Net Assets of Short Duration Government Bond Fund Immediately After Combination

Class A	1,111,828	$10,802,906	$ 73,078	$109,674,976	$10,802,906	$120,477,882
Institutional I	5,138,992	49,928,504	481,137	--	49,928,504	49,928,504

Total	6,250,820	$60,731,410	$554,215	$109,674,976	$60,731,410	$170,406,386

1Unrealized Appreciation is included in the ARK Short-Term Treasury Portfolio Net Assets Received amount shown above.

On August 15, 2003, U.S. Government Bond Fund received a tax-free transfer of assets from ARK U.S. Government Bond Portfolio, as follows:

	Shares of U.S. Government Bond Fund Issued	ARK U.S. Government Bond Portfolio Net Assets Received	ARK U.S. Government Bond Portfolio Unrealized Appreciation[2]	Net Assets of U.S. Government Bond Fund Prior to Combination	Net Assets of ARK U.S. Government Bond Portfolio Immediately Prior to Combination	Net Assets of U.S. Government Bond Fund Immediately After Combination

Class A	547,254	$ 5,232,477	$ 34,186	$149,017,166	$ 5,232,477	$154,249,643
Institutional I	9,325,690	89,162,013	1,544,618	--	89,162,013	89,162,013

Total	9,872,944	$94,394,490	$1,578,804	$149,017,166	$94,394,490	$243,411,656

2Unrealized Appreciation is included in the ARK U.S. Government Bond Portfolio Net Assets Received amount shown above.

On August 15, 2003, Pennsylvania Municipal Bond Fund received a tax-free transfer of assets from VISION Pennsylvania Municipal Income Fund, as follows:

	Shares of Pennsylvania Municipal Bond Fund Issued	VISION Pennsylvania Municipal Income Fund Net Assets Received	VISION Pennsylvania Municipal Income Fund Unrealized Appreciation[3]	Net Assets of VISION Pennsylvania Municipal Income Fund Prior to Combination	Net Assets of VISION Pennsylvania Municipal Income Fund Immediately Prior to Combination	Net Assets of Pennsylvania Municipal Income Fund Immediately After Combination

Class A	8,377,693	$85,690,214	$4,056,564	$ 2,730,235	$85,690,214	$ 88,420,449
Class B	--	--	--	453,243	--	453,243
Institutional I	--	--	--	152,329,021	--	152,329,021

Total	8,377,693	$85,690,214	$4,056,564	$155,512,499	$85,690,214	$241,202,713

3Unrealized Appreciation is included in the VISION Pennsylvania Municipal Income Fund Net Assets Received amount shown above.

On August 15, 2003, Intermediate-Term Bond Fund received a tax-free transfer of assets from VISION Intermediate-Term Bond Fund, as follows:

	Shares of Intermediate-Term Bond Fund Issued	VISION Intermediate-Term Bond Fund Net Assets Received	VISION Intermediate-Term Bond Fund Unrealized Appreciation[4]	Net Assets of Intermediate-Term Bond Fund Prior to Combination	Net Assets of VISION Intermediate-Term Bond Fund Immediately Prior to Combination	Net Assets of Intermediate-Term Bond Fund Immediately After Combination

Class A	12,872,342	$132,243,372	$72,439	$ --	$132,243,372	$132,243,372
Institutional I	--	--	--	124,051,342	--	124,051,342

Total	12,872,342	$132,243,372	$72,439	$124,051,342	$132,243,372	$256,294,714

4Unrealized Appreciation is included in the VISION Intermediate-Term Bond Fund Net Assets Received amount shown above.

On August 15, 2003, Social Balanced Fund received a tax-free transfer of assets from ARK Social Issues Small Cap Equity Portfolio, ARK Social Issues Blue Chip Equity Portfolio and ARK Social Issues Capital Growth Portfolio, as follows:

	Institutional I Shares of Social Balanced Fund Issued	ARK Fund' Net Assets Received	Unrealized Appreciation[5]	Net Assets of Social Balanced Fund Prior to Combination	Net Assets of ARK Funds Immediately Prior to Combination	Net Assets of Social Balanced Fund After Combination

ARK Social Issues Small Cap Equity Portfolio	75,913	$ 777,071	$ 91,150	$ --	$ 777,071	$ --
ARK Social Issues Blue Chip Equity Portfolio	77,524	793,521	17,834	--	793,521	--
ARK Social Issues Capital Growth Portfolio	17,452	178,629	18,678	--	178,629	--

Total	170,889	$1,749,221	$127,662	$2,455,667	$1,749,221	$4,204,888

5Unrealized Appreciation is included in the ARK Social Issues Small Cap Equity Portfolio, ARK Social Issues Blue Chip Equity Portfolio and ARK Social Issues Capital Growth Portfolio Net Assets Received amounts shown above.

On August 15, 2003, Large Cap Stock Fund received a tax-free transfer of assets from ARK Blue Chip Equity Portfolio and VISION Large Cap Core Fund, as follows:

	Shares of Large Cap Stock Fund Issued	ARK Blue Chip Equity Portfolio Net Assets Received	VISION Large Cap Core Fund Net Assets Received	ARK Blue Chip Equity Portfolio Unrealized Appreciation (Depreciation)[6]	VISION Large Cap Core Fund Unrealized Appreciation (Depreciation)[6]

Class A	15,676,758	$ 38,368,359	$89,657,991	$ 6,061,652	$10,849,323
Class B	1,295,692	9,698,998	531,717	(2,647,389)	(42,387)
Institutional I	18,885,722	153,618,560	--	(4,868,533)	--

Total	35,858,172	$201,685,917	$90,189,708	$ (1,454,270)	$10,806,936

	Net Assets of Large Cap Stock Fund Prior to Combination	Net Assets of ARK Blue Chip Equity Portfolio Immediately Prior to Combination	Net Assets of VISION Large Cap Core Fund Immediately Prior to Combination	Net Assets of Large Cap Stock Fund Immediately After Combination

Class A	$ 4,492,880	$ 38,368,359	$89,657,991	$132,519,230
Class B	976,159	9,698,998	531,717	11,206,874
Institutional I	178,825,030	153,618,560	--	332,443,590

Total	$184,294,069	$201,685,917	$90,189,708	$476,169,694

6Unrealized Appreciation (Depreciation) is included in the ARK Blue Chip Equity Portfolio and VISION Large Cap Core Fund Net Assets Received amounts shown above.

On August 15, 2003, International Equity Fund received a tax-free transfer of assets from ARK Emerging Markets Equity Portfolio and ARK International Equity Portfolio, as follows:

	Shares of International Equity Fund Issued	ARK Emerging Markets Portfolio Net Assets Received	ARK International Equity Portfolio Net Assets Received	ARK Emerging Markets Portfolio Unrealized Appreciation[7]	ARK International Equity Portfolio Unrealized Appreciation[7]

Class A	1,312,293	$5,474,675	$ 5,417,043	$961,062	$1,103,478
Institutional I	1,720,935	--	14,282,972	--	432,282

Total	3,033,228	$5,474,675	$19,700,015	$961,062	$1,535,760

	Net Assets of International Equity Fund Prior to Combination	Net Assets of ARK Emerging Markets Portfolio Immediately Prior to Combination	Net Assets of ARK International Equity Portfolio Immediately Prior to Combination	Net Assets of International Equity Fund Immediately After Combination

Class A	$ 72,689,604	$5,474,675	$ 5,417,043	$83,581,322
Class B	113,087	--	--	113,087
Institutional I	--	--	14,282,972	14,282,972

Total	$72,802,691	$5,474,675	$19,700,015	$97,977,381

7Unrealized Appreciation is included in the ARK Emerging Markets Equity Portfolio and ARK International Equity Portfolio Net Assets Received amounts shown above.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. These policies are in conformity with generally accepted accounting principles (GAAP) in the United States of America.

Investment Valuations -- Domestic and foreign equity securities are valued at the last sale price or official closing price reported in the market in which they are primarily traded (either on a national securities exchange or the over-the-counter market), if available. If unavailable, the security is generally valued at the mean between the last closing bid and asked prices. With respect to valuation of foreign securities, trading in foreign cities may be completed at times which vary from the closing of the New York Stock Exchange (NYSE). Therefore, foreign securities are valued at the latest closing price on the exchange on which they are traded immediately prior to the closing of the NYSE. Foreign securities quoted in foreign currencies are translated in U.S. dollars at the foreign exchange rate in effect at 4:00 p.m., Eastern Time, on the day the value of the foreign security is determined. U.S. government securities are generally valued at the mean of the latest bid and asked price as furnished by an independent pricing service. Listed corporate bonds, and other fixed income and asset-backed securities, unlisted securities and short-term securities are valued at the prices provided by an independent pricing service. However, short-term securities with remaining maturities of 60 days or less at the time of purchase may be valued at amortized cost, which approximates fair market value. Municipal bonds are valued by an independent pricing service, taking into consideration yield, liquidity, risk, credit quality, coupon, maturity, type of issue, and any other factors or market data the pricing service deems relevant. Investments in other open-end regulated investment companies are valued at net asset value. Securities for which no quotations are readily available or whose values have been affected by a significant event occurring between the close of their primary markets and the closing of the NYSE are valued at fair value as determined in accordance with procedures established by and under general supervision of the Board of Trustees (the "Trustees").

Repurchase Agreements -- It is each Fund's policy to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Funds to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement transaction.

The Funds will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Funds' advisor to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Trustees. Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Funds could receive less than the repurchase price on the sale of collateral securities.

Investment Income, Gains and Losses, Expenses and Distributions -- Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at fair value. All Funds except Social Balanced Fund offer multiple classes of shares. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that each class bears certain expenses unique to that class such as distribution and shareholder services fees. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Premium and Discount Amortization/Paydown Gains and Losses -- All premiums and discounts on fixed income securities are amortized/accreted for financial reporting purposes. Gains and losses realized on principal payment of mortgage-backed securities (paydown gains and losses) are classified as part of investment income.

Federal Taxes -- It is Funds' policy to comply with the Subchapter M provision of the Internal Revenue Code (the "Code") and to distribute to shareholders each year substantially all of their income. Accordingly, no provisions for federal income tax are necessary.

Withholding taxes on foreign interest, dividends and capital gains have been provided for in accordance with the applicable country's tax rules and rates.

When-Issued and Delayed Delivery Transactions -- The Funds may engage in when-issued or delayed delivery transactions. The Funds record when-issued securities on the trade date and maintain security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

The Funds may transact in To Be Announced Securities (TBAs). As with other delayed delivery transactions, a seller agrees to issue a TBA security at a future date. However, the seller does not specify the particular securities to be delivered. Instead, the Funds agree to accept any security that meets specified terms such as issuer, interest rate and terms of underlying mortgages. The Funds record TBA securities on the trade date utilizing information associated with the specified terms of the transaction as opposed to the specific mortgages. TBAs are marked to market daily and begin earning interest on the settlement date. Losses may occur due to the fact that the actual underlying mortgages received may be less favorable than those anticipated by the Funds.

Written Options Contracts -- Multi Cap Growth Fund and Mid Cap Growth Fund may write option contracts. A written option obligates the Funds to deliver a call, or to receive a put, at the contracted amount upon exercise by the holder of the option. The value of the option contract is recorded as a liability and unrealized gain or loss is measured by the difference between the current value and the premium received. For the six months ended October 31, 2004, Multi Cap Growth Fund and Mid Cap Growth Fund had realized gain (loss) on written options of $0 and $200,502, respectively.

The following is a summary of Multi Cap Growth Fund's written option activity:

Contracts	Number of Contracts	Premium
Outstanding at 4/30/2004	0	$ 0.00
Options written	710	93,573
Outstanding at 10/31/2004	710	$ 93,573

At October 31, 2004, the Multi Cap Growth Fund had the following outstanding options:

Contract	Type

Expiration Date

Exercise Price

Number of Contracts

Market Value

Unrealized Appreciation (Depreciation)

Cisco Systems, Inc.	Call

January 2005

$20

450

$42,750

$(13,875)

IBM Corp.	Call

January 2005

90

10

2,800

(475)

Nabors Industries Ltd.	Call

January 2005

50

100

26,000

3,749

Weatherford International Ltd.	Call

January 2005

55

50

7,500

1,375

XTO Energy, Inc.	Call

February 2005

35

100

17,000

6,749
Net Unrealized Depreciation on Written Options Contracts:						$(2,477)

The following is a summary of Mid Cap Growth Fund's written option activity:

Contracts	Number of Contracts	Premium
Outstanding at 4/30/2004	0	$ 0.00
Options written	1,150	373,624
Options expired	900	246,752
Outstanding at 10/31/2004	250	$126,872

At October 31, 2004, the Mid Cap Growth Fund had the following outstanding options:

Contract	Type	ExpirationDate	Exercise Price	Number of Contracts	Market Value	Unrealized Appreciation (Depreciation)
Cree, Inc.	Call	January 2005	$25	250	$250,000	$(123,128)

Foreign Exchange Contracts -- The International Equity Fund may enter into foreign currency commitments for the delayed delivery of securities or foreign currency exchange transactions. The Fund may enter into foreign currency contract transactions to protect assets against adverse changes in foreign currency exchange rates or exchange control regulations. Purchased contracts are used to acquire exposure to foreign currencies; whereas, contracts to sell are used to hedge the securities against currency fluctuations. Risks may arise upon entering these transactions from the potential inability of counterparties to meet the terms of their commitments and from unanticipated movements in security prices or foreign exchange rates. The foreign currency transactions are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the settlement date.

At October 31, 2004, the International Equity Fund had outstanding foreign currency exchange contracts as set forth below:

Settlement Date	Contracts to Deliver/Receive	In Exchange for	Contracts at Value	Net Unrealized Appreciation (Depreciation)

Contracts Purchased:
April 15, 2005	900,000 Austrailian Dollar	$651,213	$662,569	$11,356
April 15, 2005	5,600,000 Danish Krone	934,314	960,822	26,508
April 15, 2005	7,300,000 Euro Dollar	9,056,453	9,309,777	253,324
April 15, 2005	5,100,000 Hong Kong Dollar	658,434	660,092	1,658
April 15, 2005	325,000,000 Japanese Yen	2,998,293	3,097,772	99,479
April 15, 2005	243,399,600 Japanese Yen	2,228,628	2,319,989	91,361
April 15, 2005	4,500,000 Norwegian Krone	675,483	705,085	29,602
April 15, 2005	3,600,000 Singapore Dollar	2,151,527	2,172,717	21,190
Contracts Sold:
November 1, 2004	110,000 Swiss Franc	$91,712	$92,135	$(423)
November 1, 2004	185,000 Euro Dollar	235,727	236,744	(1,017)
November 1, 2004	85,000 Pound Sterling	155,559	156,209	(650)
April 15, 2005	3,800,000 Swiss Franc	3,061,492	3,192,681	(131,189)
April 15, 2005	1,800,000 Euro Dollar	2,228,628	2,295,561	(66,933)
April 15, 2005	450,000 Euro Dollar	575,374	573,890	1,484
April 15, 2005	6,590,000 Pound Sterling	11,663,970	11,949,484	(285,514)
April 15, 2005	13,900,000 Swedish Krona	1,900,660	1,958,760	(58,100)
Net Unrealized Depreciation on Foreign Exchange Contracts:				$(7,864)

Foreign Currency Translation -- The International Equity Fund translates foreign currencies (FCs) into U.S. dollars at the current rate of exchange to determine the value of investments, assets and liabilities. Purchase and sale of securities, and income and expenses are translated at the prevailing rate of exchange on the respective dates of such transactions. The changes in foreign exchange rates on investments are not isolated on the Statement of Operations. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of FCs, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at period end, resulting from changes in the exchange rate.

Restricted Securities -- Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from such registration. In some cases, the issuer of restricted securities has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Funds or in connection with another registered offering of the securities. Many restricted securities may be resold in the secondary market in transactions exempt from registration. Such restricted securities may be determined to be liquid under criteria established by the Trustees. The Funds will not incur any registration costs upon such resales. The Funds' restricted securities are valued at the price provided by dealers in the secondary market or, if no market prices are available, at the fair value as determined in accordance with procedures established by and under general supervision of the Trustees.

Additional information on restricted securities, excluding securities purchased under Rule 144A that have been deemed liquid by the Trustees, held by Small Cap Growth Fund at October 31, 2004 is as follows:

Securities

Acquisition Cost

Acquisition Date

YDI Wireless Inc., Class B

12/08/2003

$2,050,000

Halozyme Therapeutics, Inc.

10/12/2004

$875,000

Securities Lending -- The Fund participates in a securities lending program providing for the lending of corporate bonds, equity and government securities to qualified brokers. Collateral for securities loaned is invested in an affiliated money market fund. Collateral is maintained at a minimum level of 102% of the market value on investments loaned, plus interest, if applicable. Earnings on collateral are allocated between the securities lending agent, as a fee for its services under the program, and the Funds, according to agreed-upon rates.

As of October 31, 2004, the Funds had securities on loan as follows:

Fund Name

Market Value of Securities Loaned

Market Value of Collateral

Short-Term Corporate Bond Fund

$10,257,950

$10,599,206

U.S. Government Bond Fund

$25,971,177

$28,437,508

Intermediate-Term Bond Fund

$47,887,818

$49,325,534

Income Fund

$23,758,354

$24,574,488

Balanced Fund

$7,236,641

$7,541,285

Dollar Roll Transactions -- The U.S. Government Bond Fund, Intermediate-Term Bond, Income Fund, Balanced Fund and Social Balanced Fund may enter into dollar roll transactions, with respect to mortgage securities issued by GNMA, FNMA and FHLMC, in which the Funds sell mortgage securities to financial institutions and simultaneously agree to accept substantially similar (same type, coupon and maturity) securities at a later date at an agreed upon price. Dollar roll transactions involve TBAs and are treated as short-term financing arrangements which will not exceed twelve months. The Funds will use the proceeds generated from the transactions to invest in short-term investments, which may enhance the Funds' current yield and total return.

Information regarding dollar roll transactions for U.S. Government Bond Fund for the six months ended October 31, 2004 was as follows:

Maximum amount outstanding during the period	$13,165,242
Average amount outstanding during the period[1]	$8,274,015
Average shares outstanding during the period	20,144,263
Average debt per share outstanding during the period	41.1%

Information regarding dollar roll transactions for Intermediate-Term Bond Fund for the six months ended October 31, 2004 was as follows:

Maximum amount outstanding during the period	$32,695,347
Average amount outstanding during the period[1]	$19,089,242
Average shares outstanding during the period	25,746,738
Average debt per share outstanding during the period	$0.74

Information regarding dollar roll transactions for Income Fund for the six months ended October 31, 2004 was as follows:

Maximum amount outstanding during the period	$31,818,539
Average amount outstanding during the period1	$25,066,837
Average shares outstanding during the period	18,492,238
Average debt per share outstanding during the period	$1.36

Information regarding dollar roll transactions for Balanced Fund for the six months ended October 31, 2004 was as follows:

Maximum amount outstanding during the period	$7,174,289
Average amount outstanding during the period1	$6,072,498
Average shares outstanding during the period	11,845,886
Average debt per share outstanding during the period	51.3%

Information regarding dollar roll transactions for Social Balanced Fund for the six months ended October 31, 2004 was as follows:

Maximum amount outstanding during the period	$205,367
Average amount outstanding during the period1	$200,772
Average shares outstanding during the period	322,783
Average debt per share outstanding during the period	62.2%

1 The average amount outstanding during the period was calculated by adding the borrowings at the end of the day and dividing the sum by the number of days in the six months ended October 31, 2004.

Use of Estimates -- The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other -- Investment transactions are accounted for on a trade date basis. Realized gains and losses from investment transactions are recorded on an identified cost basis.

3. SHARES OF BENEFICIAL INTEREST

The following table summarizes share activity:

	Short Duration Government Bond Fund
	Six Months Ended 10/31/2004		Period Ended 4/30/2004(a)
	Shares

		Amount	Shares

				Amount

Class A Shares

Shares sold	53,542

		$516,685	177,624

				$1,728,199
Proceeds from shares issued in connection with tha tax-free transfer of assets from ARK Short-Term Treasury Portfolio	--

		--	1,111,828

				10,802,906
Shares issued to shareholders in payment of distributions declared	7,967

		76,833	13,997

				136,208

Shares redeemed	(168,118)

		(1,618,780)	(418,885)

				(4,083,084)

Net change resulting from Class A Share transactions	(106,609)
		$(1,025,262)	884,564
				$8,584,229

	Six Months Ended 10/31/2004		Period Ended 4/30/2004(a)
	Shares
		Amount	Shares
				Amount

Class B Shares

Shares sold	2,131

		$20,525	13,084

				$127,433
Shares issued to shareholders in payment of distributions declared	50

		485	15

				142

Shares redeemed	(1,981)

		(19,032)	(434)

				(4,210)

Net change resulting from Class B Share transactions	200
		$1,978	12,665
				$123,365

	Six Months Ended 10/31/2004		Year Ended 4/30/2004
	Shares
		Amount	Shares
				Amount

Institutional I Shares

Shares sold	3,296,879

		$31,764,769	11,390,394

				$111,079,923
Proceeds from shares issued in connection with the tax-free transfer of assets from ARK Short-Term Treasury Portfolio	--

		--	5,138,992

				49,928,504
Shares issued to shareholders in payment of distributions declared	105,508

		1,017,628	132,594

				1,294,553

Shares redeemed	(2,992,982)

		(28,852,006)	(7,903,108)

				(77,183,985)

Net change resulting from Institutional I Share Transactions	409,405
		$3,930,391	8,758,872
				$85,118,995

Net change resulting from share transactions	302,996
		$2,907,107	9,656,101
				$93,826,589

	Short-Term Corporate Bond Fund
	Six Months Ended 10/31/2004		Period Ended 4/30/2004(b)
	Shares
		Amount	Shares
				Amount

Class A Shares

Shares sold	1,107

		$10,886	14,730

				$146,748
Shares issued to shareholders in payment of distributions declared	116

		1,156	75

				748
Shares redeemed	(5,445)

		(53,541)	(981)

				(9,775)

Net change resulting from Class A Share transactions	(4,222)
		$(41,499)	13,824
				$137,721

	Short-Term Corporate Bond Fund (continued)
	Six Months Ended 10/31/2004		Period Ended 4/30/2004(b)
	Shares
		Amount	Shares
				Amount

Class B Shares

Shares sold	89

		$880	2,660

				$26,442
Shares issued to shareholders in payment of distributions declared	15

		142	6

				58

Shares redeemed	--

		--	--

				--

Net change resulting from Class B share transactions	104
		$1,022	2,666
				$26,500

	Six Months Ended 10/31/2004		Year Ended 4/30/2004
	Shares
		Amount	Shares
				Amount

Institutional I Shares

Shares sold	1,439,647

		$14,164,138	4,327,413

				$43,025,437
Shares issued to shareholders in payment of distributions declared	39,918

		393,288	72,438

				720,310

Shares redeemed	(1,097,161)

		(10,806,245)	(2,059,941)

				(20,502,307)

Net change resulting from Institutional I Share Transactions	382,404
		$3,751,181	2,339,910
				$23,243,440

Net change resulting from share transactions	378,286
		$3,710,704	2,356,400
				$23,407,661

	U.S. Government Bond Fund
	Six Months Ended 10/31/2004		Year Ended 4/30/2004
	Shares
		Amount	Shares
				Amount

Class A Shares

Shares sold	1,044,189

		$9,885,002	6,324,740

				$61,454,708
Proceeds from shares issued in connection with the tax-free transfer of assets from ARK U.S. Government Bond Portfolio	--

		--	547,254

				5,232,477
Shares issued to shareholders in payment of distributions declared	114,917

		1,093,251	309,425

				3,003,613

Shares redeemed	(1,359,278)

		(12,878,426)	(16,097,644)

				(155,132,431)

Net change resulting from Class A Share transactions	(200,172)
		$(1,900,173)	(8,916,225)
				$(85,441,633)

	Six Months Ended 10/31/2004		Period Ended 4/30/2004(a)
	Shares
		Amount	Shares
				Amount

Class B Shares

Shares sold	9,728

		$92,513	11,366

				$109,909
Shares issued to shareholders in payment of distributions declared	92

		880	19

				184

Shares redeemed	(438)

		(4,138)	(36)

				(348)

Net change resulting from Class B Share transactions	9,382
		$89,255	11,349
				$109,745

	U.S. Government Bond Fund (continued)
	Six Months Ended 10/31/2004		Period Ended 4/30/2004(a)
	Shares
		Amount	Shares
				Amount

Institutional I Shares

Shares sold	879,020

		$8,371,406	11,602,496

				$111,479,800
Proceeds from shares issued in connection with the tax-free transfer of assets from ARK U.S. Government Bond Portfolio	--

		--	9,325,690

				89,162,013
Shares issued to shareholders in payment of distributions declared	100,766

		958,817	133,588

				1,290,827

Shares redeemed	(2,193,869)

		(20,786,928)	(5,317,895)

				(51,410,014)

Net change resulting from Institutional I Share transactions	(1,214,083)
		$(11,456,705)	15,743,879
				$150,522,626

Net change resulting from share transactions	(1,404,873)
		$(13,267,623)	6,839,003
				$65,190,738

	New York Municipal Bond Fund
	Six Months Ended 10/31/2004		Year Ended 4/30/2004
	Shares
		Amount	Shares
				Amount

Class A Shares

Shares sold	343,121

		$3,608,465	1,973,767

				$21,136,997
Shares issued to shareholders in payment of distributions declared	78,029

		823,077	209,450

				2,240,517

Shares redeemed	(623,088)

		(6,527,929)	(4,763,079)

				(50,697,260)

Net change resulting from Class A Share transactions	(201,938)
		$(2,096,387)	(2,579,862)
				$(27,319,746)

	Six Months Ended 10/31/2004		Period Ended 4/30/2004(a)
	Shares
		Amount	Shares
				Amount

Class B Shares

Shares sold	16,519

		$174,878	33,953

				$365,597
Shares issued to shareholders in payment of distributions declared	390

		4,123	207

				2,211

Shares redeemed	(139)

		(1,480)	--

				--

Net change resulting from Class B Share transactions	16,770
		$177,521	34,160
				$367,808

	Six Months Ended 10/31/2004		Period Ended 4/30/2004(a)
	Shares
		Amount	Shares
				Amount

Institutional I Shares

Shares sold	129,644

		$1,364,811	2,887,627

				$30,663,036
Shares issued to shareholders in payment of distributions declared	863

		9,105	15,638

				167,173

Shares redeemed	(253,121)

		(2,663,218)	(294,758)

				(3,177,031)

Net change resulting from Institutional I Share transactions	(122,614)
		$(1,289,302)	2,608,507
				$27,653,178

Net change resulting from share transactions	(307,782)
		$(3,208,168)	62,805
				$701,240

	Pennsylvania Municipal Bond Fund
	Six Months Ended 10/31/2004		Year Ended 4/30/2004
	Shares
		Amount	Shares
				Amount

Class A Shares

Shares sold	65,543

		$671,399	274,772

				$2,845,605
Proceeds from shares issued in connection with the tax-free transfer of assets from VISION Pennsylvania Municipal Income Fund	--

		--	8,377,693

				85,690,214
Shares issued to shareholders in payment of distributions declared	13,804

		141,679	22,442

				234,383

Shares redeemed	(289,711)

		(2,977,583)	(7,777,675)

				(80,538,740)

Net change resulting from Class A Share transactions	(210,364)
		$(2,164,505)	897,232
				$8,231,462

Class B Shares

Shares sold	13,944

		$143,000	36,082

				$376,617
Shares issued to shareholders in payment of distributions declared	456

		4,695	460

				4,797

Shares redeemed	(604)

		(6,301)	(8,327)

				(87,068)

Net change resulting from Class B Share transactions	13,796
		$141,394	28,215
				$294,346

Institutional I Shares

Shares sold	403,619

		$4,147,128	8,141,241

				$84,379,813
Shares issued to shareholders in payment of distributions declared	14,553

		149,474	25,300

				264,313

Shares redeemed	(2,033,595)

		(20,756,839)	(4,627,148)

				(48,623,713)

Net change resulting from Institutional I Share Transactions	(1,615,423)
		$(16,460,237)	3,539,393
				$36,020,413

Net change resulting from share transactions	(1,811,991)
		$(18,483,348)	4,464,840
				$44,546,221

	Maryland Municipal Bond Fund
	Six Months Ended 10/31/2004		Year Ended 4/30/2004
	Shares
		Amount	Shares
				Amount

Class A Shares

Shares sold	61,381

		$634,933	120,865

				$1,265,710
Shares issued to shareholders in payment of distributions declared	25,158

		258,874	55,710

				579,538
Shares redeemed	(266,530)

		(2,724,345)	(545,923)

				(5,658,599)

Net change resulting from Class A Share transactions	(179,991)
		$(1,830,538)	(369,348)
				$(3,813,351)

Class B Shares

Shares sold	4,567

		$47,151	54,308

				$567,411
Shares issued to shareholders in payment of distributions declared	1,858

		19,155	3,536

				36,833

Shares redeemed	(13,850)

		(141,373)	(16,093)

				(166,256)

Net change resulting from Class B Share transactions	(7,425)
		$(75,067)	41,751
				$437,988

Institutional I Shares

Shares sold	140,527

		$1,453,301	1,502,471

				$15,615,752
Shares issued to shareholders in payment of distributions declared	22,549

		232,337	43,219

				449,926

Shares redeemed	(414,532)

		(4,266,777)	(1,496,649)

				(15,546,954)

Net change resulting from Institutional I Share transactions	(251,456)
		$(2,581,139)	49,041
				$518,724

Net change resulting from share transactions	(438,872)
		$(4,486,744)	(278,556)
				$(2,856,639)

	Intermediate-Term Bond Fund
	Six Months Ended 10/31/2004		Period Ended 4/30/2004(a)
	Shares
		Amount	Shares
				Amount

Class A Shares

Shares sold	100,104

		$1,005,252	669,663

				$6,901,659
Proceeds from shares issued in connection with the tax-free transfer of assets from VISION Intermediate-Term Bond Fund	--

		--	12,872,342

				132,243,372
Shares issued to shareholders in payment of distributions declared	21,816

		219,636	53,022

				547,001

Shares redeemed	(29,720)

		(297,638)	(12,585,599)

				(129,902,820)

Net change resulting from Class A Share transactions	92,200
		$927,250	1,009,428
				$9,789,212

	Six Months Ended 10/31/2004		Period Ended 4/30/2004(a)
	Shares
		Amount	Shares
				Amount

Class B Shares

Shares sold	5,824

		$58,767	8,930

				$92,057
Shares issued to shareholders in payment of distributions declared	82

		823	124

				1,267

Shares redeemed	(547)

		(5,454)	--

				--

Net change resulting from Class B Share transactions	5,359
		$54,136	9,054
				$93,324

	Six Months Ended 10/31/2004		Year Ended 4/30/2004
	Shares
		Amount	Shares
				Amount

Institutional I Shares

Shares sold	2,154,183

		$21,630,806	18,247,889

				$187,519,404
Shares issued to shareholders in payment of distributions declared	122,165

		1,229,801	367,883

				3,782,552

Shares redeemed	(3,458,587)

		(34,692,530)	(5,532,190)

				(57,075,145)

Net change resulting from Institutional I Share transactions	(1,182,239)
		$(11,831,923)	13,083,582
				$134,226,811

Net change resulting from share transactions	(1,084,680)
		$(10,850,537)	14,102,064
				$144,109,347

	Income Fund
	Six Months Ended 10/31/2004		Year Ended 4/30/2004
	Shares
		Amount	Shares
				Amount

Class A Shares

Shares sold	11,790

		$120,146	494,810

				$5,244,483
Shares issued to shareholders in payment of distributions declared	14,744

		149,901	57,360

				594,136

Shares redeemed	(111,623)

		(1,128,946)	(684,455)

				(7,217,921)

Net change resulting from Class A Share transactions	(85,089)
		$(858,899)	(132,285)
				$(1,379,302)

Class B Shares

Shares sold	3,538

		$35,517	51,765

				$536,750
Shares issued to shareholders in payment of distributions declared	2,881

		28,914	10,919

				111,615

Shares redeemed	(10,312)

		(103,213)	(44,530)

				(456,495)

Net change resulting from Class B Share transactions	(3,893)
		$(38,782)	18,154
				$191,870

	Income Fund (continued)
	Six Months Ended 10/31/2004		Year Ended 4/30/2004
	Shares
		Amount	Shares
				Amount

Institutional I Shares

Shares sold	525,190

		$5,276,127	1,670,905

				$17,302,293
Shares issued to shareholders in payment of distributions declared	153,806

		1,543,721	886,877

				9,062,529

Shares redeemed	(2,010,136)

		(20,068,490)	(7,744,045)

				(80,485,960)

Net change resulting from Institutional I Share transactions	(1,331,140)
		$(13,248,642)	(5,186,263)
				$(54,121,138)

Net change resulting from share transactions	(1,420,122)
		$(14,146,323)	(5,300,394)
				$(55,308,570)

	Conservative Growth Fund
	Six Months Ended 10/31/2004		Year Ended 4/30/2004
	Shares
		Amount	Shares
				Amount

Class A Shares

Shares sold	82,626

		$807,974	251,417

				$2,477,378
Shares issued to shareholders in payment of distributions declared	3,307

		32,411	12,391

				121,042

Shares redeemed	(34,479)

		(336,523)	(126,778)

				(1,241,166)

Net change resulting from Class A Share transactions	51,454
		$503,862	137,030
				$1,357,254

Class B Shares

Shares sold	28,907

		$281,669	181,751

				$1,784,668
Shares issued to shareholders in payment of distributions declared	1,062

		10,391	5,846

				56,857

Shares redeemed	(33,072)

		(321,745)	(28,608)

				(282,209)

Net change resulting from Class B Share transactions	(3,103)
		$(29,685)	158,989
				$1,559,316

Net change resulting from share transactions	48,351
		$474,177	296,019
				$2,916,570

	Moderate Growth Fund
	Six Months Ended 10/31/2004		Year Ended 4/30/2004
	Shares
		Amount	Shares
				Amount

Class A Shares

Shares sold	528,751

		$5,156,287	1,428,284

				$13,814,132
Shares issued to shareholders in payment of distributions declared	--

		--	31,978

				303,357

Shares redeemed	(174,162)

		(1,698,993)	(209,628)

				(2,023,070)

Net change resulting from Class A Share transactions	354,589
		$3,457,294	1,250,634
				$12,094,419

Class B Shares

Shares sold	300,896

		$2,910,587	1,064,995

				$10,274,174
Shares issued to shareholders in payment of distributions declared	--

		--	13,117

				123,793

Shares redeemed	(65,328)

		(633,563)	(79,087)

				(767,859)

Net change resulting from Class B Share transactions	235,568
		$2,277,024	999,025
				$9,630,108

Net change resulting from share transactions	590,157
		$5,734,318	2,249,659
				$21,724,527

	Aggressive Growth Fund
	Six Months Ended 10/31/2004		Year Ended 4/30/2004
	Shares
		Amount	Shares
				Amount

Class A Shares

Shares sold	210,649

		$1,973,272	670,285

				$6,223,448
Shares issued to shareholders in payment of distributions declared	--

		--	19,853

				177,483

Shares redeemed	(67,392)

		(632,616)	(90,168)

				(830,328)

Net change resulting from Class A Share transactions	143,257
		$1,340,656	599,970
				$5,570,603

Class B Shares

Shares sold	97,789

		$903,765	430,876

				$3,942,506
Shares issued to shareholders in payment of distributions declared	--

		--	9,178

				81,043

Shares redeemed	(21,129)

		(195,843)	(21,851)

				(197,741)

Net change resulting from Class B Share transactions	76,660
		$707,922	418,203
				$3,825,808

Net change resulting from share transactions	219,917
		$2,048,578	1,018,173
				$9,396,411

	Balanced Fund
	Six Months Ended 10/31/2004		Year Ended 4/30/2004
	Shares
		Amount	Shares
				Amount

Class A Shares

Shares sold	72,406

		$931,110	203,320

				$2,646,929
Shares issued to shareholders in payment of distributions declared	12,818

		166,138	21,610

				279,287

Shares redeemed	(262,873)

		(3,372,271)	(504,330)

				(6,560,214)

Net change resulting from Class A Share transactions	(177,649)
		$(2,275,023)	(279,400)
				$(3,633,998)

Class B Shares

Shares sold	35,627

		$458,888	102,347

				$1,344,850
Shares issued to shareholders in payment of distributions declared	1,547

		20,050	1,316

				17,016

Shares redeemed	(59,106)

		(757,773)	(91,767)

				(1,190,079)

Net change resulting from Class B Share transactions	(21,932)
		$(278,835)	11,896
				$171,787

Institutional I Shares

Shares sold	94,566

		$1,213,767	332,291

				$4,288,324
Shares issued to shareholders in payment of distributions declared	53,406

		693,879	101,800

				1,312,701

Shares redeemed	(1,105,075)

		(14,271,835)	(1,888,430)

				(24,749,038)

Net change resulting from Institutional I Share Transactions	(957,103)
		$(12,364,189)	(1,454,339)
				$(19,148,013)

Net change resulting from share transactions	(1,156,684)
		$(14,918,047)	(1,721,843)
				$(22,610,224)

	Social Balanced Fund
	Six Months Ended 10/31/2004		Year Ended 4/30/2004
	Shares
		Amount	Shares
				Amount

Institutional I Shares

Shares sold	2,113

		$21,500	3,202

				$33,661
Proceeds from shares issued in connection with the tax-free transfer of assets from ARK Social Issues Small Cap Equity Portfolio	--

		--	75,913

				777,071
Proceeds from shares issued in connection with the tax-free transfer of assets from ARK Social Issues Blue Chip Equity Portfolio	--

		--	77,524

				793,521
Proceeds from shares issued in connection with the tax-free transfer of assets from ARK Social Issues Capital Growth Portfolio	--

		--	17,452

				178,629
Shares issued to shareholders in payment of distributions declared	853

		8,747	10,953

				114,202

Shares redeemed	(56,340)

		(582,222)	(154,641)

				(1,606,227)

Net change resulting from share transactions	(53,374)
		$(551,975)	30,403
				$290,857

	Equity Income Fund
	Six Months Ended 10/31/2004		Year Ended 4/30/2004
	Shares
		Amount	Shares
				Amount

Class A Shares

Shares sold	35,232

		$343,855	97,376

				$889,961
Shares issued to shareholders in payment of distributions declared	3,461

		33,607	6,422

				59,650

Shares redeemed	(59,711)

		(579,251)	(100,261)

				(930,434)

Net change resulting from Class A Share transactions	(21,018)
		$(201,789)	3,537
				$19,177

	Six Months Ended 10/31/2004		Period Ended 4/30/2004(b)
	Shares
		Amount	Shares
				Amount

Class B Shares

Shares sold	2,685

		$26,100	14,898

				$142,285
Shares issued to shareholders in payment of distributions declared	45

		438	25

				247
Shares redeemed	(206)

		(1,996)	(60)

				(577)

Net change resulting from Class B Share transactions	2,524
		$24,542	14,863
				$141,955

	Six Months Ended 10/31/2004		Year Ended 4/30/2004
	Shares
		Amount	Shares
				Amount

Institutional I Shares

Shares sold	220,363

		$2,136,118	1,001,545

				$9,246,229
Shares issued to shareholders in payment of distributions declared	4,291

		41,515	8,048

				74,112

Shares redeemed	(693,826)

		(6,722,125)	(1,006,606)

				(9,427,173)

Net change resulting from Institutional I Share transactions	(469,172)
		$(4,544,492)	2,987
				$(106,832)

Net change resulting from share transactions	(487,666)
		$(4,721,739)	21,387
				$54,300

	Large Cap Value Fund
	Six Months Ended 10/31/2004		Year Ended 4/30/2004
	Shares
		Amount	Shares
				Amount

Class A Shares

Shares sold	793,540

		$8,312,462	3,512,092

				$34,856,878
Shares issued to shareholders in payment of distributions declared	16,891

		179,954	31,232

				307,125

Shares redeemed	(1,843,661)

		(19,309,533)	(4,878,185)

				(47,078,805)

Net change resulting from Class A Share transactions	(1,033,230)
		$(10,817,117)	(1,334,861)
				$(11,914,802)

	Six Months Ended 10/31/2004		Year Ended 4/30/2004
	Shares
		Amount	Shares
				Amount

Class B Shares

Shares sold	6,665

		$69,812	15,818

				$158,584
Shares issued to shareholders in payment of distributions declared	--

		--	--

				--

Shares redeemed	(1,376)

		(14,308)	(3,416)

				(32,791)

Net change resulting from Class B Share transactions	5,289
		$55,504	12,402
				$125,793

	Six Months Ended 10/31/2004		Period Ended 4/30/2004(a)
	Shares
		Amount	Shares
				Amount

Institutional I Shares

Shares sold	525,795

		$5,527,256	4,838,956

				$47,567,880
Shares issued to shareholders in payment of distributions declared	6,269

		66,867	5,507

				57,147

Shares redeemed	(507,522)

		(5,316,678)	(684,615)

				(7,180,238)

Net change resulting from Institutional I Share transactions	24,542
		$277,445	4,159,848
				$40,444,789

Net change resulting from share transactions	(1,003,399)
		$(10,484,168)	2,837,389
				$28,655,780

	Equity Index Fund
	Six Months Ended 10/31/2004		Year Ended 4/30/2004
	Shares
		Amount	Shares
				Amount

Class A Shares

Shares sold	29,790

		$278,323	285,305

				$2,599,956
Shares issued to shareholders in payment of distributions declared	5,026

		47,218	7,483

				66,361

Shares redeemed	(182,832)

		(1,689,045)	(207,243)

				(1,964,013)

Net change resulting from Class A Share transactions	(148,016)
		$(1,363,504)	85,545
				$702,304

	Six Months Ended 10/31/2004		Period Ended 4/30/2004(b)
	Shares
		Amount	Shares
				Amount

Class B Shares

Shares sold	7,823

		$72,701	35,337

				$327,448
Shares issued to shareholders in payment of distributions declared	127

		1,192	47

				433

Shares redeemed	--

		--	(872)

				(8,313)

Net change resulting from Class B Share transactions	7,950
		$73,893	34,512
				$319,568

	Equity Index Fund (continued)
	Six Months Ended 10/31/2004		Year Ended 4/30/2004
	Shares
		Amount	Shares
				Amount

Institutional I Shares

Shares sold	1,627,091

		$15,109,463	4,123,330

				$37,434,892
Shares issued to shareholders in payment of distributions declared	44,989

		422,642	103,548

				901,601

Shares redeemed	(537,488)

		(4,996,320)	(7,389,983)

				(69,067,136)

Net change resulting from Institutional I Share transactions	1,134,592
		$10,535,785	(3,163,105)
				$(30,730,643)

Net change resulting from share transactions	994,526
		$9,246,174	(3,043,048)
				$(29,708,771)

	Large Cap Stock Fund
	Six Months Ended 10/31/2004		Year Ended 4/30/2004
	Shares
		Amount	Shares
				Amount

Class A Shares

Shares sold	439,583

		$3,917,635	1,916,270

				$16,462,881
Proceeds from shares issued in connection with the tax-free transfer of assets from ARK Blue Chip Equity Portfolio	--

		--	4,698,595

				38,368,359
Proceeds from shares issued in connection with the tax-free transfer of assets from Vision Large Cap Core Fund	--

		--	10,978,163

				89,657,991
Shares issued to shareholders in payment of distributions declared	--

		--	3,872

				32,364
Shares redeemed	(560,699)

		(4,991,452)	(11,054,066)

				(94,387,966)

Net change resulting from Class A Share transactions	(121,116)
		$(1,073,817)	6,542,834
				$50,133,629

Class B Shares

Shares sold	18,444

		$158,402	183,639

				$1,491,057
Proceeds from shares issued in connection with the tax-free transfer of assets from ARK Blue Chip Equity Portfolio	--

		--	1,228,357

				9,698,998
Proceeds from shares issued in connection with the tax-free transfer of assets from Vision Large Cap Core Fund	--

		--	67,335

				531,717
Shares redeemed	(90,867)

		(776,372)	(215,715)

				(1,777,813)

Net change resulting from Class B Share transactions	(72,423)
		$(617,970)	1,263,616
				$9,943,959

Institutional I Shares

Shares sold	2,965,211

		$26,318,407	36,835,854

				$308,204,270
Proceeds from shares issued in connection with the tax-free transfer of assets from ARK Blue Chip Equity Portfolio	--

		--	18,885,722

				153,618,560
Shares issued to shareholders in payment of distributions declared	21,426

		191,438	48,337

				406,433
Shares redeemed	(5,704,567)

		(50,599,963)	(33,316,002)

				(280,012,454)

Net change resulting from Institutional I Share transactions	(2,717,930)
		$(24,090,118)	22,453,911
				$182,216,809

Net change resulting from share transactions	(2,911,469)
		$(25,781,905)	30,260,361
				$242,294,397

	Large Cap Growth Fund
	Six Months Ended 10/31/2004		Year Ended 4/30/2004
	Shares
		Amount	Shares
				Amount

Class A Shares

Shares sold	282,307

		$2,092,662	1,060,898

				$7,638,913
Shares redeemed	(31,930)

		(238,581)	(2,028,451)

				(14,355,758)

Net change resulting from Class A Share transactions	250,377
		$1,854,081	(967,553)
				$(6,716,845)

Class B Shares

Shares sold	9,866

		$69,817	43,703

				$303,830
Shares redeemed	(11,099)

		(79,414)	(37,441)

				(257,319)

Net change resulting from Class B Share transactions	(1,233)
		$(9,597)	6,262
				$46,511

	Six Months Ended 10/31/2004		Period Ended 4/30/2004(a)
	Shares
		Amount	Shares
				Amount

Institutional I Shares

Shares sold	354,870

		$2,628,296	5,410,127

				$40,372,485
Shares redeemed	(961,266)

		(7,150,126)	(780,511)

				(5,893,086)

Net change resulting from Institutional I Share transactions	(606,396)
		$(4,521,830)	4,629,616
				$34,479,399

Net change resulting from share transactions	(357,252)
		$(2,677,346)	3,668,325
				$27,809,065

	Multi Cap Growth Fund
	Six Months Ended 10/31/2004		Year Ended 4/30/2004
	Shares
		Amount	Shares
				Amount

Class A Shares

Shares sold	22,296

		$305,958	82,383

				$1,308,136
Shares redeemed	(167,580)

		(2,315,677)	(333,405)

				(4,774,152)

Net change resulting from Class A Share transactions	(145,284)
		$(2,009,719)	(251,022)
				$(3,466,016)

Class B Shares

Shares sold	11,627

		$154,968	32,441

				$433,494
Shares redeemed	(54,994)

		(729,129)	(72,336)

				(964,951)

Net change resulting from Class B Share transactions	(43,367)
		$(574,161)	(39,895)
				$(531,457)

Institutional I Shares

Shares sold	246,005

		$3,434,497	890,156

				$12,224,771
Shares redeemed	(751,957)

		(10,582,892)	(4,111,967)

				(59,667,907)

Net change resulting from Institutional I Share transactions	(505,952)
		$(7,148,395)	(3,221,811)
				$(47,443,136)

Net change resulting from share transactions	(694,603)
		$(9,732,275)	(3,512,728)
				$(51,440,609)

	Mid Cap Stock Fund
	Six Months Ended 10/31/2004		Year Ended 4/30/2004
	Shares
		Amount	Shares
				Amount

Class A Shares

Shares sold	571,741

		$8,547,769	1,817,336

				$26,379,569
Shares redeemed	(681,577)

		(10,222,178)	(5,855,036)

				(82,626,300)

Net change resulting from Class A Share transactions	(109,836)
		$(1,674,409)	(4,037,700)
				$(56,246,731)

Class B Shares

Shares sold	6,533

		$93,933	29,914

				$413,954
Shares redeemed	(4,583)

		(66,272)	(16,677)

				(242,033)

Net change resulting from Class B Share transactions	1,950
		$27,661	13,237
				$171,921

	Six Months Ended 10/31/2004		Period Ended 4/30/2004(a)
	Shares
		Amount	Shares
				Amount

Institutional I Shares

Shares sold	309,240

		$4,630,775	5,737,496

				$82,107,099
Shares redeemed	(519,992)

		(7,822,234)	(1,040,694)

				(15,761,911)

Net change resulting from Institutional Share transactions	(210,752)
		$(3,191,459)	4,696,802
				$66,345,188

Net change resulting from share transactions	(318,638)
		$(4,838,207)	672,339
				$10,270,378

	Mid Cap Growth Fund
	Six Months Ended 10/31/2004		Year Ended 4/30/2004
	Shares
		Amount	Shares
				Amount

Class A Shares

Shares sold	40,189

		$531,719	89,023

				$1,170,224
Shares redeemed	(76,972)

		(1,025,573)	(74,342)

				(953,077)

Net change resulting from Class A Share transactions	(36,783)
		$(493,854)	14,681
				$217,147

	Six Months Ended 10/31/2004		Period Ended 4/30/2004(a)
	Shares
		Amount	Shares
				Amount

Class B Shares

Shares sold	4,299

		$57,649	9,295

				$125,971
Shares redeemed	(129)

		(1,712)	--

				--

Net change resulting from Class B Share transactions	4,170
		$55,937	9,295
				$125,971

	Mid Cap Growth Fund (continued)
	Six Months Ended 10/31/2004		Year Ended 4/30/2004
	Shares
		Amount	Shares
				Amount

Institutional I Shares

Shares sold	195,478

		$2,612,178	870,121

				$11,085,755
Shares redeemed	(462,271)

		(6,224,683)	(1,408,839)

				(17,943,137)

Net change resulting from Institutional I Share transactions	(266,793)
		$(3,612,505)	(538,718)
				$(6,857,382)

Net change resulting from share transactions	(299,406)
		$(4,050,422)	(514,742)
				$(6,514,264)

	Small Cap Stock Fund
	Six Months Ended 10/31/2004		Year Ended 4/30/2004
	Shares
		Amount	Shares
				Amount

Class A Shares

Shares sold	191,366

		$1,705,531	1,358,596

				$11,301,252
Shares issued to shareholders in payment of distributions declared	--

		--	81,517

				716,535
Shares redeemed	(55,738)

		(507,081)	(15,689,694)

				(147,374,753)

Net change resulting from Class A Share transactions	135,628
		$1,198,450	(14,249,581)
				$(135,356,966)

Class B Shares

Shares sold	4,433

		$39,026	47,591

				$421,570
Shares issued to shareholders in payment of distributions declared	--

		--	8,703

				74,324
Shares redeemed	(4,802)

		(42,123)	(7,120)

				(64,398)

Net change resulting from Class B Share transactions	(369)
		$(3,097)	49,174
				$431,496

	Six Months Ended 10/31/2004		Period Ended 4/30/2004(a)
	Shares
		Amount	Shares
				Amount

Institutional I Shares

Shares sold	2,372,606

		$21,332,200	16,889,633

				$160,793,811
Shares issued to shareholders in payment of distributions declared	--

		--	1,257,198

				11,038,196
Shares redeemed	(2,196,210)

		(20,017,564)	(3,398,299)

				(33,282,295)

Net change resulting from Institutional Share Transactions	176,396
		$1,314,636	14,748,532
				$138,549,712

Net change resulting from share transactions	311,655
		$2,509,989	548,125
				$3,624,242

	Small Cap Growth Fund
	Six Months Ended 10/31/2004		Year Ended 4/30/2004
	Shares
		Amount	Shares
				Amount

Class A Shares

Shares sold	164,593

		$2,780,928	1,134,762

				$18,644,546
Shares redeemed	(426,070)

		(7,131,272)	(1,388,048)

				(23,494,851)

Net change resulting from Class A Share transactions	(261,477)
		$(4,350,344)	(253,286)
				$(4,850,305)

	Small Cap Growth Fund (continued)
	Six Months Ended 10/31/2004		Year Ended 4/30/2004
	Shares
		Amount	Shares
				Amount

Class B Shares

Shares sold	10,592

		$175,545	45,299

				$756,797
Shares redeemed	(4,025)

		(63,875)	(15,223)

				(267,661)

Net change resulting from Class B Share transactions	6,567
		$111,670	30,076
				$489,136

Class C Shares

Shares sold	1,800

		$30,195	42,315

				$748,556
Shares redeemed	(8,891)

		(146,236)	(15,270)

				(261,600)

Net change resulting from Class C Share transactions	(7,091)
		$(116,041)	27,045
				$486,956

Institutional I Shares

Shares sold	1,260,799

		$21,550,856	5,183,003

				$91,638,821
Shares redeemed	(1,529,318)

		(25,908,389)	(3,767,721)

				(66,176,428)

Net change resulting from Institutional I Share Transactions	(268,519)
		$(4,357,533)	1,415,282
				$25,462,393

Net change resulting from share transactions	(530,520)
		$(8,712,248)	1,219,117
				$21,588,180

	International Equity Fund
	Six Months Ended 10/31/2004		Year Ended 4/30/2004
	Shares
		Amount	Shares
				Amount

Class A Shares

Shares sold	122,274

		$1,189,060	1,713,287

				$14,432,630
Proceeds from shares issued in connection with the tax-free transfer of assets from ARK Emerging Markets Equity Portfolio	--

		--	659,621

				5,474,675
Proceeds from shares issued in connection with the tax-free transfer of assets from ARK International Equity Portfolio	--

		--	652,672

				5,417,043
Shares issued to shareholders in payment of distributions declared	--

		--	15,521

				146,982
Shares redeemed	(148,353)

		(1,477,665)	(9,340,913)

				(83,084,954)

Net change resulting from Class A Share transactions	(26,079)
		$(288,605)	(6,299,812)
				$(57,613,624)

	Six Months Ended 10/31/2004		Year Ended 4/30/2004
	Shares
		Amount	Shares
				Amount

Class B Shares

Shares sold	3,965

		$38,778	16,861

				$145,584
Shares issued to shareholders in payment of distributions declared	--

		--	165

				1,548
Shares redeemed	(2,288)

		(22,153)	(1,151)

				(10,361)

Net change resulting from Class B Share transactions	1,677
		$16,625	15,875
				$136,771

	International Equity Fund (continued)
	Six Months Ended 10/31/2004		Period Ended 4/30/2004(a)
	Shares
		Amount	Shares
				Amount

Institutional I Shares

Shares sold	901,370

		$8,829,531	10,242,710

				$92,596,955
Proceeds from shares issued in connection with the tax-free transfer of assets from ARK International Equity Portfolio	--

		--	1,720,935

				14,282,972
Shares issued to shareholders in payment of distributions declared	--

		--	68,729

				646,735
Shares redeemed	(1,822,451)

		(17,651,403)	(1,768,510)

				(17,108,822)

Net change resulting from Institutional I Share transactions	(921,081)
		$(8,821,872)	10,263,864
				$90,417,840

Net change resulting from share transactions	(945,483)
		$(9,093,852)	3,979,927
				$32,940,987

(a) Reflects operations for the period from August 18, 2003 (date of initial public investment) to April 30, 2004.

(b) Reflects operations for the period from August 25, 2003 (date of initial public investment) to April 30, 2004.

4. FEDERAL TAX INFORMATION

For federal income tax purposes, the following amounts apply as of October 31, 2004:

Fund	Cost of Investments	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation/ Depreciation

Short Duration Government Bond Fund	$211,642,347	$ 477,320	$1,451,169	$ (973,849)
Short-Term Corporate Bond Fund	96,958,314	671,992	112,816	559,176
U.S. Government Bond Fund	229,146,091	6,655,866	1,081,726	5,574,140
New York Municipal Bond Fund	78,514,308	4,028,630	199,404	3,829,226
Pennsylvania Municipal Bond Fund	175,438,483	11,362,493	180,261	11,182,232
Maryland Municipal Bond Fund	112,639,439	6,879,258	76,282	6,802,976
Intermediate-Term Bond Fund	339,854,596	5,408,969	1,862,353	3,546,616
Income Fund	232,232,043	4,864,344	466,554	4,397,790
Conservative Growth Fund	9,496,480	344,825	95,992	248,833
Moderate Growth Fund	44,118,263	2,265,689	142,678	2,123,011
Aggressive Growth Fund	19,348,501	1,135,761	137,127	998,634
Balanced Fund	147,924,950	12,926,917	6,011,592	6,915,325
Social Balanced Fund	2,947,002	130,791	122,215	8,576
Equity Income Fund	62,038,786	14,787,056	1,963,028	12,824,028
Large Cap Value Fund	72,015,230	11,807,580	1,772,863	10,034,717
Equity Index Fund	96,669,272	16,847,439	10,827,679	6,019,760
Large Cap Stock Fund	400,399,348	63,580,296	12,206,004	51,374,292
Large Cap Growth Fund	44,899,427	1,329,325	2,784,687	(1,455,362)
Multi Cap Growth Fund	102,844,858	7,702,636	4,553,633	3,149,003
Mid Cap Stock Fund	122,929,938	20,562,020,	2,292,048	18,269,972
Mid Cap Growth Fund	71,728,273	16,745,262	3,083,557	13,661,705
Small Cap Stock Fund	125,510,775	36,238,229	10,338,880	25,899,349
Small Cap Growth Fund	166,251,801	12,584,204	9,337,860	3,246,344
International Equity Fund	94,236,992	21,878,855	1,232,683	20,646,172

At April 30, 2004, the following Funds had capital loss carryforwards which will reduce each Fund's taxable income arising from future net realized gain on investments, if any, to the extent permitted by the Internal Revenue Code and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal tax. Pursuant to the Code, such capital loss carryforward will expire as follows:

	Capital Loss Carryforward to Expire in								Total Capital Loss Carryforward
Fund Name	2005	2006	2007	2008	2009	2010	2011	2012
Short Duration Government Bond Fund	$ --	$ --	$ 67,802	$ 616,878	$ 306,358	$ 245,606	$ 47,343	$ 79,667	$ 1,363,654
Short-Term Corporate Bond Fund	--	--	--	--	411,548	--	1,006,118	--	1,417,666
U.S. Government Bond Fund	--	618,082	1,280,058	4,506,397	--	1,446,091	--	595,734	8,446,362
Pennsylvania Municipal Bond Fund	--	--	62,877	2,662,148	42,360	--	--	--	2,767,385
Intermediate-Term Bond Fund	--	--	--	7,057,677	8,316,537	--	--	--	15,374,214
Income Fund	--	391,551	--	--	--	--	--	--	391,551
Moderate Growth Fund	--	--	--	--	--	--	--	26,922	26,922
Balanced Fund	--	--	--	--	5,940,749	42,513,889	7,270,639	--	55,725,277
Social Balanced Fund	--	--	--	--	208,286	33,579	--	--	241,865
Large Cap Value Fund	--	--	--	--	--	--	4,388,763	--	4,388,763
Equity Index Fund	--	--	--	--	601,767	8,316,976	163,034	--	9,081,777
Large Cap Stock Fund	--	--	--	--	--	37,509,043	23,158,491	--	60,667,534
Large Cap Growth Fund	--	--	--	--	725,317	1,368,709	2,374,253	603,058	5,071,337
Multi Cap Growth Fund	--	--	--	--	--	51,541,021	218,634	--	51,759,655
Mid Cap Growth Fund	--	--	--	--	--	1,474,179	--	--	1,474,179
International Equity Fund	--	--	--	--	1,667,232	1,636,485	8,692,429	--	11,996,146

As a result of the tax-free transfer of assets from acquired funds, certain capital loss carryforwards listed above may be limited.

5. INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Advisory Fee -- MTB Investment Advisors, Inc. (the "Advisor"), receives for its services an annual investment advisor fee based on a percentage of each Fund's average daily net assets (see below). The Advisor may voluntarily choose to waive any portion of its fee and/or reimburse certain operating expenses of the Funds. The Advisor can modify or terminate this voluntary waiver and/or reimbursement at any time at its sole discretion.

Fund Name

Annual Rate

Short Duration Government Bond Fund

0.60%

Short-Term Corporate Bond Fund

0.70%

U.S. Government Bond Fund

0.70%

New York Municipal Bond Fund

0.70%

Pennsylvania Municipal Bond Fund

0.70%

Maryland Municipal Bond Fund

0.70%

Intermediate-Term Bond Fund

0.70%

Income Fund

0.60%

Conservative Growth Fund

0.25%

Moderate Growth Fund

0.25%

Aggressive Growth Fund

0.25%

Balanced Fund

0.65%

Social Balanced Fund

0.70%

Equity Income Fund

0.70%

Large Cap Value Fund

0.70%

Equity Index Fund

0.20%

Large Cap Stock Fund

0.85%

Large Cap Growth Fund

0.85%

Multi Cap Growth Fund

0.70%

Mid Cap Stock Fund

0.85%

Mid Cap Growth Fund

0.85%

Small Cap Stock Fund

0.85%

Small Cap Growth Fund

0.85%

International Equity Fund

1.00%

Sub-Advisory Fee -- Independent Investment LLC (Independence) is the sub-advisor to the Mid Cap Stock Fund, and receives for its services an allocable portion of the advisor fee that the Advisor receives from Mid Cap Stock Fund. Independence's fee is paid by the Advisor and not the Fund. The sub-advisor is paid by the Advisor as follows: 0.40% on the first $500 million average daily net assets and 0.35% on average daily net assets over $500 million.

Prior to July 1, 2004 Montag & Caldwell, Inc. (Montag & Caldwell) was the sub-advisor to the Large Cap Growth Fund, and received for its services an allocable portion of the advisor fee that the Advisor received from Large Cap Growth Fund. Montag & Caldwell's fee was paid by the Advisor and not the Fund. The sub-advisor was paid by the Advisor as follows: 0.50% on the first $50 million average daily net assets; 0.40% on the next $50 million average daily net assets; 0.30% on the next $100 million average daily net assets and 0.20% on average daily net assets over $200 million. Effective July 1, 2004, the Advisor assumed direct management responsibility for the Fund.

LSV Asset Management (LSV) is the sub-advisor of the value component of Small Cap Stock Fund. For its services under the Sub-Advisory Agreement, LSV receives an allocable portion of the advisory fee the Advisor receives from Small Cap Stock Fund. The allocation is based on the amount of securities which LSV manages for the Fund. LSV's fee is paid by the Advisor and not the Fund. LSV is paid by the Advisor as follows: 0.65% on the first $50 million of average daily net assets and 0.55% on average daily net assets over $50 million.

Mazama Capital Management, Inc. (Mazama) is the sub-advisor of the growth component of Small Cap Stock Fund. For its services under the Sub-Advisory Agreement, Mazama receives an allocable portion of the advisory fee that the Advisor receives from Small Cap Stock Fund. The allocation is based on the amount of securities which Mazama manages for the Fund. The fee is paid by the Advisor out of the fees it receives and is not a Fund expense. Mazama is paid by the Advisor as follows: 0.70% of average daily net assets.

UBS Global Asset Management (Americas), Inc. (UBS Global) is the sub-advisor of International Equity Fund, and receives an allocable portion of the advisory fee the Advisor receives from International Equity Fund. The allocation is based on the amount of securities that UBS Global manages for the Fund. The fee is paid by the Advisor out of the fees it receives and is not a Fund expense. UBS Global is paid by the Advisor as follows: 0.40% on the first $50 million of average daily net assets; 0.35% on the next $150 million of average daily net assets and 0.30% on average daily net assets over $200 million.

Administrative Fee -- Federated Services Company (FServ) and M&T Securities, Inc. (M&T Securities) serve as co-administrators to the Trust and provide the Funds with certain administrative personnel and services necessary to operate the Funds. Administrative services were provided for an aggregate annual fee as specified below:

Fees Payable to FServ:

Maximum Fee	Average Aggregate Daily Net Assets of the MTB Group of Funds
0.06%	on the first $2 billion
0.03%	on the next $3 billion
0.02%	on the next $2 billion
0.0125%	on the next $3 billion
0.01%	on assets in excess of $10 billion

Fee Payable to M&T Securities:

Maximum Fee	Average Aggregate Daily Net Assets of the MTB Group of Funds
0.04%	on the first $5 billion
0.03%	on the next $2 billion
0.0175%	on the next $3 billion
0.15%	on assets in excess of $10 billion

FServ and M&T Securities may each voluntarily choose to waive any portion of its fee. FServ and M&T Securities can each modify or terminate its voluntary waiver at any time at its sole discretion.

Transfer and Dividend Disbursing Agent Fees and Expenses -- Prior to July 1, 2004, FServ, through its subsidiary, Federated Shareholder Services Company (FSSC), served as transfer and dividend disbursing agent for the Funds. The fee paid to FSSC was based on the size, type and number of accounts and transactions made by shareholders. The fee paid to FSSC during the reporting period, after voluntary waiver, if applicable, was as follows:

Fund	Amount
Short Duration Government Bond Fund	$ 12,655
Short-Term Corporate Bond Fund	12,512
U.S. Government Bond Fund	20,322
New York Municipal Bond Fund	7,385
Pennsylvania Municipal Bond Fund	10,035
Maryland Municipal Bond Fund	7,674
Intermediate-Term Bond Fund	10,835
Income Fund	13,528
Conservative Growth Fund	6,881
Moderate Growth Fund	13,585
Aggressive Growth Fund	11,396
Balanced Fund	22,229
Social Balanced Fund	1,260
Equity Income Fund	7,052
Large Cap Value Fund	11,029
Equity Index Fund	8,515
Large Cap Stock Fund	14,536
Large Cap Growth Fund	5,170
Multi Cap Growth Fund	$ 20,352
Mid Cap Stock Fund	15,254
Mid Cap Growth Fund	8,671
Small Cap Stock Fund	7,666
Small Cap Growth Fund	54,073
International Equity Fund	38,821

Commencing July 1, 2004, Boston Financial Data Services, Inc. served as transfer and dividend disbursing agent for the Funds.

Distribution Services Fee -- The Trust has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Funds will compensate Edgewood Services, Inc. (Edgewood), the principal distributor, from the daily net assets of the Fund's Class A Shares, Class B Shares, Class C Shares, Class S Shares, Institutional Shares and Institutional II Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Funds may incur distribution expenses according to the following schedule annually, to compensate Edgewood.

Share Class Name	Percentage of Average Daily Net Assets of Class
Class A Shares	0.25%
Class B Shares	0.75%
Class C Shares	0.75%
Class S Shares	0.25%
Institutional Shares	0.25%
Institutional II Shares	0.25%

Edgewood may voluntarily choose to waive any portion of its fee. Edgewood can modify or terminate this voluntary waiver at any time at its sole discretion.

A contingent deferred sales charge (CDSC) is imposed on certain redemptions of Class B Shares. The CDSC varies depending on the number of years from the time of payment for the purchase of Class B Shares until the redemption of such shares. Following the seventh year, Class B Shares automatically convert to Class A Shares.

Sales Charges -- For the six months ended October 31, 2004, Edgewood retained the amounts listed in the chart below for sales charges from the sale of Class A Shares and retained CDSC relating to redemptions of Class A Shares and Class C Shares.

Fund	Sales Charges from Class A Shares	CDSC from Class A Shares	CDSC from Class C Shares
Short Duration Government Bond	$ 1,542	--	--
Short-Term Corporate Bond Fund	$ 26	--	--
U.S. Government Bond Fund	$ 1,147	--	--
New York Municipal Bond Fund	$ 5,045	$ 6,091	--
Pennsylvania Municipal Bond Fund	$ 2,193	$ 29	--
Maryland Municipal Bond Fund	$ 1,874	--	--
Intermediate-Term Bond Fund	$ 303	--	--
Income Fund	$ 455	--	--
Conservative Growth Fund	$ 51	--	--
Moderate Growth Fund	$ 321	--	--
Aggressive Growth Fund	$ 57	--	--
Balanced Fund	$ 4,122	--	--
Equity Income Fund	$ 896	--	--
Large Cap Value Fund	$ 648	--	--
Equity Index Fund	$ 991	--	--
Large Cap Stock Fund	$ 1,446	--	--
Large Cap Growth Fund	$ 515	--	--
Multi Cap Growth Fund	$ 1,213	--	--
Mid Cap Stock Fund	$ 1,752	--	--
Mid Cap Growth Fund	$ 1,162	--	--
Small Cap Stock Fund	$ 801	--	--
Small Cap Growth Fund	$ 2,998	--	1,241
International Equity Fund	$ 356	--	--

See "What Do Shares Cost?" in the Prospectus.

Shareholder Services Fee -- Under the terms of a Shareholder Services Agreement with FServ and M&T Securities, M&T Securities may receive from FServ up to 0.25% of average daily net assets of each Fund's Class A Shares, Class B Shares, Class C Share, Class S Shares, Institutional Shares, Institutional I Shares and Institutional II Shares for the period. The fee paid to M&T Securities is used to finance certain services for shareholders and to maintain shareholder accounts. M&T Securities may voluntarily choose to waive any portion of its fee with respect to the Funds. M&T Securities can modify or terminate this voluntary waiver at any time at its sole discretion.

Other Affiliated Parties and Transactions -- Pursuant to an exemptive order issued by the Securities and Exchange Commission, the Funds may invest in certain affiliated funds which are distributed by an affiliate of the Fund's distributor or have a common adviser. Income distributions earned by the Funds are recorded as income in the accompanying financial statements and are as follows:

Fund

Affiliated Fund Name

Income from Affiliated Issuers
Pennsylvania Municipal Bond Fund

Pennsylvania Municipal Cash Trust

$9,542
Maryland Municipal Bond Fund

Maryland Municipal Cash Trust

$1,101
Conservative Growth Fund

MTB Prime Money Market Fund

$4,347

MTB Short-Term Corporate Bond Fund

$16,012

MTB Short Duration Government Bond Fund

$28,303

MTB Large Cap Value Fund

$3,245

MTB Intermediate-Term Bond Fund

$21,551

MTB U.S. Government Bond Fund

$28,590

Total

$102,048
Moderate Growth Fund

MTB Prime Money Market Fund

$14,468

MTB Short-Term Corporate Bond Fund

$39,316

MTB Short Duration Government Bond Fund

$53,102

MTB Large Cap Value Fund

$16,976

MTB Intermediate-Term Bond Fund

$79,208

MTB U.S. Government Bond Fund

$65,689

Total

$268,759
Aggressive Growth Fund

MTB Prime Money Market Fund

$3,614

MTB Short-Term Corporate Bond Fund

$8,600

MTB Large Cap Value Fund

$10,880

MTB U.S. Government Bond Fund

$12,303

Total

$35,397
Balanced Fund

MTB Prime Money Market Fund

$5,267
Equity Income Fund

MTB Prime Money Market Fund

$2,956
Large Cap Value Fund

MTB Money Market Fund

$3,376

MTB Prime Money Market Fund

$7,760

Total

$11,136
Equity Index Fund

MTB Prime Money Market Fund

$4,840
Large Cap Stock Fund

MTB Prime Money Market Fund

$22,175
Large Cap Growth Fund

MTB Prime Money Market Fund

$2,083
Multi Cap Growth Fund

MTB Money Market Fund

$11,465
Mid Cap Stock Fund

MTB Prime Money Market Fund

$7,392
Mid Cap Growth Fund

MTB Prime Money Market Fund

$4,081
Small Cap Stock Fund

MTB Prime Money Market Fund

$19,013

MTB Money Market Fund

$1,205

Total

$20,218
Small Cap Growth Fund

MTB Prime Money Market Fund

$14,600

MTB Money Market Fund

$1,620

Total

$16,220
International Equity Fund

MTB Prime Money Market Fund

$4,310

General -- Certain of the Officers of the Trust are Officers and Directors or Trustees of the above companies.

6. INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations (and in-kind contributions), for the six months ended October 31, 2004, were as follows:

Fund Name	Purchases	Sales
Short-Term Corporate Bond Fund	$ 56,507,790	$ 70,312,955
Short Duration Government Bond Fund	--	12,160,263
U.S. Government Bond Fund	10,000,189	29,223,490
New York Municipal Bond Fund	17,541,548	20,012,917
Pennsylvania Municipal Bond Fund	16,446,288	33,288,733
Maryland Municipal Bond Fund	2,620,881	6,125,077
Intermediate-Term Bond Fund	115,358,751	68,947,963
Income Fund	57,383,849	38,757,850
Conservative Growth Fund	474,019	--
Moderate Growth Fund	5,497,183	370,895
Aggressive Growth Fund	2,413,389	138,546
Balanced Fund	9,625,545	11,122,095
Social Balanced Fund	920,832	1,363,332
Equity Income Fund	9,228,251	12,985,076
Large Cap Value Fund	26,793,390	35,099,469
Equity Index Fund	33,875,237	25,290,398
Large Cap Stock Fund	50,962,833	72,646,561
Large Cap Growth Fund	39,719,895	42,482,547
Multi Cap Growth Fund	139,275,796	149,730,978
Mid Cap Stock Fund	65,763,208	71,382,770
Mid Cap Growth Fund	19,809,359	23,764,904
Small Cap Stock Fund	29,626,371	25,560,903
Small Cap Growth	380,075,227	391,146,287
International Equity Fund	29,533,241	36,090,069

7. CONCENTRATION OF CREDIT RISK

Since New York Municipal Bond Fund, Pennsylvania Municipal Bond Fund and Maryland Municipal Bond Fund invest a substantial portion of their assets in issuers located in one state, they will be more susceptible to factors adversely affecting issuers of that state than would be a comparable tax-exempt mutual fund that invests nationally. In order to reduce the credit risk associated with such factors, at October 31, 2004, 32.2% for New York Municipal Bond Fund, 58.1% for Pennsylvania Municipal Bond Fund and 22.9% for Maryland Municipal Bond Fund of the total market value of the securities in the portfolio of investments are backed by letters of credit or bond insurance of various financial institutions and financial guaranty assurance agencies. The largest percentage of investments insured by or supported (backed) by a letter of credit from any one institution or agency was 8.7% for New York Municipal Bond Fund, 22.9% for Pennsylvania Municipal Bond Fund and 7.0% for Maryland Municipal Bond Fund of total investments.

International Equity Fund invests in securities of non-U.S. issuers. Although the Fund maintains a diversified investment portfolio, the political or economic developments within a particular country or region may have an adverse effect on the ability of domiciled issuers to meet their obligations. Additionally, political or economic developments may have an effect on the liquidity and volatility of portfolio securities and currency holdings.

At October 31, 2004, the diversification of industries in International Equity Fund was as follows:

Industry	Percentage of Net Assets
Air Freight & Logistics	1.3%
Airlines	0.3%
Auto Componenets	0.5%
Automobiles	3.3%
Beverages	3.8%
Building Materials & Componenets	3.7%
Chemicals	2.0%
Commercial Banks	20.1%
Commercial Services & Supplies	1.8%
Communication Equipment	1.0%
Construction & Engineering	0.8%
Diversified Financials	0.6%
Diversified Telecommunication Services	3.9%
Electric Utilities	1.5%
Electronic Equipment & Instruments	1.2%
Food & Drug Retailing	2.1%
Food Products	2.1%
Gas Utilities	0.4%
Healthcare Equipment & Supplies	0.3%
Household Durables	1.0%
Insurance	3.4%
Internet & Catalog Retailing	0.2%
IT Services	1.0%
Leisure Equipment & Products	0.6%
Machinery	0.7%
Media	4.3%
Multi-Utilities & Unregulated Power	1.3%
Office Electronics	1.8%
Oil & Gas	9.6%
Paper & Forest Products	2.2%
Personal Products	1.3%
Pharmaceuticals	7.8%
Real Estate	1.8%
Semiconductor Equipment & Products	1.3%
Textiles, Apparel & Luxury Goods	0.7%
Tobacco	1.9%
Trading Companies and Distributors	0.7%
Wireless Telecommunication Services	5.4%

8. LINE OF CREDIT

The Funds (except Conservative Growth Fund, Moderate Growth Fund and Aggressive Growth Fund) entered into a $10,000,000 unsecured, committed revolving line of credit (LOC) agreement with State Street Bank & Trust Company. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate of 0.50% per annum over the Federal Funds Rate. The LOC includes a commitment fee of 0.10% per annum on the daily unused portion. The Funds did not utilize the LOC during the six months ended October 31, 2004.

Shares of the MTB Group of Funds are not FDIC insured or otherwise protected by the U.S. government, are not deposits or other obligations of, or guaranteed by, Manufacturers and Traders Trust Company, and are subject to investment risks, including possible loss of the principal amount invested.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Funds' prospectus which contains facts concerning their objectives and policies, management fees, expenses and other information.

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to securities held in the Funds' portfolios is available, without charge and upon request, by calling 1-800-836-2211. A report on Form N-PX of how the Funds voted any such proxies during the most recent 12-month period ended June 30 is available through the Funds' Internet site. Go to www.mtbfunds.com; select "Proxy Voting Record" to access the link to Form N-PX. This information is also available from the Edgar database on the SEC's Internet site at http://www.sec.gov.

QUARTERLY PORTFOLIO SCHEDULE

The Funds file with the SEC a complete schedule of their portfolio holdings, as of the close of the first and third quarters of their fiscal year, on "Form N-Q". These filings are available on the SEC's website at http://www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.)

[Logo of MTB Group of Funds]

Investment Advisor

MTB Investment Advisors, Inc.
100 E. Pratt Street
17th Floor
Baltimore, MD 21202

Distributor

Edgewood Services, Inc.
5800 Corporate Drive
Pittsburgh, PA 15237-5829

Co-Administrator

M&T Securities, Inc.
One M&T Plaza
Buffalo, NY 14203

Co-Administrator

Federated Services Company
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Sub-Advisor to MTB
International Equity Fund

UBS Global Asset Management
UBS Tower
One North Wacker Drive
Chicago, Illinois 60606

Sub-Advisors to
MTB Small Cap Stock Fund

LSV Asset Management
200 West Madison Street
Suite 2780 Chicago, IL 60806

Mazama Capital Management, Inc.
One SW Columbia Street Suite 1500
Portland, OR 97258

Sub-Advisor to MTB Mid Cap Stock Fund

Independence Investment LLC
53 State Street
Boston, MA 02100

Transfer Agent and Dividend
Disbursing Agent

Boston Financial Data Services, Inc.
2 Heritage Drive
North Quincy, MA 02171

Custodian and Fund Accountant

State Street Corporation
P.O. Box 8609
Boston, MA 02266-8609

Independent Auditors

Ernst & Young, LLP
200 Clarendon Street
Boston, MA 02116-5072

We are pleased to send you this Semi-Annual Report of MTB Group of Funds. The Semi-Annual Report contains important information about your investments in MTB Group of Funds.
Since we are required by law to send a Semi-Annual Report to each person listed as a shareholder, you (or your household) may receive more than one Semi-Annual Report.

29880 (12/04)

[Logo of MTB Group of Funds]

1-800-836-2211 / mtbfunds.com

MTB FUNDS
100 EAST PRATT STREET, 15th FLOOR
BALTIMORE, MD 21202

MTB-SAR-006-1204

[Logo of MTB Group of Funds]

Managed by MTB Investment Advisors, Inc.

SEMI-ANNUAL REPORT: October 31, 2004

MTB Fund

U.S. Treasury Money Market Fund

U.S. Government Money Market Fund

Tax-Free Money Market Fund

Money Market Fund

Prime Money Market Fund

New York Tax-Free Money Market Fund

Pennsylvania Tax-Free Money Market Fund

Shareholder Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase or redemption payments; and (2) ongoing costs, including management fees; to the extent applicable, distribution (12b-1) fees and/or shareholder services fees; and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from May 1, 2004 to October 31, 2004.

Actual Expenses

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses attributable to your investment during this period.

Hypothetical Example for Comparison Purposes

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on a Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are provided to enable you to compare the ongoing costs of investing in a Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase or redemption payments. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

	Beginning Account Value 5/1/2004	Ending Account Value 10/31/2004	Expenses Paid During Period[1]
U.S. TREASURY MONEY MARKET FUND
Actual
Class A Shares	$ 1,000	$ 1003.10	$ 3.13
Class S Shares	$ 1,000	$ 1,002.40	$ 3.84
Institutional I Shares	$ 1,000	$ 1,003.80	$ 2.47
Institutional II Shares	$ 1,000	$ 1,003.40	$ 2.83
Hypothetical (assuming a 5% return before expenses)
Class A Shares	$ 1,000	$ 1,022.08	$ 3.16
Class S Shares	$ 1,000	$ 1,021.37	$ 3.87
Institutional I Shares	$ 1,000	$ 1,022.74	$ 2.50
Institutional II Shares	$ 1,000	$ 1,022.38	$ 2.85
U.S. GOVERNMENT MONEY MARKET FUND
Actual
Class A Shares	$ 1,000	$ 1,003.60	$ 3.33
Institutional I Shares	$ 1,000	$ 1,004.70	$ 2.17
Institutional II Shares	$ 1,000	$ 1,004.40	$ 2.48
Hypothetical (assuming a 5% return before expenses)
Class A Shares	$ 1,000	$ 1,021.88	$ 3.36
Institutional I Shares	$ 1,000	$ 1,023.04	$ 2.19
Institutional II Shares	$ 1,000	$ 1,022.74	$ 2.50
TAX-FREE MONEY MARKET FUND
Actual
Class A Shares	$ 1,000	$ 1,003.00	$ 3.13
Institutional I Shares	$ 1,000	$ 1,004.10	$ 1.97
Institutional II Shares	$ 1,000	$ 1,003.80	$ 2.32
Hypothetical (assuming a 5% return before expenses)
Class A Shares	$ 1,000	$ 1,022.08	$ 3.16
Institutional I Shares	$ 1,000	$ 1,023.24	$ 1.99
Institutional II Shares	$ 1,000	$ 1,022.89	$ 2.35
MONEY MARKET FUND
Actual
Class A Shares	$ 1,000	$ 1,003.30	$ 3.53
Class B Shares	$ 1,000	$ 1,001.80	$ 5.05
Class S Shares	$ 1,000	$ 1,002.30	$ 4.59
Institutional Shares	$ 1,000	$ 1,003.80	$ 3.03
Institutional I Shares	$ 1,000	$ 1,004.80	$ 2.07
Institutional II Shares	$ 1,000	$ 1,004.40	$ 2.43
Hypothetical (assuming a 5% return before expenses)
Class A Shares	$ 1,000	$ 1,021.68	$ 3.57
Class B Shares	$ 1,000	$ 1,020.16	$ 5.09
Class S Shares	$ 1,000	$ 1,020.62	$ 4.63
Institutional Shares	$ 1,000	$ 1,022.18	$ 3.06
Institutional I Shares	$ 1,000	$ 1,023.14	$ 2.09
Institutional II Shares	$ 1,000	$ 1,022.79	$ 2.45
PRIME MONEY MARKET FUND
Actual
Institutional Shares	$ 1,000	$ 1,004.80	$ 2.07
Hypothetical (assuming a 5% return before expenses)
Institutional Shares	$ 1,000	$ 1,023.14	$ 2.09
NEW YORK TAX-FREE MONEY MARKET FUND
Actual
Class A Shares	$ 1,000	$ 1,003.10	$ 3.18
Institutional I Shares	$ 1,000	$ 1,003.10	$ 3.18
Hypothetical (assuming a 5% return before expenses)
Class A Shares	$ 1,000	$ 1,022.03	$ 3.21
Institutional I Shares	$ 1,000	$ 1,022.03	$ 3.21
PENNSYLVANIA TAX-FREE MONEY MARKET FUND
Actual
Class A Shares	$ 1,000	$ 1,002.30	$ 3.89
Institutional I Shares	$ 1,000	$ 1,003.20	$ 3.03
Institutional II Shares	$ 1,000	$ 1,003.20	$ 3.03
Hypothetical (assuming a 5% return before expenses)
Class A Shares	$ 1,000	$ 1,021.32	$ 3.92
Institutional I Shares	$ 1,000	$ 1,022.18	$ 3.06
Institutional II Shares	$ 1,000	$ 1,022.18	$ 3.06

(1) Expenses are equal to the Funds' annualized expense ratios, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

The annualized expense ratios are as follows:

U.S. TREASURY MONEY MARKET FUND
Class A Shares	0.62%
Class S Shares	0.76%
Institutional I Shares	0.49%
Institutional II Shares	0.56%
U.S. GOVERNMENT MONEY MARKET FUND
Class A Shares	0.66%
Institutional I Shares	0.43%
Institutional II Shares	0.49%
TAX-FREE MONEY MARKET FUND
Class A Shares	0.62%
Institutional I Shares	0.39%
Institutional II Shares	0.46%
MONEY MARKET FUND
Class A Shares	0.70%
Class B Shares	1.00%
Class S Shares	0.91%
Institutional Shares	0.60%
Institutional I Shares	0.41%
Institutional II Shares	0.48%
PRIME MONEY MARKET FUND
Institutional Shares	0.41%
NEW YORK TAX-FREE MONEY MARKET FUND
Class A Shares	0.63%
Institutional I Shares	0.63%
PENNSYLVANIA TAX-FREE MONEY MARKET FUND
Class A Shares	0.77%
Institutional I Shares	0.60%
Institutional II Shares	0.60%

Portfolio of Investments Summary Table

MTB U.S. Treasury Money Market Fund

At October 31, 2004, the fund's portfolio composition was as follows:

Percentage of Total Investments[1]
U.S. Treasury Securities	100%

TOTAL	100%

(1) Percentages are based on total investments, which may differ from the Fund's total net assets used in computing the percentages in the Portfolio of Investments which follows.

Portfolio of Investments

Description	Principal Amount	Value
U.S. TREASURY -- 100.1%
U.S. TREASURY BILLS
United States Treasury Bills, 1.400% - 1.802%, 11/4/2004 - 2/3/2005	$793,513,000	$791,949,254

TOTAL INVESTMENTS -- 100.1% (AT AMORTIZED COST)		$791,949,254

OTHER ASSETS AND LIABILITIES -- NET -- (0.1)%		$(910,305)

TOTAL NET ASSETS -- 100%		$791,038,949

See Notes to Portfolios of Investments

Portfolio of Investments Summary Table

MTB U.S. Government Money Market Fund

At October 31, 2004, the fund's portfolio composition was as follows:

Percentage of Total Investments[1]
U.S. Government Agency Securities	80.5%

Cash Equivalents[2]	19.5%

TOTAL	100%

(1) Percentages are based on total investments, which may differ from the Fund's total net assets used in computing the percentages in the Portfolio of Investments which follows.

(2) Cash Equivalents includes investments in money market mutual funds and any investments in overnight repurchase agreements.

Portfolio of Investments

Description	Principal Amount	Value
GOVERNMENT AGENCIES -- 80.6%
FEDERAL FARM CREDIT SYSTEM -- 2.8%
[1] Floating Rate Notes, 1.843%, 11/23/2004	$65,000,000	$64,994,705
FEDERAL HOME LOAN BANK -- 12.6%

[2] Discount Notes, 1.700%, 11/8/2004

	100,000,000	99,966,944
[1] Floating Rate Notes, 1.795% - 1.910%, 12/15/2004 -1/5/2005

	195,000,000	194,961,176

TOTAL FEDERAL HOME LOAN BANK		$294,928,120

FEDERAL HOME LOAN MORTGAGE CORPORATION -- 23.9%
[2] Discount Notes, 1.280% - 1.860%, 12/13/2004 - 2/1/2005	325,000,000	323,809,445
[1] Floating Rate Notes, 2.000%, 1/7/2005	235,000,000	235,000,000

TOTAL FEDERAL HOME LOAN MORTGAGE CORPORATION		$558,809,445

FEDERAL NATIONAL MORTGAGE ASSOCIATION -- 41.3%
[2] Discount Notes, 1.305% - 2.000%, 11/15/2004 - 1/26/2005	$377,360,000	$376,553,587
[1] Floating Rate Notes, 1.610% - 1.960%, 11/17/2004 - 1/18/2005	588,750,000	588,565,198

TOTAL FEDERAL NATIOAL MORTGAGE ASSOCIATION		$965,118,785

TOTAL GOVERNMENT AGENCIES		$1,883,851,055

REPURCHASE AGREEMENT -- 19.5%
Repurchase agreement with State Street Corp., 1.750%, dated 10/29/2004, to be repurchased at $455,700,151 on 11/1/2004, collateralized by U.S. Treasury Obligations with various maturities to 11/15/2005, collateral market value $464,796,638	455,678,000	$455,678,000

TOTAL INVESTMENTS -- 100.1% (AT AMORTIZED COST)		$2,339,529,055

OTHER ASSETS AND LIABILITIES -- NET -- (0.1)%		$(964,439)

TOTAL NET ASSETS -- 100%		$2,338,564,616

See Notes to Portfolios of Investments

Portfolio of Investments Summary Table

MTB Tax-Free Money Market Fund

At October 31, 2004, the fund's portfolio composition1 was as follows:

Percentage of Total Investments[2]
Refunding Bonds	42.8%
Cash Flow Management	13.2%
Health, Hospital, Nursing Home Improvements	8.4%
University & College Improvements	7.6%
Other	6.4%
Water Utility Improvements	6.2%
School Improvements	3.7%
Miscellaneous Purposes	3.6%
Utility Improvements	2.9%
General Obligation	2.8%
Industrial Improvements	0.9%
Sewer Improvements	0.5%
Public Improvements	0.4%
Private Primary Schools	0.3%
Economic Improvements	0.2%
Recreational Facility Improvements	0.1%

TOTAL	100%

(1) Portfolio securities have been assigned to the sector classifications and sub-classifications, if any, at the discretion of the Fund's advisor.

(2) Percentages are based on total investments, which may differ from the Fund's total net assets used in computing the percentages in the Portfolio of Investments which follows.

Portfolio of Investments

Description	Principal Amount	Value
SHORT-TERM MUNICIPALS -- 99.9%
ALABAMA -- 1.2%
Mobile, AL, IDB Dock & Wharf, Revenue Bonds Weekly VRDNs (Wachovia Bank N.A. LOC)	$2,260,000	$2,260,000

ALASKA -- 1.0%
Valdez, AK, Marine Terminal, (Series 2003C) Daily VRDNs (BP Pipelines (Alaska) Inc.)/(BP PLC GTD)	1,950,000	1,950,000

CALIFORNIA -- 6.1%
California State, 3.00% RANs, 6/30/2005	5,000,000	5,041,250
Oakland, CA, Joint Powers Financing Authority, Revenue Bonds Weekly VRDNs (FSA INS)/(Dexia Credit Local LIQ)	6,500,000	6,500,000

TOTAL CALIFORNIA		$11,541,250

COLORADO -- 2.8%
Colorado Postsecondary Educational Facilities, Revenue Bonds Weekly VRDNs (Pro Rodeo Hall of Fame)/(J.P. Morgan Chase Bank LOC)	285,000	285,000
Colorado Springs, CO Utility System, Lien -- (Series A), Weekly VRDNs (Dexia Credit Local LIQ)	5,000,000	5,000,000

TOTAL COLORADO		$5,285,000

CONNECTICUT -- 3.7%
Connecticut State, 5.00% Bonds, 3/15/2005	$3,000,000	$3,043,395
West Haven, CT, 2.00% BANs, 1/27/2005	4,000,000	4,008,652

TOTAL CONNECTICUT		$7,052,047

DISTRICT OF COLUMBIA -- 0.8%
District of Columbia, 1.30% CP, Mandatory Tender 11/4/2004	1,500,000	1,500,000

FLORIDA -- 3.5%
Dade County, FL Water & Sewer System Weekly VRDNs (FGIC INS)/(Lloyds TSB Bank PLC LIQ)	3,190,000	3,190,000
Tampa, FL, Occupational License Tax Weekly VRDNs (FGIC INS)/(FGIC Securities Purchase Inc. LIQ)	3,500,000	3,500,000

TOTAL FLORIDA		$6,690,000

GEORGIA -- 0.8%
De Kalb County, GA, Multi-Family Housing Authority, Winterscreek Apts Weekly VRDNs (FNMA COL)	1,600,000	1,600,000

ILLINOIS -- 0.5%
Chicago, IL, Park District, 3.00% Bonds, 5/2/2005	1,000,000	1,007,140

INDIANA -- 6.4%
Columbus Industrial Revenue, Quinco Consulting Center Weekly VRDNs (Fifth Third Bank LOC)	$300,000	$300,000
Elkhart County, IN, Hubbard Hill Estates Weekly VRDNs (Fifth Third Bank LOC)	3,640,000	3,640,000
Indiana State Educational Faciilities Authority, St Josephs Weekly VRDNs (Fifth Third Bank LOC)	4,300,000	4,300,000
Indianapolis, IN, Local Public Improvement Bond Bank, 1.50% CP, Mandatory Tender 1/18/2005	4,000,000	4,000,000

TOTAL INDIANA		$12,240,000

KANSAS -- 2.1%
Wichita, KS, (Series 211), 3.00% Bonds, 2/17/2005	4,000,000	4,020,389

MARYLAND -- 8.4%
Gaithersburg, MD, Economic Developement Weekly VRDNs (MBIA Insurance Corp., INS)/(Bank of America N.A. LIQ)	5,635,000	5,635,000
Howard County, MD, 1.21% CP, Mandatory Tender 1/12/2005	2,500,000	2,500,000
Maryland State Community Development Administration, (Series 2003D), 1.17% TOBs, Mandatory Tender 12/21/2004	3,000,000	3,000,000
Maryland State Health & Higher Educational Facilities Authority Weekly VRDNs (Bank of America N.A. LOC)	1,418,000	1,418,000
Maryland State Health & Higher Educational Facilities Authority, (Series 1998A), Weekly VRDNs (Charlestown Community)/(Wachovia Bank N.A. LOC)	3,445,000	3,445,000

TOTAL MARYLAND		$15,998,000

MASSACHUSETTS -- 1.1%
Massachusetts HEFA, Revenue Bonds Daily VRDNs (MBIA Insurance Corp., INS)/(State Street Bank & Trust Co. LIQ)	2,100,000	2,100,000

MICHIGAN -- 3.9%
Detroit, MI Water Supply System, (Series C), Weekly VRDNs (FGIC INS)/(FGIC Securities Purchase Inc. LIQ)	7,390,000	7,390,000

MISSISSIPPI -- 0.3%
Jackson County, MS, Port Facility Daily VRDNs (Chevron U.S.A., Inc.)	600,000	600,000

MONTANA -- 0.5%
Montana State Health Facilities Authority, Revenue Bond Weekly VRDNs (FGIC INS)/(Wells Fargo Bank LIQ)	1,000,000	1,000,000

NEW HAMPSHIRE -- 1.6%
Strafford County, NH, Tax Anticipation note, 2.25% TANs, 12/30/2004	3,000,000	3,003,590

NEW JERSEY -- 1.3%
New Jersey State, GO Unlimited Weekly VRDNs (Chase Manhattan Bank (USA) N.A., Wilmington LOC)	2,400,000	2,400,000

NEW YORK -- 9.3%
New York City, NY, Municipal Water Finance Authority, (Series 2003 C-2), Weekly VRDNs (Bank of Nova Scotia, Toronto and Toronto Dominion Bank LIQs)	$5,900,000	$5,900,000
New York City, NY, (1994 Series A-10) Daily VRDNs (J.P. Morgan Chase Bank LOC)	200,000	200,000
New York State Dormitory Authority, Mental Health Services (2003 Sub Series F-2B), Weekly VRDNs (New York State)/(FSA INS)/(Dexia Credit Local LIQ)	7,500,000	7,500,000
Pittsford, NY, CSD, (Series 2003), 2.00% BANs, 12/17/2004	4,000,000	4,004,221

TOTAL NEW YORK		$17,604,221

NORTH CAROLINA -- 9.1%
Charlotte, NC, Airport, Refunding Revenue Bonds (Series 1993A), Weekly VRDNs (MBIA Insurance Corp. INS)/(J.P. Morgan Chase Bank LIQ)	7,025,000	7,025,000
Durham, NC, Water & Sewer Utility System, Refunding Revenue Bonds Weekly VRDNs (Wachovia Bank N.A. LIQ)	2,000,000	2,000,000
Greensboro, NC, CTFS Partners, (Series B), Weekly VRDNs (Wachovia Bank N.A. LIQ)	1,000,000	1,000,000
North Carolina Capital Facilities Finance Agency, Refunding Revenue Bonds Weekly VRDNs (Wachovia Bank N.A. LOC)	4,000,000	4,000,000
Wake County, NC, (Series A), 2.00% TOBs (Landesbank Hessen-Thueringen, Frankfurt LIQ), Mandatory Tender 4/1/2005	3,200,000	3,211,401

TOTAL NORTH CAROLINA		$17,236,401

OHIO -- 0.9%
Wood County, OH, EDA, Revenue Bonds Weekly VRDNs (Northwest, OH Carpenters)/(Fifth Third Bank, Cincinnati LOC)	1,645,000	1,645,000

OREGON -- 2.6%
Oregon State Housing and Community Services Department, (Series D), 1.16% TOBs, Mandatory Tender 5/5/2005	1,000,000	1,000,000
Oregon State, (2003 Series A), 2.25% TANs, 11/15/2004	4,000,000	4,001,786

TOTAL OREGON		$5,001,786

PENNSYLVANIA -- 23.4%
Allegheny County, PA ,Higher Education Building Authority, (Series 1998) Daily VRDNs (Carnegie Mellon University)/(Landesbank Hessen-Thueringen, Frankfurt LIQ)	4,000,000	4,000,000
Allegheny County, PA, IDA, Weekly VRDNs (Western PA Humane Society)/(National City Bank, Pennsylvania LOC)	800,000	800,000
Beaver County, PA, IDA, Refunding Revenue Bond Weekly VRDNs (BP PLC)	2,000,000	2,000,000
Bucks County, PA, IDA, Revenue Bonds Weekly VRDNs (Christian Life Center)/(Wachovia Bank N.A. LOC)	700,000	700,000
Delaware Valley, PA, Regional Finance Authority Weekly VRDNs (Toronto Dominion Bank LOC)	$6,100,000	$6,100,000
Emmaus, PA, General Authority, (Series A), Weekly VRDNs (FSA INS)/(Wachovia Bank N.A. LIQ)	2,600,000	2,600,000
Emmaus, PA, General Authority, (Series E), Weekly VRDNs (Goldman Sachs & Co. LOC)	1,200,000	1,200,000
Erie County, PA ,Hospital Authority, (Series 1998B) Daily VRDNs (Hamot Health Foundation)/(AMBAC INS)/(National City Bank PA LIQ)	1,655,000	1,655,000
Lancaster County, PA, Hospital Authority, Refunding Revenue Bonds Weekly VRDNs (AMBAC LOC)/(PNC Bank N.A. LIQ)	2,340,000	2,340,000
Lehigh County, PA, IDA, Weekly VRDNs (Wachovia Bank N.A. LOC)	845,000	845,000
Pennsylvania EDFA, Revenue Bonds Weekly VRDNs (Glade Run Luthern Services)/(PNC Bank, N.A. LOC)	475,000	475,000
Pennsylvania State Higher Education Facilities Authority, (Series I-4), Weekly VRDNs (Messiah College)/(PNC Bank, N.A. LOC)	2,600,000	2,600,000
Pennsylvania State University, (Series A), Weekly VRDNs (J.P. Morgan Chase Bank LIQ)	3,860,000	3,860,000
Philadelphia, PA, Authority for Industrial Development Daily VRDNs (Newcourtland Elder Services)/(PNC Bank, N.A. LOC)	3,000,000	3,000,000
Philadelphia, PA, Gas Works, (Series A-2), Weekly VRDNs (Bank of Nova Scotia and J.P. Morgan Chase Bank LOCs)	5,500,000	5,500,000
Philadelphia, PA, Water & Wastewater System, (Series B), Weekly VRDNs (AMBAC INS)/(KBC Bank N.V. LIQ)	6,500,000	6,500,000
Schuylkill County, PA, (GO UT) Weekly VRDNs (AMBAC INS)/(Wachovia Bank N.A. LIQ)	320,000	320,000

TOTAL PENNSYLVANIA		$44,495,000

SOUTH CAROLINA -- 0.6%
Berkeley County, SC, Pollution Control Facilities, Refunding Revenue Bond Daily VRDNs (BP PLC)	700,000	700,000
South Carolina Jobs-EDA, Refunding Revenue Bonds Weekly VRDNs (Bank of America LOC)	500,000	500,000

TOTAL SOUTH CAROLINA		$1,200,000

TENNESSEE -- 0.8%
Shelby County, TN, (Series B), 4.50% Bonds, 11/1/2004	$1,500,000	$1,500,000

TEXAS -- 4.0%
Port Arthur Navigation District, TX, IDC, Refunding Revenue Bonds Daily VRDNs (Chevron U.S.A. Inc.)	2,500,000	2,500,000
Texas State, (Series 2004), 3.00% TRANs, 8/31/2005	5,000,000	5,059,230

TOTAL TEXAS		$7,559,230

UTAH -- 1.0%
Emery County, UT, PCRB (Series 1991), Weekly VRDNs (Pacificorp)/(BNP Paribas LOC)	1,800,000	1,800,000

VERMONT -- 2.2%
Vermont Educational and Health Buildings Financing Agency, VHA New England (Series C), Weekly VRDNs (AMBAC INS)	1,000,000	1,000,000
Vermont Educational and Health Buildings Financing Agency, VHA New England (Series E), Weekly VRDNs (AMBAC INS)	3,100,000	3,100,000

TOTAL VERMONT		$4,100,000

TOTAL INVESTMENTS -- 99.9% (AT AMORTIZED COST)		$189,779,054

OTHER ASSETS AND LIABILITIES -- NET -- 0.1%		$104,255

TOTAL NET ASSETS -- 100%		$189,883,309

See Notes to Portfolios of Investments

Portfolio of Investments Summary Table

MTB Money Market Fund

At October 31, 2004, the fund's portfolio composition was as follows:

Percentage of Total Investments[1]
Commercial Paper	48.4%
U.S. Government Agency Securities	31.1%
Notes-Variable	15.0%
Cash Equivalents[2]	5.5%

TOTAL	100%

(1) Percentages are based on total investments, which may differ from the Fund's total net assets used in computing the percentages in the Portfolio of Investments which follows.

(2) Cash Equivalents includes investments in money market mutual funds and any investments in overnight repurchase agreements.

Portfolio of Investments

Description	Principal Amount	Value
[2] COMMERCIAL PAPER -- 50.3%
ASSET BACKED -- 7.2%
Apreco, Inc., 1.893%, 11/30/2004	$45,000,000	$44,931,488
Cafco LLC, 1.804%, 11/24/2004	88,000,000	87,898,800

TOTAL		$132,830,288

CHEMICALS -- 3.6%
Du Pont (E.I.) de Nemours & Co., 1.906%, 12/28/2004	66,000,000	65,801,450

COMMERCIAL BANKS -- 9.2%
Citicorp, 1.738%, 12/3/2004	82,000,000	81,873,902
Wells Fargo & Co., 1.897%, 12/27/2004	88,000,000	87,741,280

TOTAL		$169,615,182

COMPUTERS & PERIPHERALS -- 2.4%
IBM Corp., 1.565%, 11/5/2004	45,000,000	44,992,200

CONSUMER FINANCE -- 7.1%
American General Finance Corp., 1.068%, 11/8/2004	67,000,000	66,986,191
Household Finance Corp., 1.843%, 1/10/2005	65,000,000	64,768,708

TOTAL		$131,754,899

DIVERSIFIED -- 4.9%
General Electric Capital Services, 1.702%, 12/10/2004	90,000,000	89,835,225

FOOD & BEVERAGE -- 4.1%
Nestle Capital Corp., 1.556%, 11/1/2004	75,000,000	75,000,000

FOOD & STAPLES RETAILING -- 4.0%
Wal-Mart Stores, Inc., 1.845%, 12/7/2004	75,000,000	74,862,000

INSURANCE -- 7.8%
AIG Funding, Inc., 1.775%, 11/19/2004	$70,000,000	$69,938,050
Prudential Funding Corp., 1.637%, 11/15/2004	75,000,000	74,952,458

TOTAL		$144,890,508

TOTAL COMMERCIAL PAPER		$929,581,752

GOVERNMENT AGENCIES -- 32.3%
DIVERSIFIED FINANCIAL SERVICES -- 4.9%
Federal Home Loan Bank System, 1.795%, 3/15/2005	90,000,000	89,999,401

THRIFTS & MORTGAGE FINANCE -- 27.4%
Federal Home Loan Mortgage Corp., 1.720%, 12/29/2004	85,000,000	84,764,456
Federal Home Loan Mortgage Corp., 2.000%, 10/7/2005	100,000,000	100,000,000
FNMA, 1.200%, 12/14/2004	90,000,000	89,871,000
FNMA, 1.726%, 1/9/2006	88,000,000	87,940,866
FNMA, 1.750%, 9/15/2005	75,000,000	74,972,105
FNMA, 1.845%, 12/22/2004	70,000,000	69,817,038

TOTAL		$507,365,465

TOTAL GOVERNMENT AGENCIES		$597,364,866

1NOTES -- VARIABLE -- 15.5%
ASSET BACKED -- 0.0%
Bob Sumerel Tire Co., Inc., 1.960%, 11/4/2004	$155,000	$155,000

DIVERSIFIED FINANCIAL SERVICES -- 9.3%
CIT Group, Inc., 1.870%, 12/1/2004	72,900,000	72,900,000
Capital One Funding Corp., Series 1996-H, (Bank One N.A. (Columbus) LOC), 1.870%, 11/4/2004	596,000	596,000
Societe Generale, New York, 1.900%, 11/30/2004	99,800,000	99,797,922

TOTAL		$173,293,922

PERSONAL CREDIT -- 2.4%
American Express Credit Corp., Series MTN, 1.868%, 11/9/2004	44,000,000	44,011,821

PHARMACEUTICALS -- 3.8%
Pfizer, Inc., 2.12%, 11/3/2004	70,000,000	70,000,000

TOTAL NOTES -- VARIABLE		$287,460,743

REPURCHASE AGREEMENT -- 5.7%
Repurchase agreement with State Street Corp., 1.750%, dated 10/29/2004 to be repurchased at $106,299,500 on 11/1/2004, collateralized by a U.S. Treasury Obligation with maturity of 5/15/2005, collateral market value $108,411,800	$106,284,000	$106,284,000

TOTAL INVESTMENTS -- 103.8% (AT AMORTIZED COST)		$1,920,691,361

OTHER ASSETS AND LIABILITIES -- NET -- (3.8)%		$(70,815,234)

TOTAL NET ASSETS -- 100%		$1,849,876,127

See Notes to Portfolios of Investments

Portfolio of Investments Summary Table

MTB Prime Money Market Fund

At October 31, 2004, the fund's portfolio composition was as follows:

Percentage of Total Investments[1]
Commercial Paper	45.7%
U.S. Government Agency Securities	29.4%
Notes--Variable	13.7%
Cash Equivalents[2]	11.2%

TOTAL	100%

(1) Percentages are based on total investments, which may differ from the Fund's total net assets used in computing the percentages in the Portfolio of Investments which follows.

(2) Cash Equivalents includes investments in money market mutual funds and any investments in overnight repurchase agreements.

Portfolio of Investments

Description	Principal Amount	Value
[2] COMMERCIAL PAPER -- 47.4%
ASSET BACKED -- 6.0%
Apreco, Inc., 1.890%, 11/30/2004	$5,000,000	$4,992,387
Cafco LLC, 1.800%, 11/24/2004	12,000,000	11,986,200

TOTAL ASSET BACKED		$16,978,587

CHEMICALS -- 3.2%
Du Pont (E.I.) de Nemours & Co., 1.900%, 12/28/2004	9,100,000	9,072,624

COMMERCIAL BANKS -- 8.9%
Citicorp, 1.730%, 12/3/2004	13,000,000	12,980,009
Wells Fargo & Co., 1.890%, 12/27/2004	12,000,000	11,964,720

TOTAL COMMERCIAL BANKS		$24,944,729

COMPUTERS & PERIPHERALS -- 2.5%
IBM Corp., 1.560%, 11/5/2004	7,000,000	6,998,787

CONSUMER FINANCE -- 6.4%
American General Finance Corp., 1.060%, 11/8/2004	8,000,000	7,998,351
Household Finance Corp., 1.830%, 1/10/2005	10,000,000	9,964,417

TOTAL CONSUMER FINANCE		$17,962,768

DIVERSIFIED -- 4.8%
General Electric Capital Services, 1.690%, 12/10/2004	13,500,000	13,475,284

FOOD AND BEVERAGE -- 4.7%
Nestle Capital Corp., 1.550%, 11/1/2004	13,000,000	13,000,000

FOOD & STAPLES RETAILING -- 3.5%
Wal-Mart Stores, Inc., 1.840%, 12/7/2004	10,000,000	9,981,600

INSURANCE -- 7.4%
AIG Funding, Inc., 1.770%, 11/19/2004	11,000,000	10,990,265
Prudential Funding Corp., 1.630%, 11/15/2004	$10,000,000	$9,993,661

TOTAL INSURANCE		$20,983,926

TOTAL COMMERCIAL PAPER		$133,398,305

GOVERNMENT AGENCIES -- 30.5%
FEDERAL HOME LOAN BANK SYSTEM -- 5.3%
1.795%, 3/15/2005	15,000,000	14,999,900

FEDERAL HOME LOAN MORTGAGE CORPORATION -- 8.9%
1.720%, 12/29/2004	10,000,000	9,972,289
2.000%, 10/7/2005	15,000,000	15,000,000

TOTAL FEDERAL HOME LOAN MORTGAGE CORPORATION		$24,972,289

FEDERAL NATIONAL MORTGAGE ASSOCIATION -- 16.3%
1.200%, 12/14/2004	12,000,000	11,982,800
1.845%, 12/22/2004	11,000,000	10,971,249
1.750%, 9/15/2005	11,000,000	10,995,909
1.726%, 1/9/2006	12,000,000	11,991,936

TOTAL FEDERAL NATIONAL MORTGAGE ASSOCIATION		$45,941,894

TOTAL GOVERNMENT AGENCIES		$85,914,083

1NOTES -- VARIABLE -- 14.2%
DIVERSIFIED FINANCIAL SERVICES -- 8.5%
CIT Group, Inc., 1.870%, 12/1/2004	12,000,000	12,000,000
Societe Generale, New York, 1.900%, 11/30/2004	12,000,000	11,999,750

TOTAL DIVERSIFIED FINANCIAL SERVICES		$23,999,750

PERSONAL CREDIT -- 2.1%
American Express Credit Corp., (Series MTN), 1.868%, 11/9/2004	$6,000,000	$6,001,612

PHARMACEUTICALS -- 3.6%
Pfizer, Inc., 1.000%, 11/3/2004	10,000,000	10,000,000

TOTAL NOTES -- VARIABLE		$40,001,362

REPURCHASE AGREEMENT -- 11.5%
Repurchase agreement with State Street Corp., 1.750%, dated 10/29/2004 to be repurchased at $32,544,745 on 11/1/2004, collateralized by a U.S. Treasury Obligation with maturity of 5/15/2005, collateral market value $33,195,575 (at amortized cost)	$32,540,000	$32,540,000

TOTAL INVESTMENTS -- 103.6% (AT AMORTIZED COST)		$291,853,750

OTHER ASSETS AND LIABILITIES -- NET -- (3.6)%		$(10,158,670)

TOTAL NET ASSETS -- 100%		$281,695,080

See Notes to Portfolio of Investments

Portfolio of Investments Summary Table

MTB New York Tax-Free Money Market Fund

At October 31, 2004, the fund's portfolio composition1 was as follows:

Percentage of Total Investments[2]
Refunding Bonds	17.3%
Health, Hospital, Nursing Home Improvements	16.4%
Cash Flow Management	11.1%
Other	10.9%
Local Multi-Family Housing	9.5%
Industrial Improvements	5.8%
Retirement Facilities	5.6%
Public Improvements	5.5%
Miscellaneous Purposes	4.3%
Housing	3.3%
Highway Improvements	3.2%
School Improvements	2.2%
University & College Improvements	2.0%
Nursing Homes	1.7%
Sewer Improvements	0.6%
Correctional Facilities Improvements	0.6%

TOTAL	100%

(1) Portfolio securities have been assigned to the sector classifications and sub-classifications, if any, at the discretion of the Fund's advisor.

(2) Percentages are based on total investments, which may differ from the Fund's total net assets used in computing the percentages in the Portfolio of Investments which follows.

Portfolio of Investments

Description	Principal Amount	Value
[3] SHORT-TERM MUNICIPALS -- 99.8%
NEW YORK -- 99.8%
Albany, NY IDA, (Series 2001C: Empire Commons North) Weekly VRDNs (University at Albany Foundation Student Housing Corp.)/(AMBAC INS)/(Key Bank, N.A. LIQ)	$1,580,000	$1,580,000
Albany, NY, (GO UT), 3.00% BANs, 6/9/2005	480,000	483,697
Albany, NY, (GO UT), 3.00% BANs, 6/9/2005	1,230,000	1,239,475
Averill Park, NY, CSD, (Series A), 4.25% Bonds (FSA INS), 6/15/2005	1,110,000	1,127,285
Chautauqua County, NY, IDA, IDRBs, Weekly VRDNs (Belknap Business Forms)/(Key Bank, N.A. LOC)	1,350,000	1,350,000
Clarence, NY, CSD, 3.00% BANs, 6/30/2005	3,000,000	3,026,298
Clinton County, NY, IDA, (Series 2002A), Weekly VRDNs (Champlain Valley Physicians Hospital Medical Center)/(Radian Asset Assurance INS)/(Key Bank, N.A. LIQ)	7,750,000	7,750,000
Connetquot, NY, CSD, 2.00% BANs, 1/27/2005	5,000,000	5,010,569
Dutchess County, NY, IDA, (Series 1998-A), Weekly VRDNs (Marist College)/(Bank of New York LOC)	1,790,000	1,790,000
Erie County, NY, IDA, (Series 1998), Weekly VRDNs (B & G Properties LLC)/(HSBC Bank USA LOC)	$1,120,000	$1,120,000
Erie County, NY, IDA, (Series 2002: Civic Facility Revenue Bonds), Weekly VRDNs (People, Inc.)/(Key Bank, N.A. LOC)	1,615,000	1,615,000
Herkimer County, NY, IDA, Civic Facility Revenue Bonds, (Series 2000), Weekly VRDNs, (Templeton Foundation)/(Key Bank, N.A. LOC)	2,400,000	2,400,000
Marlboro, NY, CSD, 2.25% BANs (State Aid Withholding LOC), 12/21/2004	3,000,000	3,002,833
Metropolitan Transportation Authority, NY, (Series 2002D-1), Weekly VRDNs (FSA INS)/(Westdeutsche Landesbank AG (Guaranteed) LIQ)	3,500,000	3,500,000
Metropolitan Transportation Authority, NY, (Series 2002D-2), Weekly VRDNs (FSA INS)/(Dexia Credit Local LIQ)	4,505,000	4,505,000
New York City, NY, Housing Development Corp., (Series 2003A: 2 Gold Street), Weekly VRDNs (2 Gold LLC)/(Fleet National Bank LOC)	10,800,000	10,800,000
New York City, NY, Housing Development Corp., (Series A), Weekly VRDNs (FNMA COL)	$5,500,000	$5,500,000
New York City, NY, IDA, (Series 2000), Weekly VRDNs, (National Center on Addiction and Substance Abuse at Columbia University)/(J.P. Morgan Chase Bank LOC)	3,600,000	3,600,000
New York City, NY, IDA, Revenue Bonds, Weekly VRDNs (Children's Oncology Society)/(Bank of New York LOC)	1,900,000	1,900,000
New York City, NY, Municipal Water Finance Authority, Daily VRDNs, (FGIC INS)/(FGIC Securities Purchase, Inc. LIQ)	1,100,000	1,100,000
New York City, NY, Municipal Water Finance Authority, (Series 2001 F-2), Weekly VRDNs (J.P. Morgan Chase Bank LIQ)	1,100,000	1,100,000
New York City, NY, Municipal Water Finance Authority, (Series 5), 1.20% CP (Bayerische Landesbank Girozentrale, Landesbank Hessen-Thueringen, Frankfurt and WestLB AG (Guaranteed) LOCs), Mandatory Tender 11/3/2004	3,000,000	3,000,000
New York City, NY, Transitional Finance Authority, (1999 Subseries A-2), Weekly VRDNs (Bank of Nova Scotia, Toronto LIQ)	1,500,000	1,500,000
New York City, NY, Transitional Finance Authority, (Series E), 2.00% Bonds, 2/1/2005	5,190,000	5,198,721
New York City, NY, (Series 1994 A-4), Daily VRDNs (Landesbank Baden-Wuerttemberg LOC)	1,300,000	1,300,000
New York City, NY, (Series 1994E-4), Daily VRDNs (State Street Bank and Trust Co. LOC)	1,200,000	1,200,000
New York City, NY, (Series 1994H-4), Weekly VRDNs (AMBAC INS)/(KBC Bank N.V. LIQ)	1,200,000	1,200,000
New York City, NY, (Series 1995F-4), Weekly VRDNs (Landesbank Hessen-Thueringen, Frankfurt LOC)	1,475,000	1,475,000
New York City, NY, (Series A-6), Weekly VRDNs, (Landesbank Baden-Wuerttemberg LOC)	4,000,000	4,000,000
New York State Dormitory Authority, (Series 2000), Weekly VRDNs (Glen Eddy, Inc.)/(Fleet National Bank LOC)	2,985,000	2,985,000
New York State Dormitory Authority, (Series 2003), Weekly VRDNs, (Teresian House Housing Corp.)/(Lloyds TSB Bank PLC, London LOC)	9,500,000	9,500,000
New York State Dormitory Authority, (Series F-1), 2.00% Bonds, 2/15/2005	3,800,000	3,808,698
New York State Dormitory Authority, Mental Health Services, (2003 Subseries D-2D), Weekly VRDNs, (New York State)/(AMBAC INS)/(Landesbank Baden-Wuerttemberg LIQ)	5,460,000	5,460,000
New York State HFA, Weekly VRDNs, (Special Surgery Hospital)/(J.P. Morgan Chase Bank LOC)	4,500,000	4,500,000
New York State HFA, Revenue Bonds, Weekly VRDNs, (Normandie Corp.)/(Landesbank Hessen-Thueringen, Frankfurt LOC)	5,700,000	5,700,000
New York State HFA, Service Contract Revenue Bonds, (Series 2003B), Weekly VRDNs, (BNP Paribas SA LOC)	4,200,000	4,200,000
New York State Local Government Assistance Corp., (Series 1993A), Weekly VRDNs, (Bayerische Landesbank Girozentrale and WestLB AG (Guaranteed) LOCs)	5,055,000	5,055,000
New York State Local Government Assistance Corp., (Series 1995B), Weekly VRDNs (Bank of Nova Scotia, Toronto LOC)	$2,200,000	$2,200,000
New York State Thruway Authority Service Contract, Refunding Revenue Bonds, 5.90% Bonds (AMBAC INS), 4/1/2005 (@102)	3,000,000	3,119,421
New York State Thruway Authority Service Contract, Refunding Revenue Bonds, 6.00% Bonds, 4/1/2005	2,240,000	2,283,358
New York State Urban Development Corp., (Series B), 5.00% Bonds, 1/1/2005	1,000,000	1,006,426
Onondaga County, NY, IDA, (Series 1999A), Weekly VRDNs, (Christian Brothers Academy of Syracuse, NY)/(Key Bank, N.A. LOC)	2,693,000	2,693,000
Ontario County, NY, IDA, (Series 2003A), Weekly VRDNs (Frederick Ferris Thompson Hospital)/(Key Bank, N.A. LOC)	3,800,000	3,800,000
Orange County, NY, IDA, (Series 2002), Weekly VRDNs, (Horton Medical Center)/(FSA INS)/(Fleet National Bank LIQ)	1,145,000	1,145,000
Pittsford, NY, CSD, 3.00% BANs, 10/14/2005	2,655,000	2,684,739
Port Authority of New York and New Jersey, Equipment Note Agreement, (Series 2002-2), Weekly VRDNs	4,000,000	4,000,000
Riverhead, NY, IDA, IDRB, (Series 1998), Weekly VRDNs, (Altaire Pharmaceuticals, Inc.)/(Mellon Bank NA, Pittsburgh LOC)	1,500,000	1,500,000
Schalmont, NY, CSD, 2.00% BANs, 6/16/2005	5,000,000	5,000,000
Seneca County, NY, IDA, (Series 2000), Weekly VRDNs, (Kidspeace National Centers of New York, Inc.)/(Key Bank, N.A. LOC)	2,175,000	2,175,000
Suffolk County, NY, IDA, (Series 1997B), Weekly VRDNs, (Maryhaven Center of Hope)/(Key Bank, N.A. LOC)	2,555,000	2,555,000
Tompkins County, NY, IDA, (Series 2001-A), Weekly VRDNs, (Tompkins Cortland Community College Foundation, Inc.)/(HSBC Bank USA LOC)	3,125,000	3,125,000
Triborough Bridge & Tunnel Authority, NY, (Series 2001C), Weekly VRDNs, (AMBAC INS)/(Bayerische Landesbank LIQ)	2,000,000	2,000,000
Triborough Bridge & Tunnel Authority, NY, Subordinate Revenue Bonds, (Series 2000A), Weekly VRDNs (FSA INS)/(J.P. Morgan Chase Bank LIQ)	1,345,000	1,345,000
Triborough Bridge & Tunnel Authority, NY, Subordinate Revenue Bonds, (Series 2000D), Weekly VRDNs (FSA INS)/(Lloyds TSB Bank PLC, London LIQ)	5,000,000	5,000,000
Yonkers, NY IDA, Civic Facility Revenue Bonds, (Series 1994), Weekly VRDNs, (Consumers Union of United States, Inc.)/(AMBAC INS)/(Bank of New York LIQ)	1,539,355	1,539,355

TOTAL INVESTMENTS -- 99.8% (AT AMORTIZED COST)		$170,753,875

OTHER ASSETS AND LIABILITIES -- NET -- 0.2%		$308,246

TOTAL NET ASSETS -- 100%		$171,062,121

See Notes to Portfolios of Investments

Portfolio of Investments Summary Table

MTB Pennsylvania Tax-Free Money Market Fund

At October 31, 2004, the fund's portfolio composition1 was as follows:

Percentage of Total Investments[2]
Refunding Bonds	37.5%
Other	11.6%
University & College Improvements	8.6%
Miscellaneous Purposes	7.4%
School Improvements	5.8%
Industrial Improvements	5.8%
Water Utility Improvements	4.6%
Public Improvements	4.1%
Health, Hospital, Nursing Home Improvements	3.8%
Highway Improvements	3.5%
Gas Utility Improvements	2.3%
Resource Recovery Improvements	2.3%
Recreational Facility Improvements	2.3%
Economic Improvements	0.4%

TOTAL	100%

(1) Portfolio securities have been assigned to the sector classifications and sub-classification, if any, at the discretion of the Fund's advisor.

(2) Percentages are based on total investments, which may differ from the Fund's total net assets used in computing the percentages in the Portfolio of Investments which follows.

Portfolio of Investments

Description	Principal Amount	Value
SHORT-TERM MUNICIPALS -- 99.9%
PENNSYLVANIA -- 99.9%
Allegheny County, PA, HDA, Refunding Revenue Bonds Weekly VRDNs (FNMA LIQ)	$500,000	$500,000
Allegheny County, PA ,Higher Education Building Authority, (Series 1998) Daily VRDNs (Carnegie Mellon University)/(Landesbank Hessen-Thueringen, Frankfurt LIQ)	300,000	300,000
Allegheny County, PA, IDA Weekly VRDNs (Western PA Humane Society)/(National City Bank, Pennsylvania LOC)	700,000	700,000
Allegheny County, PA, IDA, 1.85% TOBs (Children's Museum of Pittsburgh)/(PNC Bank, N.A. LOC), Mandatory Tender 10/1/2005	500,000	500,000
Armstrong School District, PA, 1.35% Bonds, 3/15/2005 (FGIC INS)	250,000	250,000
Beaver County, PA, IDA, Refunding Revenue Bond Weekly VRDNs (BP PLC)	700,000	700,000
Bucks County, PA, IDA, Revenue Bonds Weekly VRDNs (SHV Real Estate, Inc.)/(ABN AMRO Bank NV, New York LOC)	900,000	900,000
Chester County, PA, HEFA, Revenue Bonds Weekly VRDNs (Barclay Friends)/(Wachovia Bank N.A. LOC)	115,000	115,000
Chester County, PA, IDA, (Series of 2001) Daily VRDNs (Archdiocese of Philadelphia)/(Wachovia Bank N.A. LOC)	500,000	500,000
Chester County, PA, IDA, The Woods Project Weekly VRDNs (PNC Bank, N.A. LOC)	360,000	360,000
Cumberland County, PA, Municipal Authority, (Series 2003-B), Weekly VRDNs (Presbyterian Homes, Inc.)/(KBC Bank N.V. LOC)	$900,000	$900,000
Dallastown Area School District, PA, (Series 1998), Weekly VRDNs (FGIC INS)/(BNP Paribas LIQ)	480,000	480,000
Delaware County, PA, IDA, Refunding Revenue Bonds Weekly VRDNs (GE Capital Corp.)	430,000	430,000
Delaware County, PA, IDA, Revenue Bonds Weekly VRDNs (GE Capital Corp.)	500,000	500,000
Delaware County, PA, IDA, Scott Paper Co. Weekly VRDNs	500,000	500,000
Delaware Valley, PA, Regional Finance Authority Weekly VRDNs (Toronto Dominion Bank LOC)	700,000	700,000
Delaware Valley, PA, Regional Finance Authority Weekly VRDNs (Toronto Dominion Bank LOC)	400,000	400,000
Delaware Valley, PA, Regional Finance Authority, (Series A), Weekly VRDNs (Toronto Dominion Bank LOC)	500,000	500,000
Erie County, PA, Hospital Authority, (Series 1998B) Daily VRDNs (Hamot Health Foundation)/(AMBAC INS)/(National City Bank PA LIQ)	300,000	300,000
Fairview, PA, School District, 6.00% Bonds, 2/15/2005 (@100)	500,000	506,646
Greater Latrobe, PA, School Authority School Building, 1.60% Bonds (MBIA Global Funding LLC LOC), 4/1/2005	865,000	865,000
Hanover, PA, Public School District, (GO UT), 4.50% Bonds, 3/1/2005 (FSA INS)	200,000	202,236
Harrisburg, PA, Water Authority, Refunding Revenue Bond, (Series A), Weekly VRDNs (FGIC INS)/(FGIC Securities Purchase, Inc. LIQ)	$235,000	$235,000
Lancaster, PA, Higher Education Authority, (Series 1997), Weekly VRDNs (Franklin and Marshall College Project)/(J.P. Morgan Chase Bank LIQ)	695,000	695,000
Lehigh County, PA ,General Purpose Authority Daily VRDNs (AMBAC INS)/(J.P. Morgan Chase Bank LIQ)	200,000	200,000
Lehigh County, PA, IDA Weekly VRDNs (Wachovia Bank N.A. LOC)	560,000	560,000
Montgomery County, PA, IDA, Revenue Bonds Monthly VRDNs (ABN AMRO Bank NV LOC)	900,000	900,000
Moon Township, PA, IDA, Revenue Bonds Weekly VRDNs (PNC Bank, N.A. LOC)	1,050,000	1,050,000
Mt. Pleasant, PA, Area School District, 2.00% Bonds (FGIC INS), 11/15/2004	400,000	400,137
Northeastern, PA, Hospital & Education Authority, Refunding Revenue Bonds, 6.55% Bonds (AMBAC INS), 2/15/2005 (@100)	225,000	228,507
Pennsylvania State Higher Education Facilities Authority, Refunding Revenue Bonds, 5.00% Bonds, 4/1/2005 (MBIA Insurance Corp., INS)	200,000	202,817
Pennsylvania State Turnpike Commission, (Series Q of 1998) Daily VRDNs (WestLB AG, Bayerishce Landesbank, Landesbank Baden-Wuerttemberg LIQ)	500,000	500,000
Pennsylvania State Turnpike Commission, (Series A), 5.50% Bonds, 12/1/2004 (@102)	250,000	255,892
Pennsylvania State University, (Series A), Weekly VRDNs (J.P. Morgan Chase Bank LOC)	700,000	700,000
Philadelphia, PA, Gas Works, (Series A-2), Weekly VRDNs (Bank of Nova Scotia and J.P. Morgan Chase Bank LOCs)	500,000	500,000
Philadelphia, PA, School District, (GO UT), 5.25% Bonds, 3/1/2005	$225,000	$228,044
Philadelphia, PA, Water & Wastewater System, (Series B), Weekly VRDNs (AMBAC INS)	1,000,000	1,000,000
Schuylkill County, PA, (GO UT) Weekly VRDNs (AMBAC INS)/(KBC Bank NV LIQ)	80,000	80,000
Shaler, PA, Area School District Weekly VRDNs (FSA INS)/(Wachovia Bank N.A. LIQ)	500,000	500,000
State Public School Building Authority, PA, (Series F), 5.50% Bonds (Westmoreland County, PA Commnuity College)/(MBIA Insurance Corp. INS), 10/15/2005 (@100)	400,000	414,115
University of Pittsburgh, (Series 2000A), Weekly VRDNs (BNP Paribas LIQ)	100,000	100,000
University of Pittsburgh, (Series 2000B), Weekly VRDNs (Lloyds TSB Bank PLC LIQ)	240,000	240,000
University of Pittsburgh, Commonwealth of higher education Weekly VRDNs (Dexia Credit Local LIQ)	700,000	700,000
Upper Moreland Township, PA, (GO UT), 2.00% Bonds, 11/15/2004 (FSA INS)	335,000	335,127
Westmont Hilltop, PA, School District, 2.00% Bonds, 4/1/2005 (MBIA Inusrance Corp., INS)	250,000	250,617
York, PA, General Authority, Revenue Bonds Weekly VRDNs (AMBAC INS)/(Wachovia Bank N.A. LIQ)	175,000	175,000
York, PA, General Authority, Revenue Bonds Weekly VRDNs (AMBAC INS)/(Wachovia Bank N.A. LIQ)	20,000	20,000

TOTAL INVESTMENTS -- 99.9% (AT AMORTIZED COST)		$21,579,138

OTHER ASSETS AND LIABILITIES -- NET -- 0.1%		$23,260

TOTAL NET ASSETS -- 100%		$21,602,398

See Notes to Portfolios of Investments

The categories of investments are shown as a percentage of total net assets at October 31, 2004.

(1) Denotes variable rate securities with current rate and next demand date.

(2) Each issue, with the exception of variable rate securities, shows the coupon or rate of discount at the time of purchase, if applicable.

(3) At October 31, 2004, 2.3% of the total investments at market value were subject to alternative minimum tax for New York Tax-Free Money Market Fund, (percentage is unaudited). At October 31, 2004, the Tax-Free Money Market Fund and Pennsylvania Tax-Free Money Market Fund held no securities that were subject to the federal alternative minimum tax.

The following acronyms are used throughout this report:

AMBAC -- American Municipal Bond Assurance Corporation

IDA -- Industrial Development Authority
BANs -- Bond Anticipation Notes

IDB -- Industrial Development Bond
COL -- Collateralized

IDC -- Industrial Development Corporation
CP -- Commercial Paper

IDRB -- Industrial Development Revenue Bond
CSD -- Central School District

INS -- Insured
EDA -- Economic Development Authority

LIQ -- Liquidity Agreement
EDFA -- Economic Development Financing Authority

LOC(s) -- Letter(s) of Credit
FGIC -- Financial Guaranty Insurance Corporation

PCRBs -- Pollution Control Revenue Bonds
FNMA -- Federal National Mortgage Association

RANs -- Revenue Anticipation Notes
FSA -- Financial Security Assurance

TANs -- Tax Anticipation Notes
GO -- General Obligation

TOBs -- Tender Option Bonds
GTD -- Guaranteed

TRANs -- Tax and Revenue Anticipation Notes
HDA -- Hospital Development Authority

UT -- Unlimited Tax
HEFA -- Health and Education Facilities Authority

VHA -- Veterans Hosing Administration
HFA -- Housing Finance Agency

VRDNs -- Variable Rate Demand Notes

MTB Fund	Cost of Investments for Federal Tax Purposes
U.S. Treasury Money Market Fund

$ 791,949,254*
U.S. Government Money Market Fund	2,339,529,055*
Tax-Free Money Market Fund	189,779,054*
Money Market Fund	1,920,691,361*
Prime Money Market Fund	291,853,750*
New York Tax-Free Money Market Fund	170,753,875*
Pennsylvania Tax-Free Money Market Fund	21,579,138*

*at amortized cost

(See Notes which are an integral part of the Financial Statements)

STATEMENTS OF ASSETS AND LIABILITIES

October 31, 2004 (Unaudited)	U.S. Treasury Money Market Fund	U.S. Government Money Market Fund
ASSETS:
Investments in repurchase agreements	$ --	$ 455,678,000
Investments in securities	791,949,254	1,883,851,055

TOTAL INVESTMENTS IN SECURITIES, AT AMORTIZED COST AND VALUE	791,949,254	2,339,529,055

Cash	680	--
Income receivable	--	1,763,789
Receivable for shares sold	1,450	--
Prepaid expenses	--	--

TOTAL ASSETS	791,951,384	2,341,292,844

LIABILITIES:
Payable for investments purchased	--	--
Income distribution payable	651,955	2,442,309
Payable for shares redeemed	62,941	--
Payable to bank	--	304
Payable for transfer and dividend disbursing agent fees and expenses	50,124	7,097
Payable for audit fees	--	700
Payable for portfolio accounting fees	45,822	123,050
Payable for distribution services fee (Note 5)	30,012	18,055
Payable for shareholder services fee (Note 5)	36,644	29,305
Accrued expenses	34,937	107,408

TOTAL LIABILITIES	912,435	2,728,228

NET ASSETS	$ 791,038,949	$ 2,338,564,616

NET ASSETS CONSIST OF:

Paid in capital	$ 791,039,192	$ 2,338,548,283
Accumulated net realized gain (loss) on investments	--	--
Undistributed (distributions in excess of) net investment income	(243)	16,333

TOTAL NET ASSETS	$ 791,038,949	$ 2,338,564,616

Class A Shares	$ 148,653,292	$ 1,007,413

Class B Shares	$ --	$ --

Class S Shares	$ 21,373,083	$ --

Institutional Shares	$ --	$ --

Institutional I Shares	$ 268,761,347	$ 1,331,132,557

Institutional II Shares	$ 352,251,227	$ 1,006,424,646

SHARES OUTSTANDING, NO PAR VALUE, UNLIMITED SHARES AUTHORIZED:
Class A Shares	148,659,782	1,007,403

Class B Shares	--	--

Class S Shares	21,372,782	--

Institutional Shares	--	--

Institutional I Shares	268,696,827	1,331,206,072

Institutional II Shares	352,349,362	1,006,441,759

See Notes which are an integral part of the Financial Statements

Tax-Free Money Market Fund	Money Market Fund	Prime Money Market Fund	New York Tax-Free Money Market Fund	Pennsylvania Tax-Free Money Market Fund

$ --	$ 106,284,000	$ 32,540,000	$ --	$ --
189,779,054	1,814,407,361	259,313,750	170,753,875	21,579,138

189,779,054	1,920,691,361	291,853,750	170,753,875	21,579,138
1,062,190	191,209	17,783	--	2,286
532,173	826,068	130,317	517,962	54,519
--	241,927	8,934	33,396	--
--	--	--	--	2,079

191,373,417	1,921,950,565	292,010,784	171,305,233	21,638,022

1,301,664	70,000,000	10,000,000	--	--
138,137	1,289,843	174,354	65,426	19,257
--	145,425	54,384	30,612	--
--	--	--	86,208	--
8,565	183,152	13,832	16,785	7,514
7,770	--	10,673	1,225	6,131
11,689	104,927	16,848	11,091	2,722
2,889	64,102	--	--	--
13,893	194,021	12,165	27,213	--
5,501	92,968	33,448	4,552	--

1,490,108	72,074,438	10,315,704	243,112	35,624

$ 189,883,309	$ 1,849,876,127	$ 281,695,080	$ 171,062,121	$ 21,602,398

$ 189,884,884	$ 1,849,892,575	$ 281,699,276	$ 171,055,956	$ 21,602,413
(1,558)	(13,704)	(2,750)	6,346	(27)
(17)	(2,744)	(1,446)	(181)	12

$ 189,883,309	$ 1,849,876,127	$ 281,695,080	$ 171,062,121	$ 21,602,398

$ 49,483,417	$ 845,613,907	$ --	$ 133,767,367	$ 356,666

$ --	$ 242,399	$ --	$ --	$ --

$ --	$ 58,000,834	$ --	$ --	$ --

$ --	$ 6,794,720	$ 281,695,080	$ --	$ --

$ 94,626,613	$ 601,839,866	$ --	$ 37,294,754	$ 18,936,937

$ 45,773,279	$ 337,384,401	$ --	$ --	$ 2,308,795

49,493,442	845,867,471	--	133,762,932	356,666

--	241,932	--	--	--

--	57,802,471	--	--	--

--	6,794,942	281,701,834	--	--

94,638,994	601,818,099	--	37,292,794	18,938,189

45,764,335	337,395,155	--	--	2,307,558

	U.S. Treasury Money Market Fund	U.S. Government Money Market Fund
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PROCEEDS PER SHARE:
Net Asset Value Per Share
Class A Shares	$ 1.00	$ 1.00

Class B Shares	$ --	$ --

Class S Shares	$ 1.00	$ --

Institutional Shares	$ --	$ --

Institutional I Shares	$ 1.00	$ 1.00

Institutional II Shares	$ 1.00	$ 1.00

Investments, at identified cost	$ 791,949,254	$ 2,339,529,055

See Notes which are an integral part of the Financial Statements

Tax-Free Money Market Fund	Money Market Fund	Prime Money Market Fund	New York Tax-Free Money Market Fund	Pennsylvania Tax-Free Money Market Fund

$ 1.00	$ 1.00	$ --	$ 1.00	$ 1.00

$ --	$ 1.00	$ --	$ --	$ --

$ --	$ 1.00	$ --	$ --	$ --

$ --	$ 1.00	$ 1.00	$ --	$ --

$ 1.00	$ 1.00	$ --	$ 1.00	$ 1.00

$ 1.00	$ 1.00	$ --	$ --	$ 1.00

$ 189,779,054	$ 1,920,691,361	$ 291,853,750	$ 170,753,875	$ 21,579,138

STATEMENT OF OPERATIONS

Six Months Ended October 31, 2004 (Unaudited)	U.S. Treasury Money Market Fund	U.S. Government Money Market Fund
INVESTMENT INCOME:
Interest	$ 5,056,188	$ 15,492,884

TOTAL INVESTMENT INCOME	5,056,188	15,492,884

EXPENSES:
Investment advisory fee (Note 5)	2,045,597	5,719,555
Administrative personnel and services fee (Note 5)	262,796	734,577
Custodian fees	14,387	32,757
Transfer and dividend disbursing agent fees and expenses (Note 5)	33,845	54,391
Trustees' fees	5,472	9,412
Auditing fees	21,085	10,578
Legal fees	1,934	--
Portfolio accounting fees	147,536	409,523
Distribution services fee--Class A Shares (Note 5)	194,625	1,026
Distribution services fee--Class B Shares (Note 5)	--	--
Distribution services fee--Class S Shares (Note 5)	21,777	--
Distribution services fee--Institutional Shares (Note 5)	--	--
Distribution services fee--Institutional II Shares (Note 5)	460,072	1,343,893
Shareholder services fee--Class A Shares (Note 5)	194,625	1,026
Shareholder services fee--Class B Shares (Note 5)	--	--
Shareholder services fee--Class S Shares (Note 5)	21,777	--
Shareholder services fee--Institutional Shares (Note 5)	--	--
Shareholder services fee--Institutional I Shares (Note 5)	346,325	1,514,859
Share registration costs	23,046	23,671
Printing and postage	25,917	29,839
Insurance premiums	30,717	47,811
Miscellaneous	11,566	35,365

TOTAL EXPENSES	3,863,099	9,968,283

WAIVERS AND REIMBURSEMENTS:
Waiver of investment advisory fee (Note 5)	(656,409)	(2,108,843)
Waiver of portfolio accounting fees	(55,230)	(153,438)
Waiver of distribution services fee--Class A Shares (Note 5)	(194,625)	(1,026)
Waiver of distribution services fee--Class B Shares (Note 5)	--	--
Waiver of distribution services fee--Class S Shares (Note 5)	(18,267)	--
Waiver of distribution services fee--Institutional Shares (Note 5)	--	--
Waiver of distribution services fee--Institutional II Shares (Note 5)	(294,446)	(967,603)
Waiver of shareholder services fee--Class A Shares (Note 5)	(77,850)	(82)
Waiver of shareholder services fee--Class B Shares (Note 5)	--	--
Waiver of shareholder services fee--Class S Shares (Note 5)	--	--
Waiver of shareholder services fee--Institutional Shares (Note 5)	--	--
Waiver of shareholder services fee--Institutional I Shares (Note 5)	(318,619)	(1,514,859)
Waiver of shareholder services fee--Institutional II Shares (Note 5)	--	--
Reimbursement of other operating expenses (Note 5)	--	--

TOTAL WAIVERS AND REIMBURSEMENTS	(1,615,446)	(4,745,851)

Net expenses	2,247,653	5,222,432

Net Investment Income	$ 2,808,535	$ 10,270,452

See Notes which are an integral part of the Financial Statements

Tax-Free Money Market Fund	Money Market Fund	Prime Money Market Fund	New York Tax-Free Money Market Fund	Pennsylvania Tax-Free Money Market Fund

$ 1,068,195	$ 12,988,997	$ 1,931,502	$ 1,102,361	$ 131,197

1,068,195	12,988,997	1,931,502	1,102,361	131,197

436,071	4,777,425	706,578	445,428	53,059
56,060	613,726	90,807	57,249	6,821
4,361	28,046	6,806	4,454	531
21,566	194,941	10,023	19,065	15,563
2,923	7,386	2,760	2,644	2,238
5,805	37,642	6,512	9,015	6,172
786	2,776	1,541	1,013	1,076
32,649	342,630	51,889	33,067	5,489
65,893	1,107,474	--	165,788	454
--	880	--	--	--
--	69,433	--	--	--
--	6,243	353,289	--	--
60,525	444,979	--	--	1,835
65,893	1,107,474	--	165,788	454
--	294	--	--	--
--	69,433	--	--	--
--	6,243	353,289	--	--
91,618	760,291	--	56,926	24,240
19,218	22,024	6,055	15,714	27,916
3,827	54,277	12,735	7,762	3,560
9,069	32,774	6,887	7,228	4,089
5,805	21,767	2,667	2,966	2,644

882,069	9,708,158	1,611,838	994,107	156,141

(245,338)	(2,080,280)	(361,645)	(178,401)	(53,059)
(11,763)	(128,977)	(19,084)	(11,981)	(1,434)
(65,893)	(930,278)	--	(165,788)	(454)
--	(387)	--	--	--
--	--	--	--	--
--	(6,243)	(353,289)	--	--
(43,578)	(320,385)	--	--	(1,829)
(5,271)	--	--	(59,684)	(141)
--	(94)	--	--	--
--	--	--	--	--
--	(1,498)	(296,763)	--	--
(91,618)	(760,291)	--	(20,494)	(24,095)
--	--	--	--	--
--	--	--	--	(10,977)

(463,461)	(4,228,433)	(1,030,781)	(436,348)	(91,989)

418,608	5,479,725	581,057	557,759	64,152

$ 649,587	$ 7,509,272	$ 1,350,445	$ 544,602	$ 67,045

STATEMENTS OF CHANGES IN NET ASSETS

	U.S. Treasury Money Market Fund
	Six Months Ended (unaudited) October 31, 2004	Year Ended April 30, 2004

INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
Net investment income	$ 2,808,535	$ 3,776,741

DISTRIBUTIONS TO SHAREHOLDERS:
Distributions from net investment income
Class A Shares	(478,573)	(1,624,606)
Class B Shares	--	--
Class S Shares	(43,010)	(42,212)
Institutional Shares	--	--
Institutional I Shares	(1,039,562)	(985,048)
Institutional II Shares	(1,245,665)	(1,121,836)

Change in net assets resulting from distributions to shareholders	(2,806,810)	(3,773,702)

SHARE TRANSACTIONS:
Proceeds from sale of shares	1,711,704,233	4,884,676,615
Proceeds from shares issued in connection with the tax-free transfer of assets from ARK U.S. Treasury Money Market Portfolio	--	414,957,553
Proceeds from shares issued in connection with the tax-free transfer of assets from ARK U.S. Treasury Cash Management Portfolio	--	37,662,151
Proceeds from shares issued in connection with the tax-free transfer of assets from ARK U.S. Government Cash Management Portfolio	--	--
Proceeds from shares issued in connection with the tax-free transfer of assets from ARK Tax-Free Cash Management Portfolio	--	--
Proceeds from shares issued in connection with the tax-free transfer of assets from ARK Money Market Portfolio	--	--
Proceeds from shares issued in connection with the tax-free transfer of assets from ARK Prime Cash Management Portfolio	--	--
Net asset value of shares issued to shareholders in payment of distributions declared	228,904	284,908
Cost of shares redeemed	(1,726,977,291)	(5,171,599,869)

Change in net assets resulting from share transactions	(15,044,154)	165,981,358

Change in net assets	(15,042,429)	165,984,397

NET ASSETS:
Beginning of period	806,081,378	640,096,981

End of period	$ 791,038,949	$ 806,081,378

Undistributed (distributions in excess of) net investment income included in net assets at end of period	$ (243)	$ (45,103)

See Notes which are an integral part of the Financial Statements

U.S. Government Money Market Fund		Tax-Free Money Market Fund		Money Market Fund		Prime Money Market
Six Months Ended (unaudited) October 31, 2004	Year Ended April 30, 2004	Six Months Ended (unaudited) October 31, 2004	Year Ended April 30, 2004	Six Months Ended (unaudited) October 31, 2004	Year Ended April 30, 2004	Six Months Ended (unaudited) October 31, 2004	Year Ended April 30, 2004

$ 10,270,452	$ 14,114,726	$ 649,587	$ 937,343	$ 7,509,272	$ 9,690,438	$ 1,350,445	$ 1,796,519

(2,811)	(128,272)	(153,459)	(197,712)	(2,900,583)	(4,684,093)	--	--
--	--	--	--	(432)	(178)	--	--
--	--	--	--	(126,593)	(121,346)	--	--
--	--	--	--	(20,418)	(17,900)	(1,351,900)	(1,830,953)
(5,684,507)	(9,028,980)	(316,428)	(470,868)	(2,916,701)	(3,156,416)	--	--
(4,567,176)	(4,959,231)	(179,734)	(268,786)	(1,546,761)	(1,738,764)	--	--

(10,254,494)	(14,116,483)	(649,621)	(937,366)	(7,511,488)	(9,718,697)	(1,351,900)	(1,830,953)

2,268,692,522	4,676,020,526	153,868,194	313,287,302	3,539,679,281	8,163,415,103	630,450,921	778,833,498
--	--	--	--	--	--	--	--
--	--	--	--	--	--	--	--
--	856,436,291	--	--	--	--	--	--
--	--	--	11,848,522	--	--	--	--
--	--	--	--	--	1,028,939,384	--	--
--	--	--	--	--	61,893,805	--	--
51,067	313,597	153,735	215,601	2,174,199	3,036,354	606,431	582,947
(2,620,746,686)	(4,404,307,573)	(117,020,831)	(358,122,327)	(3,731,069,585)	(8,542,591,890)	(599,131,610)	(778,422,745)

(352,003,097)	1,128,462,841	37,001,098	(32,770,902)	(189,216,105)	714,692,756	31,925,742	993,700

(351,987,139)	1,128,461,084	37,001,064	(32,770,925)	(189,218,321)	714,664,497	31,924,287	959,266

2,690,551,755	1,562,090,671	152,882,245	185,653,170	2,039,094,448	1,324,429,951	249,770,793	248,811,527

$2,338,564,616	$2,690,551,755	$189,883,309	$152,882,245	$1,849,876,127	$2,039,094,448	$281,695,080	$249,770,793

$ 16,333	$ (2,015)	$ (17)	$ 17	$ (2,744)	$ (528)	$ (1,446)	$ 9

	New York Tax-Free Money Market Fund		Pennsylvania Tax-Free Money Market Fund
	Six Months Ended (unaudited) October 31, 2004	Year Ended April 30, 2004	Six Months Ended (unaudited) October 31, 2004	Year Ended April 30, 2004
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
Net investment income	$ 544,602	$ 829,751	$ 67,045	$ 81,735
Net realized gain on investments	--	6,346	--	--

Change in net assets resulting from operations	544,602	836,097	67,045	81,735

DISTRIBUTIONS TO SHAREHOLDERS:
Distributions from net investment income
Class A Shares	(405,643)	(738,522)	(775)	(329)
Institutional I Shares	(139,035)	(91,404)	(60,875)	(73,095)
Institutional II Shares	--	--	(5,419)	(8,274)

Change in net assets resulting from distributions to shareholders	(544,678)	(829,926)	(67,069)	(81,698)

SHARE TRANSACTIONS:
Proceeds from sale of shares	166,262,966	346,485,727	22,733,923	74,801,868
Net asset value of shares issued to shareholders in payment of distributions declared	304,379	497,227	771	278
Cost of shares redeemed	(158,821,772)	(375,531,440)	(17,386,811)	(75,439,563)

Change in net assets resulting from share transactions	7,745,573	(28,548,486)	5,347,883	(637,417)

Change in net assets	7,745,497	(28,542,315)	5,347,859	(637,380)
NET ASSETS:
Beginning of period	163,316,624	191,858,939	16,254,539	16,891,919

End of period	$171,062,121	$163,316,624	$21,602,398	$16,254,539

Undistributed (distributions in excess of) net investment income included in net assets at end of period	$ (181)	$ (105)	$ 12	$ 36

See Notes which are an integral part of the Financial Statements

Financial Highlights

(For a share outstanding throughout each period)

Year Ended April 30,	Net Asset Value, beginning of period	Net Investment Income	Total from Investment Operations	Distributions from Net Investment Income	Net Asset Value, end of period
U.S. TREASURY MONEY MARKET FUND -- CLASS A SHARES
2000	$ 1.00	0.05	0.05	(0.05)	$ 1.00
2001	$ 1.00	0.05	0.05	(0.05)	$ 1.00
2002	$ 1.00	0.02	0.02	(0.02)	$ 1.00
2003	$ 1.00	0.01	0.01	(0.01)	$ 1.00
2004	$ 1.00	0.004(c)	0.004	(0.004)	$ 1.00
2004(d)	$ 1.00	0.003	0.003	(0.003)	$ 1.00
U.S. TREASURY MONEY MARKET FUND -- CLASS S SHARES
2000	$ 1.00	0.04	0.04	(0.04)	$ 1.00
2001	$ 1.00	0.05	0.05	(0.05)	$ 1.00
2002	$ 1.00	0.02	0.02	(0.02)	$ 1.00
2003	$ 1.00	0.01	0.01	(0.01)	$ 1.00
2004	$ 1.00	0.002(c)	0.002	(0.002)	$ 1.00
2004(d)	$ 1.00	0.002	0.002	(0.002)	$ 1.00
U.S. TREASURY MONEY MARKET FUND -- INSTITUTIONAL I SHARES
2004(f)	$ 1.00	0.003(c)	0.003	(0.003)	$ 1.00
2004(d)	$ 1.00	0.004	0.004	(0.004)	$ 1.00
U.S. TREASURY MONEY MARKET FUND -- INSTITUTIONAL II SHARES
2004(f)	$ 1.00	0.003(c)	0.003	(0.003)	$ 1.00
2004(d)	$ 1.00	0.003	0.003	(0.003)	$ 1.00
U.S. GOVERNMENT MONEY MARKET FUND -- CLASS A SHARES
2000	$ 1.00	0.05	0.05	(0.05)	$ 1.00
2001	$ 1.00	0.06	0.06	(0.06)	$ 1.00
2002	$ 1.00	0.02	0.02	(0.02)	$ 1.00
2003	$ 1.00	0.01	0.01	(0.01)	$ 1.00
2004	$ 1.00	0.005(c)	0.005	(0.005)	$ 1.00
2004(d)	$ 1.00	0.004	0.004	(0.004)	$ 1.00
U.S. GOVERNMENT MONEY MARKET FUND -- INSTITUTIONAL I SHARES
2000	$ 1.00	0.05	0.05	(0.05)	$ 1.00
2001	$ 1.00	0.06	0.06	(0.06)	$ 1.00
2002	$ 1.00	0.03	0.03	(0.03)	$ 1.00
2003	$ 1.00	0.01	0.01	(0.01)	$ 1.00
2004	$ 1.00	0.007(c)	0.007	(0.007)	$ 1.00
2004(d)	$ 1.00	0.005	0.005	(0.005)	$ 1.00
U.S. GOVERNMENT MONEY MARKET FUND -- INSTITUTIONAL II SHARES
2000	$ 1.00	0.05	0.05	(0.05)	$ 1.00
2001	$ 1.00	0.06	0.06	(0.06)	$ 1.00
2002	$ 1.00	0.02	0.02	(0.02)	$ 1.00
2003	$ 1.00	0.01	0.01	(0.01)	$ 1.00
2004	$ 1.00	0.006(c)	0.006	(0.006)	$ 1.00
2004(d)	$ 1.00	0.004	0.004	(0.004)	$ 1.00

(a) Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total Return for periods of less than one year are not annualized.

(b) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

(c) Based on average shares outstanding.

(d) Six months ended October 31, 2004 (unaudited).

(e) Computed on an annualized basis.

(f) Reflects operations for the period from August 18, 2003 (date of initial public investment) to April 30, 2004.

See Notes which are an integral part of the Financial Statements

	Ratios to Average Net Assets
Total Return(a)	Expenses	Net Investment Income	Expense Waiver/ Reimbursement(b)	Net Assets, end of period (000 omitted)

4.71%	0.58%	4.62%	0.08%	$ 423,685
5.60%	0.59%	5.45%	0.09%	$ 790,307
2.38%	0.59%	2.27%	0.09%	$ 741,357
0.93%	0.61%	0.93%	0.09%	$ 622,086
0.39%	0.61%	0.40%	0.32%	$ 148,182
0.31%	0.62%(e)	0.62%(e)	0.53%(e)	$ 148,653

4.45%	0.83%	4.36%	0.08%	$ 20,704
5.34%	0.84%	5.26%	0.09%	$ 21,070
2.12%	0.84%	2.03%	0.09%	$ 26,138
0.68%	0.86%	0.70%	0.09%	$ 18,011
0.22%	0.77%	0.22%	0.32%	$ 16,013
0.24%	0.76%(e)	0.50%(e)	0.39%(e)	$ 21,373

0.33%	0.47%(e)	0.47%(e)	0.43%(e)	$ 288,113
0.38%	0.49%(e)	0.75%(e)	0.25%(e)	$ 268,761

0.28%	0.54%(e)	0.40%(e)	0.36%(e)	$ 353,773
0.34%	0.56%(e)	0.68%(e)	0.18%(e)	$ 352,251

4.92%	0.64%	4.85%	0.84%	$ 120,578
5.75%	0.63%	5.62%	0.83%	$ 119,725
2.39%	0.65%	2.46%	0.85%	$ 79,396
1.02%	0.66%	1.03%	0.83%	$ 70,506
0.46%	0.65%	0.54%	0.26%	$ 649
0.36%	0.66%(e)	0.69%(e)	0.47%(e)	$ 1,007

5.16%	0.41%	5.05%	0.59%	$ 1,414,772
6.00%	0.40%	5.82%	0.58%	$ 1,243,512
2.63%	0.42%	2.56%	0.60%	$ 1,327,751
1.25%	0.43%	1.26%	0.56%	$ 1,232,568
0.69%	0.42%	0.69%	0.37%	$ 1,255,603
0.47%	0.43%(e)	0.94%(e)	0.45%(e)	$ 1,331,133

5.08%	0.48%	4.91%	0.59%	$ 84,503
5.92%	0.47%	5.69%	0.58%	$ 166,335
2.55%	0.49%	2.35%	0.60%	$ 262,495
1.18%	0.50%	1.17%	0.56%	$ 259,017
0.62%	0.48%	0.59%	0.38%	$ 1,434,300
0.44%	0.49%(e)	0.85%(e)	0.38%(e)	$ 1,006,425

(For a share outstanding throughout each period)

Year Ended April 30,	Net Asset Value, beginning of period	Net Investment Income	Distributions from Net Investment Income	Distributions from Net Realized Gain on Investments
TAX-FREE MONEY MARKET FUND -- CLASS A SHARES
2000	$ 1.00	0.03	(0.03)	--
2001	$ 1.00	0.03	(0.03)	--
2002	$ 1.00	0.02	(0.02)	--
2003	$ 1.00	0.01	(0.01)	--
2004	$ 1.00	0.004	(0.004)	--
2004(c)	$ 1.00	0.003	(0.003)	--
TAX-FREE MONEY MARKET FUND -- INSTITUTIONAL I SHARES
2000	$ 1.00	0.03	(0.03)	--
2001	$ 1.00	0.04	(0.04)	--
2002	$ 1.00	0.02	(0.02)	--
2003	$ 1.00	0.01	(0.01)	--
2004	$ 1.00	0.006	(0.006)	--
2004(c)	$ 1.00	0.004	(0.004)	--
TAX-FREE MONEY MARKET FUND -- INSTITUTIONAL II SHARES
2000	$ 1.00	0.03	(0.03)	--
2001	$ 1.00	0.04	(0.04)	--
2002	$ 1.00	0.02	(0.02)	--
2003	$ 1.00	0.01	(0.01)	--
2004	$ 1.00	0.005	(0.005)	--
2004(c)	$ 1.00	0.004	(0.004)	--
MONEY MARKET FUND -- CLASS A SHARES
2000	$ 1.00	0.05	(0.05)	--
2001	$ 1.00	0.06	(0.06)	--
2002	$ 1.00	0.02	(0.02)	--
2003	$ 1.00	0.01	(0.01)	(0.00)(e)
2004	$ 1.00	0.004	(0.004)	--
2004(c)	$ 1.00	0.003	(0.003)	--
MONEY MARKET FUND -- CLASS B SHARES
2004(f)	$ 1.00	0.001	(0.001)	--
2004(c)	$ 1.00	0.002	(0.002)	--
MONEY MARKET FUND -- CLASS S SHARES
2000	$ 1.00	0.05	(0.05)	--
2001	$ 1.00	0.05	(0.05)	--
2002	$ 1.00	0.02	(0.02)	--
2003	$ 1.00	0.01	(0.01)	(0.00)(e)
2004	$ 1.00	0.002	(0.002)	--
2004(c)	$ 1.00	0.002	(0.002)	--
MONEY MARKET FUND -- INSTITUTIONAL SHARES
2002(g)	$ 1.00	0.01	(0.01)	--
2003	$ 1.00	0.01	(0.01)	(0.00)(e)
2004	$ 1.00	0.005	(0.005)	--
2004(c)	$ 1.00	0.004	(0.004)	--

(a) Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

(b) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown.

(c) Six months ended October 31, 2004 (unaudited).

(d) Computed on an annualized basis.

(e) Represents less than $0.01.

(f) Reflects operations for the period from August 18, 2003 (date of initial public investment) to April 30, 2004.

(g) Reflects operations for the period from September 4, 2001 (date of initial public investment) to April 30, 2002.

See Notes which are an integral part of the Financial Statements

			Ratios to Average Net Assets
Total Distributions	Net Asset Value, end of period	Total Return(a)	Expenses	Net Investment Income	Expense Waiver/ Reimbursement(b)	Net Assets, end of period (000 omitted)

(0.03)	$ 1.00	2.94%	0.60%	2.90%	0.85%	$ 45,970
(0.03)	$ 1.00	3.50%	0.59%	3.46%	0.84%	$ 38,358
(0.02)	$ 1.00	1.54%	0.60%	1.49%	0.86%	$ 49,232
(0.01)	$ 1.00	0.77%	0.62%	0.77%	0.92%	$ 40,706
(0.004)	$ 1.00	0.40%	0.62%	0.40%	0.48%	$ 51,778
(0.003)	$ 1.00	0.30%	0.62%(d)	0.58%(d)	0.56%(d)	$ 49,483

(0.03)	$ 1.00	3.17%	0.37%	3.12%	0.60%	$ 63,666
(0.04)	$ 1.00	3.73%	0.36%	3.67%	0.59%	$ 62,052
(0.02)	$ 1.00	1.77%	0.37%	1.73%	0.61%	$ 69,275
(0.01)	$ 1.00	1.00%	0.39%	0.99%	0.60%	$ 96,729
(0.006)	$ 1.00	0.62%	0.40%	0.62%	0.42%	$ 49,491
(0.004)	$ 1.00	0.41%	0.39%(d)	0.86%(d)	0.55%(d)	$ 94,627

(0.03)	$ 1.00	3.10%	0.44%	3.04%	0.60%	$ 35,256
(0.04)	$ 1.00	3.66%	0.43%	3.53%	0.59%	$ 43,993
(0.02)	$ 1.00	1.70%	0.44%	1.74%	0.61%	$ 32,358
(0.01)	$ 1.00	0.93%	0.46%	0.92%	0.61%	$ 48,218
(0.005)	$ 1.00	0.55%	0.47%	0.54%	0.36%	$ 51,614
(0.004)	$ 1.00	0.38%	0.46%(d)	0.74%(d)	0.47%(d)	$ 45,773

(0.05)	$ 1.00	4.95%	0.63%	4.87%	0.05%	$ 1,095,128
(0.06)	$ 1.00	5.85%	0.64%	5.67%	0.05%	$ 1,598,305
(0.02)	$ 1.00	2.41%	0.71%	2.39%	0.18%	$ 1,512,433
(0.01)	$ 1.00	0.92%	0.70%	0.92%	0.25%	$ 1,240,670
(0.004)	$ 1.00	0.41%	0.70%	0.41%	0.40%	$ 924,016
(0.003)	$ 1.00	0.33%	0.70%(d)	0.65%(d)	0.44%(d)	$ 845,614

(0.001)	$ 1.00	0.07%	1.19%(d)	1.17%(d)	0.79%(d)	$ 226
(0.002)	$ 1.00	0.18%	1.00%(d)	0.37%(d)	0.64%(d)	$ 242

(0.05)	$ 1.00	4.69%	0.88%	4.71%	0.05%	$ 48,760
(0.05)	$ 1.00	5.59%	0.89%	5.48%	0.05%	$ 61,450
(0.02)	$ 1.00	2.13%	0.98%	1.96%	0.17%	$ 112,156
(0.01)	$ 1.00	0.61%	1.00%	0.63%	0.20%	$ 81,002
(0.002)	$ 1.00	0.18%	0.94%	0.18%	0.24%	$ 53,238
(0.002)	$ 1.00	0.23%	0.91%(d)	0.46%(d)	0.23%(d)	$ 57,802

(0.01)	$ 1.00	1.19%	0.61%(d)	1.55%(d)	0.36%(d)	$ 2,805
(0.01)	$ 1.00	1.02%	0.60%	0.99%	0.35%	$ 2,757
(0.005)	$ 1.00	0.51%	0.61%	0.50%	0.51%	$ 3,242
(0.004)	$ 1.00	0.38%	0.60%(d)	0.82%(d)	0.54%(d)	$ 6,795

(For a share outstanding throughout each period)

Year Ended April 30,	Net Asset Value, beginning of period	Net Investment Income	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Distributions from Net Investment Income	Distributions from Net Realized Gain on Investments	Total Distributions
MONEY MARKET FUND -- INSTITUTIONAL I SHARES
2004(c)	$ 1.00	0.006	--	0.006	(0.006)	--	(0.006)
2004(e)	$ 1.00	0.005	--	0.005	(0.005)	--	(0.005)
MONEY MARKET FUND -- INSTITUTIONAL II SHARES
2004(c)	$ 1.00	0.004	--	0.004	(0.004)	--	(0.004)
2004(e)	$ 1.00	0.00	--	0.00	(0.00)	--	(0.00)
PRIME MONEY MARKET FUND -- INSTITUTIONAL SHARES
1999(f)	$ 1.00	0.05	(0.00)(g)	0.05	(0.05)	--	(0.05)
2000(f)	$ 1.00	0.05	(0.00)(g)	0.05	(0.05)	--	(0.05)
2001(h)(i)	$ 1.00	0.05	--	0.05	(0.05)	--	(0.05)
2002	$ 1.00	0.03	--	0.03	(0.03)	--	(0.03)
2003	$ 1.00	0.01	--	0.01	(0.01)	(0.00)(g)	(0.01)
2004	$ 1.00	0.007	--	0.007	(0.007)	--	(0.007)
2004(e)	$ 1.00	0.005	--	0.005	(0.005)	--	(0.005)
NEW YORK TAX-FREE MONEY MARKET FUND -- CLASS A SHARES
2000	$ 1.00	0.03	--	0.03	(0.03)	--	(0.03)
2001	$ 1.00	0.03	--	0.03	(0.03)	--	(0.03)
2002	$ 1.00	0.02	--	0.02	(0.02)	--	(0.02)
2003	$ 1.00	0.01	--	0.01	(0.01)	--	(0.01)
2004	$ 1.00	0.004	0.000(j)	0.004	(0.004)	--	(0.004)
2004(e)	$ 1.00	0.003	--	0.003	(0.003)	--	(0.003)
NEW YORK TAX-FREE MONEY MARKET FUND -- INSTITUTIONAL I SHARES
2004(c)	$ 1.00	0.002	0.000(j)	0.002	(0.002)	--	(0.002)
2004(e)	$ 1.00	0.003	--	0.003	(0.003)	--	(0.003)
PENNSYLVANIA TAX-FREE MONEY MARKET FUND -- CLASS A SHARES
2004(k)	$ 1.00	0.001	--	0.001	(0.001)	--	(0.001)
2004(e)	$ 1.00	0.002	--	0.002	(0.002)	--	(0.002)
PENNSYLVANIA TAX-FREE MONEY MARKET FUND -- INSTITUTIONAL I SHARES
2002(l)	$ 1.00	0.02	--	0.02	(0.02)	--	(0.02)
2003	$ 1.00	0.01	--	0.01	(0.01)	--	(0.01)
2004	$ 1.00	0.004	--	0.004	(0.004)	--	(0.004)
2004(e)	$ 1.00	0.003	--	0.003	(0.003)	--	(0.003)
PENNSYLVANIA TAX-FREE MONEY MARKET FUND -- INSTITUTIONAL II SHARES
2002(m)	$ 1.00	0.01	--	0.01	(0.01)	--	(0.01)
2003	$ 1.00	0.01	--	0.01	(0.01)	--	(0.01)
2004	$ 1.00	0.004	--	0.004	(0.004)	--	(0.004)
2004(e)	$ 1.00	0.003	--	0.003	(0.003)	--	(0.003)

(a) Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable.Total returns for periods of less than one year are not annualized.

(b) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

(c) Reflects operations for the period from August 18, 2003 (date of initial public investment) to April 30, 2004.

(d) Computed on an annualized basis.

(e) Six months ended October 31, 2004 (unaudited).

(f) Reflects operations for the year ended June 30.

(g) Represents less than $0.01.

(h) Reflects operations for the period from July 1, 2000 to April 30, 2001. The Fund changed its fiscal year from June 30 to April 30.

(i) Effective January 8, 2001, the Fund changed its investment advisor from Martindale Andres & Company LLC to Manufacturers and Traders Trust Company.

(j) Represents less than $0.001.

(k) Reflects operations for the period from August 25, 2003 (date of initial public investment) to April 30, 2004.

(l) Reflects operations for the period from May 1, 2001 (date of initial public investment) to April 30, 2002.

(m) Reflects operations for the period from May 11, 2001 (date of initial public investment) to April 30, 2002.

See Notes which are an integral part of the Financial Statements

			Ratios to Average Net Assets
Net Asset Value, end of period	Total Return(a)	Expenses	Net Investment Income	Expense Waiver/ Reimbursement(b)	Net Assets, end of period (000 omitted)

$ 1.00	0.48%	0.42%(d)	0.69%(d)	0.51%(d)	$ 698,792
$ 1.00	0.48%	0.41%(d)	0.96%(d)	0.48%(d)	$ 601,840

$ 1.00	0.43%	0.49%(d)	0.62%(d)	0.44%(d)	$ 359,579
$ 1.00	0.44%	0.48%(d)	0.87%(d)	0.41%(d)	$ 337,384

$ 1.00	4.80%	0.49%	4.68%	0.80%	$ 261,561
$ 1.00	5.46%	0.47%	5.34%	0.70%	$ 282,014
$ 1.00	4.81%	0.53%(d)	5.76%(d)	0.21%(d)	$ 186,013
$ 1.00	2.63%	0.41%	2.54%	0.30%	$ 218,819
$ 1.00	1.21%	0.40%	1.20%	0.30%	$ 248,812
$ 1.00	0.68%	0.42%	0.66%	0.63%	$ 249,771
$ 1.00	0.48%	0.41%(d)	0.96%(d)	0.73%(d)	$ 281,695

$ 1.00	2.97%	0.60%	3.00%	0.09%	$ 172,791
$ 1.00	3.52%	0.62%	3.44%	0.09%	$ 158,359
$ 1.00	1.62%	0.63%	1.59%	0.09%	$ 187,043
$ 1.00	0.86%	0.61%	0.86%	0.09%	$ 191,859
$ 1.00	0.43%	0.63%	0.44%	0.39%	$ 127,463
$ 1.00	0.31%	0.63%(d)	0.61%(d)	0.55%(d)	$ 133,767

$ 1.00	0.23%	0.64%(d)	0.41%(d)	0.26%(d)	$ 35,853
$ 1.00	0.31%	0.63%(d)	0.61%(d)	0.30%(d)	$ 37,295

$ 1.00	0.13%	0.82%(d)	0.26%(d)	0.93%(d)	$ 222
$ 1.00	0.23%	0.77%(d)	0.43%(d)	0.94%(d)	$ 357

$ 1.00	1.54%	0.57%	1.51%	0.19%	$ 24,051
$ 1.00	0.86%	0.58%	0.88%	0.43%	$ 13,453
$ 1.00	0.45%	0.59%	0.44%	0.65%	$ 15,361
$ 1.00	0.32%	0.60%(d)	0.63%(d)	0.86%(d)	$ 18,937

$ 1.00	1.46%	0.57%(d)	1.45%(d)	0.29%(d)	$ 2,068
$ 1.00	0.86%	0.58%	0.83%	0.73%	$ 3,439
$ 1.00	0.44%	0.53%	0.54%	0.72%	$ 671
$ 1.00	0.32%	0.60%(d)	0.74%(d)	0.86%(d)	$ 2,309

NOTES TO FINANCIAL STATEMENTS

MTB Group of Funds
October 31, 2004 (unaudited)

1. ORGANIZATION

MTB Group of Funds (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Trust consists of 34 portfolios, 7 of which are presented herein (individually referred to as the "Fund" or collectively as the "Funds"). The remaining 27 funds (3 of which are only made available to variable annuity contracts) are presented in separate reports.

As set forth below, certain of the Funds (each, a "Successor MTB Fund") are successors to a corresponding portfolio of the ARK Funds pursuant to a reorganization which took place on August 15, 2003 or August 22, 20031 . Prior to the date of the reorganization, each successor MTB Fund had no investment operations. Accordingly, the information in these financial statements is historical information for the corresponding ARK Fund.

MTB Fund	Investment Objectives	Former Portfolio (sometimes referred to as "Accounting Survivor")

MTB U.S. Treasury Money Market Fund ("U.S. Treasury Money Market Fund")(d)	To seek current income with liquidity and stability of principal.	N/A
MTB U.S. Government Money Market Fund ("U.S. Government Money Market Fund")(d)[1]	To seek maximum current income and provide liquidity and security of principal.	ARK U.S. Government Money Market Portfolio
MTB Tax-Free Money Market Fund ("Tax-Free Money Market Fund")(n)[1]	Maximizing current income exempt from federal income tax and providing liquidity and stability of principal.	ARK Tax-Free Money Market Portfolio
MTB Money Market Fund ("Money Market Fund")(d)	To seek current income with liquidity and stability of principal.	N/A
MTB Prime Money Market Fund ("Prime Money Market Fund")(d)	To seek current income with liquidity and stability of principal	N/A
MTB New York Tax-Free Money Market Fund ("New York Tax-Free Money Market Fund")(n)	To seek a high level of current interest income that is exempt from federal regular income tax as is consistent with liquidity and relative stability of principal.	N/A
MTB Pennsylvania Tax-Free Money Market Fund ("Pennsylvania Tax-Free Money Market Fund")(n)[1]	Maximizing current income exempt from federal and Pennsylvania personal income taxes and providing liquidity and stability of principal.	ARK Pennsylvania Tax-Free Money Market Portfolio

(d) Diversified

(n) Non-diversified

The Trust offers 7 classes of shares: Class A Shares, Class B Shares, Class C Shares, Class S Shares, Institutional Shares, Institutional I Shares and Institutional II Shares.

Effective August 18, 2003, Class B Shares were added to Money Market Fund.

Effective August 18, 2003, Institutional I Shares were added to U.S. Treasury Money Market Fund, Money Market Fund and New York Tax-Free Money Market Fund.

Effective August 18, 2003, Institutional II Shares were added U.S. Treasury Money Market Fund and Money Market Fund.

The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held.

On August 15, 2003, U.S. Treasury Money Market Fund received a tax-free transfer of assets from ARK U.S. Treasury Money Market Portfolio and ARK U.S. Treasury Cash Management Portfolio as follows:

	Shares of U.S. Treasury Money Market Fund Issued	ARK U.S. Treasury Money Market Portfolio Net Assets Received	ARK U.S. Treasury Cash Management Portfolio Net Assets Received	Net Assets of U.S. Treasury Money Market Fund Prior to Combination	Net Assets of ARK U.S. Treasury Money Market Portfolio Immediately Prior to Combination	Net Assets of ARK U.S. Treasury Cash Management Portfolio Immediately Prior to Combination	Net Assets of U.S. Treasury Money Market Fund Immediately After Combination

Class A	20,782,532	$ 20,781,060	$ --	$ 699,126,393	$ 20,781,060	$ --	$ 719,907,453
Class S	--	--	--	21,127,525	--	--	21,127,525
Institutional I	268,437,355	268,495,651	--	--	268,495,651	--	268,495,651
Institutional II	163,442,047	125,680,842	37,662,151	--	125,680,842	37,662,151	163,342,993

TOTAL
	452,661,934	$ 414,957,553	$ 37,662,151	$ 720,253,918	$ 414,957,553	$ 37,662,151	$ 1,172,873,622

On August 15, 2003, U.S. Government Money Market Fund received a tax-free transfer of assets from ARK U.S. Government Cash Management Portfolio, as follows:

	Shares of U.S. Government Money Market Fund Issued	ARK U.S. Government Cash Management Portfolio Net Assets Received	Net Assets of U.S. Government Money Market Fund Prior to Combination	Net Assets of ARK U.S. Government Cash Management Portfolio Immediately Prior to Combination	Net Assets of U.S. Government Money Market Fund Immediately After Combination

Class A	--	$ --	$ 54,220,551	$ --	$ 54,220,551
Institutional I	--	--	1,385,057,487	--	1,385,057,487
Institutional II	856,436,112	856,436,291	267,979,202	856,436,291	1,124,415,493

TOTAL	856,436,112	$ 856,436,291	$ 1,707,257,240	$ 856,436,291	$ 2,536,693,531

On August 15, 2003, Tax-Free Money Market Fund received a tax-free transfer of assets from ARK Tax-Free Cash Management Portfolio, as follows:

	Shares of Tax-Free Money Market Fund Issued	ARK Tax-Free Cash Management Portfolio Net Assets Received	Net Assets of Tax-Free Money Market Fund Prior to Combination	Net Assets of ARK Tax-Free Cash Management Portfolio Immediately Prior to Combination	Net Assets of Tax-Free Money Market Fund Immediately After Combination

Class A	--	$ --	$ 42,977,757	$ --	$ 42,977,757
Institutional I	--	--	83,228,289	--	83,228,289
Institutional II	11,848,522	11,848,522	50,344,326	11,848,522	62,192,848

TOTAL	11,848,522	$ 11,848,522	$ 176,550,372	$ 11,848,522	$ 188,398,894

On August 15, 2003, Money Market Fund received a tax-free transfer of assets from ARK Money Market Portfolio and ARK Prime Cash Management Portfolio, as follows:

	Shares of Money Market Fund Issued	ARK Money Market Portfolio Net Assets Received	ARK Prime Cash Management Portfolio Net Assets Received	Net Assets of Money Market Fund Prior to Combination	Net Assets of ARK Money Market Portfolio Immediately Prior to Combination	Net Assets of ARK Prime Cash Management Portfolio Immediately Prior to Combination	Net Assets of Money Market Fund Immediately After Combination

Class A	195,034,557	$ 194,976,333	$ --	$ 1,167,124,417	$ 194,976,333	$ --	$ 1,362,100,750
Class B	228,433	228,423	--	--	228,423	--	228,423
Class S	--	--	--	72,826,342	--	--	72,826,342
Institutional	--	--	--	2,732,238	--	--	2,732,238
Institutional I	583,060,695	568,196,080	14,900,587	--	568,196,080	14,900,587	583,096,667
Institutional II	312,537,018	265,538,548	46,993,218	--	265,538,548	46,993,218	312,531,766

TOTAL	1,090,860,703	$1,028,939,384	$ 61,893,805	$ 1,242,682,997	$ 1,028,939,384	$ 61,893,805	$ 2,333,516,186

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. These policies are in conformity with generally accepted accounting principles (GAAP) in the United States of America.

Investment Valuations -- The money market funds use the amortized cost method to value their portfolio securities in accordance with Rule 2a-7 under the Act.

Repurchase Agreements -- It is each Fund's policy to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Funds to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement transaction.

The Funds will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Funds' adviser to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Trustees. Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Funds could receive less than the repurchase price on the sale of collateral securities.

Investment Income, Gain and Losses, Expenses and Distributions -- Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. All Funds except Prime Money Market Fund offer multiple classes of shares. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that each class bears certain expenses unique to that class such as distribution and shareholder services fees. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Premium and Discount Amortization -- All premiums and discounts are amortized/accreted.

Federal Taxes -- It is Funds' policy to comply with the Subchapter M provision of the Internal Revenue Code (the "Code") and to distribute to shareholders each year substantially all of their income. Accordingly, no provisions for federal income tax are necessary.

When-Issued and Delayed Delivery Transactions -- The Funds may engage in when-issued or delayed delivery transactions. The Funds record when-issued securities on the trade date and maintain security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Use of Estimates -- The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other -- Investment transactions are accounted for on a trade date basis. Realized gains and losses from investment tranactions are recorded on an identified cost basis.

3. SHARES OF BENEFICIAL INTEREST

The following table summarizes share activity:

	U.S. Treasury Money Market Fund
	Six Months Ended 10/31/2004		Year Ended 4/30/2004
	Shares

		Amount	Shares

				Amount
Class A Shares
Shares sold	661,764,108	$661,764,108	2,427,759,313	$2,427,789,717
Proceeds from shares issued in connection with the tax-free transfer of assets from ARK U.S. Treasury Money Market Portfolio	--	--	20,782,532	20,781,060
Shares issued to shareholders in payment of distributions declared	221,167	221,167	270,907	270,907
Shares redeemed	(661,515,346)	(661,515,346)	(2,922,783,228)	(2,922,783,228)

Net change resulting from Class A Share transactions	469,929
		$469,929	(473,970,476)
				$(473,941,544)

Class S Shares
Shares sold	76,713,857	$76,713,857	163,062,519	$162,989,645
Shares redeemed	(71,354,148)	(71,354,148)	(164,988,436)	(164,988,436)

Net change resulting from Class S Share transactions	5,359,709
		$5,359,709	(1,925,917)
				$(1,998,791)

	U.S. Treasury Money Market Fund (continued)
	Six Months Ended 10/31/2004		Period Ended 4/30/2004 (a)
	Shares	Amount	Shares	Amount
Institutional I Shares
Shares sold	540,547,382	$540,547,382	658,253,558	$658,195,262
Proceeds from shares issued in connection with the tax-free transfer of assets from ARK U.S. Treasury Money Market Portfolio	--	--	268,437,355	268,495,651
Shares issued to shareholders in payment of distributions declared	7,737	7,737	7,773	7,773
Shares redeemed	(559,907,565)	(559,907,565)	(638,649,413)	(638,649,413)

Net change resulting from Institutional I Share transactions	(19,352,446)
		$(19,352,446)	288,049,273
				$288,049,273

Institutional II Shares
Shares sold	432,678,886	$432,678,886	1,635,601,225	$1,635,701,991
Proceeds from shares issued in connection with the tax-free transfer of assets from ARK U.S. Treasury Money Market Portfolio	--	--	125,779,858	125,680,842
Proceeds from shares issued in connection with the tax-free transfer of assets from ARK U.S. Treasury Cash Management Portfolio	--	--	37,662,189	37,662,151
Shares issued to shareholders in payment of distributions declared	--	--	6,228	6,228
Shares redeemed	(434,200,232)	(434,200,232)	(1,445,178,792)	(1,445,178,792)

Net change resulting from Institutional II Share transactions	(1,521,346)	$(1,521,346)	353,870,708	$353,872,420

Net change resulting from share transactions	(15,044,154)	$(15,044,154)	166,023,588	$165,981,358

	U.S. Government Money Market Fund
	Six Months Ended 10/31/2004		Year Ended 4/30/2004
	Shares
		Amount	Shares
				Amount
Class A Shares
Shares sold	1,423,921	$1,423,921	40,866,173	$40,866,173
Shares issued to shareholders in payment of distributions declared	2,144	2,144	617	617
Shares redeemed	(1,067,451)	(1,067,451)	(110,737,406)	(110,737,406)

Net change resulting from Class A Share transactions	358,614	$358,614	(69,870,616)	$(69,870,616)

Institutional I Shares
Shares sold	1,121,263,426	$1,121,263,426	2,556,107,963	$2,556,107,963
Shares issued to shareholders in payment of distributions declared	48,923	48,923	312,980	312,980
Shares redeemed	(1,045,795,663)	(1,045,795,663)	(2,533,380,904)	(2,533,380,904)

Net change resulting from Institutional I Share transactions	75,516,686	$75,516,686	23,040,039	$23,040,039

	U.S. Government Money Market Fund (continued)
	Six Months Ended 10/31/2004		Year Ended 4/30/2004
	Shares
		Amount	Shares
				Amount
Institutional II Shares
Shares sold	1,146,005,175	$1,146,005,175	2,079,046,390	$2,079,046,390
Proceeds from shares issued in connection with the tax-free transfer of assets from ARK U.S. Government Cash Management Portfolio	--	--	856,436,112	856,436,291
Shares redeemed	(1,573,883,572)	(1,573,883,572)	(1,760,189,263)	(1,760,189,263)

Net change resulting from Institutional II Share transactions	(427,878,397)	$(427,878,397)	1,175,293,239	$1,175,293,418

Net change resulting from share transactions	(352,003,097)	$(352,003,097)	1,128,462,662	$1,128,462,841

	Tax-Free Money Market Fund
	Six Months Ended 10/31/2004		Year Ended 4/30/2004
	Shares
		Amount	Shares
				Amount
Class A Shares
Shares sold	14,188,929	$14,188,929	71,380,158	$71,398,254
Shares issued to shareholders in payment of distributions declared	153,456	153,456	215,324	215,324
Shares redeemed	(16,636,517)	(16,636,517)	(60,520,808)	(60,520,808)

Net change resulting from Class A Share transactions	(2,294,132)	$(2,294,132)	11,074,674	$11,092,770

Institutional I Shares
Shares sold	114,706,299	$114,706,299	172,728,209	$172,712,983
Shares redeemed	(69,570,530)	(69,570,530)	(219,955,377)	(219,955,377)

Net change resulting from Institutional I Share transactions	45,135,769	$45,135,769	(47,227,168)	$(47,242,394)

Institutional II Shares
Shares sold	24,972,966	$24,972,966	69,179,154	$69,176,065
Proceeds from shares issued in connection with the tax-free transfer of assets from ARK Tax-Free Cash Management Portfolio	--	--	11,848,522	11,848,522
Shares issued to shareholders in payment of distributions declared	279	279	277	277
Shares redeemed	(30,813,784)	(30,813,784)	(77,646,142)	(77,646,142)

Net change resulting from Institutional II Share transactions	(5,840,539)	$(5,840,539)	3,381,811	$3,378,722

Net change resulting from share transactions	37,001,098	$37,001,098	(32,770,683)	$(32,770,902)

	Money Market Fund
	Six Months Ended 10/31/2004		Year Ended 4/30/2004
	Shares
		Amount	Shares
				Amount
Class A Shares
Shares sold	2,170,909,057	$2,170,909,057	5,758,154,045	$5,758,154,064
Proceeds from shares issued in connection with the tax-free transfer of assets from ARK Money Market Portfolio	--	--	195,034,557	194,976,333
Shares issued to shareholders in payment of distributions declared	1,900,738	1,900,738	2,660,501	2,660,501
Shares redeemed	(2,251,212,883)	(2,251,212,883)	(6,272,432,446)	(6,272,432,446)

Net change resulting from Class A Share transactions	(78,403,088)	$(78,403,088)	(316,583,343)	$(316,641,548)

	Money Market Fund (continued)
	Six Months Ended 10/31/2004		Period Ended 4/30/2004 (a)
	Shares
		Amount	Shares
				Amount
Class B Shares
Shares sold	39,273	$39,273	38,750	$37,555
Proceeds from shares issued in connection with the tax-free transfer of assets from ARK Money Market Portfolio	--	--	228,433	228,423
Shares issued to shareholders in payment of distributions declared	431	431	177	177
Shares redeemed	(23,688)	(23,688)	(41,445)	(41,445)

Net change resulting from Class B Share transactions	16,016	$16,016	225,915	$224,710

	Six Months Ended 10/31/2004		Year Ended 4/30/2004
	Shares
		Amount	Shares
				Amount
Class S Shares
Shares sold	340,423,478	$340,423,478	765,107,363	$765,107,363
Shares issued to shareholders in payment of distributions declared	4	4	4	4
Shares redeemed	(335,661,975)	(335,661,975)	(792,870,912)	(792,870,912)

Net change resulting from Class S Share transactions	4,761,507	$4,761,507	(27,763,545)	$(27,763,545)

Institutional Shares
Shares sold	7,380,269	$7,380,269	12,373,793	$12,373,793
Shares issued to shareholders in payment of distributions declared	13,836	13,836	17,520	17,520
Shares redeemed	(3,841,899)	(3,841,899)	(11,906,088)	(11,906,088)

Net change resulting from Institutional Share transactions	3,552,206	$3,552,206	485,225	$485,225

	Six Months Ended 10/31/2004		Period Ended 4/30/2004 (a)
	Shares
		Amount	Shares
				Amount
Institutional I Shares
Shares sold	660,556,471	$660,556,471	987,838,485	$987,839,680
Proceeds from shares issued in connection with the tax-free transfer of assets from ARK Money Market Portfolio	--	--	568,158,635	568,196,080
Proceeds from shares issued in connection with the tax-free transfer of assets from ARK Prime Cash Management Portfolio	--	--	14,902,060	14,900,587
Shares issued to shareholders in payment of distributions declared	259,005	259,005	357,969	357,969
Shares redeemed	(757,764,378)	(757,764,378)	(872,490,148)	(872,490,148)

Net change resulting from Institutional I Share transactions	(96,948,902)	$(96,948,902)	698,767,001	$698,804,168

Institutional II Shares
Shares sold	360,370,733	$360,370,733	639,902,648	$639,902,648
Proceeds from shares issued in connection with the tax-free transfer of assets from ARK Money Market Portfolio	--	--	265,545,271	265,538,548
Proceeds from shares issued in connection with the tax-free transfer of assets from ARK Prime Cash Management Portfolio	--	--	46,991,747	46,993,218
Shares issued to shareholders in payment of distributions declared	185	185	183	183
Shares redeemed	(382,564,762)	(382,564,762)	(592,850,851)	(592,850,851)

Net change resulting from Institutional II Share transactions	(22,193,844)	$(22,193,844)	359,588,998	$359,583,746

Net change resulting from share transactions	(189,216,105)	$(189,216,105)	714,720,251	$714,692,756

	Prime Money Market Fund
	Six Months Ended 10/31/2004		Year Ended 4/30/2004
	Shares
		Amount	Shares
				Amount
Institutional Shares
Shares sold	630,450,921	$630,450,921	778,833,498	$778,833,498
Shares issued to shareholders in payment of distributions declared	606,431	606,431	582,947	582,947
Shares redeemed	(599,131,610)	(599,131,610)	(778,422,745)	(778,422,745)

Net change resulting from share transactions	31,925,742	$31,925,742	993,700	$993,700

	New York Tax-Free Money Market Fund
	Six Months Ended 10/31/2004		Year Ended 4/30/2004
	Shares
		Amount	Shares
				Amount
Class A Shares
Shares sold	118,862,338	$118,862,338	11,780,710,058	$11,780,710,058
Shares issued to shareholders in payment of distributions declared	304,379	304,379	497,227	497,227
Shares redeemed	(112,862,359)	(112,862,359)	(11,845,607,350)	(11,845,607,350)

Net change resulting from Class A Share transactions	6,304,358	$6,304,358	(64,400,065)	$(64,400,065)

	Six Months Ended 10/31/2004		Period Ended 4/30/2004 (a)
	Shares
		Amount	Shares
				Amount
Institutional I Shares
Shares sold	47,400,628	$47,400,628	80,011,378	$80,011,378
Shares redeemed	(45,959,413)	(45,959,413)	(44,159,799)	(44,159,799)

Net change resulting from Institutional I Share transactions	1,441,215	$1,441,215	35,851,579	$35,851,579

Net change resulting from share transactions	7,745,573	$7,745,573	(28,548,486)	$(28,548,486)

	Pennsylvania Tax-Free Money Market Fund
	Six Months Ended 10/31/2004		Period Ended 4/30/2004 (b)
	Shares
		Amount	Shares
				Amount
Class A Shares
Shares sold	1,125,759	$1,125,759	1,073,981	$1,073,981
Shares issued to shareholders in payment of distributions declared	771	771	278	278
Shares redeemed	(992,016)	(992,016)	(852,107)	(852,107)

Net change resulting from Class A Share transactions	134,514	$134,514	222,152	$222,152

	Six Months Ended 10/31/2004		Year Ended 4/30/2004
	Shares
		Amount	Shares
				Amount
Institutional I Shares
Shares sold	17,826,757	$17,826,757	65,878,143	$65,878,143
Shares redeemed	(14,249,524)	(14,249,524)	(63,970,232)	(63,970,232)

Net change resulting from Institutional I Share transactions	3,577,233	$3,577,233	1,907,911	$1,907,911

Institutional II Shares
Shares sold	3,781,407	$3,781,407	7,849,744	$7,849,744
Shares redeemed	(2,145,271)	(2,145,271)	(10,617,224)	(10,617,224)

Net change resulting from Institutional II Share transactions	1,636,136	$1,636,136	(2,767,480)	$(2,767,480)

Net change resulting from share transactions	5,347,883	$5,347,883	(637,417)	$(637,417)

(a) Reflects operations for the period from August 18, 2003 (date of initial public investment) to April 30, 2004.

(b) Reflects operations for the period from August 25, 2003 (date of initial public investment) to April 30, 2004.

4. FEDERAL TAX INFORMATION

At April 30, 2004, the following Funds had capital loss carryforwards which will reduce each Fund's taxable income arising from future net realized gain on investments, if any, to the extent permitted by the Internal Revenue Code and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal tax. Pursuant to the Code, such capital loss carryforwards will expire as follows:

	Capital Loss Carryforward to expire in				Total Capital Loss Carryforwards
Fund Name	2005	2008	2010	2011
Tax-Free Money Market Fund	$ 114	$875	$570	$ --	$ 1,559
Money Market Fund	--	--	--	13,704	13,704
Prime Money Market Fund	--	--	--	2,750	2,750
Pennsylvania Tax-Free Money Market Fund	--	--	27	--	27

As a result of the tax-free transfer of assets from acquired funds, certain capital loss carryforwards listed above may be limited.

5. INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Advisory Fee -- MTB Investment Advisors, Inc. (the "Advisor"), receives for its services an annual investment advisor fee equal to 0.50% of each Fund's average daily net assets. The Advisor may voluntarily choose to waive any portion of its fee and/or reimburse certain operating expenses of the Funds. The Advisor can modify or terminate this voluntary waiver and/or reimbursment at any time at its sole discretion.

Administrative Fee -- Federated Services Company (FServ) and M&T Securities, Inc. (M&T Securities) serve as co-administrators to the Trust and provide the Funds with certain administrative personnel and services necessary to operate the Funds. Administrative services were provided for an aggregate annual fee as specified below:

Fees Payable to FServ

Maximum Fee	Average Aggregate Daily Net Assets of the MTB Group of Funds
0.06%	on the first $2 billion
0.03%	on the next $3 billion
0.02%	on the next $2 billion
0.0125%	on the next $3 billion
0.01%	on assets in excess of $10 billion

Fees Payable to M&T Securities, Inc.

Maximum Fee	Average Aggregate Daily Net Assets of the MTB Group of Funds
0.04%	on the first $5 billion
0.03%	on the next $2 billion
0.0175%	on the next $3 billion
0.015%	on assets in excess of $10 billion

FServ and M&T Securities may each voluntarily choose to waive any portion of its fee. FServ and M&T Securities can each modify or terminate its voluntary waiver at any time at its sole discretion.

Transfer and Dividend Disbursing Agent Fees and Expenses -- Prior to July 1, 2004, FServ, through its subsidiary, Federated Shareholder Services Company (FSSC), served as transfer and dividend disbursing agent for the Funds. The fee paid to FSSC was based on the size, type and number of accounts and transactions made by shareholders. The fee paid to FSSC during the reporting period, after voluntary waiver, if applicable, was as follows:

Fund Name	Amount
U.S. Treasury Money Market Fund	$ 30,294
U.S. Government Money Market Fund	36,183
Tax-Free Money Market Fund	5,134
Money Market Fund	107,109
Prime Money Market Fund	8,835
New York Tax-Free Money Market Fund	10,791
Pennsylvania Tax-Free Money Market Fund	781

Distribution Services Fee -- The Trust has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Funds will compensate Edgewood Services, Inc. (Edgewood), the principal distributor, from the daily net assets of the Fund's Class A Shares, Class B Shares, Class C Shares, Class S Shares, Institutional Shares and Institutional II Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Funds may incur distribution expenses according to the following schedule annually, to compensate Edgewood.

Share Class Name	Percentage of Average Daily Net Assets of Class
Class A Shares	0.25%
Class B Shares	0.75%
Class C Shares	0.75%
Class S Shares	0.25%
Institutional Shares	0.25%
Institutional II Shares	0.25%

Edgewood may voluntarily choose to waive any portion of its fee. Edgewood can modify or terminate this voluntary waiver at any time at its sole discretion.

Edgewood is a wholly-owned subsidiary of Federated Investors, Inc.

Sales Charges -- A contingent deferred sales charge (CDSC) is imposed on certain redemptions of Class B Shares. The CDSC varies depending on the number of years from the time of payment for the purchase of Class B Shares until the redemption of such shares. Following the seventh year, Class B Shares automatically convert to Class A Shares.

Shareholder Services Fee -- Under the terms of a Shareholder Services Agreement with FServ and M&T Securities, M&T Securities may receive from FServ up to 0.25% of average daily net assets of each Fund's Class A Shares, Class B Shares, Class C Shares, Class S Shares, Institutional Shares, Institutional I Shares and Institutional II Shares for the period. The fee paid to M&T Securities is used to finance certain services for shareholders and to maintain shareholder accounts. M&T Securities may voluntarily choose to waive any portion of its fee with respect to the Funds. M&T Securities can modify or terminate this voluntary waiver at any time at its sole discretion.

General -- Certain of the Officers of the Trust are Officers and Directors or Trustees of the above companies.

6. CONCENTRATION OF CREDIT RISK

Since New York Tax-Free Money Market Fund and Pennsylvania Tax-Free Money Market Fund invest a substantial portion of their assets in issuers located in one state, they will be more susceptible to factors adversely affecting issuers of that state than would be a comparable tax-exempt mutual fund that invests nationally. In order to reduce the credit risk associated with such factors, at October 31, 2004, 75.5% for New York Tax-Free Money Market Fund and 72.9% for Pennsylvania Tax-Free Money Market Fund of the total market value of the securities in the portfolio of investments are backed by letters of credit or bond insurance of various financial institutions and financial guaranty assurance agencies. The largest percentage of investments insured by or supported (backed) by a letter of credit from any one institution or agency was 9.7% for New York Tax-Free Money Market Fund and 9.3% for Pennsylvania Tax-Free Money Market Fund of total market value of investments.

7. LINE OF CREDIT

The Funds entered into a $10,000,000 unsecured, committed revolving line of credit (LOC) agreement with State Street Bank & Trust Company. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate of 0.50% per annum over the Federal Funds Rate. The LOC includes a commitment fee of 0.10% per annum on the daily unused portion. The Funds did not utilize the LOC during the six months ended October 31, 2004.

Shares of the MTB Group of Funds are not FDIC insured or otherwise protected by the U.S. government, are not deposits or other obligations of, or guaranteed by, Manufacturers and Traders Trust Company, and are subject to investment risks, including possible loss of the principal amount invested.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Funds' prospectus which contains facts concerning their objectives and policies, management fees, expenses and other information.

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to securities held in the Funds' portfolios is available, without charge and upon request, by calling 1-800-836-2211. A report on Form N-PX of how the Funds voted any such proxies during the most recent 12-month period ended June 30 is available through the Funds' Internet site. Go to www.mtbfunds.com; select "Proxy Voting Record" to access the link to Form N-PX. This information is also available from the Edgar database on the SEC's Internet site at http://www.sec.gov.

QUARTERLY PORTFOLIO SCHEDULE

The Funds file with the SEC a complete schedule of their portfolio holdings, as of the close of the first and third quarters of their fiscal year, on "Form N-Q". These filings are available on the SEC's website at http://www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.)

[Logo of MTB Group of Funds]

Investment Advisor

MTB Investment Advisors, Inc.
100 E. Pratt Street
17th Floor
Baltimore, MD 21202

Distributor

Edgewood Services, Inc.
5800 Corporate Drive
Pittsburgh, PA 15237-5829

Co-Administrator

M&T Securities, Inc.
One M&T Plaza
Buffalo, NY 14203

Co-Administrator

Federated Services Company
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Transfer Agent and Dividend
Disbursing Agent

Boston Financial Data Services, Inc.
2 Heritage Drive
North Quincy, MA 02171

Custodian and Fund Accountant

State Street Corporation
P.O. Box 8609
Boston, MA 02266-8609

Independent Auditors

Ernst & Young, LLP
200 Clarendon Street
Boston, MA 02116-5072

We are pleased to send you this Semi-Annual Report of MTB Group of Funds. The Semi-Annual Report contains important information about your investments in MTB Group of Funds. Since we are required by law to send a Semi-Annual Report to each person listed as a shareholder, you (or your household) may receive more than one Semi-Annual Report.

31640 (12/04)

[Logo of MTB Group of Funds]

1-800-836-2211 / mtbfunds.com

MTB FUNDS
100 EAST PRATT STREET, 15TH FLOOR
BALTIMORE, MD 21202

MTB-SAR-000-1204

Item 2.     Code of Ethics

            Not Applicable

Item 3.     Audit Committee Financial Expert

            Not Applicable

Item 4.     Principal Accountant Fees and Services

            Not Applicable

Item 5.     Audit Committee of Listed Registrants

            Not Applicable

Item 6.     Schedule of Investments

            Not Applicable

Item 7.     Disclosure of Proxy Voting Policies and Procedures for Closed-End
            Management Investment Companies

            Not Applicable

Item 8.     Portfolio Managers of Closed-End Management Investment Companies

            Not Applicable

Item 9.     Purchases of Equity Securities by Closed-End Management Investment
            Company and Affiliated Purchasers

            Not Applicable

Item 10.    Submission of Matters to a Vote of Security Holders

            Not Applicable

Item 11.    Controls and Procedures

(a)  The   registrant's   President  and  Treasurer   have  concluded  that  the
     registrant's  disclosure  controls  and  procedures  (as  defined  in  rule
     30a-3(c)  under the Act) are  effective  in design  and  operation  and are sufficient to form the basis of the certifications required by Rule 30a-(2)
     under the Act, based on their evaluation of these  disclosure  controls and procedures within 90 days of the filing date of this report on Form N-CSR.

(b)  There were no changes in the  registrant's  internal control over financial reporting  (as  defined  in rule  30a-3(d)  under the Act)  during the last fiscal quarter that have materially  affected,  or are reasonably likely to
     materially  affect,  the  registrant's   internal  control  over  financial
     reporting.

Item 12.    Exhibits

SIGNATURES

Pursuant to the  requirements  of the  Securities  Exchange  Act of 1934 and the
Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant  MTB Group of Funds

By          /S/ Richard J. Thomas, Principal Financial Officer
                            (insert name and title)

Date        December 22, 2004

Pursuant to the  requirements  of the  Securities  Exchange  Act of 1934 and the
Investment  Company  Act of  1940,  this  report  has been  signed  below by the following  persons on behalf of the  registrant and in the capacities and on the dates indicated.

By          /S/ Charles L. Davis, Jr., Principal Executive Officer
Date        December 22, 2004

By          /S/ Richard J. Thomas, Principal Financial Officer
Date        December 22, 2004